UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08789

VALIC Company II

(Exact name of registrant as specified in charter)

2929 Allen Parkway, Houston, TX 77019

(Address of principal executive offices) (Zip code)

Kurt W. Bernlohr

Senior Vice President

The Variable Annuity Life Insurance Company

2929 Allen Parkway

Houston, TX 77019

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 831-6133

Date of fiscal year end: August 31

Date of reporting period: February 28, 2011

Item 1. Reports to Stockholders

VALIC Company II

Semi-Annual Report, February 28, 2011

SAVING : INVESTING : PLANNING

VALIC Company II

SEMI-ANNUAL REPORT FEBRUARY 28, 2011

VALIC Company II

PRESIDENT’S LETTER (Unaudited)

Dear Valued Investor:

We are pleased to provide you with the following Semi-Annual Report for VALIC Company II. The report contains the investment portfolio information and the financial statements of VALIC Company II for the six-month period ending February 28, 2011. We encourage you to carefully read this report and thank you for your investment.

The six-months of the reporting period saw strong equity market performance and the return of investor’s appetite for riskier assets. US corporations continued to report mostly positive earnings, and the total return for the S&P 500® Index*, widely regarded as the best single gauge of the U.S. equity market, was 27.73% for the six-month period. While the S&P 500® Index had positive returns during each month of the period, the bond market was more uncertain. The Barclays Capital U.S. Aggregate Bond Index**, a broad measure of the bond market, posted a negative return of -0.83% for the period. The MSCI EAFE Index***, designed to measure the equity market performance of developed markets (Europe, Australasia, Far East), excluding the U.S. and Canada, posted a strong 23.77% return.

The largest driver of financial market performance was the announcement and implementation of a $600 billion US Federal Reserve Bank program to buy US Treasuries. Commonly referred to as Quantitative Easing II or “QE II”, this injection of liquidity into the financial system and the Fed’s statement that economic conditions continue to warrant exceptionally low interest rates for an extended period, were generally beneficial to stock prices. These policies helped many businesses to cheaply refinance debt, resume or increase dividend payments, buy shares of their own stock, and stimulated merger and acquisition activity, all of which tend to drive share price appreciation. In the bond market, these same policies and the government’s direct participation kept short-term interest rates low and benefited riskier asset classes, such as high yield.

As the period drew to a close, investors were sharply reminded that risks can arise from unexpected quarters, as conflict spread across northern Africa, roiling the markets over oil supply concerns. Yet no matter what the future may present, we continue to believe that long-term investors usually benefit by sticking to fundamentals with a well-diversified portfolio, invested across asset classes, investment styles and geographic borders. We encourage you to talk regularly with your financial advisor, who can assist you in understanding your investments and clearly identifying your risk tolerance and long-term investment goals.

Thank you again for your trust and valued investment.

Sincerely,

Kurt W. Bernlohr, President

VALIC Company II

*

The S&P 500® Index is an index of the stocks of 500 major large-cap U.S. corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock’s percentage in the Index in proportion to its market value.

**	The Barclays Capital U.S. Aggregate Bond Index is an unmanaged index that is composed of securities from Barclays Capital Government/Corporate Bond Index, Mortgage-Backed Securities Index, and the Asset-Backed Securities Index.
***	The Morgan Stanley Capital International (MSCI), Europe, Australasia, Far East (EAFE) Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. As of May 27, 2010, the index consisted of 22 developed market country indices.

Past performance of an index does not guarantee the future performance of any investment.

VALIC Company II

EXPENSE EXAMPLE — February 28, 2011 (Unaudited)

Disclosure of Fund Expenses in Shareholder Reports

As a shareholder of a Fund in VALIC Company II (“VC II”), you incur ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at September 1, 2010 and held until February 28, 2011. Shares of VC II are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies (“Variable Contracts”) and qualified retirement plans (the “Plans”) offered by The Variable Annuity Life Insurance Company (“VALIC”), the investment adviser to VC II and other life insurance companies affiliated with VALIC. The fees and expenses associated with the Variable Contracts and Plans are not included in these Examples, and had such fees and expenses been included your costs would have been higher. Please see your Variable Contract prospectus or Plan document for more details on the fees associated with the Variable Contract or Plans.

Actual Expenses

The “Actual” section of the table provides information about your actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Expenses Paid During the Six Months Ended February 28, 2011” to estimate the expenses you paid on your account during this period. The “Expenses Paid During the Six Months Ended February 28, 2011” column and the “Expense Ratio as of February 28, 2011” column do not include fees and expenses that may be charged by the Variable Contracts or Plans, in which the Funds are offered. Had these fees and expenses been included, the “Expenses Paid During the Six Months Ended February 28, 2011” column would have been higher and the “Ending Account Value” would have been lower.

Hypothetical Example for Comparison Purposes

The “Hypothetical” section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The “Expenses Paid During the Six Months Ended February 28, 2011” column and the “Expense Ratio as of February 28, 2011” column do not include fees and expenses that may be charged by the Variable Contracts or Plans, in which the Funds are offered. Had these fees and expenses been included, the “Expenses Paid During the Six Months Ended February 28, 2011” column would have been higher and the “Ending Account Value” would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts or Plans. Please refer to your Variable Contract prospectus or Plan document for more information. Therefore, the “hypothetical” example is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses were included, your costs would have been higher.

VALIC Company II

EXPENSE EXAMPLE — February 28, 2011 (Unaudited) — (continued)

	Actual			Hypothetical
Fund#	Beginning Account Value at September 1, 2010	Ending Account Value Using Actual Return at February 28, 2011	Expenses Paid During the Six Months Ended February 28, 2011 *	Beginning Account Value at September 1, 2010	Ending Account Value Using a Hypothetical 5% Assumed Return at February 28, 2011	Expenses Paid During the Six Months Ended February 28, 2011 *	Expense Ratio as of February 28, 2011 *
Aggressive Growth Lifestyle	$1,000.00	$1,223.89	$0.55	$1,000.00	$1,024.30	$0.50	0.10%
Capital Appreciation	$1,000.00	$1,270.62	$4.79	$1,000.00	$1,020.58	$4.26	0.85%
Conservative Growth Lifestyle	$1,000.00	$1,134.16	$0.53	$1,000.00	$1,024.30	$0.50	0.10%
Core Bond	$1,000.00	$1,020.02	$3.86	$1,000.00	$1,020.98	$3.86	0.77%
High Yield Bond	$1,000.00	$1,099.36	$5.00	$1,000.00	$1,020.03	$4.81	0.96%
International Small Cap Equity	$1,000.00	$1,242.78	$5.56	$1,000.00	$1,019.84	$5.01	1.00%
Large Cap Value@	$1,000.00	$1,292.59	$4.60	$1,000.00	$1,020.78	$4.06	0.81%
Mid Cap Growth@	$1,000.00	$1,359.87	$4.97	$1,000.00	$1,020.58	$4.26	0.85%
Mid Cap Value@	$1,000.00	$1,313.89	$6.02	$1,000.00	$1,019.59	$5.26	1.05%
Moderate Growth Lifestyle	$1,000.00	$1,183.76	$0.54	$1,000.00	$1,024.30	$0.50	0.10%
Money Market II	$1,000.00	$1,000.05	$1.14	$1,000.00	$1,023.65	$1.15	0.23%
Small Cap Growth@	$1,000.00	$1,419.61	$6.96	$1,000.00	$1,019.04	$5.81	1.16%
Small Cap Value@	$1,000.00	$1,406.49	$5.67	$1,000.00	$1,020.08	$4.76	0.95%
Socially Responsible	$1,000.00	$1,269.55	$3.15	$1,000.00	$1,022.02	$2.81	0.56%
Strategic Bond	$1,000.00	$1,047.58	$4.52	$1,000.00	$1,020.38	$4.46	0.89%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181 days then divided by 365 days. These ratios do not reflect fees and expenses associated with the Variable Contracts or Plans. If such fees and expenses had been included, the expenses would have been higher. Please refer to your Variable Contract prospectus for details on the expenses that apply to the Variable Contracts or your Plan document for details on the administration fees charged by your Plan sponsor.
#	During the stated period, the investment adviser waived a portion of or all fees and assumed a portion of or all expenses for the Fund. As a result, if these fees and expenses had not been waived or assumed, the “Actual/Hypothetical Ending Account Value” would have been lower and the “Actual/Hypothetical Expenses Paid During the Six Months Ended February 28, 2011” and the “Expense Ratios” would have been higher.
@	Through expense offset arrangements resulting from broker commission recapture, a portion of the Fund’s expenses have been reduced. Had the expense reductions been taken into account, the Expense Example would have been as follows:

	Actual			Hypothetical
Fund#	Beginning Account Value at September 1, 2010	Ending Account Value Using Actual Return at February 28, 2011	Expenses Paid During the Six Months Ended February 28, 2011 *	Beginning Account Value at September 1, 2010	Ending Account Value Using a Hypothetical 5% Assumed Return at February 28, 2011	Expenses Paid During the Six Months Ended February 28, 2011 *	Expense Ratio as of February 28, 2011 *
Large Cap Value	$1,000.00	$1,292.59	$4.49	$1,000.00	$1,020.88	$3.96	0.79%
Mid Cap Growth	$1,000.00	$1,359.87	$4.86	$1,000.00	$1,020.68	$4.16	0.83%
Mid Cap Value	$1,000.00	$1,313.89	$5.91	$1,000.00	$1,019.69	$5.16	1.03%
Small Cap Growth	$1,000.00	$1,419.61	$6.90	$1,000.00	$1,019.09	$5.76	1.15%
Small Cap Value	$1,000.00	$1,406.49	$5.61	$1,000.00	$1,020.13	$4.71	0.94%

VALIC Company II Aggressive Growth Lifestyle Fund

PORTFOLIO PROFILE — February 28, 2011 (Unaudited)

Industry Allocation*

Domestic Equity Investment Companies	60.7%
Fixed Income Investment Companies	25.3
Real Estate Investment Companies	7.3
International Equity Investment Companies	6.6

99.9%

*	Calculated as a percentage of net assets

VALIC Company II Aggressive Growth Lifestyle Fund

PORTFOLIO OF INVESTMENTS — February 28, 2011 (Unaudited)

Security Description	Shares	Value (Note 2)

AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) — 99.9%
Domestic Equity Investment Companies — 60.7%
VALIC Co. I Blue Chip Growth Fund	744,530	$8,241,944
VALIC Co. I Mid Cap Strategic Growth Fund	624,995	7,931,183
VALIC Co. I Science & Technology Fund	422,410	7,324,587
VALIC Co. I Small Cap Special Values Fund	985,622	9,363,407
VALIC Co. I Stock Index Fund	853,826	22,412,936
VALIC Co. I Value Fund	672,093	6,801,585
VALIC Co. II Capital Appreciation Fund	631,371	6,402,097
VALIC Co. II Mid Cap Value Fund	787,727	13,997,907
VALIC Co. II Small Cap Growth Fund†	437,831	6,339,793
VALIC Co. II Small Cap Value Fund	900,989	12,884,136

Total Domestic Equity Investment Companies
(cost $77,129,843)		101,699,575

Fixed Income Investment Companies — 25.3%
VALIC Co. II Core Bond Fund	714,181	7,570,313
VALIC Co. II High Yield Bond Fund	2,206,859	16,507,307
VALIC Co. II Strategic Bond Fund	1,641,223	18,283,229

Total Fixed Income Investment Companies
(cost $38,818,942)		42,360,849

International Equity Investment Companies — 6.6%
VALIC Co. I Foreign Value Fund	448,653	4,446,152
VALIC Co. I International Equities Fund	964,222	6,537,426

Total International Equity Investment Companies
(cost $8,815,863)		10,983,578

Security Description	Shares	Value (Note 2)

Real Estate Investment Companies — 7.3%
VALIC Co. I Global Real Estate Fund
(cost $8,801,873)	1,417,302	$12,288,005

TOTAL INVESTMENTS
(cost $133,566,521)(2)	99.9%	167,332,007
Other assets less liabilities	0.1	167,714

NET ASSETS —	100.0%	$167,499,721

†	Non-income producing security
#	The Aggressive Growth Lifestyle fund invests in various VALIC Company I or VALIC Company II Funds, some of which are not presented in this report. Additional information on the underlying funds including such fund’s prospectuses and shareholder reports, is available at our website, www.valic.com.
(1)	See Note 3
(2)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2011 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Affiliated Registered Investment Companies:
Domestic Equity Investment Companies	$101,699,575	$—	$—	$101,699,575
Fixed Income Investment Companies	42,360,849	—	—	42,360,849
International Equity Investment Companies	10,983,578	—	—	10,983,578
Real Estate Investment Companies	12,288,005	—	—	12,288,005

Total	$167,332,007	$—	$—	$167,332,007

See Notes to Financial Statements

VALIC Company II Capital Appreciation Fund

PORTFOLIO PROFILE — February 28, 2011 (Unaudited)

Industry Allocation*

Aerospace/Defense	5.0%
Electronic Components — Semiconductors	4.1
Oil Companies — Exploration & Production	3.8
Internet Infrastructure Software	3.4
E-Commerce/Services	3.4
Computers	3.0
Retail — Restaurants	2.8
Computers — Memory Devices	2.8
Oil Companies — Integrated	2.5
Computer Services	2.2
Retail — Apparel/Shoe	2.2
Retail — Major Department Stores	2.2
Distribution/Wholesale	2.2
Cosmetics & Toiletries	2.1
Medical Instruments	1.9
Applications Software	1.9
Retail — Discount	1.9
Commercial Services — Finance	1.8
Semiconductor Components — Integrated Circuits	1.7
Web Portals/ISP	1.7
Chemicals — Specialty	1.5
Electronic Parts Distribution	1.5
Auto/Truck Parts & Equipment — Original	1.5
Cellular Telecom	1.5
Telecom Equipment — Fiber Optics	1.4
Apparel Manufacturers	1.4
Oil & Gas Drilling	1.4
Time Deposits	1.4
Insurance — Life/Health	1.4
Metal — Copper	1.4
Software Tools	1.4
Engines — Internal Combustion	1.3
Oil — Field Services	1.3
Pipelines	1.3
Enterprise Software/Service	1.3
Electronic Connectors	1.3
Diversified Manufacturing Operations	1.2
Medical — Wholesale Drug Distribution	1.2
Energy — Alternate Sources	1.2
Disposable Medical Products	1.1
Beverages — Wine/Spirits	1.1
Retail — Auto Parts	1.1
Insurance — Property/Casualty	1.1
Coatings/Paint	1.1
Medical Labs & Testing Services	1.1
Medical — Generic Drugs	1.1
Banks — Super Regional	1.0
Transport — Rail	1.0
Medical Products	1.0
Retail — Drug Store	1.0
Beverages — Non-alcoholic	0.9
Telecom Services	0.9
Networking Products	0.9
Medical — Drugs	0.9
Schools	0.9
Gold Mining	0.8
Semiconductor Equipment	0.8
Auto — Cars/Light Trucks	0.8
Metal — Aluminum	0.8
Coal	0.6
Coffee	0.6
Food — Misc.	0.5
Insurance — Reinsurance	0.5

100.1%

*	Calculated as a percentage of net assets

VALIC Company II Capital Appreciation Fund

PORTFOLIO OF INVESTMENTS — February 28, 2011 (Unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCK — 98.7%
Aerospace/Defense — 5.0%
Boeing Co.	4,600	$331,246
Lockheed Martin Corp.	14,400	1,139,904
Northrop Grumman Corp.	7,000	466,760
Raytheon Co.	8,500	435,285

		2,373,195

Apparel Manufacturers — 1.4%
Coach, Inc.	12,300	675,516

Applications Software — 1.9%
Microsoft Corp.	17,000	451,860
Red Hat, Inc.†	11,000	454,080

		905,940

Auto - Cars/Light Trucks — 0.8%
Ford Motor Co.†	25,100	377,755

Auto/Truck Parts & Equipment - Original — 1.5%
TRW Automotive Holdings Corp.†	12,400	704,320

Banks - Super Regional — 1.0%
Wells Fargo & Co.	15,000	483,900

Beverages - Non - alcoholic — 0.9%
Dr Pepper Snapple Group, Inc.	12,500	450,750

Beverages - Wine/Spirits — 1.1%
Brown-Forman Corp., Class B	7,900	546,285

Cellular Telecom — 1.5%
MetroPCS Communications, Inc.†	48,800	702,720

Chemicals - Specialty — 1.5%
Ashland, Inc.	8,600	484,180
Lubrizol Corp.	2,100	228,627

		712,807

Coal — 0.6%
Alpha Natural Resources, Inc.†	5,500	298,210

Coatings/Paint — 1.1%
Sherwin-Williams Co.	6,400	525,568

Coffee — 0.6%
Green Mountain Coffee Roasters, Inc.†	6,600	269,148

Commercial Services - Finance — 1.8%
Mastercard, Inc., Class A	2,100	505,176
Moody’s Corp.	11,100	354,090

		859,266

Computer Services — 2.2%
International Business Machines Corp.	6,600	1,068,408

Computers — 3.0%
Apple, Inc.†	2,700	953,667
Hewlett-Packard Co.	11,000	479,930

		1,433,597

Computers - Memory Devices — 2.8%
NetApp, Inc.†	11,000	568,260
SanDisk Corp.†	15,300	758,880

		1,327,140

Cosmetics & Toiletries — 2.1%
Colgate-Palmolive Co.	5,700	447,564
Procter & Gamble Co.	8,400	529,620

		977,184

Disposable Medical Products — 1.1%
C.R. Bard, Inc.	5,600	547,456

Security Description	Shares	Value (Note 2)

Distribution/Wholesale — 2.2%
WW Grainger, Inc.	7,900	$1,052,359

Diversified Manufacturing Operations — 1.2%
General Electric Co.	28,300	592,036

E - Commerce/Services — 3.4%
NetFlix, Inc.†	4,300	888,681
priceline.com, Inc.†	1,600	726,208

		1,614,889

Electronic Components - Semiconductors — 4.1%
Altera Corp.	11,700	489,762
Intel Corp.	42,200	906,034
Xilinx, Inc.	16,800	558,600

		1,954,396

Electronic Connectors — 1.3%
Thomas & Betts Corp.†	11,000	609,290

Electronic Parts Distribution — 1.5%
Arrow Electronics, Inc.†	18,100	709,520

Energy - Alternate Sources — 1.2%
First Solar, Inc.†	3,800	560,082

Engines - Internal Combustion — 1.3%
Cummins, Inc.	6,300	637,056

Enterprise Software/Service — 1.3%
Oracle Corp.	18,600	611,940

Food - Misc. — 0.5%
General Mills, Inc.	6,700	248,838

Gold Mining — 0.8%
Newmont Mining Corp.	7,100	392,417

Insurance - Life/Health — 1.4%
Aflac, Inc.	11,200	659,232

Insurance - Property/Casualty — 1.1%
Travelers Cos., Inc.	8,800	527,384

Insurance - Reinsurance — 0.5%
Axis Capital Holdings, Ltd.	6,600	239,712

Internet Infrastructure Software — 3.4%
Akamai Technologies, Inc.†	17,100	641,763
F5 Networks, Inc.†	8,300	979,483

		1,621,246

Medical Instruments — 1.9%
Intuitive Surgical, Inc.†	1,400	459,130
Medtronic, Inc.	11,300	451,096

		910,226

Medical Labs & Testing Services — 1.1%
Quest Diagnostics, Inc.	9,000	510,750

Medical Products — 1.0%
Johnson & Johnson	7,600	466,944

Medical - Drugs — 0.9%
Bristol-Myers Squibb Co.	15,975	412,315

Medical - Generic Drugs — 1.1%
Mylan, Inc.†	22,000	503,140

Medical - Wholesale Drug Distribution — 1.2%
AmerisourceBergen Corp.	15,300	580,023

Metal - Aluminum — 0.8%
Alcoa, Inc.	21,200	357,220

VALIC Company II Capital Appreciation Fund

PORTFOLIO OF INVESTMENTS — February 28, 2011 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Metal - Copper — 1.4%
Freeport-McMoRan Copper & Gold, Inc.	12,400	$656,580

Networking Products — 0.9%
Cisco Systems, Inc.†	22,500	417,600

Oil & Gas Drilling — 1.4%
Atwood Oceanics, Inc.†	5,800	264,016
Diamond Offshore Drilling, Inc.	5,100	398,973

		662,989

Oil Companies - Exploration & Production — 3.8%
Cimarex Energy Co.	3,400	394,842
SM Energy Co.	5,400	391,338
Southwestern Energy Co.†	18,000	710,640
Ultra Petroleum Corp.†	7,300	331,055

		1,827,875

Oil Companies - Integrated — 2.5%
Chevron Corp.	5,600	581,000
Exxon Mobil Corp.	7,300	624,369

		1,205,369

Oil - Field Services — 1.3%
Halliburton Co.	13,400	628,996

Pipelines — 1.3%
El Paso Corp.	33,800	628,680

Retail - Apparel/Shoe — 2.2%
Gap, Inc.	23,900	538,467
Ross Stores, Inc.	7,300	525,892

		1,064,359

Retail - Auto Parts — 1.1%
AutoZone, Inc.†	2,100	541,695

Retail - Discount — 1.9%
Target Corp.	8,500	446,675
Wal-Mart Stores, Inc.	8,600	447,028

		893,703

Retail - Drug Store — 1.0%
CVS Caremark Corp.	14,000	462,840

Retail - Major Department Stores — 2.2%
TJX Cos., Inc.	21,200	1,057,244

Security Description	Shares/ Principal Amount	Value (Note 2)

Retail - Restaurants — 2.8%
McDonald’s Corp.	6,400	$484,352
Starbucks Corp.	26,500	873,970

		1,358,322

Schools — 0.9%
ITT Educational Services, Inc.†	5,400	409,590

Semiconductor Components - Integrated Circuits — 1.7%
Atmel Corp.†	55,100	808,868

Semiconductor Equipment — 0.8%
Lam Research Corp.†	7,000	384,300

Software Tools — 1.4%
VMware, Inc., Class A†	7,700	644,105

Telecom Equipment - Fiber Optics — 1.4%
JDS Uniphase Corp.†	27,600	680,892

Telecom Services — 0.9%
tw telecom, Inc.†	23,900	444,540

Transport - Rail — 1.0%
Union Pacific Corp.	5,000	477,050

Web Portals/ISP — 1.7%
Google, Inc., Class A†	1,300	797,420

Total Long-Term Investment Securities
(cost $39,095,585)		47,063,197

SHORT-TERM INVESTMENT SECURITIES — 1.4%
Time Deposits — 1.4%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 03/01/11 (cost $661,000)	$661,000	661,000

TOTAL INVESTMENTS
(cost $39,756,585)(1)	100.1%	47,724,197
Liabilities in excess of other assets	(0.1)	(30,980)

NET ASSETS —	100.0%	$47,693,217

†	Non-income producing security
(1)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2011 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Aerospace/Defense	$2,373,195	$—	$—	$2,373,195
Other Industries*	44,690,002	—	—	44,690,002
Short-Term Investment Securities:
Time Deposits	—	661,000	—	661,000

Total	$47,063,197	$661,000	$—	$47,724,197

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

See Notes to Financial Statements

VALIC Company II Conservative Growth Lifestyle Fund

PORTFOLIO PROFILE — February 28, 2011 (Unaudited)

Industry Allocation*

Fixed Income Investment Companies	59.9%
Domestic Equity Investment Companies	36.3
Real Estate Investment Companies	2.1
International Equity Investment Companies	1.6

99.9%

*	Calculated as a percentage of net assets

VALIC Company II Conservative Growth Lifestyle Fund

PORTFOLIO OF INVESTMENTS — February 28, 2011 (Unaudited)

Security Description	Shares	Value (Note 2)

AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) — 99.9%
Domestic Equity Investment Companies — 36.3%
VALIC Co. I Blue Chip Growth Fund	161,377	$1,786,439
VALIC Co. I Mid Cap Strategic Growth Fund	306,023	3,883,435
VALIC Co. I Science & Technology Fund	168,126	2,915,301
VALIC Co. I Small Cap Special Values Fund	426,111	4,048,059
VALIC Co. I Stock Index Fund	280,482	7,362,643
VALIC Co. I Value Fund	156,831	1,587,125
VALIC Co. II Capital Appreciation Fund	185,345	1,879,394
VALIC Co. II Mid Cap Value Fund	467,782	8,312,478
VALIC Co. II Small Cap Growth Fund†	146,996	2,128,496
VALIC Co. II Small Cap Value Fund	314,327	4,494,882

Total Domestic Equity Investment Companies
(cost $29,861,678)		38,398,252

Fixed Income Investment Companies — 59.9%
VALIC Co. II Core Bond Fund	2,687,063	28,482,868
VALIC Co. II High Yield Bond Fund	2,432,034	18,191,612
VALIC Co. II Strategic Bond Fund	1,496,722	16,673,487

Total Fixed Income Investment Companies
(cost $59,189,912)		63,347,967

International Equity Investment Companies — 1.6%
VALIC Co. I Foreign Value Fund	55,494	549,946
VALIC Co. I International Equities Fund	160,325	1,087,003

Total International Equity Investment Companies
(cost $1,392,749)		1,636,949

Security Description	Shares	Value (Note 2)

Real Estate Investment Companies — 2.1%
VALIC Co. I Global Real Estate Fund
(cost $1,581,916)	249,858	$2,166,268

TOTAL INVESTMENTS
(cost $92,026,255)(2)	99.9%	105,549,436
Other assets less liabilities	0.1	127,650

NET ASSETS —	100.0%	$105,677,086

†	Non-income producing security
#	The Conservative Growth Lifestyle Fund invests in various VALIC Company I or VALIC Company II Funds, some of which are not presented in this report. Additional information on the underlying funds including such fund’s prospectuses and shareholder reports is available at our website, www.valic.com.
(1)	See Note 3
(2)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2011 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Affiliated Registered Investment Companies:
Domestic Equity Investment Companies	$38,398,252	$—	$—	$38,398,252
Fixed Income Investment Companies	63,347,967	—	—	63,347,967
International Equity Investment Companies	1,636,949	—	—	1,636,949
Real Estate Investment Companies	2,166,268	—	—	2,166,268

Total	$105,549,436	$—	$—	$105,549,436

See Notes to Financial Statements

VALIC Company II Core Bond Fund

PORTFOLIO PROFILE —February 28, 2011 (Unaudited)

Industry Allocation*

United States Treasury Notes	15.9%
Federal National Mtg. Assoc.	13.9
Diversified Financial Services	12.9
Federal Home Loan Mtg. Corp.	11.2
Diversified Banking Institutions	3.9
Government National Mtg. Assoc.	3.4
Banks — Commercial	2.6
Sovereign	2.3
Banks — Super Regional	1.8
Oil Companies — Integrated	1.8
United States Treasury Bonds	1.8
Pipelines	1.5
Telephone — Integrated	1.3
Oil Companies — Exploration & Production	1.0
Electric — Integrated	1.0
Medical — Hospitals	0.8
Insurance — Multi-line	0.8
Cable/Satellite TV	0.8
Banks — Money Center	0.7
Paper & Related Products	0.7
Multimedia	0.6
Telecom Services	0.6
Independent Power Producers	0.6
Special Purpose Entities	0.6
Real Estate Investment Trusts	0.5
Building — Residential/Commercial	0.5
Insurance — Life/Health	0.5
Steel — Producers	0.5
Coal	0.5
Retail — Drug Store	0.4
Auto/Truck Parts & Equipment — Original	0.4
Finance — Auto Loans	0.4
Chemicals — Specialty	0.4
Casino Hotels	0.4
Finance — Investment Banker/Broker	0.4
Electronic Components — Semiconductors	0.4
Chemicals — Diversified	0.3
Transport — Services	0.3
Finance — Other Services	0.3
Containers — Metal/Glass	0.3
Diversified Manufacturing Operations	0.3
Consumer Products — Misc.	0.3
Funeral Services & Related Items	0.3
Wireless Equipment	0.3
Computer Services	0.3
Medical — HMO	0.3
Electric — Generation	0.3
Electronic Components — Misc.	0.2
Medical Products	0.2
Insurance — Mutual	0.2
Web Hosting/Design	0.2
Transport — Air Freight	0.2
Banks — Fiduciary	0.2
Cellular Telecom	0.2
Networking Products	0.2
Oil — Field Services	0.2
U.S. Government Treasuries	0.2
Electric — Distribution	0.2
Distribution/Wholesale	0.2
Gold Mining	0.2
Commercial Services	0.2
Broadcast Services/Program	0.2
Consulting Services	0.2
Advertising Agencies	0.2
Food — Misc.	0.1
Capacitors	0.1
Airlines	0.1
Dialysis Centers	0.1
Storage/Warehousing	0.1

Auto — Heavy Duty Trucks	0.1
Office Automation & Equipment	0.1
Real Estate Operations & Development	0.1
Medical — Drugs	0.1
Gas — Distribution	0.1
Gambling (Non-Hotel)	0.1
Insurance — Reinsurance	0.1
Oil & Gas Drilling	0.1
E-Commerce/Services	0.1
MRI/Medical Diagnostic Imaging	0.1
Electronics — Military	0.1
Retail — Discount	0.1
Aerospace/Defense	0.1
Tools — Hand Held	0.1
Non-Hazardous Waste Disposal	0.1
Retail — Toy Stores	0.1
Music	0.1
Containers — Paper/Plastic	0.1
Decision Support Software	0.1
Tennessee Valley Authority	0.1
Enterprise Software/Service	0.1
Rental Auto/Equipment	0.1
Retail — Restaurants	0.1
Chemicals — Plastics	0.1
Medical — Wholesale Drug Distribution	0.1
Transport — Equipment & Leasing	0.1
Food — Retail	0.1
Metal — Diversified	0.1
Energy — Alternate Sources	0.1
Medical Instruments	0.1
Finance — Commercial	0.1
Food — Canned	0.1
Computers — Memory Devices	0.1
Publishing — Books	0.1
Brewery	0.1
Firearms & Ammunition	0.1
Building — Heavy Construction	0.1
Home Furnishings	0.1
Applications Software	0.1
Cosmetics & Toiletries	0.1
SupraNational Banks	0.1
Retail — Regional Department Stores	0.1
Savings & Loans/Thrifts	0.1
Finance — Credit Card	0.1
Advertising Services	0.1

99.5%

Credit Quality†#

Government — Agency	29.7%
Government — Treasury	18.6
AAA	0.5
AA	4.0
A	9.5
BBB	15.7
BB	9.0
B	5.9
CCC	2.1
Not Rated@	5.0

100.0%

*	Calculated as a percentage of net assets
@	Represented debt issues that either have no rating, or the rating is unavailable from the data source.
†	Source: Standard and Poors
#	Calculated as percentage of total debt issues, excluding short-term securities.

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2011 (Unaudited)

Security Description	Principal Amount	Value (Note 2)

ASSET BACKED SECURITIES — 11.7%
Diversified Financial Services — 11.7%
Adams Outdoor Advertising LP Series 2010-1, Class A 5.44% due 12/20/40*	$499,015	$501,510
Banc of America Commercial Mtg., Inc. VRS Series 2006-2, Class A4 5.77% due 05/10/45(1)	500,000	505,818
Banc of America Large Loan, Inc. Series RC30, Class A5B 5.33% due 12/16/43*(1)(6)	1,000,000	1,017,071
Banc of America Large Loan, Inc. VRS Series UB2, Class A4B6 5.68% due 04/24/11*(1)	1,850,000	1,915,892
Banc of America Large Loan, Inc. VRS Series 2010-UB3, Class A4B3 5.90% due 02/15/51*	1,000,000	1,056,684
Bank of America Commercial Mtg., Inc. Series 2006-5, Class AM 5.45% due 09/10/47(1)	500,000	516,657
Cajun Global LLC Series 2011-1A, Class A2 6.00% due 02/20/41*(2)	1,000,000	1,013,120
Credit Suisse Mtg. Capital Certs. Series 2007-1, Class 5A13 6.00% due 02/25/37	1,138,267	998,415
DBUBS Mtg. Trust VRS Series 2011-LC1A, Class F 5.56% due 02/01/21*	1,000,000	911,733
Dominos Pizza Master Issuer LLC Series 2007-1, Class A2 5.26% due 04/25/37*	1,817,000	1,871,510
Extended Stay America Trust Series 2010-ESHA, Class D 5.50% due 11/05/15*(1)	1,000,000	1,049,247
GMAC Mtg. Corp Loan Trust Series 2010-1, Class A 4.25% due 07/25/40*(3)	479,123	485,539
GS Mtg. Securities Trust VRS Series 2007-GG10, Class A4 6.00% due 08/10/45(1)	3,500,000	3,738,853
GS Mtg. Securities Corp. II Series 2006-GG8, Class AM 5.59% due 11/10/39(1)	500,000	522,555
LB-UBS Commercial Mtg. Trust VRS Series 2007-C7, Class AM 6.17% due 09/15/45(1)	2,500,000	2,567,730
Merrill Lynch/Countrywide Commercial Mtg. Trust, VRS Series 2007-8, Class AM 5.96% due 08/12/49(1)	1,200,000	1,220,180
Morgan Stanley Capital I VRS Series 2007-IQ14, Class AM 5.69% due 04/15/49	3,000,000	2,959,895
Morgan Stanley Capital I Pass Through Certs. VRS Series 2006-HQ9, Class B 5.83% due 07/05/44(1)	500,000	495,340
Morgan Stanley Capital I VRS Series 2007-IQ15, Class AM 5.88% due 06/11/49(1)	2,500,000	2,559,570
Morgan Stanley Capital I VRS Series 2005-IQ10, Class B 5.31% due 09/15/42(1)	500,000	484,719
Morgan Stanley Capital I VRS Series 2006-HQ9, Class AJ 5.79% due 07/12/44(1)	2,000,000	2,055,080

Security Description	Principal Amount	Value (Note 2)

Diversified Financial Services (continued)
Morgan Stanley Re-remic Trust VRS Series 2010-GG10, Class A4B 5.80% due 08/15/45*	$3,000,000	$3,120,170
Morgan Stanley Re-remic Trust VRS Series 2009-GG10, Class A4B 5.81% due 08/12/45*(1)	2,500,000	2,600,142
Saxon Asset Securities Trust FRS Series 2004-1, Class M1 1.06% due 03/25/35	4,037,764	3,293,414
Sonic Capital LLC Series 2006-1A, Class A2 5.10% due 12/20/31*	846,325	870,657

Total Asset Backed Securities
(cost $36,234,141)		38,331,501

CONVERTIBLE BONDS & NOTES — 0.0%
Telecom Services — 0.0%
ICO North America, Inc. Senior Sec. Notes 7.50% due 08/15/09†(2)(4)(5)(6)(11) (cost $28,000)	28,000	31,360

U.S. CORPORATE BONDS & NOTES — 30.5%
Advertising Agencies — 0.2%
Interpublic Group of Cos., Inc. Senior Notes 6.25% due 11/15/14	471,000	511,624

Advertising Services — 0.1%
Visant Corp. Company Guar. Notes 10.00% due 10/01/17	165,000	178,613

Aerospace/Defense — 0.1%
Spirit Aerosystems, Inc. Company Guar. Notes 7.50% due 10/01/17	313,000	332,562

Agricultural Chemicals — 0.0%
Incitec Pivot Finance LLC Company Guar. Notes 6.00% due 12/10/19*	33,000	34,450

Airlines — 0.1%
Delta Air Lines, Inc. Senior Sec. Notes 9.50% due 09/15/14*	408,000	444,720

Applications Software — 0.1%
Microsoft Corp. Senior Notes 4.00% due 02/08/21	195,000	195,631

Auto-Heavy Duty Trucks — 0.1%
Navistar International Corp. Company Guar. Notes 8.25% due 11/01/21	380,000	420,850

Auto/Truck Parts & Equipment - Original — 0.4%
Cooper - Standard Automotive, Inc. Company Guar. Notes 8.50% due 05/01/18	265,000	286,200
Dana Holding Corp. Senior Notes 6.75% due 02/15/21	400,000	405,000
Johnson Controls, Inc. Senior Notes 5.70% due 03/01/41	360,000	367,272

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2011 (Unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Auto/Truck Parts & Equipment - Original (continued)
Lear Corp. Company Guar. Notes 7.88% due 03/15/18	$50,000	$55,125
Lear Corp. Company Guar. Notes 8.13% due 03/15/20	265,000	296,800

		1,410,397

Banks - Commercial — 1.3%
BB&T Corp. Senior Notes 3.20% due 03/15/16	556,000	555,221
Branch Banking & Trust Co. FRS Sub. Notes 0.61% due 05/23/17	217,000	198,709
CIT Group, Inc. Senior Sec. Notes 7.00% due 05/01/17	141,833	142,897
Credit Suisse New York Sub. Notes 6.00% due 02/15/18	804,000	858,488
First Horizon National Corp. Senior Notes 5.38% due 12/15/15	575,000	599,260
KeyBank NA Sub. Notes 7.41% due 10/15/27	82,000	91,677
Regions Bank Sub. Notes 7.50% due 05/15/18	318,000	337,080
Regions Financial Corp. Senior Notes 5.75% due 06/15/15	272,000	272,000
US Bank NA FRS Sub. Notes 3.78% due 04/29/20	555,000	567,458
Wachovia Bank NA Sub. Notes 6.00% due 11/15/17	452,000	506,507

		4,129,297

Banks - Fiduciary — 0.2%
State Street Capital Trust IV FRS Ltd. Guar. Notes 1.30% due 06/15/37	784,000	635,970

Banks - Money Center — 0.0%
Chase Capital III FRS Ltd. Guar. Notes 0.85% due 03/01/27	92,000	74,973

Banks - Super Regional — 1.6%
BAC Capital Trust XIII FRS Ltd. Guar. Notes 0.70% due 03/15/12(8)	822,000	568,480
BAC Capital Trust XV FRS Ltd. Guar. Notes 1.10% due 06/01/56	205,000	139,543
Bank of America NA Sub. Notes 5.30% due 03/15/17	411,000	428,320
Fifth Third Bancorp. Senior Notes 3.63% due 01/25/16	358,000	359,327

Security Description	Principal Amount	Value (Note 2)

Banks - Super Regional (continued)
Huntington Bancshares, Inc. Sub. Notes 7.00% due 12/15/20	$345,000	$377,926
JP Morgan Chase Bank NA Sub. Notes 5.88% due 06/13/16	314,000	347,248
PNC Preferred Funding Trust II FRS Jr. Sub. Bonds 6.11% due 03/15/12*(8)	306,000	241,740
SunTrust Banks, Inc. Senior Notes 6.00% due 09/11/17	190,000	204,353
SunTrust Banks, Inc. Sub. Notes 6.00% due 02/15/26	45,000	43,576
Wachovia Capital Trust III FRS Ltd. Guar. Notes 5.80% due 03/15/11(8)	548,000	498,680
Wachovia Corp. FRS Senior Notes 0.57% due 06/15/17	450,000	430,214
Wells Fargo & Co. FRS Senior Notes 0.50% due 10/28/15	532,000	517,458
Wells Fargo & Co. Senior Notes 3.68% due 06/15/16	474,000	484,136
Wells Fargo & Co. FRS Jr. Sub. Bonds 7.98% due 03/15/18(8)	235,000	251,450
Wells Fargo Bank NA FRS Sub. Notes 0.52% due 05/16/16	475,000	440,234

		5,332,685

Brewery — 0.1%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.38% due 02/15/21	222,000	222,787

Broadcast Services/Program — 0.2%
Clear Channel Communications, Inc. Company Guar. Notes 9.00% due 03/01/21*	200,000	203,250
Clear Channel Communications, Inc. Company Guar. Notes 10.75% due 08/01/16	90,000	87,750
Nexstar Broadcasting, Inc./Mission Broadcasting, Inc. Senior Sec.Notes 8.88% due 04/15/17	253,000	274,505

		565,505

Building - Heavy Construction — 0.1%
New Enterprise Stone & Lime Co. Senior Notes 11.00% due 09/01/18*	200,000	204,500

Building - Residential/Commercial — 0.5%
Beazer Homes USA, Inc. Senior Notes 9.13% due 05/15/19*	365,000	376,406
K. Hovnanian Enterprises, Inc. Senior Sec. Notes 10.63% due 10/15/16	335,000	363,056
Standard Pacific Corp. Sec. Notes 8.38% due 05/15/18	435,000	461,100

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2011 (Unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Building - Residential/Commercial (continued)
Standard Pacific Corp. Company Guar. Notes 8.38% due 05/15/18*	$500,000	$530,000

		1,730,562

Cable/Satellite TV — 0.8%
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 7.00% due 01/01/19	350,000	356,125
Comcast Corp. Company Guar. Notes 5.90% due 03/15/16	550,000	611,605
COX Communications, Inc. Notes 7.13% due 10/01/12	156,000	169,807
CSC Holdings LLC Senior Notes 8.63% due 02/15/19	105,000	121,013
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 6.38% due 06/15/15	215,000	221,719
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 7.63% due 05/15/16	215,000	236,500
Echostar DBS Corp. Company Guar. Notes 7.13% due 02/01/16	219,000	233,783
Echostar DBS Corp. Company Guar. Notes 7.75% due 05/31/15	104,000	113,620
Insight Communications Co., Inc. Senior Notes 9.38% due 07/15/18*	425,000	468,562

		2,532,734

Capacitors — 0.1%
Kemet Corp. Senior Sec. Notes 10.50% due 05/01/18	425,000	482,375

Casino Hotels — 0.4%
CityCenter Holdings LLC/CityCenter Finance Corp. Senior Sec. Notes 10.75% due 01/15/17*	445,000	465,025
Harrah’s Operating Co., Inc. Senior Sec. Notes 11.25% due 06/01/17	369,000	418,815
MGM Resorts International, Inc. Senior Sec. Notes 11.13% due 11/15/17	256,000	295,040
Turning Stone Resort Casino Enterprise Senior Notes 9.13% due 09/15/14*	159,000	163,372

		1,342,252

Casino Services — 0.0%
Chukchansi Economic Development Authority Senior Notes 8.00% due 11/15/13*	82,000	61,500

Cellular Telecom — 0.1%
Cricket Communications, Inc. Company Guar. Notes 7.75% due 10/15/20	200,000	191,500

Security Description	Principal Amount	Value (Note 2)

Cellular Telecom (continued)
Nextel Communications, Inc. Company Guar. Notes 7.38% due 08/01/15	$91,000	$91,227

		282,727

Chemicals - Diversified — 0.3%
Dow Chemical Co. Senior Notes 4.25% due 11/15/20	257,000	247,668
PPG Industries, Inc. Senior Notes 1.90% due 01/15/16	92,000	87,284
PPG Industries, Inc. Senior Notes 3.60% due 11/15/20	407,000	383,341
PPG Industries, Inc. Senior Notes 5.50% due 11/15/40	186,000	183,305
Solutia, Inc. Company Guar. Notes 7.88% due 03/15/20	175,000	192,500

		1,094,098

Chemicals - Specialty — 0.4%
Eastman Chemical Co. Debentures 7.25% due 01/15/24	815,000	934,640
Huntsman International LLC Company Guar. Notes 8.63% due 03/15/21*	385,000	427,350

		1,361,990

Coal — 0.5%
Arch Coal, Inc. Company Guar. Notes 8.75% due 08/01/16	255,000	284,644
Consol Energy, Inc. Company Guar. Notes 8.25% due 04/01/20	306,000	337,365
Foresight Energy LLC/Foresight Energy Corp. Company Guar. Notes 9.63% due 08/15/17*	420,000	451,500
Patriot Coal Corp. Company Guar. Notes 8.25% due 04/30/18	395,000	422,650

		1,496,159

Commercial Services — 0.2%
Ceridian Corp. Company Guar. Notes 11.25% due 11/15/15	540,000	565,650

Commercial Services-Finance — 0.0%
Moody’s Corp. Senior Notes 5.50% due 09/01/20	33,000	33,453

Computer Services — 0.3%
Affiliated Computer Services, Inc. Senior Notes 5.20% due 06/01/15	206,000	220,985
Compucom Systems, Inc. Senior Sub. Notes 12.50% due 10/01/15*	82,000	88,560

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2011 (Unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Computer Services (continued)
International Business Machines Corp. Senior Notes 6.22% due 08/01/27	$475,000	$553,939

		863,484

Computers - Memory Devices — 0.1%
Spansion LLC Company Guar. Notes 7.88% due 11/15/17*	245,000	249,900

Consulting Services — 0.2%
FTI Consulting, Inc. Company Guar. Notes 6.75% due 10/01/20*	565,000	565,000

Consumer Products - Misc. — 0.3%
American Achievement Corp. Senior Sec. Notes 10.88% due 04/15/16*	275,000	276,375
Kimberly-Clark Corp. Senior Notes 5.30% due 03/01/41	504,000	511,560
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Company Guar. Notes 9.00% due 04/15/19*	170,000	177,225

		965,160

Containers - Metal/Glass — 0.3%
Ball Corp. Company Guar. Notes 7.38% due 09/01/19	617,000	670,987
Crown Cork & Seal Co., Inc. Senior Notes 7.38% due 12/15/26	442,000	438,685

		1,109,672

Containers - Paper/Plastic — 0.1%
Berry Plastics Corp. Senior Sec. Notes 9.50% due 05/15/18	110,000	110,275
Graphic Packaging International, Inc. Company Guar. Notes 9.50% due 06/15/17	89,000	98,790
Packaging Dynamics Corp. Senior Sec. Notes 8.75% due 02/01/16*	100,000	102,375

		311,440

Cosmetics & Toiletries — 0.1%
Revlon Consumer Products Corp. Senior Sec. Notes 9.75% due 11/15/15	180,000	195,300

Decision Support Software — 0.1%
PGS Solutions Company Guar. Notes 9.63% due 02/15/15	324,000	306,990

Dialysis Centers — 0.1%
DaVita, Inc. Company Guar. Notes 6.63% due 11/01/20	435,000	440,981

Distribution/Wholesale — 0.2%
American Tire Distributors, Inc. Senior Sec. Notes 9.75% due 06/01/17*	265,000	292,825

Security Description	Principal Amount	Value (Note 2)

Distribution/Wholesale (continued)
McJunkin Red Man Corp. Senior Sec. Notes 9.50% due 12/15/16*	$290,000	$287,100

		579,925

Diversified Banking Institutions — 2.8%
Bank of America Corp. Sub. Notes 5.42% due 03/15/17	8,000	8,196
Bank of America Corp. FRS Senior Notes 1.72% due 01/30/14	230,000	232,881
Bank of America Corp. FRS Jr. Sub. Notes 8.00% due 01/30/18(8)	810,000	855,109
Citigroup, Inc. Sub. Notes 5.00% due 09/15/14	696,000	731,845
Citigroup, Inc. Senior Notes 5.38% due 08/09/20	365,000	378,389
Citigroup, Inc. Sub. Notes 6.00% due 10/31/33	225,000	214,712
Goldman Sachs Group, Inc. Senior Notes 3.63% due 02/07/16	715,000	713,677
Goldman Sachs Group, Inc. Sub. Notes 5.63% due 01/15/17	388,000	411,124
Goldman Sachs Group, Inc. Senior Notes 5.95% due 01/18/18	280,000	303,976
Goldman Sachs Group, Inc. Senior Notes 6.25% due 02/01/41	683,000	695,062
JPMorgan Chase & Co. FRS Sub. Notes 1.55% due 09/01/15	317,000	316,452
JPMorgan Chase & Co. Senior Notes 3.45% due 03/01/16	418,000	419,874
JPMorgan Chase & Co. Senior Notes 4.40% due 07/22/20	933,000	910,946
JPMorgan Chase & Co. Sub. Notes 6.13% due 06/27/17	640,000	701,841
JPMorgan Chase & Co. FRS Jr. Sub Notes 7.90% due 04/30/18(8)	250,000	272,128
JPMorgan Chase Capital XXIII FRS Ltd. Guar. Bonds 1.31% due 05/15/47	103,000	80,456
Morgan Stanley Sub. Notes 4.75% due 04/01/14	396,000	414,033
Morgan Stanley Senior Notes 5.55% due 04/27/17	979,000	1,035,455
Morgan Stanley Senior Notes 5.95% due 12/28/17	315,000	336,236
Nationsbank Corp. Sub. Notes 7.25% due 10/15/25	75,000	80,496

		9,112,888

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2011 (Unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Diversified Financial Services — 1.1%
Citigroup Capital XXI FRS Company Guar. Bonds 8.30% due 12/21/57	$807,000	$831,210
General Electric Capital Corp. Senior Notes 2.25% due 11/09/15	639,000	619,094
General Electric Capital Corp. Senior Notes 4.38% due 09/16/20	565,000	548,809
General Electric Capital Corp. Sub. Notes 5.30% due 02/11/21	580,000	595,848
General Electric Capital Corp. Senior Notes 5.88% due 01/14/38	344,000	345,129
General Electric Capital Corp. Senior Notes 6.15% due 08/07/37	547,000	565,163

		3,505,253

Diversified Manufacturing Operations — 0.3%
General Electric Co. Senior Notes 5.25% due 12/06/17	119,000	130,359
Harland Clarke Holdings Corp. Company Guar. Notes 9.50% due 05/15/15	201,000	197,482
Harsco Corp. Senior Notes 2.70% due 10/15/15	748,000	732,362

		1,060,203

E - Commerce/Services — 0.1%
Expedia, Inc. Company Guar. Notes 5.95% due 08/15/20	344,000	347,870

Electric - Distribution — 0.2%
Oglethorpe Power Corp. 1st. Mtg. Notes 5.38% due 11/01/40	610,000	584,257

Electric - Generation — 0.3%
AES Corp. Senior Notes 8.00% due 10/15/17	354,000	384,090
Allegheny Energy Supply Co. LLC Senior Notes 6.75% due 10/15/39*	466,000	454,440

		838,530

Electric - Integrated — 0.8%
Ameren Energy Generating Co. Senior Notes 6.30% due 04/01/20	252,000	254,340
Cleco Power LLC Senior Notes 6.00% due 12/01/40	322,000	308,220
Commonwealth Edison Co. 1st Mtg. Bonds 1.63% due 01/15/14	294,000	293,269
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/33	439,000	476,942

Security Description	Principal Amount	Value (Note 2)

Electric - Integrated (continued)
Exelon Generation Co. LLC Senior Notes 5.75% due 10/01/41	$654,000	$613,832
Great Plains Energy, Inc. Senior Notes 2.75% due 08/15/13	250,000	253,332
Mirant Mid-Atlantic LLC Pass Through Certs., Series B 9.13% due 06/30/17	111,803	121,866
Southern Energy, Inc. Escrow Notes 7.90% due 07/15/09†(2)(6)	150,000	0
Teco Finance, Inc. Company Guar. Notes 6.57% due 11/01/17	124,000	140,650
Texas Competitive Electric Holdings Co. LLC Series A Company Guar. Notes 10.25% due 11/01/15	205,000	115,313
Texas Competitive Electric Holdings Co. LLC Series B Company Guar. Notes 10.25% due 11/01/15	28,000	15,680

		2,593,444

Electronic Components - Misc. — 0.2%
Jabil Circuit, Inc. Senior Notes 5.63% due 12/15/20	410,000	400,775
Jabil Circuit, Inc. Senior Notes 7.75% due 07/15/16	49,000	55,493
Jabil Circuit, Inc. Senior Notes 8.25% due 03/15/18	293,000	333,287

		789,555

Electronic Components - Semiconductors — 0.4%
Broadcom Corp. Senior Notes 1.50% due 11/01/13*	291,000	288,897
Broadcom Corp. Senior Notes 2.38% due 11/01/15*	291,000	281,534
Freescale Semiconductor, Inc. Company Guar. Notes 9.13% due 12/15/14(9)	77,000	80,465
Freescale Semiconductor, Inc. Senior Sec. Notes 9.25% due 04/15/18*	71,000	79,165
Freescale Semiconductor, Inc. Senior Sec. Notes 10.13% due 03/15/18*	57,000	65,265
National Semiconductor Corp. Senior Notes 6.60% due 06/15/17	354,000	390,944

		1,186,270

Electronics - Military — 0.1%
L-3 Communications Corp. Company Guar. Notes 4.95% due 02/15/21	335,000	339,883

Energy - Alternate Sources — 0.1%
Headwaters, Inc. Sec. Notes 11.38% due 11/01/14	220,000	258,500

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2011 (Unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Enterprise Software/Service — 0.1%
Mantech International Corp. Company Guar. Notes 7.25% due 04/15/18	$285,000	$297,825

Finance - Auto Loans — 0.4%
Ford Motor Credit Co., LLC Senior Notes 5.75% due 02/01/21	814,000	803,603
Ford Motor Credit Co. LLC Senior Notes 8.00% due 12/15/16	266,000	301,288
Ford Motor Credit Co., LLC Senior Notes 12.00% due 05/15/15	234,000	295,512

		1,400,403

Finance - Commercial — 0.1%
Textron Financial Corp. Senior Notes 5.40% due 04/28/13	240,000	253,176

Finance - Credit Card — 0.1%
Capital One Capital III Ltd. Guar. Bonds 7.69% due 08/15/36	174,000	179,003

Finance - Investment Banker/Broker — 0.2%
Jefferies Group, Inc. Senior Notes 3.88% due 11/09/15	350,000	348,326
Lehman Brothers Holdings Capital Trust VII FRS Ltd. Guar. Notes 0.00% due 05/31/11†(5)(8)(10)	148,000	15
Lehman Brothers Holdings, Inc. Sub. Notes 6.75% due 12/28/17†(5)(10)	179,000	18
Lehman Brothers Holdings, Inc. Sub. Notes 7.50% due 05/11/38†(5)(10)	230,000	23
Merrill Lynch & Co., Inc. Sub. Notes 6.05% due 05/16/16	377,000	401,801

		750,183

Finance - Other Services — 0.3%
ERAC USA Finance LLC Company Guar. Notes 2.25% due 01/10/14*	442,000	441,445
National Rural Utilities Cooperative Finance Corp. Notes 3.05% due 03/01/16	341,000	344,376
SquareTwo Financial Corp. Senior Sec. Notes 11.63% due 04/01/17*	335,000	335,837

		1,121,658

Financial Guarantee Insurance — 0.0%
Assured Guaranty Municipal Holdings, Inc. FRS Company Guar. Notes 6.40% due 12/15/66*	150,000	94,500

Firearms & Ammunition — 0.1%
FGI Operating Co, Inc. Senior Sec. Notes 10.25% due 08/01/15	194,000	207,338

Security Description	Principal Amount	Value (Note 2)

Food - Canned — 0.1%
Blue Merger Sub, Inc. Senior Notes 7.63% due 02/15/19*	$250,000	$252,500

Food - Meat Products — 0.0%
Smithfield Foods, Inc. Senior Sec. Notes 10.00% due 07/15/14	89,000	105,020

Food - Misc. — 0.1%
Kraft Foods, Inc. Senior Notes 6.50% due 02/09/40	450,000	484,600

Food - Retail — 0.1%
Ahold Finance USA LLC Company Guar. Notes 6.88% due 05/01/29	194,000	213,055

Funeral Services & Related Items — 0.3%
Carriage Services, Inc. Company Guar. Notes 7.88% due 01/15/15	449,000	455,735
Service Corp. International Senior Notes 8.00% due 11/15/21	464,000	508,080

		963,815

Gambling (Non-Hotel) — 0.1%
Downstream Development Authority Senior Sec. Notes 12.00% due 10/15/15*	352,000	369,600

Gas - Distribution — 0.1%
Southern Union Co. Senior Notes 7.60% due 02/01/24	342,000	377,220

Gas - Transportation — 0.0%
Sabine Pass LNG LP Senior Sec. Notes 7.25% due 11/30/13	60,000	60,900

Hazardous Waste Disposal — 0.0%
Clean Harbors, Inc. Senior Sec. Notes 7.63% due 08/15/16	108,000	114,750

Home Furnishings — 0.1%
Norcraft Cos., LP/Norcraft Finance Corp. Senior Sec. Notes 10.50% due 12/15/15	185,000	197,950

Independent Power Producers — 0.6%
Calpine Corp. Senior Sec. Notes 7.88% due 07/31/20*	360,000	380,700
Calpine Corp. Escrow Notes 8.75% due 07/15/13†(2)(6)	380,000	0
Dynegy-Roseton/Danskammer Pass Through Certs. Series B 7.67% due 11/08/16	580,000	564,050
GenOn Escrow Corp. Senior Notes 9.50% due 10/15/18*	300,000	314,250
NRG Energy, Inc. Company Guar. Notes 7.63% due 01/15/18*	200,000	208,250

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2011 (Unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Independent Power Producers (continued)
NRG Energy, Inc. Company Guar. Notes 8.25% due 09/01/20*	$471,000	$495,727

		1,962,977

Insurance - Life/Health — 0.5%
Jefferson-Pilot Corp. Senior Notes 4.75% due 01/30/14	186,000	195,475
Nationwide Financial Services, Inc. Senior Notes 5.90% due 07/01/12	256,000	266,608
Protective Life Corp. Senior Notes 8.45% due 10/15/39	636,000	707,585
Prudential Financial, Inc. Senior Notes 4.50% due 11/15/20	545,000	538,525

		1,708,193

Insurance - Multi-line — 0.5%
Hartford Financial Services Group, Inc. Senior Notes 5.50% due 10/15/16	275,000	289,672
Hartford Financial Services Group, Inc. FRS Jr. Sub. Debentures 8.13% due 06/15/38	425,000	469,625
MetLife, Inc. Senior Notes 6.75% due 06/01/16	175,000	203,145
Metropolitan Life Global Funding I Senior Sec. Notes 2.88% due 09/17/12*	360,000	368,134
Nationwide Mutual Insurance Co. Sub. Notes 9.38% due 08/15/39*	279,000	332,597

		1,663,173

Insurance - Mutual — 0.2%
Liberty Mutual Group, Inc. Senior Notes 5.75% due 03/15/14*	220,000	233,826
Liberty Mutual Group, Inc. Company Guar. Notes 7.80% due 03/07/87*	441,000	441,000

		674,826

Machinery - Farming — 0.0%
Case New Holland, Inc. Senior Notes 7.88% due 12/01/17*	120,000	134,100
CNH America LLC Company Guar. Notes 7.25% due 01/15/16	20,000	21,850

		155,950

Medical Instruments — 0.1%
Accellent, Inc. Senior Sec. Notes 8.38% due 02/01/17	240,000	254,400

Medical Products — 0.2%
Becton Dickinson and Co. Senior Notes 7.00% due 08/01/27	409,000	488,571

Security Description	Principal Amount	Value (Note 2)

Medical Products (continued)
Universal Hospital Services, Inc. Senior Sec. Notes 8.50% due 06/01/15(9)	$235,000	$245,575

		734,146

Medical - Drugs — 0.1%
Schering-Plough Corp Senior Notes 6.00% due 09/15/17	339,000	392,049

Medical - HMO — 0.3%
Aetna, Inc. Senior Notes. 6.75% due 12/15/37	382,000	435,907
UnitedHealth Group, Inc. Senior Notes 5.25% due 03/15/11	195,000	195,295
UnitedHealth Group, Inc. Senior Notes 5.95% due 02/15/41	219,000	223,008

		854,210

Medical - Hospitals — 0.8%
Capella Healthcare, Inc. Company Guar. Notes 9.25% due 07/01/17*	167,000	179,525
HCA, Inc. Senior Notes 7.50% due 11/15/95	504,000	413,280
HCA, Inc. Senior Sec. Notes 8.50% due 04/15/19	575,000	644,000
Select Medical Corp. Company Guar. Notes 7.63% due 02/01/15	475,000	482,719
Tenet Healthcare Corp. Senior Notes 8.00% due 08/01/20	200,000	206,000
Tenet Healthcare Corp. Senior Notes 9.25% due 02/01/15	640,000	703,200

		2,628,724

Medical - Wholesale Drug Distribution — 0.1%
AmerisourceBergen Corp. Company Guar. Notes 5.63% due 09/15/12	269,000	285,814

MRI/Medical Diagnostic Imaging — 0.1%
Radnet Management, Inc. Company Guar. Notes 10.38% due 04/01/18	345,000	345,862

Multimedia — 0.6%
Historic TW, Inc. Company Guar. Notes 6.63% due 05/15/29	250,000	270,614
NBC Universal, Inc. Senior Notes 2.88% due 04/01/16*	465,000	449,045
NBC Universal, Inc. Senior Notes 6.40% due 04/30/40*	240,000	250,741
News America, Inc. Company Guar. Notes 6.20% due 12/15/34	540,000	556,859

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2011 (Unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Multimedia (continued)
Time Warner Cos., Inc. Company Guar. Notes 6.95% due 01/15/28	$460,000	$512,166

		2,039,425

Music — 0.1%
WMG Acquisition Corp. Senior Sec. Notes 9.50% due 06/15/16	295,000	314,175

Networking Products — 0.2%
Juniper Networks, Inc. Senior Notes 3.10% due 03/15/16	134,000	134,245
Juniper Networks, Inc. Senior Notes 4.60% due 03/15/21	134,000	134,662
Juniper Networks, Inc. Senior Notes 5.95% due 03/15/41	360,000	362,607

		631,514

Non - Hazardous Waste Disposal — 0.1%
Allied Waste North America, Inc. Company Guar. Notes 6.88% due 06/01/17	175,000	190,313
Allied Waste North America, Inc. Company Guar. Notes 7.13% due 05/15/16	54,000	56,295
Republic Services, Inc. Notes 6.09% due 03/15/35	75,000	78,258

		324,866

Office Automation & Equipment — 0.1%
CDW LLC/CDW Finance Corp. Company Guar. Notes 11.00% due 10/12/15	370,000	402,375

Oil Companies - Exploration & Production — 1.0%
Alta Mesa Holdings/Alta Mesa Finance Services Corp. Senior Notes 9.63% due 10/15/18*	185,000	187,313
Carrizo Oil & Gas, Inc. Company Guar. Notes 8.63% due 10/15/18*	280,000	297,500
Chaparral Energy, Inc. Company Guar. Notes 8.25% due 09/01/21*	150,000	152,625
Chesapeake Energy Corp. Company Guar. Notes 6.13% due 02/15/21	25,000	25,500
Chesapeake Energy Corp. Company Guar. Notes 6.88% due 08/15/18	590,000	628,350
Denbury Resources, Inc. Company Guar. Notes 6.38% due 08/15/21	37,000	37,370
Devon Financing Corp. ULC Company Guar. Notes 6.88% due 09/30/11	550,000	569,772
Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 7.63% due 04/15/21*	240,000	253,200
Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 7.75% due 11/01/15*	206,000	214,240

Security Description	Principal Amount	Value (Note 2)

Oil Companies - Exploration & Production (continued)
Kerr - McGee Corp. Company Guar. Notes 7.88% due 09/15/31	$220,000	$255,673
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 7.75% due 02/01/21*	110,000	116,875
Linn Energy LLC/Linn Energy Finance Corp. Senior Notes 8.63% due 04/15/20*	325,000	362,375
Pioneer Natural Resources Co. Company Guar. Notes 7.20% due 01/15/28	84,000	89,073
Pioneer Natural Resources Co. Senior Notes 7.50% due 01/15/20	67,000	75,227
QEP Resources, Inc. Senior Notes 6.88% due 03/01/21	125,000	130,938

		3,396,031

Oil Companies - Integrated — 0.2%
Hess Corp. Senior Notes 7.88% due 10/01/29	265,000	326,320
Marathon Petroleum Corp. Company Guar. Notes 6.50% due 03/01/41*	417,000	422,459

		748,779

Oil - Field Services — 0.2%
Basic Energy Services, Inc. Company Guar. Notes 7.75% due 02/15/19*	20,000	20,750
Exterran Holdings, Inc. Company Guar. Notes 7.25% due 12/01/18*	350,000	358,750
Helix Energy Solutions Group, Inc. Company Guar. Notes 9.50% due 01/15/16*	230,000	239,200

		618,700

Paper & Related Products — 0.5%
Georgia - Pacific LLC Company Guar. Notes 5.40% due 11/01/20*	377,000	375,010
Georgia - Pacific LLC Company Guar. Notes 7.13% due 01/15/17*	250,000	265,625
Georgia - Pacific LLC Senior Notes 7.75% due 11/15/29	130,000	144,300
Mercer International, Inc. Company Guar. Notes 9.50% due 12/01/17*	130,000	140,400
Verso Paper Holdings LLC/Verso Paper, Inc. Senior Sec. Notes 8.75% due 02/01/19*	675,000	705,375

		1,630,710

Pipelines — 1.4%
CenterPoint Energy Resources Corp. Senior Notes 4.50% due 01/15/21*	697,000	689,635
Copano Energy LLC/Copano Energy Finance Corp. Company Guar. Notes 7.75% due 06/01/18	410,000	426,400

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2011 (Unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
El Paso Natural Gas Co. Senior Notes 8.38% due 06/15/32	$360,000	$446,845
Energy Transfer Equity LP Company Guar. Notes 7.50% due 10/15/20	160,000	173,400
Enterprise Products Operating LLC Company Guar. Notes 3.20% due 02/01/16	320,000	319,410
Enterprise Products Operating LLC Company Guar. Notes 5.95% due 02/01/41	715,000	695,447
Kinder Morgan Energy Partners LP Senior Notes 6.38% due 03/01/41	81,000	81,488
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. Company Guar. Notes 6.50% due 08/15/21	75,000	74,906
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. Company Guar. Notes 8.75% due 04/15/18	110,000	120,450
Plains All American Pipeline LP/PAA Finance Corp. Company Guar. Notes 5.00% due 02/01/21	434,000	435,306
Plains All American Pipeline LP/PAA Finance Corp. Company Guar. Notes 5.63% due 12/15/13	420,000	460,271
Plains All American Pipeline LP/PAA Finance Corp. Company Guar. Notes 6.50% due 05/01/18	393,000	441,137
Regency Energy Partners LP/Regency Energy Finance Corp. Company Guar. Notes 9.38% due 06/01/16	145,000	162,219

		4,526,914

Private Corrections — 0.0%
Corrections Corp. of America Company Guar. Notes 7.75% due 06/01/17	100,000	109,500

Publishing - Books — 0.1%
TL Acquisitions, Inc. Senior Notes 10.50% due 01/15/15*	215,000	223,062

Publishing - Periodicals — 0.0%
Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Notes 11.50% due 05/01/16	123,000	144,833

Real Estate Investment Trusts — 0.5%
Brandywine Operating Partnership LP Company Guar. Notes 5.70% due 05/01/17	126,000	131,329
DuPont Fabros Technology LP Company Guar. Notes 8.50% due 12/15/17	605,000	667,013
HCP, Inc. Senior Notes 3.75% due 02/01/16	330,000	332,982
HCP, Inc. Senior Notes 5.38% due 02/01/21	351,000	358,766
Sabra Health Care LP/Sabra Capital Corp. Company Guar. Notes 8.13% due 11/01/18*	250,000	263,750

		1,753,840

Security Description	Principal Amount	Value (Note 2)

Real Estate Operations & Development — 0.1%
First Industrial LP Senior Notes 5.75% due 01/15/16	$135,000	$128,792
Regency Centers LP Company Guar. Notes 4.80% due 04/15/21	270,000	266,895

		395,687

Recycling — 0.0%
Aleris International, Inc. Escrow Notes 9.00% due 12/15/14†(2)(6)	100,000	10

Rental Auto/Equipment — 0.1%
RSC Equipment Rental, Inc./RSC Holdings III LLC Senior Notes 8.25% due 02/01/21*	200,000	211,500
United Rentals North America, Inc. Company Guar. Notes 8.38% due 09/15/20	75,000	79,406

		290,906

Retail - Discount — 0.1%
Family Dollar Stores, Inc. Senior Notes 5.00% due 02/01/21	342,000	338,299

Retail - Drug Store — 0.4%
CVS Caremark Corp. Senior Notes 6.25% due 06/01/27	862,000	943,443
CVS Pass-Through Trust Company Guar. Notes 5.77% due 01/31/33*	329,377	333,646
Rite Aid Corp. Senior Sec. Notes 10.25% due 10/15/19	175,000	192,719

		1,469,808

Retail - Propane Distribution — 0.0%
Inergy LP/Inergy Finance Corp. Senior Notes 6.88% due 08/01/21*	25,000	25,563

Retail - Regional Department Stores — 0.1%
Macy’s Retail Holdings, Inc. Company Guar. Notes 6.65% due 07/15/24	53,000	53,265
Macy’s Retail Holdings, Inc. Company Guar. Notes 6.90% due 04/01/29	135,000	135,000

		188,265

Retail - Restaurants — 0.1%
Dave & Buster’s, Inc. Company Guar. Notes 11.00% due 06/01/18	95,000	106,400
Wendy’s/Arby’s Restaurants LLC Company Guar. Notes 10.00% due 07/15/16	164,000	182,450

		288,850

Retail - Toy Stores — 0.1%
Toys R Us Property Co. II LLC Senior Sec. Notes 8.50% due 12/01/17	290,000	315,375

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2011 (Unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Savings & Loans/Thrifts — 0.1%
Amsouth Bank NA Sub. Notes 4.85% due 04/01/13	$185,000	$185,453

Seismic Data Collection — 0.0%
Geokinetics Holdings USA, Inc. Senior Sec. Notes 9.75% due 12/15/14	105,000	102,900

Special Purpose Entity — 0.1%
Goldman Sachs Capital III FRS Company Guar. Notes 1.07% due 09/01/12(8)	322,000	251,817

Steel - Producers — 0.2%
Ryerson, Inc. Senior Sec. Notes 12.00% due 11/01/15	295,000	317,125
Steel Dynamics, Inc. Company Guar. Notes 7.75% due 04/15/16	317,000	336,812

		653,937

Storage/Warehousing — 0.1%
Mobile Mini, Inc. Company Guar. Notes 7.88% due 12/01/20*	410,000	436,650

Telecom Services — 0.5%
Embarq Corp. Senior Notes 7.08% due 06/01/16	496,000	564,467
PAETEC Holding Corp. Senior Sec. Notes 8.88% due 06/30/17	405,000	439,425
Qwest Corp. Senior Notes 7.50% due 10/01/14	135,000	154,575
Qwest Corp. Senior Notes 8.88% due 03/15/12	436,000	468,155
SBA Telecommunications, Inc. Company Guar. Notes 8.25% due 08/15/19	81,000	89,302

		1,715,924

Telephone - Integrated — 0.6%
Cincinnati Bell, Inc. Company Guar. Notes 7.00% due 02/15/15	22,000	22,440
Frontier Communications Corp. Senior Notes 8.25% due 04/15/17	36,000	39,780
Frontier Communications Corp. Senior Notes 8.50% due 04/15/20	386,000	428,460
Qwest Communications International, Inc. Company Guar. Notes 8.00% due 10/01/15	318,000	347,017
Sprint Capital Corp. Company Guar. Notes 6.88% due 11/15/28	772,000	695,765
Sprint Capital Corp. Company Guar. Notes 6.90% due 05/01/19	30,000	30,263
Sprint Capital Corp. Company Guar. Notes 8.75% due 03/15/32	148,000	153,920

Security Description	Principal Amount	Value (Note 2)

Telephone - Integrated (continued)
Verizon Virginia, Inc. Senior Notes 4.63% due 03/15/13	$155,000	$164,061

		1,881,706

Television — 0.0%
Young Broadcasting, Inc. Escrow Notes 10.00% due 03/01/11†(2)(6)	105,000	0

Tools - Hand Held — 0.1%
Snap-On, Inc. Senior Notes 4.25% due 01/15/18	322,000	326,993

Transport - Air Freight — 0.2%
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class A-1 7.20% due 01/02/19	211,013	204,683
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class B 7.63% due 01/02/15	317,509	279,408
Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class A 8.71% due 01/02/19	176,285	174,522

		658,613

Transport - Equipment & Leasing — 0.1%
GATX Corp. Senior Notes 3.50% due 07/15/16	285,000	281,970

Transport - Services — 0.2%
Bristow Group, Inc. Company Guar. Notes 7.50% due 09/15/17	315,000	331,537
Ryder System, Inc. Senior Notes 3.15% due 03/02/15	228,000	230,393
Ryder System, Inc. Senior Notes 3.60% due 03/01/16	203,000	201,430

		763,360

Web Hosting/Design — 0.2%
Equinix, Inc. Senior Notes 8.13% due 03/01/18	610,000	661,850

Wireless Equipment — 0.3%
American Tower Corp. Senior Notes 4.50% due 01/15/18	558,000	553,118
Motorola, Inc. Senior Notes 6.50% due 09/01/25	266,000	275,777
Motorola, Inc. Senior Notes 6.63% due 11/15/37	116,795	124,812

		953,707

Total U.S. CORPORATE BONDS & NOTES
(cost $98,359,572)		100,038,756

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2011 (Unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES — 6.9%
Banks - Commercial — 1.1%
Barclays Bank PLC FRS Jr. Sub. Bonds 5.93% due 12/15/16*(8)	$361,000	$333,022
Barclays Bank PLC Sub. Notes 6.05% due 12/04/17*	330,000	341,623
Barclays Bank PLC FRS Jr. Sub. Notes 6.86% due 06/15/32(8)	201,000	186,930
Credit Suisse AG Sub. Notes 5.40% due 01/14/20	350,000	354,616
Groupe BPCE FRS Jr. Sub Notes 3.80% due 03/30/11(8)	132,000	88,861
HSBC Bank PLC Senior Notes 2.00% due 01/19/14*	114,000	114,166
HSBC Bank PLC Senior Notes 4.75% due 01/19/21*	370,000	370,427
ING Bank NV Senior Notes 2.00% due 10/18/13*	304,000	301,013
Intesa Sanpaolo SpA FRS Notes 2.71% due 02/24/14*	335,000	334,525
Nordea Bank AB Senior Notes 2.13% due 01/14/14*	350,000	349,619
Nordea Bank AB FRS Jr. Sub. Bonds 8.38% due 03/25/15(8)	164,000	177,120
Rabobank Nederland NV Company Guar. Notes 2.13% due 10/13/15	309,000	298,807
Westpac Banking Corp. FRS Jr. Sub. Notes 0.65% due 03/31/11(8)	820,000	508,400

		3,759,129

Banks - Money Center — 0.7%
ABN Amro Bank NV FRS Senior Notes 2.07% due 01/30/14*	685,000	685,377
ABN Amro Bank NV Senior Notes 3.00% due 01/31/14*	577,000	575,667
Lloyds TSB Bank PLC FRS Senior Notes 2.65% due 01/24/14	640,000	656,741
Lloyds TSB Bank PLC Company Guar. Notes 6.50% due 09/14/20*	264,000	254,674

		2,172,459

Cellular Telecom — 0.1%
Telefonica Moviles Chile SA Senior Notes 2.88% due 11/09/15*	205,000	195,773
Vimpel Communications Via VIP Finance Ireland, Ltd. OJSC Notes 7.75% due 02/02/21*	150,000	155,070

		350,843

Security Description	Principal Amount	Value (Note 2)

Chemicals - Diversified — 0.0%
OXEA Finance/Cy SCA Senior Sec. Notes 9.50% due 07/15/17*	$110,000	$120,640

Chemicals - Plastics — 0.1%
Montell Finance Co. BV Company Guar. Notes 8.10% due 03/15/27*	255,000	288,150

Diversified Banking Institutions — 0.3%
BNP Paribas Bank Guar. Notes 3.60% due 02/23/16	122,000	122,741
BNP Paribas Bank Guar. Notes 4.80% due 06/24/15*	215,000	224,571
Credit Agricole SA FRS Jr. Sub. Bonds 6.64% due 05/31/17*(8)	113,000	100,852
Natixis FRS Sub. Notes 0.55% due 01/15/19	150,000	128,450
UBS AG Senior Notes 2.25% due 01/28/14	290,000	288,757

		865,371

Diversified Minerals — 0.0%
BHP Billiton Finance USA, Ltd. Company Guar. Notes 6.42% due 03/01/26	121,000	139,129

Electric - Integrated — 0.2%
Iberdrola Finance Ireland Ltd. Company Guar. Notes 3.80% due 09/11/14*	667,000	672,383

Food - Retail — 0.0%
Cencosud SA Company Guar. Notes 5.50% due 01/20/21*	62,000	60,231

Forestry — 0.0%
Tembec Industries, Inc. Senior Sec. Notes 11.25% due 12/15/18*	50,000	55,250

Gold Mining — 0.2%
Gold Fields Orogen Holding BVI, Ltd. Company Guar. Notes 4.88% due 10/07/20*	603,000	575,854

Insurance - Multi - line — 0.3%
Aegon NV FRS Jr. Sub. Notes 3.54% due 04/15/11(8)	104,000	68,916
Catlin Insurance Co., Ltd. FRS Jr. Sub. Notes 7.25% due 01/19/17*(8)	385,000	368,637
XL Capital, Ltd. Senior Notes 5.25% due 09/15/14	297,000	313,559
XL Capital, Ltd. Senior Notes 6.38% due 11/15/24	194,000	195,476

		946,588

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2011 (Unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Insurance - Reinsurance — 0.1%
Validus Holdings, Ltd. Senior Notes 8.88% due 01/26/40	$328,000	$357,739

Metal - Diversified — 0.1%
Xstrata Canada Corp. Company Guar. Notes 7.35% due 06/05/12	252,000	269,643

Oil & Gas Drilling — 0.1%
Transocean, Inc. Company Guar. Notes 4.95% due 11/15/15	329,000	348,088

Oil Companies - Exploration & Production — 0.0%
OPTI Canada, Inc. Senior Sec. Notes 7.88% due 12/15/14	269,000	146,605

Oil Companies - Integrated — 1.6%
BP Capital Markets PLC Company Guar. Notes 3.13% due 10/01/15	436,000	442,206
BP Capital Markets PLC Company Guar. Notes 3.88% due 03/10/15	450,000	471,471
ConocoPhillips Canada Funding Co. I Notes 5.63% due 10/15/16	455,000	513,193
ENI SpA Senior Notes 5.70% due 10/01/40*	720,000	671,435
Norsk Hydro A/S Company Guar. Notes 7.15% due 11/15/25	626,000	766,789
Petrobras International Finance Co. Company Guar. Notes 3.88% due 01/27/16	630,000	635,960
Petrobras International Finance Co. Company Guar. Notes 6.75% due 01/27/41	740,000	756,662
Total Capital SA Company Guar. Notes 2.30% due 03/15/16	940,000	914,361

		5,172,077

Paper & Related Products — 0.2%
Inversiones CMPC SA Notes 4.75% due 01/19/18*	479,000	460,855
PE Paper Escrow GmbH Senior Sec. Notes 12.00% due 08/01/14*	89,000	103,463

		564,318

Pipelines — 0.1%
TransCanada Pipelines, Ltd. FRS Jr. Sub. Notes 6.35% due 05/15/67	415,000	421,803

Semiconductor Equipment — 0.0%
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co. Company Guar. Notes 10.50% due 04/15/18	80,000	90,400

Security Description	Principal Amount	Value (Note 2)

Special Purpose Entities — 0.4%
Aries Vermoegensverwaltungs GmbH Sec. Notes 9.60% due 10/25/14	$500,000	$628,750
LBG Capital No.1 PLC FRS Bank Guar. Notes 8.00% due 06/15/20*	250,000	235,750
SMFG Preferred Capital, Ltd. FRS Jr. Sub. Notes 6.08% due 01/25/17*(8)	272,000	270,640

		1,135,140

Steel - Producers — 0.3%
ArcelorMittal Senior Notes 3.75% due 03/01/16	318,000	316,642
ArcelorMittal Senior Notes 6.75% due 03/01/41	483,000	479,020
Essar Steel Algoma, Inc. Senior Sec. Notes 9.38% due 03/15/15*	250,000	250,000

		1,045,662

SupraNational Banks — 0.1%
Asian Development Bank Senior Bonds 5.82% due 06/16/28	176,000	194,718

Telecom Services — 0.1%
Wind Acquisition Finance SA Senior Sec. Notes 7.25% due 02/15/18*	240,000	247,800

Telephone - Integrated — 0.7%
Telecom Italia Capital SA Company Guar. Bonds 5.25% due 10/01/15	606,000	616,168
Telefonica Emisiones SAU FRS Company Guar. Notes 0.64% due 02/04/13	540,000	533,300
Telefonica Emisiones SAU Company Guar. Notes 3.99% due 02/16/16	650,000	652,484
Telefonica Emisiones SAU Company Guar. Notes 5.46% due 02/16/21	306,000	310,638
Virgin Media Finance PLC Company Guar. Notes 8.38% due 10/15/19	50,000	56,688

		2,169,278

Transport - Services — 0.1%
Transnet, Ltd. Senior Notes 4.50% due 02/10/16*	365,000	370,868

Total Foreign Corporate Bonds & Notes
(cost $22,137,863)		22,540,166

FOREIGN GOVERNMENT AGENCIES — 2.3%
Sovereign — 2.3%
Republic of Argentina Senior Bonds 8.28% due 12/31/33	390,285	335,645
Republic of Colombia Senior Bonds 6.13% due 01/18/41	400,000	405,000

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2011 (Unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

FOREIGN GOVERNMENT AGENCIES (continued)
Sovereign (continued)
Republic of Indonesia Senior Bonds 6.63% due 02/17/37	$850,000	$914,285
Republic of the Philippines Senior Bonds 6.38% due 10/23/34	1,000,000	1,057,500
Republic of Turkey Senior Bonds 11.88% due 01/15/30	650,000	1,054,625
Republic of Venezuela Senior Bonds 9.25% due 09/15/27	1,410,000	1,009,560
Russian Federation Senior Bonds 7.50% due 03/31/30(12)	716,000	828,054
United Mexican States Senior Notes 5.13% due 01/15/20	900,000	942,750
United Mexican States Notes 5.95% due 03/19/19	800,000	886,800

Total Foreign Government Agencies
(cost $7,271,577)		7,434,219

MUNICIPAL BONDS & NOTES — 0.0%
Texas State Transportation Commission Bonds Series B 5.18% due 04/01/30 (cost $115,000)	115,000	113,665

U.S. GOVERNMENT AGENCIES — 28.6%
Federal Home Loan Mtg. Corp. — 11.2%
4.50% due 11/01/18	240,611	254,594
4.50% due 02/01/19	229,638	242,983
4.50% due 01/01/39	619,637	631,794
4.50% due 12/01/39	2,796,216	2,861,565
5.00% due 03/01/19	95,689	102,457
5.00% due 10/01/33	31,070	32,792
5.00% due 06/01/34	155,824	164,366
5.00% due 12/01/34	218,905	230,906
5.00% due 07/01/35	289,872	305,401
5.00% due 08/01/35	755,054	795,504
5.00% due 11/01/35	435,937	459,291
5.00% due 11/01/36	247,158	259,471
5.00% due 01/01/37	274,486	288,161
5.00% due 03/01/38	609,468	638,690
5.00% due 08/01/39	1,266,561	1,328,596
5.00% due 09/01/39	4,578,822	4,798,360
5.00% due 07/01/40	991,754	1,038,685
5.50% due 11/01/18	110,943	120,242
5.50% due 11/01/32	161,284	173,895
5.50% due 07/01/34	182,692	196,749
5.50% due 02/01/35	374,186	402,509
5.50% due 07/01/35	8,879	9,551
5.50% due 08/01/35	1,915,754	2,046,393
5.50% due 01/01/36	2,269,820	2,442,280
5.50% due 05/01/37	643,419	689,600
5.50% due 09/01/37	943,241	1,008,742
5.50% due 10/01/37	3,696,615	3,953,315
5.50% due 07/01/38	178,797	191,213
5.50% due 10/01/38	238,515	254,854
5.50% due 11/01/38	562,422	600,950
5.50% due 05/01/40	2,555,711	2,733,185
6.00% due 07/01/35	281,773	308,428
6.00% due 12/01/36	242,915	264,983
6.00% due 08/01/37	1,698,223	1,847,197
6.00% due 02/01/39	795,048	864,792

Security Description	Principal Amount	Value (Note 2)

Federal Home Loan Mtg. Corp. (continued)
6.00% due 04/01/40	$1,109,807	$1,207,163
6.50% due 12/01/32	427,768	484,695
6.50% due 02/01/36	103,473	116,403
6.50% due 09/01/36	3,087	3,458
6.50% due 05/01/37	387,243	432,727
6.50% due 11/01/37	1,135,619	1,269,004
7.00% due 11/01/16	13,529	14,758
7.00% due 07/01/32	38,767	44,491
7.50% due 12/01/30	2,351	2,717
7.50% due 04/01/31	38,269	44,252
8.00% due 02/01/30	4,802	5,655
8.00% due 07/01/30	1,030	1,213
Federal Home Loan Mtg. Corp. REMIC Series 3572, Class JS 6.53% due 09/15/39	3,634,083	523,833

		36,692,863

Federal National Mtg. Assoc. — 13.9%
4.00% due 06/01/39	1,302,133	1,288,676
4.00% due 07/01/39	553,622	546,603
4.00% due 08/01/40	1,717,954	1,695,904
4.00% due 09/01/40	1,126,006	1,111,554
4.00% due 10/01/40	858,439	847,422
4.50% due 06/01/18	51,816	54,991
4.50% due 10/01/24	3,397,979	3,564,655
4.50% due 01/01/25	1,676,140	1,767,786
4.50% due 03/01/25	3,986,785	4,182,344
4.50% due 05/01/25	3,931,070	4,123,896
4.50% due 07/01/25	4,976,804	5,220,925
4.50% due 01/01/40	1,184,079	1,214,712
4.50% due 02/01/40	2,746,153	2,817,198
4.50% due 05/01/40	1,423,364	1,457,963
4.50% due 08/01/40	2,879,784	2,941,751
5.00% due 03/15/16	248,000	277,995
5.00% due 09/01/18	19,800	21,244
5.00% due 10/01/18	18,125	19,446
5.00% due 02/01/20	34,600	37,058
5.00% due 06/01/22	903,982	960,942
5.00% due 10/01/24	813,770	875,391
5.00% due 03/01/37	194,816	204,614
5.00% due 06/01/37	85,858	90,175
5.00% due 07/01/37	443,426	465,725
5.00% due 04/01/40	2,851,374	2,997,889
5.00% due 05/01/40	2,852,630	2,990,294
5.50% due 10/01/17	39,226	42,440
5.50% due 05/01/18	29,319	31,740
5.50% due 11/01/19	41,901	45,361
5.50% due 11/01/22	231,365	249,768
5.50% due 12/01/33	244,858	263,927
5.50% due 05/01/34	114,603	123,529
5.50% due 12/01/35	49,649	53,391
5.50% due 11/01/36	334,235	358,385
6.00% due 09/01/16	55,659	60,889
6.00% due 12/01/16	13,592	14,869
6.00% due 12/01/33	268,667	296,223
6.00% due 07/01/34	223,956	245,806
6.00% due 10/01/36	524,224	572,094
6.00% due 10/01/37	404,888	442,661
6.50% due 02/01/17	22,674	24,911
6.50% due 03/01/17	28,457	31,265
6.50% due 04/01/29	42,618	48,276
6.50% due 06/01/29	103,793	117,574
6.50% due 07/01/32	33,163	37,566
6.50% due 02/01/37	586,427	656,955
7.00% due 09/01/31	83,271	95,639

		45,590,422

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2011 (Unaudited) — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Government National Mtg. Assoc. — 3.4%
4.50% due 05/15/39	$1,761,615	$1,842,746
4.50% due 01/15/40	1,644,927	1,715,543
5.00% due 05/15/34	998,369	1,067,543
5.00% due 01/15/40	1,402,798	1,507,446
5.50% due 12/15/39	2,600,605	2,822,113
6.00% due 10/15/39	2,167,542	2,389,651
6.50% due 06/15/29	8,306	9,440
7.00% due 09/15/28	5,210	6,013

		11,360,495

Tennessee Valley Authority — 0.1%
Tennessee Valley Authority Senior Notes 3.88% due 02/15/21	296,000	297,967

Total U.S. Government Agencies
(cost $92,531,592)		93,941,747

U.S. GOVERNMENT TREASURIES — 17.9%
United States Treasury Bonds — 1.8%
2.13% due 02/15/40 TIPS(13)	663,156	690,097
3.88% due 08/15/40	2,318,000	2,081,128
4.25% due 11/15/40	638,000	611,982
4.38% due 02/15/38	674,000	665,365
4.50% due 05/15/38	588,000	592,042
4.63% due 02/15/40	284,000	290,479
5.25% due 11/15/28	559,000	632,893
8.13% due 08/15/19	158,000	218,003

		5,781,989

United States Treasury Notes — 16.1%
0.88% due 03/31/11	600,000	600,328
1.00% due 07/31/11	600,000	602,063
1.13% due 01/15/12	500,000	503,692
1.13% due 06/15/13	9,000,000	9,062,550
1.25% due 09/30/15	3,876,000	3,756,995
1.38% due 11/30/15	2,403,000	2,331,660
1.75% due 07/31/15	250,000	248,790
2.25% due 05/31/14	26,000	26,794
2.38% due 08/31/14	7,160,000	7,390,466
2.38% due 09/30/14	141,000	145,494
2.38% due 02/28/15	168,000	172,620
2.63% due 02/29/16	2,750,000	2,814,237
2.63% due 08/15/20	1,162,000	1,092,280
2.63% due 11/15/20	6,481,000	6,063,786
2.75% due 02/15/19	760,000	745,037
3.00% due 02/28/17	830,000	852,890
3.13% due 05/15/19	262,000	262,839
3.38% due 11/15/19	1,099,000	1,114,368
3.50% due 05/15/20	5,472,000	5,561,358
3.63% due 08/15/19	78,000	80,925
3.63% due 02/15/20	2,161,000	2,225,493
3.63% due 02/15/21	630,000	641,123
3.75% due 11/15/18	505,000	532,973
3.88% due 05/15/18	5,000,000	5,340,625
4.25% due 08/15/15	750,000	827,109

		52,996,495

Total U.S. Government Treasuries
(cost $59,487,466)		58,778,484

COMMON STOCK — 0.1%
Banks-Commercial — 0.1%
Lloyds Banking Group PLC†(14)	416,870	420,690

Security Description	Shares	Value (Note 2)

Independent Power Producers — 0.0%
GenOn Energy, Inc.†	527	$2,134

Total Common Stock
(cost $255,378)		422,824

PREFERRED STOCK — 1.5%
Banks - Commercial — 0.1%
CoBank ACB 11.00%*	7,302	413,248

Banks - Super Regional — 0.2%
US Bancorp FRS 7.19%	635	531,812
Wachovia Capital Trust IX 6.38%	10,650	265,079

		796,891

Diversified Banking Institutions — 0.8%
Ally Financial, Inc. 7.00%*	649	618,517
Goldman Sachs Group, Inc. 6.13%	65,600	1,597,360
HSBC Holdings PLC 8.00%	12,780	345,060

		2,560,937

Diversified Financial Services — 0.1%
General Electric Capital Corp. 5.50%(12)	6,441	168,948

Finance - Investment Banker/Broker — 0.2%
JPMorgan Chase Capital XXIX 6.70%	21,960	564,811

Finance - Mortgage Loan/Banker — 0.0%
Federal Home Loan Mgt. Corp. FRS 8.38%†	6,900	13,386

Special Purpose Entity — 0.1%
Structured Repackaged Asset-Backed Trust Securities FRS 3.00%	21,200	448,380

Total Preferred Stock
(cost $4,955,323)		4,966,601

WARRANTS — 0.0%
Publishing - Periodicals — 0.0%
Reader’s Digest Association, Inc. Expires 02/19/14†(2)(6)	382	0

Television — 0.0%
Ion Media Networks, Inc. Expires 12/18/16*†(2)(6)	40	6,800

Total Warrants
(cost $396)		6,800

Total Long - Term Investment Securities
(cost $321,376,308)		326,606,123

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2011 (Unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

REPURCHASE AGREEMENT — 0.0%
Agreement with State Street Bank and Trust Co., bearing interest at 0.01%, dated 02/28/11, to be repurchased 03/01/11 in the amount of $158,000 and collateralized by $165,000 of United States Treasury Notes bearing interest at 1.38%, due 05/15/13 and having an approximate value of $167,746. (cost $ 158,000)	$158,000	$158,000

TOTAL INVESTMENTS
(cost $321,534,308)(15)	99.5%	326,764,123
Other assets less liabilities	0.5	1,713,057

NET ASSETS —	100.0%	$328,477,180

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 28, 2011, the aggregate value of these securities was $45,398,491 representing 13.8% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
†	Non-income producing security
(1)	Commercial Mortgage Backed Security
(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(3)	Collateralized Mortgage Obligation
(4)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security.

In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of February 28, 2011, the Core Bond Fund held the following restricted securities:

Name	Acquisition Date	Principal Amount	Acquisition Cost	Market Value	Market Value Per Share	Value as a % of Net Assets
ICO North America, Inc. 7.50% due 08/15/09	08/11/05	$25,000	$25,000
	02/15/08	1,000	1,000
	09/11/08	1,000	1,000
	02/15/09	1,000	1,000

		$28,000	$28,000	$31,360	$112.00	0.00%

(5)	Company has filed for Chapter 11 bankruptcy protection.
(6)	Illiquid security. At February 28, 2011, the aggregate value of these securities was $38,170 representing 0.0% of net assets.
(7)	Bond in default of principal and interest
(8)	Perpetual maturity — maturity date reflects the next call date.
(9)	Income may be received in cash or additional shares at the discretion of the issuer.
(10)	Bond in default
(11)	Bond is in default and did not pay principal at maturity.
(12)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(13)	Principal amount of security is adjusted for inflation.
(14)	Security was valued using fair value procedures at February 28, 2011. The aggregate value of these securities was $420,690 representing 0.1% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity procedures.
(15)	See Note 5 for cost of investments on a tax basis.

REMIC—Real Estate Mortgage Investment Conduit

TIPS—Treasury Inflation Protected Security

FRS—Floating Rate Security

VRS—Variable Rate Security

The rates shown on FRS and VRS securities are the current interest rates at February 28, 2011.

The dates shown on debt obligations are the original maturity dates.

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2011 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Asset Backed Securities	$—	$36,816,871		$1,514,630	$38,331,501
Convertible Bonds & Notes	—	—		31,360	31,360
U.S. Corporate Bonds & Notes	—	98,694,217		1,344,539	100,038,756
Foreign Corporate Bonds & Notes	—	22,540,166		—	22,540,166
Foreign Government Agencies	—	7,434,219		—	7,434,219
Municipal Bonds & Notes	—	113,665		—	113,665
U.S. Government Agencies	—	93,941,747		—	93,941,747
U.S. Government Treasuries	—	58,778,484		—	58,778,484
Common Stock	2,134	420,690	#	—	422,824
Preferred Stock	4,966,601	—		—	4,966,601
Warrants	—	—		6,800	6,800
Repurchase Agreement	—	158,000		—	158,000

Total	$4,968,735	$318,898,059		$2,897,329	$326,764,123

#	Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these securities were classified as Level 2 instead of Level 1. The aggregate value of these securities was $420,690 representing 0.1% of net assets. See Note 2.

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2011 (Unaudited) — (continued)

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

	Asset Backed Securities	Convertible Bonds & Notes	U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes	Common Stock	Warrants
Balance as of 08/31/2010	$—	$24,360	$1,069,548	$6,806	$0	$0
Accrued discounts/premiums	—	—	459	—	—	—
Realized gain (loss)	—	—	917	7,837	—	—
Change in unrealized appreciation (depreciation)(1)	15,615	7,000	7,506	(6,806)	—	6,800
Net purchases (sales)	1,499,015	—	(419,817)	(7,837)	(0)	—
Transfers in and/or out of Level 3(2)	—	—	685,926	—	—	—

Balance as of 02/28/2011	$1,514,630	$31,360	$1,344,539	$—	$—	$6,800

(1)	The total change in unrealized appreciation (depreciation) included in the statement of operations attributable to level 3 investments still held at February 28, 2011 includes:

Asset Backed Securities	Convertible Bonds & Notes	U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes	Common Stock	Warrants
$15,615	$7,000	$8,091	$—	$—	$6,800

(2)	The Fund’s policy is to recognize transfers in and transfers out as of the end of the reporting period.

See Notes to Financial Statements

VALIC Company II High Yield Bond Fund

PORTFOLIO PROFILE — February 28, 2011 (Unaudited)

Industry Allocation*

Repurchase Agreement	3.9%
Medical — Hospitals	3.3
Diversified Banking Institutions	3.2
Banks — Commercial	3.1
Paper & Related Products	3.0
Telephone — Integrated	2.9
Cellular Telecom	2.8
Auto — Cars/Light Trucks	2.7
Auto/Truck Parts & Equipment — Original	2.6
Cable/Satellite TV	2.5
Pipelines	2.4
Casino Hotels	2.2
Finance — Auto Loans	2.2
Independent Power Producers	2.2
Oil Companies — Exploration & Production	2.0
Electric — Integrated	1.9
Retail — Regional Department Stores	1.9
Data Processing/Management	1.9
Transport — Marine	1.7
Special Purpose Entities	1.6
Diversified Manufacturing Operations	1.6
Satellite Telecom	1.5
Oil — Field Services	1.5
Electric — Generation	1.5
Electronic Components — Semiconductors	1.4
Telecom Services	1.4
Finance — Consumer Loans	1.3
Real Estate Investment Trusts	1.3
Aerospace/Defense — Equipment	1.3
Banks — Mortgage	1.2
Machinery — Farming	1.1
Computers — Memory Devices	1.1
Computer Services	1.1
Oil Field Machinery & Equipment	1.1
Multimedia	1.0
Theaters	1.0
Medical — Drugs	1.0
Auto/Truck Parts & Equipment — Replacement	0.9
Casino Services	0.9
Retail — Drug Store	0.9
Coal	0.9
Chemicals — Diversified	0.9
Medical Products	0.8
Consumer Products — Misc.	0.8
Insurance — Multi-line	0.8
Direct Marketing	0.8
Office Automation & Equipment	0.7
Banks — Super Regional	0.7
Broadcast Services/Program	0.7
Medical Information Systems	0.7
Containers — Metal/Glass	0.7
Investment Companies	0.7
Diversified Financial Services	0.6
Diagnostic Kits	0.6
Building Products — Cement	0.6
Banks — Money Center	0.5
Telecommunication Equipment	0.5
Retail — Arts & Crafts	0.5
Agricultural Chemicals	0.5
E-Commerce/Services	0.5
Chemicals — Specialty	0.5
Building & Construction Products — Misc.	0.5
Medical — Outpatient/Home Medical	0.5
Medical Labs & Testing Services	0.5
Printing — Commercial	0.5
Pharmacy Services	0.5
Machinery — General Industrial	0.4
Advertising Services	0.4
Athletic Equipment	0.4

Physical Therapy/Rehabilitation Centers	0.4
Retail — Apparel/Shoe	0.4
Airlines	0.4
Commercial Services	0.4
Enterprise Software/Service	0.4
Rubber — Tires	0.3
Television	0.3
Funeral Services & Related Items	0.3
Beverages — Wine/Spirits	0.3
Food — Meat Products	0.3
Chemicals — Plastics	0.3
Office Supplies & Forms	0.2
Retail — Propane Distribution	0.2
Alternative Waste Technology	0.2
Diversified Minerals	0.2
Containers — Paper/Plastic	0.2
Rental Auto/Equipment	0.2
Apparel Manufacturers	0.2
Storage/Warehousing	0.2
Web Hosting/Design	0.2
Resorts/Theme Parks	0.2
Publishing — Periodicals	0.1
Motion Pictures & Services	0.1
Hazardous Waste Disposal	0.1
Food — Misc.	0.1
Beverages — Non-alcoholic	0.1
Aerospace/Defense	0.1
Medical — Biomedical/Gene	0.1

98.3%

Credit Quality†#

A	0.7%
BBB	1.8
BB	33.9
B	48.2
CCC	12.0
Not Rated@	3.4

100.0%

*	Calculated as a percentage of net assets
@	Represented debt issues that either have no rating, or the rating is unavailable from the data source.
†	Source: Standard and Poors
#	Calculated as percentage of total debt issues, excluding short-term securities.

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2011 (Unaudited)

Security Description	Principal Amount	Value (Note 2)

CONVERTIBLE BONDS & NOTES — 0.7%
Auto - Cars/Light Trucks — 0.7%
Ford Motor Co. Senior Notes 4.25% due 11/15/16 (cost $1,051,000)	$1,051,000	$1,920,702

U.S. CORPORATE BONDS & NOTES — 80.9%
Advertising Services — 0.4%
Checkout Holding Corp. Senior Notes zero coupon due 11/15/15*	1,915,000	1,230,388

Aerospace/Defense — 0.1%
Esterline Technologies Corp. Company Guar. Notes 7.00% due 08/01/20	165,000	172,838

Aerospace/Defense - Equipment — 1.3%
BE Aerospace, Inc. Senior Notes 6.88% due 10/01/20	1,390,000	1,449,075
TransDigm, Inc. Senior Sub. Notes 7.75% due 12/15/18*	1,995,000	2,149,612

		3,598,687

Agricultural Chemicals — 0.5%
CF Industries, Inc. Company Guar. Notes 6.88% due 05/01/18	300,000	331,312
CF Industries, Inc. Company Guar. Notes 7.13% due 05/01/20	970,000	1,088,825

		1,420,137

Airlines — 0.4%
Continental Airlines, Inc. Senior Notes 4.50% due 01/15/15	500,000	742,500
Continental Airlines, Inc. Pass Through Certs. Series 1991, Class A 6.55% due 02/02/19	295,330	311,573

		1,054,073

Alternative Waste Technology — 0.2%
Darling International, Inc. Company Guar. Notes 8.50% due 12/15/18*	647,000	697,951

Apparel Manufacturers — 0.2%
Hanesbrands, Inc. Company Guar. Notes 6.38% due 12/15/20	615,000	593,168

Athletic Equipment — 0.4%
Easton - Bell Sports, Inc. Senior Sec. Notes 9.75% due 12/01/16	1,075,000	1,209,375

Auto - Cars/Light Trucks — 2.0%
Ford Motor Co. Senior Notes 7.45% due 07/16/31	5,250,000	5,714,347

Auto/Truck Parts & Equipment - Original — 2.6%
ArvinMeritor, Inc. Company Guar. Notes 8.13% due 09/15/15	2,325,000	2,493,562

Security Description	Principal Amount	Value (Note 2)

Auto/Truck Parts & Equipment - Original (continued)
ArvinMeritor, Inc. Company Guar. Notes 10.63% due 03/15/18	$1,095,000	$1,251,038
Tenneco, Inc. Company Guar. Notes 7.75% due 08/15/18	275,000	295,969
Tenneco, Inc. Company Guar. Notes 8.13% due 11/15/15	120,000	128,400
TRW Automotive, Inc. Company Guar. Notes 7.00% due 03/15/14*	750,000	825,000
TRW Automotive, Inc. Company Guar. Notes 7.25% due 03/15/17*	2,030,000	2,243,150

		7,237,119

Auto/Truck Parts & Equipment - Replacement — 0.9%
Affinia Group Holdings, Inc. Company Guar. Notes 9.00% due 11/30/14	1,710,000	1,744,200
Affinia Group Holdings, Inc. Senior Sec. Notes 10.75% due 08/15/16*	819,000	933,660
Exide Corp. Escrow Notes 10.00% due 03/15/25†(1)(2)	300,000	0

		2,677,860

Banks - Commercial — 3.1%
CIT Group, Inc. Senior Sec. Notes 7.00% due 05/01/13	229,398	233,986
CIT Group, Inc. Senior Sec. Notes 7.00% due 05/01/14	451,360	460,105
CIT Group, Inc. Senior Sec. Notes 7.00% due 05/01/15	451,360	457,566
CIT Group, Inc. Senior Sec. Notes 7.00% due 05/01/16	2,147,268	2,166,057
CIT Group, Inc. Senior Sec. Notes 7.00% due 05/01/17	5,433,175	5,473,924

		8,791,638

Banks - Money Center — 0.5%
NB Capital Trust IV Ltd. Guar. Notes 8.25% due 04/15/27	1,475,000	1,508,187

Banks - Mortgage — 1.2%
Provident Funding Associates Senior Notes 10.13% due 02/15/15*	1,135,000	1,169,050
Provident Funding Associates Senior Sec. Notes 10.25% due 04/15/17*	1,915,000	2,116,075

		3,285,125

Banks - Super Regional — 0.7%
Wells Fargo & Co. FRS Jr. Sub. Bonds 7.98% due 03/15/18(3)	1,865,000	1,995,550

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2011 (Unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Beverages - Wine/Spirits — 0.3%
Constellation Brands, Inc. Company Guar. Notes 7.25% due 05/15/17	$750,000	$806,250

Broadcast Services/Program — 0.7%
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes, Series A 9.25% due 12/15/17	210,000	233,100
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes, Series B 9.25% due 12/15/17	830,000	923,375
Fisher Communications, Inc. Company Guar. Notes 8.63% due 09/15/14	806,000	828,165

		1,984,640

Building & Construction Products - Misc. — 0.5%
Roofing Supply Group LLC/Roofing Supply Finance, Inc. Senior Sec. Notes 8.63% due 12/01/17*	1,290,000	1,365,787

Building Products - Cement — 0.6%
Cemex Finance LLC Senior Sec. Notes 9.50% due 12/14/16*	1,550,000	1,663,150

Cable/Satellite TV — 2.5%
Bresnan Broadband Holdings LLC Company Guar. Notes 8.00% due 12/15/18*	981,000	1,030,050
Cablevision Systems Corp. Senior Notes 8.00% due 04/15/20	830,000	904,700
CCH II LLC/CCH II Capital Corp. Company Guar. Notes 13.50% due 11/30/16	1,090,065	1,320,341
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 7.88% due 04/30/18	400,000	427,000
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 8.13% due 04/30/20	315,000	339,806
Mediacom LLC/Mediacom Capital Corp. Senior Notes 9.13% due 08/15/19	3,015,000	3,203,438

		7,225,335

Casino Hotels — 2.2%
CityCenter Holdings, LLC/CityCenter Finance Corp. Senior Sec. Notes 7.63% due 01/15/16*	955,000	995,588
Eldorado Resorts LLC Senior Notes 9.00% due 04/15/14(1)(2)	475,000	423,771
Harrah’s Operating Co., Inc. Senior Sec. Notes 11.25% due 06/01/17	1,895,000	2,150,825
MGM Mirage, Inc. Senior Sec. Notes 9.00% due 03/15/20*	480,000	524,400
MGM Resorts International, Inc. Senior Sec. Notes 11.13% due 11/15/17	900,000	1,037,250

Security Description	Principal Amount	Value (Note 2)

Casino Hotels (continued)
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 1st. Mtg. Notes 7.75% due 08/15/20	$1,165,000	$1,231,987

		6,363,821

Casino Services — 0.3%
Greektown, Inc. LLC Escrow Notes 10.75% due 12/01/13†(1)(2)	930,000	0
Peninsula Gaming LLC Sec. Notes 8.38% due 08/15/15	770,000	825,825

		825,825

Cellular Telecom — 2.8%
Buccaneer Merger Sub, Inc. Senior Notes 9.13% due 01/15/19*	1,385,000	1,495,800
Cricket Communications, Inc. Senior Sec. Notes 7.75% due 05/15/16	750,000	793,125
Cricket Communications, Inc. Company Guar. Notes 10.00% due 07/15/15	1,705,000	1,879,762
Leap Wireless International, Inc. Senior Notes 4.50% due 07/15/14	1,246,000	1,158,780
MetroPCS Wireless, Inc. Company Guar. Notes 6.63% due 11/15/20	1,265,000	1,231,794
MetroPCS Wireless, Inc. Company Guar. Notes 7.88% due 09/01/18	960,000	1,014,000
Nextel Communications, Inc. Company Guar. Notes 7.38% due 08/01/15	429,000	430,073

		8,003,334

Chemicals - Diversified — 0.9%
Celanese US Holdings LLC Company Guar. Notes 6.63% due 10/15/18*	775,000	809,875
Lyondell Chemical Co. Senior Sec. Notes 8.00% due 11/01/17*	193,000	217,246
Momentive Performance Materials, Inc. Sec. Notes 9.00% due 01/15/21*	906,000	963,757
Momentive Performance Materials, Inc. Company Guar. Notes 12.50% due 06/15/14	403,000	449,849

		2,440,727

Chemicals - Plastics — 0.3%
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC Sec. Notes 9.00% due 11/15/20*	680,000	723,350

Chemicals - Specialty — 0.5%
Ferro Corp. Senior Notes 7.88% due 08/15/18	550,000	585,750

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2011 (Unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Chemicals - Specialty (continued)
Huntsman International LLC Company Guar. Notes 7.38% due 01/01/15	$390,000	$399,262
KRATON Polymers LLC/KRATON Polymers Capital Corp. Senior Notes 6.75% due 03/01/19*	390,000	397,800

		1,382,812

Coal — 0.9%
Peabody Energy Corp. Company Guar. Notes 6.50% due 09/15/20	2,321,000	2,483,470

Computer Services — 1.1%
SunGard Data Systems, Inc. Senior Notes 7.38% due 11/15/18*	1,161,000	1,198,732
SunGard Data Systems, Inc. Senior Notes 7.63% due 11/15/20*	525,000	542,063
SunGard Data Systems, Inc. Company Guar. Notes 10.25% due 08/15/15	1,030,000	1,085,362
SunGard Data Systems, Inc. Company Guar. Notes 10.63% due 05/15/15	175,000	193,813

		3,019,970

Consumer Products - Misc. — 0.8%
Reynolds Group DL Escrow, Inc./Reynolds Group Escrow LLC Senior Sec. Notes 7.75% due 10/15/16*	230,000	244,950
Reynolds Group Holdings Senior Sec. Notes 6.88% due 02/15/21*	1,035,000	1,037,587
Yankee Acquisition Corp. Company Guar. Notes 9.75% due 02/15/17	715,000	763,263
YCC Holdings LLC/Yankee Finance, Inc. Senior Notes 10.25% due 02/15/16*	300,000	309,000

		2,354,800

Containers - Metal/Glass — 0.7%
Ball Corp. Company Guar. Notes 5.75% due 05/15/21	891,000	873,180
Ball Corp. Company Guar. Notes 7.13% due 09/01/16	125,000	136,875
Ball Corp. Company Guar. Notes 7.38% due 09/01/19	185,000	201,188
Crown Americas LLC/Crown Americas Capital Corp. III Senior Notes 6.25% due 02/01/21*	425,000	429,250
Crown Cork & Seal Co., Inc. Senior Notes 7.38% due 12/15/26	275,000	272,937

		1,913,430

Security Description	Principal Amount	Value (Note 2)

Containers - Paper/Plastic — 0.2%
Graphic Packaging International, Inc. Company Guar. Notes 9.50% due 06/15/17	$600,000	$666,000

Data Processing/Management — 1.9%
First Data Corp. Senior Sec. Notes 8.25% due 01/15/21*	552,000	549,240
First Data Corp. Senior Sec. Notes 8.75% due 01/15/22*	553,000	546,088
First Data Corp. Company Guar. Notes 9.88% due 09/24/15	124,000	125,240
First Data Corp. Company Guar. Notes 10.55% due 09/24/15(4)	2,773,276	2,946,606
First Data Corp. Company Guar. Notes 12.63% due 01/15/21*	1,105,000	1,157,487

		5,324,661

Diagnostic Kits — 0.6%
Alere, Inc. Senior Notes 7.88% due 02/01/16	1,735,000	1,802,231

Direct Marketing — 0.8%
Sitel LLC/Sitel Finance Corp. Senior Notes 11.50% due 04/01/18*	2,350,000	2,173,750

Diversified Banking Institutions — 3.2%
Ally Financial, Inc. Company Guar. Notes 7.50% due 09/15/20*	985,000	1,077,344
Ally Financial, Inc. Company Guar. Notes 8.00% due 03/15/20	1,385,000	1,559,856
GMAC LLC Company Guar. Notes 6.88% due 09/15/11	2,703,000	2,763,817
GMAC LLC Sub. Notes 8.00% due 12/31/18	1,475,000	1,629,875
GMAC LLC Company Guar. Notes 8.00% due 11/01/31	1,895,000	2,169,775

		9,200,667

Diversified Manufacturing Operations — 1.2%
Harland Clarke Holdings Corp. FRS Company Guar. Notes 6.00% due 05/15/15	400,000	359,000
Harland Clarke Holdings Corp. Company Guar. Notes 9.50% due 05/15/15	2,590,000	2,544,675
SPX Corp. Senior Notes 7.63% due 12/15/14	400,000	438,000

		3,341,675

E - Commerce/Services — 0.5%
NetFlix, Inc. Company Guar. Notes 8.50% due 11/15/17	235,000	266,138

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2011 (Unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
E - Commerce/Services (continued)
Open Solutions, Inc. Company Guar. Notes 9.75% due 02/01/15*	$1,715,000	$1,136,187

		1,402,325

Electric - Generation — 1.4%
AES Corp. Senior Notes 8.00% due 10/15/17	1,175,000	1,274,875
AES Corp. Senior Notes 8.00% due 06/01/20	450,000	492,750
Edison Mission Energy Senior Notes 7.63% due 05/15/27	630,000	459,900
Homer City Funding LLC Senior Sec. Notes 8.14% due 10/01/19	343,710	330,821
Midwest Generation LLC Pass Through Certs., Series B 8.56% due 01/02/16	299,673	310,162
Reliant Energy Mid - Atlantic Power Holdings LLC Pass Through Certs., Series B 9.24% due 07/02/17	509,991	545,691
Reliant Energy Mid - Atlantic Power Holdings LLC Pass Through Certs., Series C 9.68% due 07/02/26	450,000	481,500

		3,895,699

Electric - Integrated — 0.7%
Mirant Americas Generation LLC Senior Notes 8.30% due 05/01/11	550,000	554,125
Mirant Americas Generation LLC Senior Notes 8.50% due 10/01/21	1,100,000	1,160,500
Mirant Mid - Atlantic LLC Pass Through Certs., Series B 9.13% due 06/30/17	328,255	357,798
Southern Energy, Inc. Escrow Notes 7.90% due 07/15/09†(1)(2)	1,225,000	0

		2,072,423

Electronic Components - Semiconductors — 1.4%
Freescale Semiconductor, Inc. Company Guar. Notes 8.88% due 12/15/14	2,760,000	2,887,650
Freescale Semiconductor, Inc. Senior Sec. Notes 9.25% due 04/15/18*	565,000	629,975
Freescale Semiconductor, Inc. Company Guar. Notes 10.75% due 08/01/20*	340,000	392,700

		3,910,325

Enterprise Software/Service — 0.4%
Mantech International Corp. Company Guar. Notes 7.25% due 04/15/18	545,000	569,525
MedAssets, Inc. Company Guar. Notes 8.00% due 11/15/18*	445,000	457,238

		1,026,763

Security Description	Principal Amount	Value (Note 2)

Finance - Auto Loans — 2.2%
Credit Acceptance Corp. Senior Sec. Notes 9.13% due 02/01/17	$1,060,000	$1,142,150
Ford Motor Credit Co. LLC Senior Notes 8.13% due 01/15/20	1,735,000	1,980,348
Ford Motor Credit Co., LLC Senior Notes 8.70% due 10/01/14	2,725,000	3,107,626

		6,230,124

Finance - Consumer Loans — 1.3%
SLM Corp. Senior Notes 6.25% due 01/25/16	1,035,000	1,060,875
SLM Corp. Senior Notes 8.00% due 03/25/20	406,000	430,868
SLM Corp. Senior Notes 8.45% due 06/15/18	934,000	1,027,400
TMX Finance LLC/TitleMax Finance Corp. Senior Sec. Notes 13.25% due 07/15/15*	1,145,000	1,279,537

		3,798,680

Food - Meat Products — 0.3%
Smithfield Foods, Inc. Senior Sec. Notes 10.00% due 07/15/14	625,000	737,500

Funeral Services & Related Items — 0.3%
Stonemor Operating LLC/Cornerstone Family Services of WV/Osiris Holding Company Guar. Notes 10.25% due 12/01/17	845,000	885,138

Hazardous Waste Disposal — 0.1%
Clean Harbors, Inc. Senior Sec. Notes 7.63% due 08/15/16	252,000	267,750

Independent Power Producers — 2.2%
Calpine Corp. Senior Sec. Notes 7.50% due 02/15/21*	1,360,000	1,390,600
Calpine Corp. Escrow Notes 8.75% due 07/15/13†(1)(2)	3,278,000	0
Dynegy - Roseton/Danskammer Pass Through Certs. Series B 7.67% due 11/08/16	2,085,000	2,027,662
NRG Energy, Inc. Company Guar. Notes 7.38% due 02/01/16	1,440,000	1,490,400
NRG Energy, Inc. Company Guar. Notes 7.38% due 01/15/17	550,000	579,563
RRI Energy, Inc. Senior Notes 7.88% due 12/31/17	690,000	691,725

		6,179,950

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2011 (Unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Insurance - Multi - line — 0.8%
Hartford Financial Services Group, Inc. FRS Jr. Sub. Debentures 8.13% due 06/15/38	$1,970,000	$2,176,850

Investment Companies — 0.3%
Fox Acquisition Sub LLC Senior Notes 13.38% due 07/15/16*	775,000	863,156

Machinery - Farming — 1.1%
Case New Holland, Inc. Company Guar. Notes 7.75% due 09/01/13	1,175,000	1,286,625
Case New Holland, Inc. Senior Notes 7.88% due 12/01/17*	1,595,000	1,782,412

		3,069,037

Machinery - General Industrial — 0.4%
CPM Holdings, Inc. Senior Sec. Notes 10.63% due 09/01/14*	1,150,000	1,244,875

Medical Information Systems — 0.7%
IMS Health, Inc. Senior Notes 12.50% due 03/01/18*	1,645,000	1,928,762

Medical Labs & Testing Services — 0.5%
American Renal Holdings Senior Sec. Notes 8.38% due 05/15/18	1,270,000	1,328,738

Medical Products — 0.8%
DJO Finance LLC/DJO Finance Corp. Company Guar. Notes 10.88% due 11/15/14	400,000	438,500
LVB Acquisition Holding LLC Company Guar. Notes 10.00% due 10/15/17	1,133,000	1,261,879
LVB Acquisition Holding LLC Company Guar. Notes 10.38% due 10/15/17(5)	636,000	711,525

		2,411,904

Medical - Biomedical/Gene — 0.1%
Cubist Pharmaceuticals, Inc. Senior Notes 2.50% due 11/01/17	172,000	171,140

Medical - Drugs — 0.5%
Valeant Pharmaceuticals International Company Guar. Notes 6.75% due 08/15/21*	1,315,000	1,321,575

Medical - Hospitals — 3.3%
Community Health Systems, Inc. Company Guar. Notes 8.88% due 07/15/15	1,800,000	1,908,000
HCA, Inc. Senior Notes 6.25% due 02/15/13	900,000	937,125
HCA, Inc. Senior Sec. Notes 7.88% due 02/15/20	2,370,000	2,604,037
HCA, Inc. Senior Sec. Notes 8.50% due 04/15/19	750,000	840,000

Security Description	Principal Amount	Value (Note 2)

Medical - Hospitals (continued)
HCA, Inc. Sec. Notes 9.25% due 11/15/16	$1,189,000	$1,284,120
Tenet Healthcare Corp. Senior Sec. Notes 9.00% due 05/01/15	1,720,000	1,892,000

		9,465,282

Medical - Outpatient/Home Medical — 0.5%
Radiation Therapy Services Inc. Company Guar. Notes 9.88% due 04/15/17	1,290,000	1,328,700

Motion Pictures & Services — 0.1%
NAI Entertainment Holdings LLC Senior Sec. Notes 8.25% due 12/15/17*	330,000	354,750

Multimedia — 0.0%
Haights Cross Operating Co. FRS Ltd. Guar. Notes 16.00% due 03/15/14†(1)(2)	100,864	98,090

Non - Ferrous Metals — 0.0%
Renco Metals, Inc. Company Guar. Notes 11.50% due 07/01/03†(1)(2)(6)(7)	210,000	0

Office Automation & Equipment — 0.7%
CDW LLC/CDW Finance Corp. Senior Sec. Notes 8.00% due 12/15/18*	1,060,000	1,126,250
CDW LLC/CDW Finance Corp. Company Guar. Notes 11.00% due 10/12/15	431,000	468,712
CDW LLC/CDW Finance Corp. Company Guar. Notes 11.50% due 10/12/15	454,000	492,590

		2,087,552

Office Supplies & Forms — 0.2%
ACCO Brands Corp. Senior Sec. Notes 10.63% due 03/15/15	625,000	706,250

Oil Companies - Exploration & Production — 1.5%
Antero Resources Finance Corp. Company Guar. 9.38% due 12/01/17	825,000	891,000
Chesapeake Energy Corp. Company Guar. 2.50% due 05/15/37	2,185,000	2,408,962
Petroleum Development Corp. Senior Notes 12.00% due 02/15/18	120,000	135,600
Quicksilver Resources, Inc. Company Guar. Notes 7.13% due 04/01/16	200,000	194,500
Rosetta Resources, Inc. Company Guar. Notes 9.50% due 04/15/18	545,000	603,588

		4,233,650

Oil Field Machinery & Equipment — 0.6%
Complete Production Services, Inc. Company Guar. Notes 8.00% due 12/15/16	40,000	42,300

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2011 (Unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Oil Field Machinery & Equipment (continued)
Thermon Industries, Inc. Senior Sec. Notes 9.50% due 05/01/17	$1,520,000	$1,645,400

		1,687,700

Oil - Field Services — 1.5%
Aquilex Holdings LLC/Aquilex Finance Corp. Company Guar. Notes 11.13% due 12/15/16	1,965,000	2,068,162
Basic Energy Services, Inc. Company Guar. Notes 7.75% due 02/15/19*	1,350,000	1,400,625
Hornbeck Offshore Services, Inc. Company Guar. Notes 8.00% due 09/01/17	830,000	851,788

		4,320,575

Paper & Related Products — 2.0%
Clearwater Paper Corp. Company Guar. Notes 7.13% due 11/01/18*	310,000	321,625
Georgia - Pacific LLC Company Guar. Notes 5.40% due 11/01/20*	280,000	278,522
Georgia - Pacific LLC Company Guar. Notes 7.00% due 01/15/15*	82,000	84,870
Georgia - Pacific LLC Company Guar. Notes 7.13% due 01/15/17*	205,000	217,813
Georgia - Pacific LLC Company Guar. Notes 8.25% due 05/01/16*	550,000	620,125
Neenah Paper, Inc. Company Guar. Notes 7.38% due 11/15/14	1,325,000	1,353,156
NewPage Corp. Senior Sec. Notes 11.38% due 12/31/14	1,400,000	1,396,500
Verso Paper Holdings LLC/Verso Paper, Inc. Sec. Notes 8.75% due 02/01/19*	1,340,000	1,400,300

		5,672,911

Pharmacy Services — 0.5%
BioScrip, Inc. Company Guar. Notes 10.25% due 10/01/15	1,240,000	1,308,200

Physical Therapy/Rehabilitation Centers — 0.4%
Healthsouth Corp. Company Guar. Notes 7.25% due 10/01/18	1,085,000	1,125,688

Pipelines — 2.4%
El Paso Corp. Senior Notes 6.50% due 09/15/20*	1,075,000	1,155,625
El Paso Corp. Senior Notes 6.88% due 06/15/14	775,000	846,900
El Paso Corp. Senior Notes 7.00% due 06/15/17	1,590,000	1,776,378

Security Description	Principal Amount	Value (Note 2)

Pipelines (continued)
Energy Transfer Equity LP Company Guar. Notes 7.50% due 10/15/20	$1,350,000	$1,463,063
Kinder Morgan Finance Co., LLC Senior Sec. Notes 6.00% due 01/15/18*	1,040,000	1,060,800
Williams Cos., Inc. Senior Notes 7.88% due 09/01/21	370,000	462,456

		6,765,222

Printing - Commercial — 0.5%
Cenveo Corp. Company Guar. Notes 7.88% due 12/01/13	1,380,000	1,324,800

Publishing - Periodicals — 0.1%
Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Notes 11.50% due 05/01/16(8)	341,000	401,528

Real Estate Investment Trusts — 1.3%
DuPont Fabros Technology LP Company Guar. Notes 8.50% due 12/15/17	1,100,000	1,212,750
Host Hotels & Resorts, Inc. Company Guar. Notes 6.00% due 11/01/20	2,455,000	2,458,069

		3,670,819

Recycling — 0.0%
Aleris International, Inc. Escrow Notes 9.00% due 12/15/14†(1)(2)	2,565,000	257

Rental Auto/Equipment — 0.2%
RSC Equipment Rental, Inc./RSC Holdings III LLC Senior Sec. Notes 10.00% due 07/15/17*	550,000	631,125

Resort/Theme Parks — 0.2%
Palace Entertainment Holdings LLC/Palace Entertainment Holdings Corp. Senior Sec. Notes 8.88% due 04/15/17*	440,000	448,800

Retail - Apparel/Shoe — 0.4%
Limited Brands, Inc. Senior Notes 5.25% due 11/01/14	183,000	191,464
Limited Brands, Inc. Senior Notes 6.95% due 03/01/33	651,000	605,430
Limited Brands, Inc. Company Guar. Notes 8.50% due 06/15/19	275,000	314,875

		1,111,769

Retail - Arts & Crafts — 0.5%
Michaels Stores, Inc. Senior Notes 7.75% due 11/01/18*	1,380,000	1,424,850

Retail - Drug Store — 0.9%
Rite Aid Corp. Senior Sec. Notes 9.75% due 06/12/16	150,000	168,938

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2011 (Unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Retail - Drug Store (continued)
Rite Aid Corp. Senior Sec. Notes 10.25% due 10/15/19	$725,000	$798,406
Rite Aid Corp. Senior Sec. Notes 10.38% due 07/15/16	1,475,000	1,585,625

		2,552,969

Retail - Propane Distribution — 0.2%
Ferrellgas LP/Ferrellgas Finance Corp. Senior Notes 6.50% due 05/01/21*	720,000	702,000

Retail - Regional Department Stores — 1.9%
Federated Ratail Holdings, Inc. Company Guar. Notes 5.90% due 12/01/16	2,717,000	2,900,397
Federated Retail Holdings, Inc. Company Guar. Notes 6.38% due 03/15/37	329,000	325,710
Macy’s Retail Holdings, Inc. Company Guar. Notes 6.65% due 07/15/24	308,000	309,540
Macy’s Retail Holdings, Inc. Company Guar. Notes 6.70% due 09/15/28	147,000	142,223
Macy’s Retail Holdings, Inc. Company Guar. Notes 6.90% due 04/01/29	314,000	314,000
Macy’s Retail Holdings, Inc. Company Guar. Notes 7.00% due 02/15/28	155,000	154,613
Neiman - Marcus Group, Inc. Company Guar. Notes 9.00% due 10/15/15(5)	1,205,000	1,262,237

		5,408,720

Rubber - Tires — 0.3%
Goodyear Tire & Rubber Co. Senior Notes 10.50% due 05/15/16	825,000	940,500

Rubber/Plastic Products — 0.0%
Venture Holdings Co. LLC Company Guar. Notes 11.00% due 06/01/07†(1)(2)(6)(7)	50,000	0

Special Purpose Entity — 0.1%
Nexeo Solutions LLC/Nexeo Solutions Finance Corp. Senior Sub. Notes 8.38% due 03/01/18*	416,000	423,280

Storage/Warehousing — 0.2%
Mobile Mini, Inc. Notes 6.88% due 05/01/15	535,000	553,725

Telecom Services — 1.0%
Qwest Corp. Senior Notes 8.38% due 05/01/16	425,000	507,344
West Corp. Company Guar. Notes 7.88% due 01/15/19*	2,155,000	2,211,568

		2,718,912

Security Description	Principal Amount	Value (Note 2)

Telecommunication Equipment — 0.5%
Sorenson Communications, Inc. Senior Sec. Notes 10.50% due 02/01/15*	$1,920,000	$1,444,800

Telephone - Integrated — 2.9%
Frontier Communications Corp. Senior Notes 7.13% due 03/15/19	1,485,000	1,544,400
Frontier Communications Corp. Senior Notes 8.13% due 10/01/18	600,000	666,750
Frontier Communications Corp. Senior Notes 8.25% due 04/15/17	1,620,000	1,790,100
Frontier Communications Corp. Senior Notes 8.50% due 04/15/20	185,000	205,350
Qwest Communications International, Inc. Company Guar. Notes, Series B 7.50% due 02/15/14	513,000	520,695
Qwest Communications International, Inc. Company Guar. Notes 8.00% due 10/01/15	375,000	409,219
Sprint Capital Corp. Company Guar. Notes 8.75% due 03/15/32	1,293,000	1,344,720
Windstream Corp. Senior Notes 7.75% due 10/15/20*	1,155,000	1,196,868
Windstream Corp. Company Guar. Notes 8.13% due 09/01/18	425,000	454,750

		8,132,852

Television — 0.3%
Sinclair Television Group, Inc. Senior Sec. Notes 9.25% due 11/01/17*	745,000	841,850
Young Broadcasting, Inc. Escrow Notes 8.75% due 01/15/14†(1)(2)	385,000	0
Young Broadcasting, Inc. Escrow Notes 10.00% due 03/01/11†(1)(2)	540,000	0

		841,850

Theaters — 0.9%
AMC Entertainment, Inc. Company Guar. Notes 8.00% due 03/01/14	1,558,000	1,581,370
AMC Entertainment, Inc. Company Guar. Notes 8.75% due 06/01/19	550,000	590,562
Regal Entertainment Group Company Guar. Notes 9.13% due 08/15/18	415,000	444,050

		2,615,982

Transport - Marine — 1.1%
ACL I Corp. Senior Notes 10.63% due 02/15/16*	1,400,000	1,407,000

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2011 (Unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Transport - Marine (continued)
Marquette Transportation Co./Marquette Transportation Finance Corp. Senior Sec. Notes 10.88% due 01/15/17*	$1,630,000	$1,727,800

		3,134,800

Web Hosting/Design — 0.2%
Equinix, Inc. Senior Notes 8.13% due 03/01/18	465,000	504,525

Total U.S. CORPORATE BONDS & NOTES
(cost $213,509,148)		229,318,275

FOREIGN CORPORATE BONDS & NOTES — 9.3%
Computers - Memory Devices — 1.1%
Seagate HDD Cayman Company Guar. Notes 6.88% due 05/01/20*	1,415,000	1,386,700
Seagate Technology HDD Holdings Company Guar. Notes 6.80% due 10/01/16	1,575,000	1,643,906

		3,030,606

Diversified Manufacturing Operations — 0.4%
Bombardier, Inc. Senior Notes 7.50% due 03/15/18*	535,000	575,125
Bombardier, Inc. Senior Notes 7.75% due 03/15/20*	540,000	585,900

		1,161,025

Diversified Minerals — 0.2%
FMG Resources August 2006 Pty Ltd Senior Notes 7.00% due 11/01/15*	665,000	689,938

Electric - Generation — 0.1%
Intergen NV Senior Sec. Notes 9.00% due 06/30/17*	160,000	172,800

Independent Power Producers — 0.0%
AES Drax Energy, Ltd. Sec. Notes 11.50% due 08/30/10†(1)(2)(10)(11)	475,000	0

Investment Companies — 0.4%
Offshore Group Investments, Ltd. Senior Sec. Notes 11.50% due 08/01/15*	895,000	1,002,400

Medical - Drugs — 0.3%
Elan Corp. PLC Company Guar. Notes 8.88% due 12/01/13	760,000	786,600

Multimedia — 1.0%
Quebecor Media, Inc. Senior Notes 7.75% due 03/15/16	2,795,000	2,906,800

Security Description	Principal Amount	Value (Note 2)

Oil Companies - Exploration & Production — 0.5%
Harvest Operations Corp. Company Guar. Notes 6.88% due 10/01/17*	$1,310,000	$1,359,125

Oil Field Machinery & Equipment — 0.5%
Sevan Marine ASA Sec. Notes 12.00% due 08/10/15	1,200,000	1,278,000

Paper & Related Products — 0.8%
Cascades, Inc. Company Guar. Notes 7.88% due 01/15/20	575,000	600,156
Fibria Overseas Finance, Ltd. Company Guar. Notes 7.50% due 05/04/20*	1,671,000	1,779,615

		2,379,771

Satellite Telecom — 1.5%
Intelsat Intermediate Holding Co. SA Company Guar. Bonds 9.50% due 02/01/15(12)	759,000	784,616
Intelsat Luxembourg SA Company Guar. Notes 11.50% due 02/04/17(5)	1,002,567	1,112,849
Intelsat Subsidiary Holding Co., Ltd. Company Guar. Notes 8.50% due 01/15/13	910,000	915,688
Intelsat Subsidiary Holding Co., Ltd. Company Guar. Notes 8.88% due 01/15/15	1,531,000	1,576,930

		4,390,083

Special Purpose Entities — 1.5%
Hellas Telecommunications Luxembourg II FRS Sub. Notes 6.03% due 01/15/15*†(9)(10)	925,000	2,313
LBG Capital No.1 PLC Bank Guar. Notes 7.88% due 11/01/20	4,470,000	4,313,550

		4,315,863

Telecom Services — 0.4%
Wind Acquisition Finance SA Company Guar. Notes 11.75% due 07/15/17*	1,000,000	1,147,500

Transport - Marine — 0.6%
Navios Maritime Holdings, Inc. Senior Sec. Notes 8.88% due 11/01/17	1,600,000	1,728,000

Total Foreign Corporate Bonds & Notes
(cost $25,839,639)		26,348,511

LOANS(2)(13)(14) — 2.5%
Beverages - Non - alcoholic — 0.1%
Le-Natures, Inc. BTL 10.25% due 03/01/11†(9)(10)	600,000	187,500

Building - Residential/Commercial — 0.0%
TOUSA, Inc. Term Loan 12.25% due 08/15/13	1,508,872	67,899

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2011 (Unaudited) — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

LOANS (continued)
Casino Services — 0.5%
Herbst Gaming, LLC Term Loan 10.00% due 12/31/15	$410,185	$428,985
Holdings Gaming Tranche B-1 12.00% due 06/30/15	995,000	1,044,750

		1,473,735

Commercial Services — 0.4%
Vertrue, Inc. 7.31% due 08/14/15	1,215,000	1,029,713

Electric - Integrated — 1.2%
Texas Competitive Electric Holdings Co. LLC 3.80% due 10/10/14	3,356,495	2,837,077
Texas Competitive Electric Holdings Co. LLC 3.80% due 10/22/14	672,830	567,532

		3,404,609

Medical - Drugs — 0.2%
Triax Pharmaceuticals LLC 16.50% due 08/30/11†(1)(10)(15)	1,096,632	539,488

Theaters — 0.1%
AMC Entertainment Holdings, Inc 5.30% due 06/15/12.	385,942	383,646

Total Loans
(cost $9,238,647)		7,086,590

COMMON STOCK — 0.3%
Building Products - Doors & Windows — 0.0%
Masonite Worldwide Holdings†	754	28,840

Casino Services — 0.0%
Greektown, Inc.†(1)(2)	703	0

Food - Misc. — 0.1%
Wornick Co.†(1)(2)	3,444	207,346

Gambling (Non - Hotel) — 0.0%
Shreveport Gaming Holdings, Inc.†(1)(2)	2,501	34,139

Gas - Distribution — 0.0%
MXEnergy Holdings, Inc.†(1)(2)	96,187	91,799

Medical - Drugs — 0.0%
Triax Pharmaceuticals LLC†(1)(2)(16)	85,612	428

Medical - Outpatient/Home Medical — 0.0%
Critical Care Systems International, Inc.†(1)(2)	13,262	332

Multimedia — 0.0%
Haights Cross Communication, Inc.†(1)(2)	10,439	25,628

Paper & Related Products — 0.2%
Caraustar Industries, Inc.†(1)(2)	80	499,894

Retail - Music Store — 0.0%
MTS, Inc.†(1)(2)	3,863	0

Total Common Stock
(cost $2,543,770)		888,406

MEMBERSHIP INTEREST CERTIFICATES — 0.1%
Casino Services — 0.1%
Herbst Gaming, Inc.†(2) (cost $232,700)	23,439	279,218

PREFERRED STOCK — 0.6%
Diversified Financial Services — 0.6%
Citigroup Capital XIII FRS 7.88%	67,000	1,812,350

Security Description	Shares/ Principal Amount	Value (Note 2)

Medical - Drugs — 0.0%
Triax Pharmaceuticals LLC, Class C†(1)(2)(16)	26,118	$131

Total Preferred Stock
(cost $1,824,055)		1,812,481

WARRANTS — 0.0%
Building Products - Doors & Windows — 0.0%
Masonite Worldwide Holdings Expires 06/09/14 (strike price $55.31)†(2)	3,658	3,658
Masonite Worldwide Holdings Expires 06/09/16 (strike price $55.31)†(2)	2,743	6,858

		10,516

Publishing - Periodicals — 0.0%
Reader’s Digest Association, Inc. Expires 02/19/14†(1)(2)	4,509	0

Television — 0.0%
Ion Media Networks, Inc. Expires 12/18/16†(1)(2)	305	51,850

Total Warrants
(cost $4,669)		62,366

Total Long - Term Investment Securities
(cost $254,243,628)		267,716,549

REPURCHASE AGREEMENT — 3.9%
Agreement with State Street Bank and Trust Co., bearing interest at 0.01%, dated 02/28/11, to be repurchased 03/01/11 in the amount of $11,100,003 and collateralized by $11,440,000 of United States Treasury Notes, bearing interest at 0.21% due 5/26/11 and having approximate value of $11,434,280 (cost $11,100,000)	$11,100,000	11,100,000

TOTAL INVESTMENTS
(cost $265,343,628)(17)	98.3%	278,816,549
Other assets less liabilities	1.7	4,784,387

NET ASSETS —	100.0%	$283,600,936

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 28, 2011, the aggregate value of these securities was $72,426,859 representing 25.5% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
†	Non-income producing security
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(2)	Illiquid security. At February 28, 2011, the aggregate value of these securities was $8,809,989 representing 3.1% of net assets.
(3)	Perpetual maturity — maturity date reflects the next call date.
(4)	PIK (“Payment-in-Kind”) security. Bond or preferred stock that pays interest/dividends in the form of additional bonds or preferred stocks.
(5)	Income may be received in cash or additional shares at the discretion of the issuer.
(6)	Company has filed for Chapter 7 bankruptcy.
(7)	Bond in default and did not pay principal at maturity.
(8)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(9)	Company has filed for Chapter 11 bankruptcy protection.
(10)	Bond in default.
(11)	Company has filed bankruptcy in the country of issuance.
(12)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. The rate reflected is as of February 28, 2011.

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2011 (Unaudited) — (continued)

(13)	The Fund invests in Senior Loans which generally pay interests at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major United States banks, or the certificate of deposit rate. Senior Loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a Senior Loan.
(14)	Senior Loans in the Fund are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(15)	A portion of the interest is paid in the form of additional bonds/loans.
(16)	Consists of more than one type of securities traded together as a unit.
(17)	See Note 5 for cost of investments on a tax basis.

FRS — Floating Rate Security

The rates shown on FRS are the current interest rates at February 28, 2011.

The dates shown on debt obligations are the original maturity dates.

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2011 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Convertible Bonds & Notes	$—	$1,920,702	$—	$1,920,702
U.S. Corporate Bonds & Notes	—	224,761,771	4,556,504	229,318,275
Foreign Corporate Bonds & Notes	—	26,348,511	0	26,348,511
Loans	—	3,833,594	3,252,996	7,086,590
Common Stock	—	28,840	859,566	888,406
Membership Interest Certificates	—	279,218	—	279,218
Preferred Stock	1,812,350	—	131	1,812,481
Warrants	—	10,516	51,850	62,366
Repurchase Agreement	—	11,100,000	—	11,100,000

Total	$1,812,350	$268,283,152	$8,721,047	$278,816,549

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

	U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes	Loans	Common Stock	Preferred Stock	Warrants
Balance as of 08/31/2010	$1,413,735	$0	$3,832,605	$576,943	$131	$0
Accrued discounts/premiums	2,240	—	48,959	—	—	—
Realized gain (loss)	(168,864)	—	(8,203)	—	—	(37,979)
Change in unrealized appreciation (depreciation)(1)	167,061	—	173,044	282,623	—	89,829
Net purchases (sales)	(580,738)	—	(793,409)	—	—	0
Transfers in and/or out of Level 3(2)	3,723,070	—	—	—	—	—

Balance as of 02/28/2011	$4,556,504	$0	$3,252,996	$859,566	$131	$51,850

(1)	The total change in unrealized appreciation (depreciation) included in the statement of operations attributable to level 3 investments still held at February 28, 2011 includes:

U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes	Loans	Common Stock	Preferred Stock	Warrants
$9,733	$—	$(158,567)	$282,623	$—	$51,850

(2)	The Fund’s policy is to recognize transfers in and transfers out as of the end of the reporting period.

See Notes to Financial Statements

VALIC Company II International Small Cap Equity Fund

PORTFOLIO PROFILE — February 28, 2011 (Unaudited)

Industry Allocation*

Banks — Commercial	4.5%
Electronic Components — Misc.	3.7
Exchange — Traded Funds	2.8
Diversified Manufacturing Operations	2.6
Insurance — Property/Casualty	2.5
Machinery — General Industrial	2.4
Distribution/Wholesale	2.1
Paper & Related Products	2.0
Semiconductor Equipment	1.8
Chemicals — Specialty	1.8
Diversified Operations	1.7
Transport — Services	1.7
Auto/Truck Parts & Equipment — Original	1.5
Audio/Video Products	1.5
Chemicals — Diversified	1.4
Electronic Components — Semiconductors	1.4
Oil Companies — Exploration & Production	1.4
Food — Misc.	1.4
Veterinary Products	1.3
Machinery — Electrical	1.2
Real Estate Operations & Development	1.2
Retail — Misc./Diversified	1.1
Entertainment Software	1.1
Repurchase Agreement	1.0
Advertising Services	1.0
Diversified Financial Services	1.0
Television	1.0
Airlines	1.0
Real Estate Management/Services	0.9
Insurance — Life/Health	0.9
Electronics — Military	0.9
Machinery — Material Handling	0.9
Rental Auto/Equipment	0.9
Investment Management/Advisor Services	0.8
Oil — Field Services	0.8
Building — Heavy Construction	0.8
Finance — Investment Banker/Broker	0.8
Building & Construction — Misc.	0.8
Transport — Marine	0.8
Auto — Cars/Light Trucks	0.8
Commercial Services	0.8
Security Services	0.7
Finance — Other Services	0.7
Appliances	0.7
Financial Guarantee Insurance	0.7
Electronic Measurement Instruments	0.6
Auto/Truck Parts & Equipment — Replacement	0.6
Home Furnishings	0.6
Publishing — Periodicals	0.6
Transport — Rail	0.6
Gold Mining	0.6
Engineering/R&D Services	0.6
Agricultural Operations	0.6
Telecom Services	0.6
Diagnostic Kits	0.6
Food — Retail	0.6
Building Products — Cement	0.5
E-Commerce/Services	0.5
Consumer Products — Misc.	0.5
Building — Residential/Commercial	0.5
Satellite Telecom	0.5
Internet Connectivity Services	0.5
Computers	0.5
Medical — Drugs	0.5
Housewares	0.5
Medical Products	0.5
Petrochemicals	0.5
Gas — Distribution	0.5
Hotels/Motels	0.5

Oil Field Machinery & Equipment	0.5
Leisure Products	0.5
E-Commerce/Products	0.5
Metal — Diversified	0.5
Commercial Services — Finance	0.5
Fisheries	0.5
Internet Content — Information/News	0.5
Retail — Discount	0.4
Motorcycle/Motor Scooter	0.4
Real Estate Investment Trusts	0.4
Building — Maintance & Services	0.4
Batteries/Battery Systems	0.4
Alternative Waste Technology	0.4
Recreational Vehicles	0.4
Gambling (Non-Hotel)	0.4
Tools — Hand Held	0.4
Electric Products — Misc.	0.4
Advanced Materials	0.4
Enterprise Software/Service	0.4
Consulting Services	0.3
Cosmetics & Toiletries	0.3
Cable/Satellite TV	0.3
Medical Labs & Testing Services	0.3
Machine Tools & Related Products	0.3
Photo Equipment & Supplies	0.3
Coatings/Paint	0.3
Containers — Paper/Plastic	0.3
Apparel Manufacturers	0.3
Multimedia	0.3
Transport — Truck	0.3
Aerospace/Defense	0.3
Retail — Apparel/Shoe	0.3
Computers — Periphery Equipment	0.3
Golf	0.3
Machinery — Construction & Mining	0.3
Machinery — Print Trade	0.3
Banks — Money Center	0.3
Building Products — Doors & Windows	0.3
Oil Refining & Marketing	0.3
Computers — Integrated Systems	0.3
Rubber/Plastic Products	0.3
Agricultural Chemicals	0.2
Pipelines	0.2
Extended Service Contracts	0.2
Food — Meat Products	0.2
Medical — Generic Drugs	0.2
Miscellaneous Manufacturing	0.2
Internet Infrastructure Software	0.2
Retail — Restaurants	0.2
Platinum	0.2
Finance — Credit Card	0.2
Public Thoroughfares	0.2
Medical Instruments	0.2
Optical Supplies	0.2
Retail — Catalog Shopping	0.2
Instruments — Controls	0.2
Electronic Connectors	0.2
Time Deposits	0.2
Lighting Products & Systems	0.2
Computer Services	0.2
Power Converter/Supply Equipment	0.2
Insurance — Multi-line	0.1
Schools	0.1
Internet Financial Services	0.1
Building Products — Air & Heating	0.1
E-Services/Consulting	0.1
Venture Capital	0.1
Transport — Equipment & Leasing	0.1
Mining Services	0.1

VALIC Company II International Small Cap Equity Fund

PORTFOLIO PROFILE — February 28, 2011 (Unaudited) — (continued)

Industry Allocation* (continued)

Brewery	0.1%
Semiconductor Components — Integrated Circuits	0.1
Retail — Hypermarkets	0.1
Finance — Leasing Companies	0.1
Wireless Equipment	0.1
Retail — Bookstores	0.1
Chemicals — Plastics	0.1
Metal Processors & Fabrication	0.1
Educational Software	0.1
Advertising Agencies	0.1
Publishing — Books	0.1
Building & Construction Products — Misc.	0.1
Electric — Integrated	0.1
Diversified Minerals	0.1
Funeral Services & Related Items	0.1
Medical Information Systems	0.1
Retail — Pawn Shops	0.1
Shipbuilding	0.1
Insurance — Reinsurance	0.1
Applications Software	0.1
Textile — Apparel	0.1
Web Portals/ISP	0.1
Retail — Pubs	0.1
Textile — Products	0.1
Tobacco	0.1
Industrial Audio & Video Products	0.1
Retail — Home Furnishings	0.1
Water	0.1
Computer Data Security	0.1
Beverages — Non-alcoholic	0.1
Capacitors	0.1
Internet Content — Entertainment	0.1
Travel Services	0.1

98.9%

Country Allocation*

Japan	23.0%
United Kingdom	13.0
France	8.5
South Korea	4.0
Ireland	3.7
Netherlands	3.5
Germany	3.0
Finland	3.0
Austria	2.6
Spain	2.6
Cayman Islands	2.5
Italy	2.4
Bermuda	2.3
United States	2.2
Sweden	2.1
Switzerland	2.1
Australia	1.8
Norway	1.5
Belgium	1.5
China	1.3
Taiwan	1.2
Jersey	1.2
Luxembourg	1.1
Brazil	1.1
Hong Kong	1.0
Indonesia	1.0
Denmark	1.0
Singapore	0.9
Portugal	0.6
Thailand	0.5
Philippines	0.4

Mexico	0.3
South Africa	0.3
Turkey	0.3
India	0.3
Cyprus	0.2
Russia	0.1
Canada	0.1
Malaysia	0.1
Papua New Guinea	0.1
Chile	0.1
Mauritius	0.1
Czech Republic	0.1
Isle of Man	0.1
Panama	0.1

98.9%

*	Calculated as a percentage of net assets

VALIC Company II International Small Cap Equity Fund

PORTFOLIO OF INVESTMENTS — February 28, 2011 (Unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCK — 93.8%
Australia — 1.8%
Billabong International, Ltd.(1)	179,178	$1,551,173
carsales.com.au, Ltd.(1)	204,583	1,050,229
Centamin Egypt, Ltd.†(1)	1,499,604	2,896,810
Dart Energy, Ltd.†(1)	188,774	196,516
Emeco Holdings, Ltd.(1)	1,739,674	2,055,700
Incitec Pivot, Ltd.(1)	205,750	926,154
Mineral Resources, Ltd.(1)	60,229	794,921
Navitas, Ltd.(1)	150,000	669,892
Transfield Services, Ltd.(1)	538,076	1,819,629
White Energy Co., Ltd. 2010 Performance Shares†(2)(4)	5,863	0
White Energy Co., Ltd. 2011 Performance Shares†(2)(4)	5,863	0

		11,961,024

Austria — 2.6%
Andritz AG(1)	36,772	3,107,899
Austria Technologie & Systemtechnik AG(1)	115,600	2,534,939
Conwert Immobilien Invest SE†(1)	211,217	3,526,188
Oesterreichische Post AG(1)	144,281	4,468,153
Schoeller-Bleckmann Oilfield Equipment AG(1)	38,340	3,268,820

		16,905,999

Belgium — 1.4%
Ackermans & van Haaren NV(1)	28,737	2,492,872
Barco NV†(1)	47,992	3,709,075
Nyrstar†(1)	190,319	2,582,670

		8,784,617

Bermuda — 2.3%
Aquarius Platinum, Ltd.(1)	121,128	808,859
China Gas Holdings, Ltd.(1)	4,358,000	1,637,156
China Yurun Food Group, Ltd.(1)	553,000	1,757,736
Digital China Holdings, Ltd.(1)	1,328,000	2,456,264
Hiscox, Ltd.(1)	77,017	479,535
Jardine Matheson Holdings, Ltd.(1)	35,600	1,643,996
Lancashire Holdings, Ltd.(1)	382,888	3,740,826
Midland Holdings, Ltd.(1)	670,000	549,444
Omega Insurance Holdings, Ltd.(1)	294,291	484,545
Peace Mark Holdings, Ltd.†(2)	686,000	0
Petra Diamonds, Ltd.†(1)	44,763	127,729
Skyworth Digital Holdings, Ltd.(1)	2,322,000	1,480,699

		15,166,789

Brazil — 0.8%
BR Properties SA	44,300	471,277
Cia Hering	32,800	489,496
EDP — Energias do Brasil SA	26,700	597,773
Estacio Participacoes SA	24,800	362,207
Even Construtora e Incorporadora SA	117,000	527,407
Iguatemi Empresa de Shopping Centers SA	20,400	441,767
Julio Simoes Logistica SA†	59,200	398,510
Multiplus SA†	27,000	466,553
Odontoprev SA	28,000	376,968
QGEP Participacoes SA†	29,100	379,360
Totvs SA	4,100	386,762

		4,898,080

British Virgin Islands — 0.0%
Playtech, Ltd.(1)	50,382	303,709

Canada — 0.1%
Alamos Gold, Inc.	18,500	316,473
C&C Energia, Ltd.†	29,500	405,054

		721,527

Security Description	Shares	Value (Note 2)

Cayman Islands — 2.5%
AAC Acoustic Technologies Holdings, Inc.(1)	1,238,000	$3,120,058
Agile Property Holdings, Ltd.(1)	1,388,000	1,756,128
ASM Pacific Technology, Ltd.(1)	135,100	1,797,118
Charm Communications, Inc. ADR†	58,074	662,044
China High Speed Transmission Equipment Group Co., Ltd.(1)	234,000	326,365
Coastal Energy Co.†(1)	29,878	211,316
Comba Telecom Systems Holdings, Ltd.(1)	685,920	723,662
Daphne International Holdings, Ltd.(1)	1,842,000	1,451,944
E-House China Holdings, Ltd. ADR	25,564	311,625
HKR International, Ltd.(1)	1,350,400	832,463
KWG Property Holding, Ltd.(1)	752,500	488,398
Lee & Man Paper Manufacturing, Ltd.(1)	1,539,000	1,005,711
NetEase.com, Inc. ADR†	10,900	508,485
Shanda Games, Ltd. ADR†	49,211	300,187
Shanda Interactive Entertainment, Ltd. ADR†	9,323	392,778
Shenguan Holdings Group, Ltd.(1)	1,240,000	1,536,082
SPG Land Holdings, Ltd.†(1)	1,518,025	762,215
Yingde Gases Group Co., Ltd.†(1)	220,000	156,797

		16,343,376

Chile — 0.1%
Cia Cervecerias Unidas SA	49,000	525,166

China — 1.3%
Shandong Chenming Paper Holdings, Ltd.(1)	574,500	472,424
Weichai Power Co., Ltd.(1)	613,800	4,104,110
Wumart Stores, Inc.(1)	356,000	743,678
Zhejiang Expressway Co., Ltd.(1)	818,000	739,319
Zhuzhou CSR Times Electric Co., Ltd.(1)	710,000	2,359,555

		8,419,086

Cyprus — 0.2%
Globaltrans Investment PLC GDR	71,100	1,208,700

Czech Republic — 0.1%
Philip Morris CR AS(1)	920	480,027

Denmark — 1.0%
Christian Hansen Holding A/S(1)	67,831	1,575,312
Tryg A/S(1)	91,524	4,761,301

		6,336,613

Finland — 3.0%
Cramo OYJ†(1)	107,505	3,238,125
Konecranes OYJ(1)	116,135	5,209,877
Neste Oil OYJ(1)	72,068	1,279,108
Pohjola Bank PLC(1)	363,033	4,971,400
UPM-Kymmene OYJ(1)	229,783	4,569,564

		19,268,074

France — 7.7%
Euler Hermes SA†(1)	47,001	4,444,731
Eutelsat Communications(1)	86,303	3,442,740
GameLoft SA†(1)	699,221	4,311,777
Groupe Eurotunnel SA†(1)	262,077	2,639,181
Guyenne et Gascogne SA(1)	18,534	2,388,604
Havas SA(1)	613,084	3,458,734
JCDecaux SA†(1)	99,027	3,196,712
Lagardere SCA(1)	45,828	2,062,606
Rhodia SA(1)	42,686	1,231,240
Rubis SA(1)	26,975	3,022,510
Safran SA(1)	93,782	3,339,911
SEB SA(1)	47,564	4,677,143
Thales SA(1)	51,688	1,958,087
UBISOFT Entertainment SA†(1)	239,902	2,660,386
Virbac SA(1)	44,655	6,817,622

		49,651,984

VALIC Company II International Small Cap Equity Fund

PORTFOLIO OF INVESTMENTS — February 28, 2011 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Germany — 2.5%
Aixtron SE(1)	63,051	$2,596,843
Bilfinger Berger AG(1)	30,702	2,573,627
Brenntag AG†(1)	26,502	2,769,926
CTS Eventim AG(1)	50,263	3,162,594
GEA Group AG(1)	118,258	3,653,773
Kabel Deutschland Holding AG†(1)	27,985	1,524,619

		16,281,382

Hong Kong — 1.0%
China Everbright International, Ltd.(1)	5,505,000	2,606,227
China Taiping Insurance Holdings Co., Ltd.†(1)	308,600	843,792
Hutchison Whampoa, Ltd.(1)	88,000	1,041,289
Lenovo Group, Ltd.(1)	2,968,000	1,795,425
Wharf Holdings, Ltd.(1)	58,000	381,355

		6,668,088

India — 0.3%
HDFC Bank, Ltd. ADR	7,600	1,118,036
United Phosphorus, Ltd.(1)	249,761	752,737

		1,870,773

Indonesia — 1.0%
PT AKR Corporindo Tbk(1)	2,572,392	456,665
PT BW Plantation Tbk(1)	22,300,000	2,645,529
PT Hexindo Adiperkasa Tbk(1)	1,769,000	1,375,979
PT Perusahaan Gas Negara(1)	681,500	275,604
PT United Tractors Tbk(1)	723,166	1,906,300

		6,660,077

Ireland — 3.2%
DCC PLC(Dublin)(1)	40,117	1,287,080
DCC PLC(London)(1)	233,893	7,530,204
FBD Holdings PLC(Dublin)(1)	505,758	5,482,825
FBD Holdings PLC(London)	20,000	209,752
Paddy Power PLC(1)	59,535	2,440,052
Smurfit Kappa Group PLC†(1)	286,608	3,505,402

		20,455,315

Isle of Man — 0.1%
Hansard Global PLC(1)	147,459	390,716

Italy — 2.4%
Amplifon SpA(1)	897,875	4,881,719
DiaSorin SpA(1)	69,167	3,115,100
Mediaset SpA(1)	298,621	1,919,628
Piaggio & C SpA(1)	842,944	2,747,028
Yoox SpA†(1)	239,027	3,162,336

		15,825,811

Japan — 23.0%
Accordia Golf Co., Ltd.(1)	2,287	1,918,475
Aica Kogyo Co., Ltd.(1)	130,900	1,781,655
Asahi Diamond Industrial Co., Ltd.(1)	125,000	2,425,774
Chugoku Marine Paints, Ltd.(1)	180,000	1,588,817
COOKPAD, Inc.(1)	17,400	454,027
Credit Saison Co., Ltd.(1)	64,900	1,273,741
Dai-ichi Seiko Co., Ltd.(1)	18,800	1,117,950
Daicel Chemical Industries, Ltd.(1)	96,000	658,950
Daiei, Inc.†(1)	476,900	1,942,856
Daiseki Co., Ltd.(1)	56,300	1,120,601
Daiwa Securities Group, Inc.(1)	509,000	2,749,795
Dena Co., Ltd.(1)	58,600	2,262,393
Digital Garage, Inc.†(1)	195	858,577
Disco Corp.(1)	7,600	537,989
Don Quijote Co., Ltd.(1)	56,900	1,983,325
Dowa Holdings Co., Ltd.(1)	84,000	592,551
Eiken Chemical Co., Ltd.(1)	35,000	445,717

Security Description	Shares	Value (Note 2)

Japan (continued)
en-japan, Inc.(1)	742	$1,239,475
EPS Co., Ltd.(1)	521	1,218,983
Exedy Corp.(1)	47,100	1,558,055
Ferrotec Corp.(1)	53,200	925,816
Foster Electric Co., Ltd.(1)	14,000	378,217
FP Corp.(1)	35,900	2,032,573
Fuji Machine Manufacturing Co., Ltd(1)	56,500	1,379,144
Fujimi, Inc.(1)	45,600	707,600
GS Yuasa Corp.(1)	106,000	765,948
Gunze, Ltd.(1)	120,000	516,512
Hajime Construction Co., Ltd.(1)	74,200	2,482,158
Harmonic Drive Systems, Inc.(1)	132	862,505
Hitachi High-Technologies Corp.(1)	19,300	449,963
Hoya Corp.(1)	122,300	2,927,057
IDEC Corp.(1)	35,900	354,441
Internet Initiative Japan, Inc.(1)	177	596,450
Jafco Co., Ltd.(1)	26,000	845,095
Japan Petroleum Exploration Co.(1)	18,000	883,791
Japan Steel Works, Ltd.(1)	98,000	1,025,588
JVC Kenwood Holdings, Inc.†(1)	548,600	3,019,435
Kadokawa Group Holdings, Inc.(1)	25,000	651,803
Kajima Corp.(1)	723,000	1,936,721
Kakaku.com, Inc.(1)	196	1,146,276
Kawasaki Kisen Kaisha, Ltd.(1)	675,000	2,948,647
Kenedix, Inc.†(1)	5,572	1,515,167
Komori Corp.(1)	177,900	1,901,202
Konica Minolta Holdings, Inc.(1)	239,000	2,201,158
Kureha Corp.(1)	192,000	1,034,664
Lintec Corp.(1)	41,200	1,171,198
M3, Inc.(1)	536	2,841,508
Mani, Inc.(1)	20,200	739,616
Mazda Motor Corp.(1)	1,220,000	3,146,222
Micronics Japan Co., Ltd.(1)	121,200	1,638,262
Mitsubishi UFJ Lease & Finance Co., Ltd.(1)	16,500	733,594
Mitsui O.S.K. Lines, Ltd.(1)	319,000	2,118,073
Mori Seiki Co., Ltd.(1)	171,900	2,207,863
Nabtesco Corp.(1)	84,100	1,999,739
Nichicon Corp.(1)	29,100	413,886
Nidec Copal Corp.(1)	54,600	822,819
Nihon M&A Center, Inc.(1)	227	1,379,089
Nippon Building Fund, Inc.(1)	111	1,164,712
Nippon Seiki Co., Ltd.(1)	26,000	347,217
Nippon Shinyaku Co., Ltd.(1)	45,000	592,887
Nipro Corp.(1)	33,500	707,534
Nissan Chemical Industries, Ltd.(1)	172,500	2,008,967
Nissen Holdings Co., Ltd.(1)	100,000	663,987
Nissha Printing Co., Ltd.(1)	42,400	1,085,473
Nomura Real Estate Holdings, Inc.(1)	42,000	853,321
NPC, Inc(1)	52,700	1,052,473
NTT Urban Development Corp.(1)	2,668	2,780,000
Ohara, Inc.(1)	78,300	1,021,833
Okuma Corp.†(1)	220,000	2,070,315
Osaka Securities Exchange Co., Ltd.(1)	140	763,899
Otsuka Corp.(1)	25,600	1,793,558
Park24 Co, Ltd.(1)	45,200	524,006
Pioneer Corp.†(1)	738,800	3,979,480
Resona Holdings, Inc.(1)	641,800	3,505,644
Rinnai Corp.(1)	16,100	987,752
Saint Marc Holdings Co., Ltd.(1)	28,900	1,315,654
Sanwa Holdings Corp.(1)	516,000	1,840,354
Sawai Pharmaceutical Co., Ltd.(1)	7,400	694,082
SBI Holdings, Inc.(1)	5,750	912,288
Senko Co., Ltd.(1)	122,000	414,131
Shimadzu Corp.(1)	87,000	773,056
Shin-Etsu Polymer Co., Ltd.(1)	67,600	431,263

VALIC Company II International Small Cap Equity Fund

PORTFOLIO OF INVESTMENTS — February 28, 2011 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Japan (continued)
Shinko Electric Industries Co., Ltd.(1)	204,800	$2,383,962
Star Micronics Co., Ltd.(1)	255,700	2,912,566
Sumco Corp.†(1)	138,800	2,538,124
Suruga Bank, Ltd.(1)	615,000	6,137,685
Sysmex Corp.(1)	6,400	415,371
Taiheiyo Cement Corp.†(1)	1,913,000	2,850,574
Taikisha, Ltd.(1)	35,000	637,426
Taiko Pharmaceutical Co., Ltd.(1)	18,500	229,299
Taiyo Ink Manufacturing Co., Ltd.(1)	39,600	1,320,677
Toda Kogyo Corp.(1)	96,000	1,010,167
Tokyo Seimitsu Co., Ltd.(1)	70,800	1,411,545
Tokyu Livable, Inc.(1)	86,600	1,047,715
Toshiba Machine Co., Ltd.(1)	325,000	1,949,782
Toshiba Plant Systems & Services Corp.(1)	76,000	1,036,552
TS Tech Co., Ltd.(1)	86,600	1,840,620
Union Tool Co.(1)	73,400	1,831,984
Ushio, Inc.(1)	50,000	1,029,290
Village Vanguard Co., Ltd.(1)	164	718,396
Yamaguchi Financial Group, Inc.(1)	73,000	757,228
Yamaha Motor Co., Ltd.†(1)	139,300	2,470,324
Yamatake Corp.(1)	38,600	979,795

		148,222,474

Jersey — 1.2%
Beazley PLC(1)	168,424	377,103
Charter International PLC(1)	222,591	2,745,151
United Business Media, Ltd.(1)	321,859	3,727,415
West China Cement, Ltd.†(1)	1,985,350	682,976

		7,532,645

Luxembourg — 0.3%
AZ Electronic Materials SA†(1)	21,872	107,040
GlobeOp Financial Services SA(1)	65,755	443,403
Subsea 7 SA(1)	65,748	1,691,182

		2,241,625

Malaysia — 0.1%
KNM Group BHD(1)	835,000	703,686

Mauritius — 0.1%
Golden Agri-Resources, Ltd.(1)	954,474	491,842

Mexico — 0.3%
Genomma Lab Internacional SAB de CV†	143,900	318,417
Industrias CH SAB de CV†	132,400	525,115
Mexichem SAB de CV	130,000	468,225
OHL Mexico SAB de CV†	286,000	519,893
Sare Holding SAB de CV, Class B†	1,453,000	356,572

		2,188,222

Netherlands — 3.5%
Aalberts Industries NV(1)	227,947	4,858,151
ASM International NV†(1)	169,920	6,882,425
Fugro NV(1)	8,401	707,502
Nutreco Holding NV(1)	25,793	1,908,608
SBM Offshore NV(1)	113,662	2,852,109
SNS REAAL NV(1)	365,350	1,891,884
TNT NV(1)	97,497	2,557,571
X5 Retail Group NV GDR†(1)	25,300	1,018,508

		22,676,758

Norway — 1.5%
Leroey Seafood Group ASA(1)	96,854	3,026,785
Orkla ASA(1)	275,640	2,513,916
SpareBank 1 SR Bank(1)	378,439	4,020,337

		9,561,038

Security Description	Shares	Value (Note 2)

Panama — 0.1%
Copa Holdings SA, Class A	7,300	$389,309

Papua New Guinea — 0.1%
New Britain Palm Oil, Ltd.†(1)	46,501	654,648

Philippines — 0.4%
Filinvest Land, Inc.†(1)	30,610,000	743,227
Metro Pacific Investments Corp.(1)	5,639,000	446,962
Security Bank Corp.(1)	618,040	1,107,551

		2,297,740

Portugal — 0.6%
Portucel Empresa Produtora de Pasta e Papel SA(1)	810,820	2,869,653
Zon Multimedia-Servicos de Telecomunicacoes e Multimedia SGPS SA(1)	147,396	772,827

		3,642,480

Russia — 0.1%
Pharmstandard GDR†	28,300	798,060

Singapore — 0.9%
Cambridge Industrial Trust(1)	1,858,480	746,991
Fortune Real Estate Investment Trust(1)	1,540,000	780,261
Goodpack, Ltd.(1)	549,000	842,748
SIA Engineering Co., Ltd.(1)	205,000	664,383
Venture Corp., Ltd.(1)	380,000	2,830,796

		5,865,179

South Africa — 0.3%
Aspen Pharmacare Holdings, Ltd.†(1)	85,300	999,025
Impala Platinum Holdings, Ltd.(1)	15,800	466,638
Truworths International, Ltd.(1)	54,700	500,923

		1,966,586

South Korea — 3.8%
Cheil Industries, Inc.(1)	28,519	3,045,940
Daegu Bank, Ltd.(1)	58,840	798,318
Glovis Co., Ltd.(1)	12,670	1,594,276
Hyundai Home Shopping Network Corp.(1)	9,132	757,262
Hyundai Mipo Dockyard Co., Ltd.(1)	3,588	552,647
Hyundai Mobis†(1)	13,992	3,274,324
Intelligent Digital Integrated Security(1)	33,905	478,936
KCC Corp.(1)	2,072	576,831
Korea Investment Holdings Co., Ltd.(1)	18,777	698,781
Korean Reinsurance Co.(1)	53,773	546,997
LG Chemical Co., Ltd.(1)	8,021	2,651,213
LG Fashion Corp.(1)	20,540	512,057
LG Household & Health Care, Ltd.(1)	7,164	2,273,371
OCI Materials Co., Ltd.(1)	12,969	1,194,636
Samsung Electronics Co., Ltd.(1)	1,992	1,637,241
Shinhan Financial Group Co., Ltd.(1)	17,430	729,376
SK Holdings Co., Ltd.(1)	4,662	549,536
Sungwoo Hitech Co., Ltd.(1)	189,975	2,639,347

		24,511,089

Spain — 2.6%
Antena 3 de Television SA(1)	372,128	3,609,454
Bankinter SA(1)	277,387	1,830,800
Bolsas y Mercados Espanoles(1)	41,283	1,257,385
International Consolidated Airlines Group SA†	445,612	1,622,165
Obrascon Huarte Lain SA(1)	142,754	4,744,740
Vueling Airlines SA†(1)	232,816	3,451,517

		16,516,061

Sweden — 2.1%
Duni AB(1)	327,186	3,387,287
Husqvarna AB, Class B(1)	434,873	3,494,557
Intrum Justitia AB(1)	207,391	3,031,423

VALIC Company II International Small Cap Equity Fund

PORTFOLIO OF INVESTMENTS — February 28, 2011 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Sweden (continued)
Nobia AB†(1)	378,451	$3,330,188
Securitas AB, Class B(1)	29,297	342,240

		13,585,695

Switzerland — 2.1%
Banque Cantonale Vaudoise(1)	5,054	2,809,119
Gategroup Holding AG†(1)	45,520	2,383,061
Partners Group Holding AG(1)	18,585	3,331,250
Sulzer AG(1)	32,228	5,004,927

		13,528,357

Taiwan — 1.2%
Advantech Co., Ltd.(1)	407,000	1,124,918
China Life Insurance Co., Ltd.(1)	738,562	708,870
Delta Electronics, Inc.(1)	144,000	601,269
Hon Hai Precision Industry Co., Ltd. GDR	82,208	611,627
Lumax International Corp., Ltd.(1)	322,000	618,341
Polaris Securities Co., Ltd.(1)	757,000	466,966
Powertech Technology, Inc.(1)	129,000	451,119
Simplo Technology Co., Ltd.(1)	124,760	818,802
St Shine Optical Co., Ltd.(1)	97,000	1,178,852
Wistron Corp.(1)	273,346	487,651
Yageo Corp.(1)	1,959,000	972,212

		8,040,627

Thailand — 0.5%
BEC World PCL(3)	573,100	627,926
Big C Supercenter PCL(3)	313,000	798,496
Kasikornbank PCL(1)	273,300	1,086,487
PTT Exploration & Production PCL(3)	73,300	431,529
TMB Bank PCL†(3)	7,125,500	531,354

		3,475,792

Turkey — 0.3%
Akfen Holding AS†(1)	62,000	397,006
Tofas Turk Otomobil Fabrikasi AS(1)	99,000	478,217
Turk Hava Yollari†(1)	244,300	684,308
Turkiye Sinai Kalkinma Bankasi AS(1)	195,600	321,597

		1,881,128

United Kingdom — 13.0%
Abbey Protection PLC(1)	222,241	293,519
Advanced Medical Solutions Group PLC†(1)	483,091	586,072
Afren PLC†(1)	131,587	342,371
Alternative Networks PLC(1)	146,180	467,355
Amlin PLC(1)	49,807	313,936
Aveva Group PLC(1)	17,097	443,011
Avocet Mining PLC†(1)	168,371	615,796
Axis-Shield PLC†(1)	66,174	340,975
Babcock International Group PLC(1)	207,190	1,889,308
Bellway PLC(1)	8,260	90,347
Brewin Dolphin Holdings PLC(1)	180,583	527,781
Britvic PLC(1)	73,018	432,950
Brooks MacDonald Group PLC(1)	8,989	158,145
BTG PLC†(1)	168,350	590,633
Carillion PLC(1)	91,625	559,933
Chemring Group PLC(1)	34,040	1,816,234
CPP Group PLC(1)	88,874	408,643
Croda International PLC(1)	185,989	4,788,492
CSR PLC†(1)	50,748	321,340
CVS Group PLC†(1)	180,774	282,856
Davis Service Group PLC(1)	40,471	316,882
Dechra Pharmaceuticals PLC(1)	131,358	1,083,514
Devro PLC(1)	142,821	610,556
Dignity PLC(1)	51,296	573,536
Diploma PLC(1)	108,514	485,076

Security Description	Shares	Value (Note 2)

United Kingdom (continued)
Domino Printing Sciences PLC(1)	94,673	$1,004,677
Dunelm Group PLC(1)	71,124	460,737
E2V Technologies PLC†(1)	174,211	320,288
EMIS Group PLC(1)	74,928	566,854
Euromoney Institutional Investor PLC(1)	11,599	131,599
Faroe Petroleum PLC†(1)	50,267	154,460
Fenner PLC(1)	266,865	1,378,614
Fidessa Group PLC(1)	20,291	544,080
Filtrona PLC(1)	145,998	713,342
G4S PLC(1)	862,126	3,688,500
Galiform PLC(1)	284,357	535,573
Gulfsands Petroleum PLC†(1)	97,597	499,218
H&T Group PLC(1)	115,740	553,359
Hargreaves Services PLC(1)	21,843	349,045
Hill & Smith Holdings PLC(1)	56,104	258,114
Holidaybreak PLC(1)	72,187	381,620
Homeserve PLC(1)	216,738	1,594,006
Hunting PLC(1)	26,276	340,107
IG Group Holdings PLC(1)	424,426	3,092,859
Immunodiagnostic Systems Holdings PLC(1)	24,424	331,142
International Personal Finance PLC(1)	831,228	4,494,594
IQE PLC†(1)	281,474	230,329
ITE Group PLC(1)	35,893	137,988
James Halstead PLC(1)	60,184	420,793
JD Wetherspoon PLC(1)	69,901	499,984
Jupiter Fund Management PLC†(1)	102,823	549,243
Laird PLC(1)	150,021	390,559
Latchways PLC	12,500	222,511
Mam Funds PLC†	199,268	113,379
Marston’s PLC(1)	167,481	268,402
May Gurney Integrated Services PLC(1)	189,341	790,519
Mears Group PLC(1)	156,251	784,121
Melrose PLC†(1)	180,480	891,376
Micro Focus International PLC(1)	114,793	528,937
Microgen PLC(1)	234,175	534,889
Millennium & Copthorne Hotels PLC(1)	351,743	3,296,811
Mitie Group PLC(1)	236,066	774,981
Monitise PLC†(1)	267,221	102,073
Morson Group PLC(1)	133,571	220,390
Mouchel Group PLC(1)	124,383	311,782
N Brown Group PLC(1)	117,250	511,729
Nanoco Group PLC†(1)	1,596,626	2,076,500
NCC Group PLC(1)	49,805	443,297
Northgate PLC†(1)	65,625	331,215
Pace PLC(1)	131,207	458,351
PayPoint PLC(1)	87,675	476,855
Phoenix IT Group, Ltd.(1)	131,635	502,761
Premier Oil PLC†(1)	128,765	4,366,372
PZ Cussons PLC(1)	49,207	278,782
Renishaw PLC(1)	12,049	303,742
RM PLC(1)	274,397	681,234
Rotork PLC(1)	18,862	545,628
RPC Group PLC(1)	23,527	96,078
RPS Group PLC(1)	60,951	197,469
RSM Tenon Group PLC(1)	263,491	194,846
RWS Holdings PLC(1)	93,357	531,376
Salamander Energy PLC†(1)	99,005	498,243
SDL PLC†(1)	49,286	511,042
Senior PLC(1)	240,961	587,122
Serco Group PLC(1)	92,494	818,609
Spectris PLC(1)	33,342	756,088
Spirax-Sarco Engineering PLC(1)	123,847	3,685,632
Spirent Communications PLC(1)	60,147	152,510
Sportingbet PLC(1)	47,990	35,391
St James’s Place PLC(1)	958,027	4,748,776

VALIC Company II International Small Cap Equity Fund

PORTFOLIO OF INVESTMENTS — February 28, 2011 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
United Kingdom (continued)
Staffline Group PLC(1)	25,637	$79,395
Sthree PLC(1)	32,806	223,356
Synergy Health PLC(1)	161,794	2,272,426
Telecity Group PLC†(1)	428,385	3,322,287
Ultra Electronics Holdings PLC(1)	18,241	509,945
Valiant Petroleum PLC†(1)	27,383	285,100
Victrex PLC(1)	15,775	335,156
Xchanging PLC(1)	52,335	47,733
YouGov PLC†(1)	211,761	172,600
Yule Catto & Co. PLC(1)	661,878	2,307,519

		84,146,281

United States — 0.3%
AsiaInfo-Linkage, Inc.†	67,340	1,370,369
Gran Tierra Energy, Inc.†	54,800	509,899

		1,880,268

Total Common Stock
(cost $505,610,681)		605,924,523

EXCHANGE - TRADED FUNDS — 2.8%
France — 0.8%
Lyxor ETF Eastern Europe(1)	44,473	1,322,872
Lyxor ETF Russia	67,000	3,481,917

		4,804,789

Ireland — 0.5%
iShares MSCI EM Latin America(1)	114,364	3,289,694

Luxembourg — 0.8%
db x-trackers — MSCI Emerging Latin America TRN Index ETF†	82,500	5,321,250

United States — 0.7%
iShares MSCI South Africa Index Fund	55,740	3,866,684
iShares MSCI Turkey Index Fund	13,617	800,271

		4,666,955

Total Exchange - Traded Funds
(cost $15,062,300)		18,082,688

PREFERRED STOCK — 1.0%
Brazil — 0.3%
Banco ABC Brasil SA	55,000	424,450
Contax Participacoes SA	28,500	481,338
Parana Banco SA	63,400	494,610
Suzano Papel e Celulose SA	39,400	336,503
Ultrapar Participacoes SA	13,200	207,782

		1,944,683

Germany — 0.5%
Jungheinrich AG(1)	80,966	3,247,150

South Korea — 0.2%
Hyundai Motor Co.(1)	19,237	1,074,256

Total Preferred Stock
(cost $5,355,922)		6,266,089

RIGHTS — 0.1%
Belgium — 0.1%
Nyrstar Expires 03/11/11 (strike price EUR 7.00)†	190,319	514,756

Hong Kong — 0.0%
Wharf Holdings, Ltd. Expires 03/11/11(strike price HKD 36.50)†	5,800	10,836

Total Rights
(cost $515,245)		525,592

Security Description	Principal Amount	Value (Note 2)

Total Long-Term Investment Securities
(cost $526,544,148)		$630,798,892

SHORT-TERM INVESTMENT SECURITIES — 0.2%
Time Deposits — 0.2%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 03/01/11 (cost $1,077,000)	$1,077,000	1,077,000

Repurchase Agreement — 1.0%
Agreement with State Street Bank and Trust Co., bearing interest at 0.01%, dated 02/28/11, to be repurchased 03/01/11 in the amount of $6,727,002 and collateralized by $6,820,000 of United States Treasury Notes bearing interest at 1.38%, due 05/15/13 and having an approximate value of $6,933,516 (cost $6,727,000)	6,727,000	6,727,000

TOTAL INVESTMENTS
(cost $534,348,148)(5)	98.9%	638,602,892
Other assets less liabilities	1.1	6,929,283

NET ASSETS —	100.0%	$645,532,175

†	Non-income producing security
(1)	Security was valued using fair value procedures at February 28, 2011. The aggregate value of these securities was $593,787,269 representing 92.0% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.
(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(3)	Fair valued security. Securities are classified as Level 2 based on the securities valuation inputs; see Note 2.
(4)	Illiquid security. At February 28, 2011, the aggregate value of these securities was $0 representing 0% of net assets.
(5)	See Note 5 for cost of investments on a tax basis.

ADR—American Depository Receipt

GDR—Global Depository Receipt

Currency Legend

EUR—Euro

HKD—Hong Kong Dollar

VALIC Company II International Small Cap Equity Fund

PORTFOLIO OF INVESTMENTS — February 28, 2011 (Unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2011 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
France	$—	$49,651,984	#	$—	$49,651,984
Japan	—	148,222,474	#	—	148,222,474
United Kingdom	335,890	83,810,391	#	—	84,146,281
Other Countries*	18,346,031	305,557,753	#	0	323,903,784
Exchange -Traded Funds	13,470,122	4,612,566	#	—	18,082,688
Preferred Stock	1,944,683	4,321,406	#	—	6,266,089
Rights	525,592	—		—	525,592
Short-Term Investment Securities:
Time Deposits	—	1,077,000		—	1,077,000
Repurchase Agreement	—	6,727,000		—	6,727,000

Total	$34,622,318	$603,980,574		$0	$638,602,892

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by country, please refer to the Portfolio of Investments.
#	Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these securities were classified as Level 2 instead of Level 1. The aggregate value of these securities was $593,787,269 representing 92.0% of net assets. See Note 2.

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

	Common Stock	Rights
Balance as of 08/31/2010	$119,134	$0
Accrued discounts/premiums	—	—
Realized gain (loss)	19,527	—
Change in unrealized appreciation (depreciation)(1)	(230,989)	—
Net purchases (sales)	849,590	(0)
Transfers in and/or (out) of Level 3(2)	(757,262)	—

Balance as of 02/28/2011	$0	$—

(1)	The total change in unrealized appreciation (depreciation) included in the statement of operations attributable to level 3 investments still held at February 28, 2011 includes:

Common Stock	Rights
$—	$—

(2)	The Fund’s policy is to recognize transfers in and transfers out as of the end of the reporting period.

See Note to Financial Statements

VALIC Company II Large Cap Value Fund

PORTFOLIO PROFILE— February 28, 2011 (Unaudited)

Industry Allocation*

Diversified Banking Institutions	8.6%
Oil Companies-Exploration & Production	8.5
Banks-Super Regional	6.1
Diversified Manufacturing Operations	5.2
Medical-Drugs	4.9
Multimedia	4.0
Oil-Field Services	3.0
Beverages-Non-alcoholic	2.5
Oil Companies-Integrated	2.4
Advertising Agencies	2.2
Wireless Equipment	2.0
Insurance-Life/Health	1.9
U.S. Government Treasuries	1.7
Medical Products	1.6
Medical-HMO	1.6
Enterprise Software/Service	1.6
Retail-Drug Store	1.5
Insurance Brokers	1.5
Investment Management/Advisor Services	1.5
Retail-Building Products	1.2
Telephone-Integrated	1.1
Chemicals-Diversified	1.1
Medical-Wholesale Drug Distribution	1.1
Auto/Truck Parts & Equipment-Original	1.0
Transport-Rail	1.0
Cruise Lines	0.9
Insurance-Multi-line	0.9
Oil Field Machinery & Equipment	0.9
Batteries/Battery Systems	0.9
Finance-Investment Banker/Broker	0.8
Aerospace/Defense-Equipment	0.8
Commercial Services-Finance	0.8
Instruments-Scientific	0.8
Food-Misc.	0.7
Retail-Apparel/Shoe	0.7
Machinery-Construction & Mining	0.7
Real Estate Investment Trusts	0.7
Medical-Biomedical/Gene	0.7
Coal	0.7
Insurance-Property/Casualty	0.7
Office Automation & Equipment	0.7
Electric-Integrated	0.7
Finance-Credit Card	0.7
Insurance-Reinsurance	0.7
Networking Products	0.7
Television	0.6
Retail-Discount	0.6
Building-Residential/Commercial	0.6
Computer Services	0.6
Metal-Copper	0.6
Medical Instruments	0.5
Cellular Telecom	0.5
Aerospace/Defense	0.5
Steel-Producers	0.5
Web Portals/ISP	0.5
Computers-Integrated Systems	0.5
Banks-Fiduciary	0.4
Engineering/R&D Services	0.4
Pipelines	0.4
Mining	0.4
Home Decoration Products	0.4
Retail-Office Supplies	0.4
Electronic Connectors	0.4
E-Commerce/Services	0.4
Power Converter/Supply Equipment	0.4
Building & Construction Products-Misc.	0.4
Tools-Hand Held	0.3

Telecom Equipment-Fiber Optics	0.3
Medical-Hospitals	0.3
Auto-Cars/Light Trucks	0.3
Industrial Gases	0.3
Applications Software	0.3
Banks-Commercial	0.3
Electronic Components-Semiconductors	0.3
Semiconductor Equipment	0.3
Internet Security	0.3
Food-Retail	0.2
Retail-Regional Department Stores	0.2
Computers	0.2
Cosmetics & Toiletries	0.2
Time Deposits	0.2
Brewery	0.2
Cable/Satellite TV	0.2
Electronic Forms	0.2
Retail-Consumer Electronics	0.2
Machinery-Farming	0.2
Medical Labs & Testing Services	0.2
Non-Hazardous Waste Disposal	0.2
X-Ray Equipment	0.1
Savings & Loans/Thrifts	0.1
Retail-Major Department Stores	0.1
Consumer Products-Misc.	0.1
Metal-Aluminum	0.1

99.9%

*	Calculated as a percentage of net assets

VALIC Company II Large Cap Value Fund

PORTFOLIO OF INVESTMENTS — February 28, 2011 (Unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCK — 98.0%
Advertising Agencies — 2.2%
Omnicom Group, Inc.	76,250	$3,881,125

Aerospace/Defense — 0.5%
General Dynamics Corp.	3,000	228,360
Raytheon Co.	6,500	332,865
Rockwell Collins, Inc.	4,500	289,980

		851,205

Aerospace/Defense-Equipment — 0.8%
United Technologies Corp.	17,000	1,420,180

Applications Software — 0.3%
Microsoft Corp.	22,200	590,076

Auto-Cars/Light Trucks — 0.3%
General Motors Co.†	17,896	600,053

Auto/Truck Parts & Equipment-Original — 1.0%
Johnson Controls, Inc.	43,520	1,775,616

Banks - Commercial — 0.3%
BB&T Corp.	7,000	193,200
M&T Bank Corp.	4,500	396,225

		589,425

Banks - Fiduciary — 0.4%
State Street Corp.	16,000	715,520

Banks - Super Regional — 6.1%
Capital One Financial Corp.	17,540	872,966
Comerica, Inc.	38,700	1,505,430
PNC Financial Services Group, Inc.	25,260	1,558,542
SunTrust Banks, Inc.	44,830	1,352,521
US Bancorp	33,300	923,409
Wells Fargo & Co.	135,760	4,379,617

		10,592,485

Batteries/Battery Systems — 0.9%
Energizer Holdings, Inc.†	22,310	1,490,977

Beverages - Non-alcoholic — 2.5%
Coca-Cola Co.	2,800	178,976
Dr Pepper Snapple Group, Inc.	36,310	1,309,339
PepsiCo, Inc.	45,220	2,867,852

		4,356,167

Brewery — 0.2%
Molson Coors Brewing Co., Class B	8,000	365,840

Building & Construction Products-Misc. — 0.4%
Owens Corning†	17,520	625,990

Building - Residential/Commercial — 0.6%
NVR, Inc.†	650	473,109
Toll Brothers, Inc.†	26,180	556,587

		1,029,696

Cable/Satellite TV — 0.2%
Comcast Corp., Class A	14,000	360,640

Cellular Telecom — 0.5%
Vodafone Group PLC ADR	31,000	887,220

Chemicals - Diversified — 1.1%
Celanese Corp., Series A	14,260	591,077
Dow Chemical Co.	33,720	1,253,035

		1,844,112

Coal — 0.7%
Alpha Natural Resources, Inc.†	10,980	595,336
Peabody Energy Corp.	9,560	626,084

		1,221,420

Security Description	Shares	Value (Note 2)

Commercial Services - Finance — 0.8%
Moody’s Corp.	21,070	$672,133
Visa, Inc., Class A	3,000	219,150
Western Union Co.	23,000	505,770

		1,397,053

Computer Services — 0.6%
Accenture PLC, Class A	6,200	319,176
International Business Machines Corp.	4,200	679,896

		999,072

Computers — 0.2%
Hewlett-Packard Co.	9,000	392,670

Computers - Integrated Systems — 0.5%
Teradata Corp.†	16,660	796,681

Consumer Products - Misc. — 0.1%
Kimberly-Clark Corp.	2,400	158,160

Cosmetics & Toiletries — 0.2%
Procter & Gamble Co.	6,200	390,910

Cruise Lines — 0.9%
Carnival Corp.	37,660	1,606,952

Diversified Banking Institutions — 8.6%
Bank of America Corp.	226,340	3,234,398
Citigroup, Inc.†	377,370	1,766,092
Goldman Sachs Group, Inc.	15,570	2,550,055
JPMorgan Chase & Co.	132,280	6,176,153
Morgan Stanley	39,590	1,175,031

		14,901,729

Diversified Manufacturing Operations — 5.2%
3M Co.	4,500	415,035
Dover Corp.	27,350	1,757,237
Eaton Corp.	8,200	908,396
General Electric Co.	218,690	4,574,995
Honeywell International, Inc.	10,850	628,324
Illinois Tool Works, Inc.	5,000	270,500
Tyco International, Ltd.	12,400	562,216

		9,116,703

E-Commerce/Services — 0.4%
eBay, Inc.†	18,890	632,909

Electric - Integrated — 0.7%
Entergy Corp.	3,900	277,680
NextEra Energy, Inc.	11,030	611,834
PPL Corp.	12,000	305,160

		1,194,674

Electronic Components-Semiconductors — 0.3%
Intel Corp.	23,000	493,810

Electronic Connectors — 0.4%
Thomas & Betts Corp.†	11,590	641,970

Electronic Forms — 0.2%
Adobe Systems, Inc.†	10,000	345,000

Engineering/R&D Services — 0.4%
KBR, Inc.	9,400	308,320
URS Corp.†	8,700	404,811

		713,131

Enterprise Software/Service — 1.6%
BMC Software, Inc.†	30,730	1,521,135
Oracle Corp.	36,680	1,206,772

		2,727,907

VALIC Company II Large Cap Value Fund

PORTFOLIO OF INVESTMENTS — February 28, 2011 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Finance - Credit Card — 0.7%
American Express Co.	12,820	$558,567
Discover Financial Services	28,500	619,875

		1,178,442

Finance - Investment Banker/Broker — 0.8%
TD Ameritrade Holding Corp.	65,560	1,429,208

Food - Misc. — 0.7%
ConAgra Foods, Inc.	18,000	416,880
General Mills, Inc.	4,000	148,560
Kellogg Co.	3,500	187,460
Unilever PLC ADR	16,700	495,990

		1,248,890

Food - Retail — 0.2%
Kroger Co.	19,000	435,100

Home Decoration Products — 0.4%
Newell Rubbermaid, Inc.	33,910	655,819

Industrial Gases — 0.3%
Air Products & Chemicals, Inc.	6,430	591,560

Instruments-Scientific — 0.8%
Thermo Fisher Scientific, Inc.†	23,490	1,311,212

Insurance Brokers — 1.5%
AON Corp.	26,100	1,373,904
Marsh & McLennan Cos., Inc.	42,380	1,290,047

		2,663,951

Insurance - Life/Health — 1.9%
Prudential Financial, Inc.	50,740	3,340,214

Insurance - Multi-line — 0.9%
Allstate Corp.	20,000	635,600
Genworth Financial, Inc., Class A†	70,280	929,804

		1,565,404

Insurance - Property/Casualty — 0.7%
Chubb Corp.	8,700	527,916
Progressive Corp.	13,000	270,790
Travelers Cos., Inc.	6,900	413,517

		1,212,223

Insurance - Reinsurance — 0.7%
Berkshire Hathaway, Inc., Class B†	4,700	410,216
Everest Re Group, Ltd.	3,800	336,870
PartnerRe, Ltd.	5,000	396,500

		1,143,586

Internet Security — 0.3%
Symantec Corp.†	25,000	450,750

Investment Management/Advisor Services — 1.5%
Ameriprise Financial, Inc.	30,570	1,935,692
Franklin Resources, Inc.	2,100	263,802
Invesco, Ltd.	16,000	429,440

		2,628,934

Machinery - Construction & Mining — 0.7%
Caterpillar, Inc.	12,060	1,241,336

Machinery-Farming — 0.2%
Deere & Co.	3,400	306,510

Medical Instruments — 0.5%
Beckman Coulter, Inc.	2,400	199,512
Medtronic, Inc.	9,000	359,280
St. Jude Medical, Inc.†	7,000	335,160

		893,952

Security Description	Shares	Value (Note 2)

Medical Labs & Testing Services — 0.2%
Laboratory Corp. of America Holdings†	3,400	$306,442

Medical Products — 1.6%
Baxter International, Inc.	10,340	549,571
Becton, Dickinson and Co.	5,500	440,000
Covidien PLC	8,000	411,600
Johnson & Johnson	5,700	350,208
Zimmer Holdings, Inc.†	17,620	1,098,431

		2,849,810

Medical - Biomedical/Gene — 0.7%
Amgen, Inc.†	21,750	1,116,427
Life Technologies Corp.†	2,000	106,740

		1,223,167

Medical - Drugs — 4.9%
Abbott Laboratories	11,300	543,530
Eli Lilly & Co.	5,000	172,800
Merck & Co., Inc.	63,530	2,069,172
Novartis AG ADR	7,000	393,890
Pfizer, Inc.	273,650	5,265,026

		8,444,418

Medical - HMO — 1.6%
CIGNA Corp.	22,160	932,271
UnitedHealth Group, Inc.	36,520	1,555,022
WellPoint, Inc.†	4,400	292,468

		2,779,761

Medical - Hospitals — 0.3%
Universal Health Services, Inc., Class B	13,270	606,572

Medical-Wholesale Drug Distribution — 1.1%
McKesson Corp.	23,210	1,840,089

Metal-Aluminum — 0.1%
Alcoa, Inc.	7,500	126,375

Metal-Copper — 0.6%
Freeport-McMoRan Copper & Gold, Inc.	18,130	959,984

Mining — 0.4%
Goldcorp, Inc.	14,200	678,902

Multimedia — 4.0%
News Corp., Class A	87,330	1,516,922
Time Warner, Inc.	61,350	2,343,570
Viacom, Inc., Class B	25,880	1,155,801
Walt Disney Co.	42,700	1,867,698

		6,883,991

Networking Products — 0.7%
Cisco Systems, Inc.†	61,090	1,133,830

Non-Hazardous Waste Disposal — 0.2%
Republic Services, Inc.	9,600	284,256

Office Automation & Equipment — 0.7%
Pitney Bowes, Inc.	47,870	1,205,367

Oil Companies - Exploration & Production — 8.5%
Anadarko Petroleum Corp.	28,940	2,368,160
Apache Corp.	1,700	211,854
Comstock Resources, Inc.†	4,500	119,475
Devon Energy Corp.	5,800	530,352
EOG Resources, Inc.	22,360	2,511,252
EQT Corp.	5,000	246,500
Forest Oil Corp.†	5,300	188,097
Noble Energy, Inc.	4,700	435,502
Occidental Petroleum Corp.	60,750	6,194,677
QEP Resources, Inc.	40,550	1,603,753

VALIC Company II Large Cap Value Fund

PORTFOLIO OF INVESTMENTS — February 28, 2011 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Oil Companies - Exploration & Production (continued)
Southwestern Energy Co.†	7,000	$276,360
Ultra Petroleum Corp.†	2,700	122,445

		14,808,427

Oil Companies - Integrated — 2.4%
Exxon Mobil Corp.	39,700	3,395,541
Hess Corp.	4,400	382,932
Marathon Oil Corp.	9,500	471,200

		4,249,673

Oil Field Machinery & Equipment — 0.9%
Cameron International Corp.†	21,130	1,249,417
National Oilwell Varco, Inc.	3,400	270,538

		1,519,955

Oil-Field Services — 3.0%
Schlumberger, Ltd.	55,730	5,206,297

Pipelines — 0.4%
Enterprise Product Partners LP	3,600	156,960
Kinder Morgan, Inc.†	17,200	524,600

		681,560

Power Converter/Supply Equipment — 0.4%
Hubbell, Inc., Class B	9,370	632,569

Real Estate Investment Trusts — 0.7%
Boston Properties, Inc.	3,000	287,760
Equity Residential	2,300	126,753
Public Storage	2,200	246,950
Simon Property Group, Inc.	1,700	187,068
Weyerhaeuser Co.	16,000	390,560

		1,239,091

Retail - Apparel/Shoe — 0.7%
Gap, Inc.	20,400	459,612
Guess?, Inc.	17,280	782,611

		1,242,223

Retail - Building Products — 1.2%
Home Depot, Inc.	45,120	1,690,646
Lowe’s Cos., Inc.	14,400	376,848

		2,067,494

Retail - Consumer Electronics — 0.2%
Best Buy Co., Inc.	10,500	338,520

Retail - Discount — 0.6%
Target Corp.	5,400	283,770
Wal-Mart Stores, Inc.	15,100	784,898

		1,068,668

Retail - Drug Store — 1.5%
CVS Caremark Corp.	61,920	2,047,075
Walgreen Co.	14,810	641,866

		2,688,941

Retail - Major Department Stores — 0.1%
TJX Cos., Inc.	4,200	209,454

Retail - Office Supplies — 0.4%
Staples, Inc.	30,570	651,141

Retail - Regional Department Stores — 0.2%
Kohl’s Corp.†	8,000	431,120

Retail - Restaurants — 0.0%
McDonald’s Corp.	1,100	83,248

Security Description	Shares/ Principal Amount	Value (Note 2)

Savings & Loans/Thrifts — 0.1%
People’s United Financial, Inc.	17,200	$226,696

Semiconductor Equipment — 0.3%
Applied Materials, Inc.	27,700	455,111

Steel-Producers — 0.5%
United States Steel Corp.	14,440	830,156

Telecom Equipment-Fiber Optics — 0.3%
Corning, Inc.	26,320	606,939

Telephone - Integrated — 1.1%
AT&T, Inc.	34,200	970,596
CenturyLink, Inc.	13,500	555,930
Verizon Communications, Inc.	11,800	435,656

		1,962,182

Television — 0.6%
CBS Corp., Class B	45,580	1,087,539

Tools - Hand Held — 0.3%
Stanley Black & Decker, Inc.	8,040	609,673

Transport - Rail — 1.0%
Kansas City Southern†	6,600	355,344
Union Pacific Corp.	13,680	1,305,209

		1,660,553

Web Portals/ISP — 0.5%
AOL, Inc.†	39,140	816,852

Wireless Equipment — 2.0%
QUALCOMM, Inc.	57,120	3,403,210

X-Ray Equipment — 0.1%
Hologic, Inc.†	12,900	260,322

Total Long-Term Investment Securities
(cost $141,719,955)		170,364,747

SHORT-TERM INVESTMENT SECURITIES — 1.9%
Time Deposits — 0.2%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 03/01/11	$370,000	370,000

U.S. Government Treasuries — 1.7%
Federal Home Loan Bank Disc. Notes 0.07% due 03/01/11	2,900,000	2,900,000

Total Short-Term Investment Securities
(cost $3,270,000)		3,270,000

TOTAL INVESTMENTS
(cost $144,989,955)(1)	99.9%	173,634,747
Other assets less liabilities	0.1	253,289

NET ASSETS —	100.0%	$173,888,036

†	Non-income producing security
(1)	See Note 5 for cost of investment on a tax basis.

ADR—American Depository Receipt

VALIC Company II Large Cap Value Fund

PORTFOLIO OF INVESTMENTS — February 28, 2011 (Unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2011 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Banks-Super Regional	$10,592,485	$—	$—	$10,592,485
Diversified Banking Instituitions	14,901,729	—	—	14,901,729
Diversified Manufacturing Operations	9,116,703	—	—	9,116,703
Oil Companies-Exploration & Production	14,808,427	—	—	14,808,427
Other Industries*	120,945,403	—	—	120,945,403
Short-Term Investment Securities:
Time Deposits	—	370,000	—	370,000
U.S. Government Treasuries	—	2,900,000	—	2,900,000

Total	$170,364,747	$3,270,000	$—	$173,634,747

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

See Notes to Financial Statements

VALIC Company II Mid Cap Growth Fund

PORTFOLIO PROFILE — February 28, 2011 (Unaudited)

Industry Allocation*

Repurchase Agreements	4.8%
Applications Software	4.0
Medical — Biomedical/Gene	3.8
Oil Companies — Exploration & Production	3.5
Electronic Components — Semiconductors	3.0
Investment Management/Advisor Services	2.5
Semiconductor Components — Integrated Circuits	2.1
Vitamins & Nutrition Products	1.8
Agricultural Chemicals	1.7
Auto/Truck Parts & Equipment — Original	1.7
Medical Labs & Testing Services	1.7
Commercial Services — Finance	1.7
E-Commerce/Services	1.7
Computer Services	1.5
Engines — Internal Combustion	1.5
Oil Field Machinery & Equipment	1.4
Metal — Iron	1.4
Home Furnishings	1.4
Commercial Services	1.4
Retail — Major Department Stores	1.4
Transactional Software	1.3
Rubber — Tires	1.3
Chemicals — Diversified	1.3
Internet Infrastructure Software	1.3
Computers — Integrated Systems	1.2
Computers — Memory Devices	1.2
Distribution/Wholesale	1.1
Medical — Wholesale Drug Distribution	1.1
Coal	1.1
Transport — Services	1.0
Medical — Generic Drugs	1.0
Containers — Metal/Glass	1.0
Networking Products	1.0
Electronic Measurement Instruments	1.0
Apparel Manufacturers	1.0
Retail — Apparel/Shoe	1.0
Pharmacy Services	1.0
Electric Products — Misc.	1.0
Electronic Components — Misc.	0.9
Transport — Rail	0.9
Medical Information Systems	0.8
Food — Retail	0.8
Machinery — Construction & Mining	0.8
Gold Mining	0.8
Enterprise Software/Service	0.8
Instruments — Controls	0.8
Engineering/R&D Services	0.8
Theaters	0.8
Coffee	0.8
Medical Products	0.7
Computer Aided Design	0.7
Entertainment Software	0.7
Medical — HMO	0.7
Retirement/Aged Care	0.7
Chemicals — Specialty	0.7
Internet Content — Information/News	0.7
Transport — Air Freight	0.7
Metal Processors & Fabrication	0.7
Appliances	0.6
Filtration/Separation Products	0.6
Metal — Diversified	0.6
Finance — Credit Card	0.6
Retail — Discount	0.6
Retail — Sporting Goods	0.6
Machinery — Electrical	0.6
Medical Instruments	0.6
Casino Services	0.6
Electric — Transmission	0.6
Finance — Other Services	0.6

Machinery — Farming	0.6
Television	0.6
Steel — Producers	0.6
Savings & Loans/Thrifts	0.6
Transport — Marine	0.6
Casino Hotels	0.6
Real Estate Management/Services	0.6
Hotels/Motels	0.6
Intimate Apparel	0.5
Cosmetics & Toiletries	0.5
Advertising Sales	0.5
Telecom Equipment — Fiber Optics	0.5
Retail — Restaurants	0.5
Rental Auto/Equipment	0.5
Decision Support Software	0.5
Auto — Heavy Duty Trucks	0.5
Retail — Automobile	0.5
Cruise Lines	0.5
Motorcycle/Motor Scooter	0.5
Oil — Field Services	0.5
Hazardous Waste Disposal	0.5
Human Resources	0.5
Retail — Jewelry	0.4
Food — Misc.	0.4
Airlines	0.4
Aerospace/Defense — Equipment	0.4
Diagnostic Equipment	0.4
Schools	0.3
Therapeutics	0.3

100.2%

*	Calculated as a percentage of net assets

VALIC Company II Mid Cap Growth Fund

PORTFOLIO OF INVESTMENTS — February 28, 2011 (Unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCK — 95.4%
Advertising Sales — 0.5%
Lamar Advertising Co., Class A†	23,630	$916,135

Aerospace/Defense - Equipment — 0.4%
BE Aerospace, Inc.†	21,480	724,306

Agricultural Chemicals — 1.7%
CF Industries Holdings, Inc.	21,320	3,012,090

Airlines — 0.4%
United Continental Holdings, Inc.†	30,970	744,519

Apparel Manufacturers — 1.0%
Coach, Inc.	30,490	1,674,511

Appliances — 0.6%
Whirlpool Corp.	13,330	1,099,725

Applications Software — 4.0%
Citrix Systems, Inc.†	24,810	1,740,670
Intuit, Inc.†	23,280	1,224,062
Red Hat, Inc.†	56,630	2,337,686
Salesforce.com, Inc.†	12,280	1,624,276

		6,926,694

Auto - Heavy Duty Trucks — 0.5%
Navistar International Corp.†	14,020	868,960

Auto/Truck Parts & Equipment - Original — 1.7%
Autoliv, Inc.	16,060	1,202,733
Lear Corp.†	16,720	1,768,976

		2,971,709

Casino Hotels — 0.6%
Wynn Resorts, Ltd.	7,850	965,000

Casino Services — 0.6%
Bally Technologies, Inc.†	26,460	1,022,150

Chemicals - Diversified — 1.3%
Celanese Corp., Series A	30,180	1,250,961
Solutia, Inc.†	41,860	971,571

		2,222,532

Chemicals - Specialty — 0.7%
Cabot Corp.	28,580	1,236,371

Coal — 1.1%
Consol Energy, Inc.	17,580	891,482
Walter Energy, Inc.	8,120	982,601

		1,874,083

Coffee — 0.8%
Green Mountain Coffee Roasters, Inc.†	31,800	1,296,804

Commercial Services — 1.4%
Alliance Data Systems Corp.†	31,050	2,444,877

Commercial Services - Finance — 1.7%
Moody’s Corp.	51,280	1,635,832
Western Union Co.	57,590	1,266,404

		2,902,236

Computer Aided Design — 0.7%
Autodesk, Inc.†	30,360	1,276,638

Computer Services — 1.5%
Cognizant Technology Solutions Corp., Class A†	15,940	1,225,308
IHS, Inc., Class A†	15,810	1,323,297

		2,548,605

Security Description	Shares	Value (Note 2)

Computers - Integrated Systems — 1.2%
Riverbed Technology, Inc.†	22,880	$944,715
Teradata Corp.†	24,690	1,180,676

		2,125,391

Computers - Memory Devices — 1.2%
NetApp, Inc.†	40,250	2,079,315

Containers - Metal/Glass — 1.0%
Crown Holdings, Inc.†	45,090	1,735,063

Cosmetics & Toiletries — 0.5%
Estee Lauder Cos., Inc., Class A	9,940	938,435

Cruise Lines — 0.5%
Royal Caribbean Cruises, Ltd.†	19,550	856,095

Decision Support Software — 0.5%
MSCI, Inc., Class A†	24,510	870,105

Diagnostic Equipment — 0.4%
Gen-Probe, Inc.†	11,190	703,627

Distribution/Wholesale — 1.1%
Fastenal Co.	16,510	1,025,766
Fossil, Inc.†	12,040	923,950

		1,949,716

E - Commerce/Services — 1.7%
NetFlix, Inc.†	3,080	636,544
priceline.com, Inc.†	4,950	2,246,706

		2,883,250

Electric Products - Misc. — 1.0%
AMETEK, Inc.	39,195	1,644,230

Electric - Transmission — 0.6%
ITC Holdings Corp.	14,890	1,020,709

Electronic Components - Misc. — 0.9%
Gentex Corp.	52,780	1,598,178

Electronic Components- Semiconductors — 3.0%
Altera Corp.	25,910	1,084,593
Rovi Corp.†	46,970	2,603,077
Skyworks Solutions, Inc.†	43,430	1,560,874

		5,248,544

Electronic Measurement Instruments — 1.0%
Agilent Technologies, Inc.†	40,250	1,693,720

Engineering/R&D Services — 0.8%
McDermott International, Inc.†	57,350	1,316,182

Engines - Internal Combustion — 1.5%
Cummins, Inc.	24,900	2,517,888

Enterprise Software/Service — 0.8%
Concur Technologies, Inc.†	25,960	1,350,699

Entertainment Software — 0.7%
Electronic Arts, Inc.†	67,740	1,273,512

Filtration/Separation Products — 0.6%
Pall Corp.	19,850	1,079,046

Finance - Credit Card — 0.6%
Discover Financial Services	49,350	1,073,362

Finance - Other Services — 0.6%
IntercontinentalExchange, Inc.†	7,920	1,015,344

Food - Misc. — 0.4%
H.J. Heinz Co.	15,290	767,864

Food - Retail — 0.8%
Whole Foods Market, Inc.	24,330	1,424,765

VALIC Company II Mid Cap Growth Fund

PORTFOLIO OF INVESTMENTS — February 28, 2011 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Gold Mining — 0.8%
Agnico-Eagle Mines, Ltd.	19,890	$1,399,261

Hazardous Waste Disposal — 0.5%
Stericycle, Inc.†	9,730	840,867

Home Furnishings — 1.4%
Tempur-Pedic International, Inc.†	52,150	2,447,921

Hotel/Motels — 0.6%
Starwood Hotels & Resorts Worldwide, Inc.	15,600	953,160

Human Resources — 0.5%
Manpower, Inc.	12,420	788,670

Instruments - Controls — 0.8%
Sensata Technologies Holding NV†	40,250	1,332,275

Internet Content - Information/News — 0.7%
WebMD Health Corp.†	20,320	1,178,560

Internet Infrastructure Software — 1.3%
Akamai Technologies, Inc.†	21,180	794,885
TIBCO Software, Inc.†	57,500	1,415,650

		2,210,535

Intimate Apparel — 0.5%
Warnaco Group, Inc.†	16,050	942,295

Investment Management/Advisor Services — 2.5%
Affiliated Managers Group, Inc.†	24,380	2,602,565
T. Rowe Price Group, Inc.	24,500	1,641,010

		4,243,575

Machinery - Construction & Mining — 0.8%
Joy Global, Inc.	14,550	1,416,879

Machinery - Electrical — 0.6%
Regal-Beloit Corp.	14,340	1,046,103

Machinery - Farming — 0.6%
AGCO Corp.†	18,360	1,005,761

Medical Information Systems — 0.8%
Cerner Corp.†	14,340	1,440,453

Medical Instruments — 0.6%
Intuitive Surgical, Inc.†	3,180	1,042,881

Medical Labs & Testing Services — 1.7%
ICON PLC ADR†	56,260	1,119,011
Laboratory Corp. of America Holdings†	19,820	1,786,377

		2,905,388

Medical Products — 0.7%
Hospira, Inc.†	24,180	1,277,913

Medical - Biomedical/Gene — 3.8%
Alexion Pharmaceuticals, Inc.†	14,500	1,396,060
Dendreon Corp.†	35,650	1,197,484
Human Genome Sciences, Inc.†	35,800	896,074
Illumina, Inc.†	19,660	1,364,404
Life Technologies Corp.†	33,360	1,780,423

		6,634,445

Medical - Generic Drugs — 1.0%
Watson Pharmaceuticals, Inc.†	32,210	1,803,438

Medical - HMO — 0.7%
CIGNA Corp.	29,500	1,241,065

Medical - Wholesale Drug Distribution — 1.1%
AmerisourceBergen Corp.	49,440	1,874,270

Metal Processors & Fabrication — 0.7%
Precision Castparts Corp.	7,940	1,125,495

Security Description	Shares	Value (Note 2)

Metal - Diversified — 0.6%
HudBay Minerals, Inc	62,210	$1,078,934

Metal - Iron — 1.4%
Cliffs Natural Resources, Inc.	25,570	2,482,080

Motorcycle/Motor Scooter — 0.5%
Harley-Davidson, Inc.	20,800	849,056

Networking Products — 1.0%
Acme Packet, Inc.†	12,400	932,976
LogMeIn, Inc.†	21,450	769,840

		1,702,816

Oil Companies - Exploration & Production — 3.5%
Concho Resources, Inc.†	19,820	2,111,227
Continental Resources, Inc.†	16,780	1,166,713
Denbury Resources, Inc.†	42,820	1,037,529
Range Resources Corp.	17,500	950,250
Southwestern Energy Co.†	22,040	870,139

		6,135,858

Oil Field Machinery & Equipment — 1.4%
Cameron International Corp.†	42,370	2,505,338

Oil - Field Services — 0.5%
Weatherford International, Ltd.†	35,110	848,960

Pharmacy Services — 1.0%
Express Scripts, Inc.†	29,350	1,650,057

Real Estate Management/Services — 0.6%
Jones Lang LaSalle, Inc.	9,750	959,595

Rental Auto/Equipment — 0.5%
Hertz Global Holdings, Inc.†	57,480	874,271

Retail - Apparel/Shoe — 1.0%
Lululemon Athletica, Inc.†	21,330	1,654,995

Retail - Automobile — 0.5%
CarMax, Inc.†	24,280	858,784

Retail - Discount — 0.6%
Big Lots, Inc.†	26,010	1,067,190

Retail - Jewelry — 0.4%
Tiffany & Co.	12,610	776,146

Retail - Major Department Stores — 1.4%
Nordstrom, Inc.	27,690	1,253,249
TJX Cos., Inc.	23,170	1,155,488

		2,408,737

Retail - Restaurants — 0.5%
Panera Bread Co., Class A†	7,550	881,463

Retail - Sporting Goods — 0.6%
Dick’s Sporting Goods, Inc.†	28,640	1,063,690

Retirement/Aged Care — 0.7%
Brookdale Senior Living, Inc.†	46,020	1,237,478

Rubber - Tires — 1.3%
Cooper Tire & Rubber Co.	45,040	1,056,638
Goodyear Tire & Rubber Co.†	83,680	1,186,583

		2,243,221

Savings & Loans/Thrifts — 0.6%
BankUnited, Inc.†	34,430	976,090

Schools — 0.3%
Grand Canyon Education, Inc.†	31,427	505,346

VALIC Company II Mid Cap Growth Fund

PORTFOLIO OF INVESTMENTS — February 28, 2011 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Semiconductor Components - Integrated Circuits — 2.1%
Atmel Corp.†	182,390	$2,677,485
Linear Technology Corp.	27,670	956,275

		3,633,760

Steel - Producers — 0.6%
Steel Dynamics, Inc.	53,380	985,395

Telecom Equipment - Fiber Optics — 0.5%
JDS Uniphase Corp.†	35,930	886,393

Television — 0.6%
CBS Corp., Class B	41,460	989,236

Theaters — 0.8%
Cinemark Holdings, Inc.	64,850	1,302,188

Therapeutics — 0.3%
Onyx Pharmaceuticals, Inc.†	13,360	470,806

Transactional Software — 1.3%
Solera Holdings, Inc.	16,980	867,338
VeriFone Systems, Inc.†	31,960	1,452,263

		2,319,601

Transport - Air Freight — 0.7%
Atlas Air Worldwide Holdings, Inc.†	16,550	1,130,034

Transport - Marine — 0.6%
Tidewater, Inc.	15,580	969,232

Transport - Rail — 0.9%
Kansas City Southern†	28,260	1,521,518

Security Description	Shares/ Principal Amount	Value (Note 2)

Transport - Services — 1.0%
C.H. Robinson Worldwide, Inc.	13,400	$970,026
Expeditors International of Washington, Inc.	17,650	843,670

		1,813,696

Vitamins & Nutrition Products — 1.8%
Herbalife, Ltd.	27,570	2,161,764
Mead Johnson Nutrition Co.	16,870	1,009,669

		3,171,433

Total Long-Term Investment Securities
(cost $143,080,162)		164,997,592

REPURCHASE AGREEMENT — 4.8%
Agreement with State Street Bank and Trust Co., bearing interest at 0.01%, dated 02/28/11, to be repurchased 03/01/11 in the amount of $8,372,002 and collateralized by $8,630,000 of United States Treasury Bills, bearing interest at 0.07%, due 05/26/11 and having an approximate value of $8,625,685 (cost $8,372,000)	$8,372,000	8,372,000

TOTAL INVESTMENTS
(cost $151,452,162)(1)	100.2%	173,369,592
Liabilities in excess of other assets	(0.2)	(333,319)

NET ASSETS —	100.0%	$173,036,273

†	Non-income producing security
(1)	See Note 5 for cost of investments on a tax basis.

ADR—American Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2011 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock	$164,997,592	$—	$—	$164,997,592
Repurchase Agreement	—	8,372,000	—	8,372,000

Total	$164,997,592	$8,372,000	$—	$173,369,592

See Notes to Financial Statements

VALIC Company II Mid Cap Value Fund

PORTFOLIO PROFILE — February 28, 2011 (Unaudited)

Industry Allocation*

Oil Companies — Exploration & Production	5.8%
Diversified Manufacturing Operations	5.5
Electric — Integrated	5.5
Insurance — Life/Health	3.5
Banks — Super Regional	3.4
Real Estate Investment Trusts	3.3
Investment Management/Advisor Services	2.9
Insurance — Reinsurance	2.9
Containers — Metal/Glass	2.2
Chemicals — Diversified	2.1
Electronic Parts Distribution	2.1
Agricultural Chemicals	2.1
Gas — Distribution	1.8
Banks — Commercial	1.8
Finance — Investment Banker/Broker	1.7
Medical — HMO	1.7
Retail — Apparel/Shoe	1.6
Building — Residential/Commercial	1.6
Electronic Components — Semiconductors	1.6
Real Estate Operations & Development	1.5
Coal	1.5
Commercial Services	1.5
Pipelines	1.3
Enterprise Software/Service	1.3
Telecom Services	1.3
Medical — Drugs	1.2
Aerospace/Defense	1.2
Engineering/R&D Services	1.1
Semiconductor Equipment	1.1
Agricultural Operations	1.0
Electronic Connectors	1.0
Machinery — Farming	1.0
Medical — Wholesale Drug Distribution	1.0
Airlines	0.9
Chemicals — Specialty	0.8
Food — Misc.	0.8
Transport — Marine	0.8
Power Converter/Supply Equipment	0.8
Machinery — Construction & Mining	0.8
Insurance — Property/Casualty	0.8
Electronic Components — Misc.	0.8
Television	0.8
Metal — Aluminum	0.8
Auto/Truck Parts & Equipment — Original	0.8
Oil Field Machinery & Equipment	0.8
Aerospace/Defense — Equipment	0.7
Savings & Loans/Thrifts	0.7
Medical — Biomedical/Gene	0.7
Repurchase Agreements	0.7
Office Automation & Equipment	0.7
Insurance — Multi — line	0.7
Oil Refining & Marketing	0.7
Hotels/Motels	0.7
Toys	0.7
Medical — Generic Drugs	0.6
Hospital Beds/Equipment	0.6
Advertising Agencies	0.6
Human Resources	0.6
Brewery	0.6
Beverages — Non-alcoholic	0.6
Forestry	0.6
Electric Products — Misc.	0.6
Time Deposits	0.6
Food — Confectionery	0.6
Telephone — Integrated	0.6
Cable/Satellite TV	0.5
Building & Construction Products — Misc.	0.5
Retirement/Aged Care	0.5
Cruise Lines	0.5

Seismic Data Collection	0.5
Oil & Gas Drilling	0.5
Medical — Hospitals	0.5
Casino Services	0.4
Schools	0.4
Building & Construction — Misc.	0.4
Medical Instruments	0.4
Transport — Truck	0.3
Food — Meat Products	0.3
Sugar	0.3
Investment Companies	0.3
Finance — Credit Card	0.3
Semiconductor Components — Integrated Circuits	0.2
Machinery — General Industrial	0.2

99.7%

*	Calculated as a percentage of net assets

VALIC Company II Mid Cap Value Fund

PORTFOLIO OF INVESTMENTS — February 28, 2011 (Unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCK — 98.4%
Advertising Agencies — 0.6%
Interpublic Group of Cos., Inc.†	293,798	$3,878,134

Aerospace/Defense — 1.2%
Esterline Technologies Corp.†	46,900	3,356,633
Teledyne Technologies, Inc.†	76,600	4,011,542

		7,368,175

Aerospace/Defense - Equipment — 0.7%
Goodrich Corp.	53,331	4,598,732

Agricultural Chemicals — 2.1%
CF Industries Holdings, Inc.	70,069	9,899,348
Incitec Pivot, Ltd.(1)	681,336	3,066,937

		12,966,285

Agricultural Operations — 1.0%
Bunge, Ltd.	60,659	4,377,760
China Agri-Industries Holdings, Ltd.(1)	1,967,000	2,000,944

		6,378,704

Airlines — 0.9%
Delta Air Lines, Inc.†	494,654	5,559,911

Auto/Truck Parts & Equipment - Original — 0.8%
Autoliv, Inc.	34,321	2,570,300
Dana Holding Corp.†	114,629	2,164,195

		4,734,495

Banks - Commercial — 1.8%
BOK Financial Corp.	40,322	2,070,535
East West Bancorp, Inc.	84,437	1,960,627
First Midwest Bancorp, Inc.	119,529	1,442,715
Popular, Inc.†	1,385,766	4,503,739
Umpqua Holdings Corp.	102,300	1,170,312

		11,147,928

Banks - Super Regional — 3.4%
Comerica, Inc.	154,318	6,002,970
Fifth Third Bancorp	314,462	4,591,145
Huntington Bancshares, Inc.	806,704	5,517,855
SunTrust Banks, Inc.	165,120	4,981,671

		21,093,641

Beverages - Non-alcoholic — 0.6%
Dr Pepper Snapple Group, Inc.	98,983	3,569,327

Brewery — 0.6%
Molson Coors Brewing Co., Class B	78,400	3,585,232

Building & Construction Products - Misc. — 0.5%
Louisiana-Pacific Corp.†	322,100	3,324,072

Building & Construction - Misc. — 0.4%
Multiplan Empreendimentos Imobiliarios SA	120,500	2,350,902

Building - Residential/Commercial — 1.6%
KB Home	135,967	1,801,563
MDC Holdings, Inc.	155,700	4,087,125
Toll Brothers, Inc.†	195,200	4,149,952

		10,038,640

Cable/Satellite TV — 0.5%
Cablevision Systems Corp., Class A	90,792	3,345,685

Casino Services — 0.4%
International Game Technology	157,203	2,587,561

Chemicals - Diversified — 2.1%
Celanese Corp., Series A	93,649	3,881,751
FMC Corp.	63,400	4,909,696
PPG Industries, Inc.	53,135	4,696,071

		13,487,518

Security Description	Shares	Value (Note 2)

Chemicals - Specialty — 0.8%
Methanex Corp.	182,600	$5,313,660

Coal — 1.5%
Alpha Natural Resources, Inc.†	35,692	1,935,220
Consol Energy, Inc.	67,700	3,433,067
Walter Energy, Inc.	34,271	4,147,134

		9,515,421

Commercial Services — 1.5%
PHH Corp.†	378,100	9,331,508

Containers - Metal/Glass — 2.2%
Crown Holdings, Inc.†	76,175	2,931,214
Greif, Inc., Class A	59,800	3,866,668
Owens-Illinois, Inc.†	148,100	4,515,569
Rexam PLC(1)	464,776	2,761,289

		14,074,740

Cruise Lines — 0.5%
Royal Caribbean Cruises, Ltd.†	75,390	3,301,328

Diversified Manufacturing Operations — 5.5%
Barnes Group, Inc.	241,200	5,132,736
Dover Corp.	146,076	9,385,383
Eaton Corp.	39,962	4,426,991
Pentair, Inc.	151,800	5,628,744
Textron, Inc.	364,903	9,885,222

		34,459,076

Electric Products-Misc. — 0.6%
AMETEK, Inc.	84,950	3,563,653

Electric-Integrated — 5.5%
CMS Energy Corp.	175,966	3,389,105
DPL, Inc.	125,496	3,265,406
Northeast Utilities	185,300	6,307,612
NV Energy, Inc.	438,500	6,441,565
OGE Energy Corp.	72,856	3,504,374
Public Service Enterprise Group, Inc.	95,551	3,124,518
Westar Energy, Inc.	132,600	3,447,600
Wisconsin Energy Corp.	83,836	4,963,091

		34,443,271

Electronic Components - Misc. — 0.8%
Flextronics International, Ltd.†	268,162	2,169,431
Kingboard Laminates Holdings, Ltd.(1)	3,120,500	2,786,006

		4,955,437

Electronic Components-Semiconductors — 1.6%
Avago Technologies, Ltd.	104,700	3,558,753
Micron Technology, Inc.†	183,320	2,040,351
ON Semiconductor Corp.†	371,365	4,140,720

		9,739,824

Electronic Connectors — 1.0%
Thomas & Betts Corp.†	113,900	6,308,921

Electronic Parts Distribution — 2.1%
Arrow Electronics, Inc.†	244,092	9,568,406
Avnet, Inc.†	109,832	3,757,353

		13,325,759

Engineering/R&D Services — 1.1%
Fluor Corp.	58,159	4,115,331
URS Corp.†	65,975	3,069,817

		7,185,148

Enterprise Software/Service — 1.3%
BMC Software, Inc.†	165,974	8,215,713

VALIC Company II Mid Cap Value Fund

PORTFOLIO OF INVESTMENTS — February 28, 2011 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Finance - Credit Card — 0.3%
Discover Financial Services	72,872	$1,584,966

Finance - Investment Banker/Broker — 1.7%
Lazard, Ltd., Class A	82,239	3,618,516
TD Ameritrade Holding Corp.	325,513	7,096,183

		10,714,699

Finance - Other Services — 0.0%
Solar Cayman Ltd.†*(2)(3)(4)	120,200	52,888

Food - Confectionery — 0.6%
J.M. Smucker Co.	51,619	3,553,452

Food-Meat Products — 0.3%
Maple Leaf Foods, Inc.	179,600	2,175,793

Food-Misc. — 0.8%
Corn Products International, Inc.	76,058	3,713,151
PureCircle, Ltd.†(1)	654,245	1,585,566

		5,298,717

Forestry — 0.6%
Sino-Forest Corp.†*	84,300	1,883,746
Sino-Forest Corp.†	75,300	1,682,634

		3,566,380

Gas - Distribution — 1.8%
CenterPoint Energy, Inc.	177,673	2,817,894
Energen Corp.	69,622	4,253,904
UGI Corp.	129,816	4,139,832

		11,211,630

Hospital Beds/Equipment — 0.6%
Hill-Rom Holdings, Inc.	106,707	4,062,335

Hotel/Motels — 0.7%
Wyndham Worldwide Corp.	132,900	4,157,112

Human Resources — 0.6%
Manpower, Inc.	58,003	3,683,190

Insurance - Life/Health — 3.5%
Lincoln National Corp.	178,181	5,651,901
Principal Financial Group, Inc.	139,300	4,772,418
StanCorp Financial Group, Inc.	22,800	1,048,800
Unum Group	388,767	10,313,989

		21,787,108

Insurance - Multi-line — 0.7%
Hartford Financial Services Group, Inc.	147,546	4,367,362

Insurance - Property/Casualty — 0.8%
Arch Capital Group, Ltd.†	22,889	2,071,454
Fidelity National Financial, Inc., Class A	208,400	2,886,340

		4,957,794

Insurance - Reinsurance — 2.9%
Everest Re Group, Ltd.	51,444	4,560,511
PartnerRe, Ltd.	32,761	2,597,947
Platinum Underwriters Holdings, Ltd.	81,355	3,392,503
Reinsurance Group of America, Inc.	126,959	7,667,054

		18,218,015

Investment Companies — 0.3%
Solar Capital, Ltd.	73,626	1,803,837

Investment Management/Advisor Services — 2.9%
Affiliated Managers Group, Inc.†	40,576	4,331,488
Ameriprise Financial, Inc.	87,405	5,534,485
Invesco, Ltd.	321,563	8,630,751

		18,496,724

Security Description	Shares	Value (Note 2)

Machinery - Construction & Mining — 0.8%
Terex Corp.†	154,588	$5,217,345

Machinery - Farming — 1.0%
AGCO Corp.†	115,124	6,306,493

Machinery-General Industrial — 0.2%
Babcock & Wilcox Co.†	32,711	1,104,650

Medical Instruments — 0.4%
St. Jude Medical, Inc.†	48,839	2,338,411

Medical-Biomedical/Gene — 0.7%
Charles River Laboratories International, Inc.†	52,619	1,917,436
Life Technologies Corp.†	48,596	2,593,569

		4,511,005

Medical - Drugs — 1.2%
Almirall SA(1)	202,235	2,318,262
Endo Pharmaceuticals Holdings, Inc.†	79,485	2,823,307
UCB SA(1)	673	25,041
Valeant Pharmaceuticals International, Inc.	66,766	2,675,982

		7,842,592

Medical - Generic Drugs — 0.6%
Impax Laboratories, Inc.†	197,715	4,070,952

Medical-HMO — 1.7%
CIGNA Corp.	252,738	10,632,688

Medical - Hospitals — 0.5%
Universal Health Services, Inc., Class B	66,265	3,028,973

Medical-Wholesale Drug Distribution — 1.0%
AmerisourceBergen Corp.	161,000	6,103,510

Metal-Aluminum — 0.8%
Alcoa, Inc.	285,089	4,803,750

Office Automation & Equipment — 0.7%
Xerox Corp.	411,633	4,425,055

Oil & Gas Drilling — 0.5%
Ensco PLC ADR	56,300	3,158,430

Oil Companies - Exploration & Production — 5.8%
Cabot Oil & Gas Corp.	85,100	3,885,666
Cimarex Energy Co.	26,175	3,039,703
Cobalt International Energy, Inc.†	130,800	2,048,328
Concho Resources, Inc.†	29,099	3,099,625
Japan Petroleum Exploration Co.(1)	61,900	3,039,257
Newfield Exploration Co.†	112,825	8,212,532
Pioneer Natural Resources Co.	45,140	4,619,628
Plains Exploration & Production Co.†	97,945	3,836,506
Quicksilver Resources, Inc.†	142,900	2,213,521
Whiting Petroleum Corp.†	34,386	2,246,781

		36,241,547

Oil Field Machinery & Equipment — 0.8%
Cameron International Corp.†	80,060	4,733,948

Oil Refining & Marketing — 0.7%
Frontier Oil Corp.	93,440	2,606,976
Valero Energy Corp.	56,453	1,590,846

		4,197,822

Pipelines — 1.3%
Oneok, Inc.	63,980	4,131,189
Williams Cos., Inc.	140,557	4,267,310

		8,398,499

Power Converter/Supply Equipment — 0.8%
Hubbell, Inc., Class B	77,900	5,259,029

VALIC Company II Mid Cap Value Fund

PORTFOLIO OF INVESTMENTS — February 28, 2011 (Unaudited) — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

COMMON STOCK (continued)
Real Estate Investment Trusts — 3.3%
American Assets Trust, Inc.†	32,100	$692,076
AvalonBay Communities, Inc.	23,040	2,788,531
Boston Properties, Inc.	36,095	3,462,232
Duke Realty Corp.	249,400	3,509,058
Federal Realty Investment Trust	37,849	3,186,129
Plum Creek Timber Co., Inc.	98,800	4,145,648
Ventas, Inc.	49,283	2,731,264

		20,514,938

Real Estate Operations & Development — 1.5%
BR Properties SA	609,600	6,485,106
Forest City Enterprises, Inc., Class A†	84,024	1,588,054
Iguatemi Empresa de Shopping Centers SA	76,200	1,650,130

		9,723,290

Retail - Apparel/Shoe — 1.6%
American Eagle Outfitters, Inc.	79,100	1,214,185
AnnTaylor Stores Corp.†	84,800	1,968,208
Foot Locker, Inc.	114,973	2,284,514
Ross Stores, Inc.	65,500	4,718,620

		10,185,527

Retirement/Aged Care — 0.5%
Brookdale Senior Living, Inc.†	123,492	3,320,700

Savings & Loans/Thrifts — 0.7%
BankUnited, Inc.†	110,867	3,143,079
Beneficial Mutual Bancorp, Inc.†	159,804	1,438,236

		4,581,315

Schools — 0.4%
DeVry, Inc.	43,400	2,354,450

Seismic Data Collection — 0.5%
Compagnie Generale de Geophysique-Veritas ADR†	87,800	3,260,014

Semiconductor Components-Integrated Circuits — 0.2%
Linear Technology Corp.	40,800	1,410,048

Semiconductor Equipment — 1.1%
Varian Semiconductor Equipment Associates, Inc.†	138,650	6,614,991

Sugar — 0.3%
Cosan, Ltd., Class A	140,800	1,937,408

Telecom Services — 1.3%
Virgin Media, Inc.	296,800	8,084,832

Telephone-Integrated — 0.6%
Windstream Corp.	279,946	3,510,523

Television — 0.8%
CBS Corp., Class B	203,044	4,844,630

Toys — 0.7%
Mattel, Inc.	163,300	4,092,298

Transport - Marine — 0.8%
Frontline, Ltd.	42,526	1,147,777
Overseas Shipholding Group, Inc.	63,700	2,150,512
Tidewater, Inc.	31,522	1,960,983

		5,259,272

Transport - Truck — 0.3%
Swift Transporation Co.†	152,000	2,191,840

Total Long-Term Investment Securities
(cost $503,723,317)		617,701,178

SHORT-TERM INVESTMENT SECURITIES — 0.6%
Time Deposits — 0.6%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 03/01/11 (cost $3,563,000)	$3,563,000	3,563,000

Security Description	Principal Amount	Value (Note 2)

REPURCHASE AGREEMENT — 0.7%
Agreement with State Street Bank and Trust Co., bearing interest at 0.01%, dated 02/28/11, to be repurchased 03/01/11 in the amount of $4,442,001 and collateralized by $4,580,000 of United States Treasury Bills bearing interest at 0.07% due 05/26/11 and having an approximate value of $4,577,710. (cost $4,442,000)	$4,442,000	$4,442,000

TOTAL INVESTMENTS
(cost $511,728,317)(5)	99.7%	625,706,178
Other assets less liabilities	0.3	1,673,368

NET ASSETS —	100.0%	$627,379,546

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 28, 2011, the aggregate value of these securities was $1,936,634 representing 0.3% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Security was valued using fair value procedures at February 28, 2011. The aggregate value of these securities was $17,583,302 representing 2.8% of net assets. Securities are classified as Level 2 disclosure based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.
(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(3)	Consists of more than one type of securities traded together as a unit.
(4)	Illiquid security. At February 28, 2011, the aggregate value of these securities was $52,888 representing 0.0% of net assets.
(5)	See Note 5 for cost of investments on a tax basis.

ADR — American Depository Receipt

VALIC Company II Mid Cap Value Fund

PORTFOLIO OF INVESTMENTS — February 28, 2011 (Unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2011 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Diversified Manufacturing Operations	$34,459,076	$—		$—	$34,459,076
Electric-Integrated	34,443,271	—		—	34,443,271
Oil Companies-Exploration & Production	33,202,290	3,039,257	#	—	36,241,547
Other Industries*	497,960,351	14,544,045	#	52,888	512,557,284
Short-Term Investment Securities:
Time Deposits	—	3,563,000		—	3,563,000
Repurchase Agreement	—	4,442,000		—	4,442,000

Total	$600,064,988	$25,588,302		$52,888	$625,706,178

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.
#	Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these securities were classified as Level 2 instead of Level 1. The aggregate value of these securities was $17,583,302 representing 2.8% of net assets. See Note 2.

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

Common Stock
Balance as of 08/31/2010	$52,888
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)(1)	—
Net purchases (sales)	—
Transfers in and/or out of Level 3	—

Balance as of 02/28/2011	$52,888

(1)	The total change in unrealized appreciation (depreciation) included in the statement of operations attributable to level 3 investments still held at February 28, 2011 includes:

Common Stock
$—

See Notes to Financial Statements

VALIC Company II Moderate Growth Lifestyle Fund

PORTFOLIO PROFILE — February 28, 2011 (Unaudited)

Industry Allocation*

Domestic Equity Investment Companies	50.9%
Fixed Income Investment Companies	40.0
Real Estate Investment Companies	4.9
International Equity Investment Companies	4.1

99.9%

*	Calculated as a percentage of net assets

VALIC Company II Moderate Growth Lifestyle Fund

PORTFOLIO OF INVESTMENTS — February 28, 2011 (Unaudited)

Security Description	Shares	Value (Note 2)

AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) — 99.9%
Domestic Equity Investment Companies — 50.9%
VALIC Co. I Blue Chip Growth Fund	1,015,961	$11,246,689
VALIC Co. I Mid Cap Strategic Growth Fund	812,410	10,309,486
VALIC Co. I Science & Technology Fund	530,156	9,192,904
VALIC Co. I Small Cap Special Values Fund	1,275,093	12,113,382
VALIC Co. I Stock Index Fund	1,000,656	26,267,228
VALIC Co. I Value Fund	1,001,309	10,133,243
VALIC Co. II Capital Appreciation Fund	736,334	7,466,424
VALIC Co. II Mid Cap Value Fund	1,147,515	20,391,348
VALIC Co. II Small Cap Growth Fund†	513,861	7,440,713
VALIC Co. II Small Cap Value Fund	1,085,644	15,524,716

Total Domestic Equity Investment Companies
(cost $97,607,485)		130,086,133

Fixed Income Investment Companies — 40.0%
VALIC Co. II Core Bond Fund	3,591,151	38,066,200
VALIC Co. II High Yield Bond Fund	4,054,354	30,326,567
VALIC Co. II Strategic Bond Fund	3,036,399	33,825,485

Total Fixed Income Investment Companies
(cost $94,021,711)		102,218,252

Security Description	Shares	Value (Note 2)

International Equity Investment Companies — 4.1%
VALIC Co. I Foreign Value Fund	335,097	$3,320,809
VALIC Co. I International Equities Fund	1,048,206	7,106,838

Total International Equity Investment Companies
(cost $8,561,913)		10,427,647

Real Estate Investment Companies — 4.9%
VALIC Co. I Global Real Estate Fund (cost $8,904,694)	1,442,402	12,505,621

TOTAL INVESTMENTS
(cost $209,095,803)(2)	99.9%	255,237,653
Other assets less liabilities	0.1	180,833

NET ASSETS —	100.0%	$255,418,486

†	Non-income producing security
#	The Moderate Growth Lifestyle Fund invests in various VALIC Company I or VALIC Company II Funds, some of which are not presented in this report. Additional information on the underlying funds including such fund’s prospectuses and shareholder reports is available at our website, www.valic.com.
(1)	See Note 3
(2)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2011 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Affiliated Registered Investment Companies:
Domestic Equity Investment Companies	$130,086,133	$—	$—	$130,086,133
Fixed Income Investment Companies	102,218,252	—	—	102,218,252
International Equity Investment Companies	10,427,647	—	—	10,427,647
Real Estate Investment Companies	12,505,621	—	—	12,505,621

Total	$255,237,653	$—	$—	$255,237,653

See Notes to Financial Statements

VALIC Company II Money Market II Fund

PORTFOLIO PROFILE — February 28, 2011 (Unaudited)

Industry Allocation*

U.S. Government Agencies	44.2%
Commercial Banks	17.8
Repurchase Agreements	12.3
U.S. Government Treasuries	10.9
Finance — Investment Banker/Broker	4.6
Diversified Banking Institution	2.8
Money Center Banks	2.5
Fiduciary Banks	2.1
Super — Regional Banks	1.7
Diversified Financial Services	1.0

99.9%

Weighted Average Days to Maturity	40.1

Credit Quality@#

A-1	100.0%

*	Calculated as a percentage of net assets
@	Source: Standard & Poors.
#	Calculated as a percentage of total debt issues.

VALIC Company II Money Market II Fund

PORTFOLIO OF INVESTMENTS — February 28, 2011 (Unaudited)

Security Description	Principal Amount	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 87.6%
Certificates of Deposit — 15.2%
Barclays Bank PLC 0.25% due 04/04/11	$3,300,000	$3,300,000
Credit Agricole 0.25% due 03/28/11	3,330,000	3,330,000
Deutsche Bank AG FRS 0.34% due 07/08/11	3,300,000	3,300,000
Rabobank Nederland NV 0.29% due 03/24/11	3,320,000	3,320,046
Rabobank Nederland NV 0.34% due 03/16/11	3,000,000	3,000,012
Royal Bank of Canada FRS 0.26% due 03/23/11	3,520,000	3,520,000
Royal Bank of Canada FRS 0.34% due 09/14/11	3,400,000	3,400,000
Svenska Handelsbanken 0.28% due 05/25/11	3,330,000	3,330,000
UBS AG Stamford CT 0.27% due 04/06/11	3,300,000	3,300,000

Total Certificates of Deposit
(amortized cost $29,800,058)		29,800,058

Commercial Paper — 13.5%
Barclays US Funding Corp. 0.13% due 03/01/11	5,000,000	5,000,000
BNP Paribas Finance, Inc. 0.17% due 03/01/11	5,000,000	5,000,000
BNP Paribas Finance, Inc. 0.18% due 03/01/11	4,000,000	4,000,000
JPMorgan Chase & Co. 0.22% due 03/07/11	3,300,000	3,299,879
State Street Corp. 0.25% due 03/08/11	3,500,000	3,499,830
State Street Corp. 0.26% due 05/19/11	670,000	669,618
UBS Finance Delaware LLC 0.16% due 03/01/11	5,000,000	5,000,000

Total Commercial Paper
(amortized cost $26,469,327)		26,469,327

Medium Term Notes — 1.0%
General Electric Capital Corp. FRS FDIC Guar. Notes 0.38% due 03/11/11	700,000	700,029
General Electric Capital Corp. Senior Notes 0.38% due 04/28/11	1,000,000	1,000,156
General Electric Capital Corp. FDIC Guar. Notes 1.80% due 03/11/11	250,000	250,111

Total Medium Term Notes
(amortized cost $1,950,296)		1,950,296

U.S. Corporate Bonds & Notes — 2.8%
Bank of America NA FRS Senior Notes 0.34% due 08/22/11	3,350,000	3,350,000
Morgan Stanley FRS FDIC Guar. Notes 0.88% due 03/04/11	2,200,000	2,200,132

Total U.S. Corporate Bonds & Notes
(amortized cost $5,550,132)		5,550,132

U.S. Government Agencies — 44.2%
Federal Farm Credit Bank 0.23% due 08/11/11	1,500,000	1,498,438
2.99% due 03/02/15	4,000,000	4,002,229

Security Description	Principal Amount	Value (Note 2)

U.S. Government Agencies (continued)
Federal Farm Credit Bank FRS
0.23% due 03/27/12	$2,650,000	$2,649,717
Federal Home Loan Bank
0.12% due 03/23/11	5,000,000	4,999,633
0.17% due 03/11/11	1,750,000	1,749,917
0.17% due 08/15/11	1,750,000	1,748,620
0.18% due 03/09/11	660,000	659,974
0.19% due 05/12/11	3,200,000	3,199,862
0.27% due 09/19/11	1,090,000	1,088,349
0.41% due 03/17/11	2,160,000	2,159,606
0.75% due 03/25/11	750,000	750,275
Federal Home Loan Bank FRS
0.17% due 08/01/11	600,000	599,758
0.17% due 08/01/11	2,750,000	2,749,631
0.17% due 08/12/11	4,000,000	3,998,911
0.19% due 02/17/12	3,200,000	3,198,396
0.21% due 09/23/11	3,500,000	3,499,804
0.22% due 09/15/11	770,000	769,844
0.28% due 01/12/12	6,500,000	6,500,000
0.29% due 01/20/12	3,280,000	3,279,709
0.30% due 12/15/11	3,430,000	3,430,000
Federal Home Loan Mtg. Corp. 0.17% due 08/10/11	1,330,000	1,328,983
0.18% due 08/23/11	660,000	659,422
0.19% due 04/01/11	3,000,000	2,999,509
0.19% due 04/18/11	1,250,000	1,249,683
0.20% due 05/24/11	500,000	499,764
0.20% due 06/21/11	1,250,000	1,249,222
0.20% due 06/22/11	500,000	499,686
0.20% due 07/07/11	1,330,000	1,329,054
0.20% due 07/11/11	3,300,000	3,297,580
0.20% due 07/19/11	1,980,000	1,978,460
0.20% due 07/27/11	1,950,000	1,948,397
0.22% due 07/26/11	2,250,000	2,247,979
0.24% due 08/03/11	950,000	949,018
0.25% due 06/01/11	1,100,000	1,099,297
Federal Home Loan Mtg. Corp. FRS
0.22% due 08/10/12	3,510,000	3,508,730
0.35% due 04/07/11	3,500,000	3,499,964
Federal National Mtg. Assoc.
0.28% due 03/01/11	2,230,000	2,230,000
Federal National Mtg. Assoc. FRS
0.16% due 07/27/11	3,300,000	3,299,732

Total U.S. Government Agencies
(amortized cost $86,407,153)		86,407,153

U.S. Government Treasuries — 10.9%
United States Treasury Bills 0.17% due 04/21/11	4,020,000	4,019,032
0.19% due 03/10/11	2,880,000	2,879,867
0.19% due 03/17/11	500,000	499,958
0.20% due 06/30/11	3,380,000	3,377,784
0.20% due 07/28/11	750,000	749,379
0.21% due 06/02/11	2,000,000	1,998,915
0.21% due 07/28/11	1,300,000	1,298,897
0.23% due 09/22/11	2,650,000	2,646,605
0.24% due 09/22/11	1,250,000	1,248,277
United States Treasury Notes 0.88% due 04/30/11	2,500,000	2,502,930

Total U.S. Government Treasuries
(amortized cost $21,221,644)		21,221,644

Total Short-Term Investment Securities — 87.6%
(amortized cost $171,398,610)		171,398,610

VALIC Company II Money Market II Fund

PORTFOLIO OF INVESTMENTS — February 28, 2011 (Unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

REPURCHASE AGREEMENTS — 12.3%
State Street Bank and Trust Co. Joint Repurchase Agreement(1)	$9,366,000	$9,366,000
UBS Securities LLC Joint Repurchase Agreement(1)	14,606,000	14,606,000

Total Repurchase Agreements
(amortized cost $23,972,000)		23,972,000

TOTAL INVESTMENTS
(amortized cost $195,370,610)(2)	99.9%	195,370,610
Other assets less liabilities	0.1	280,399

NET ASSETS —	100.0%	$195,651,009

(1)	See Note 2 for details of Joint Repurchase Agreements.
(2)	See Note 5 for cost of investments on a tax basis.

FDIC—Federal Deposit Insurance Corp.

FRS—Floating Rate Security

The rates shown on FRS are the current interest rates at February 28, 2011.

The dates shown on debt obligations are the original maturity dates.

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2011 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Short-Term Investment Securities:
Certificates of Deposit	$—	$29,800,058	$—	$29,800,058
Commercial Paper	—	26,469,327	—	26,469,327
Medium Term Notes	—	1,950,296	—	1,950,296
U.S. Corporate Bonds & Notes	—	5,550,132	—	5,550,132
U.S. Government Agencies	—	86,407,153	—	86,407,153
U.S. Government Treasuries	—	21,221,644	—	21,221,644
Repurchase Agreement	—	23,972,000	—	23,972,000

Total	$—	$195,370,610	$—	$195,370,610

See Notes to Financial Statements

VALIC Company II Small Cap Growth Fund

PORTFOLIO PROFILE — February 28, 2011 (Unaudited)

Industry Allocation*

Enterprise Software/Service	4.3%
Applications Software	3.1
Medical — Biomedical/Gene	2.9
Investment Management/Advisor Services	2.8
Electronic Components — Semiconductors	2.7
Medical — HMO	2.5
Oil Companies — Exploration & Production	2.5
Semiconductor Components — Integrated Circuits	2.5
Diversified Manufacturing Operations	2.5
Machinery — General Industrial	2.2
Internet Application Software	2.2
Hotels/Motels	2.2
Building & Construction Products — Misc.	2.2
Medical Instruments	2.0
Patient Monitoring Equipment	2.0
Theaters	1.9
Transport — Truck	1.8
Retirement/Aged Care	1.7
Wireless Equipment	1.6
Rental Auto/Equipment	1.6
Medical Products	1.6
Aerospace/Defense-Equipment	1.5
Medical — Drugs	1.5
Retail — Restaurants	1.4
Footwear & Related Apparel	1.4
Batteries/Battery Systems	1.4
Internet Infrastructure Software	1.4
Communications Software	1.3
Web Hosting/Design	1.3
Computers — Integrated Systems	1.3
Machinery — Pumps	1.3
Human Resources	1.3
Wire & Cable Products	1.2
Computer Software	1.2
Satellite Telecom	1.2
Time Deposits	1.2
Networking Products	1.2
Educational Software	1.1
Semiconductor Equipment	1.1
Oil — Field Services	1.1
Auction Houses/Art Dealers	1.1
Therapeutics	1.1
Retail — Office Supplies	1.1
Internet Security	1.1
Banks — Commercial	1.0
Internet Telephone	1.0
Schools	1.0
Computer Data Security	1.0
Power Converter/Supply Equipment	1.0
Building Products — Air & Heating	1.0
Resorts/Theme Parks	0.9
Apparel Manufacturers	0.9
Investment Companies	0.9
Electronic Components — Misc.	0.9
Lasers — System/Components	0.9
Chemicals — Diversified	0.9
Medical Imaging Systems	0.9
Retail — Automobile	0.9
MRI/Medical Diagnostic Imaging	0.8
Metal Processors & Fabrication	0.8
Private Corrections	0.7
Recreational Centers	0.6
Retail — Apparel/Shoe	0.6
Commercial Services — Finance	0.6
Seismic Data Collection	0.5
Drug Delivery Systems	0.5
Decision Support Software	0.5
Research & Development	0.5
Instruments — Scientific	0.4

Telecom Services	0.4
Finance — Investment Banker/Broker	0.4
Telecom Equipment — Fiber Optics	0.4
Retail — Appliances	0.4
Advanced Materials	0.3
Medical Information Systems	0.2

99.4%

*	Calculated as a percentage of net assets

VALIC Company II Small Cap Growth Fund

PORTFOLIO OF INVESTMENTS — February 28, 2011 (Unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCK — 98.2%
Advanced Materials — 0.3%
STR Holdings, Inc.†	14,600	$264,406

Aerospace/Defense-Equipment — 1.5%
HEICO Corp.	24,900	1,377,468

Apparel Manufacturers — 0.9%
Oxford Industries, Inc.	16,600	400,392
Under Armour, Inc., Class A†	6,670	441,754

		842,146

Applications Software — 3.1%
NetSuite, Inc.†	30,160	905,102
Nuance Communications, Inc.†	57,690	1,076,495
RealPage, Inc.†	32,180	798,064

		2,779,661

Auction House/Art Dealers — 1.1%
Sotheby’s	20,300	999,166

Banks - Commercial — 1.0%
City National Corp.	9,600	565,536
Signature Bank†	7,200	373,608

		939,144

Batteries/Battery Systems — 1.4%
EnerSys†	35,390	1,256,345

Building & Construction Products-Misc. — 2.2%
Simpson Manufacturing Co., Inc.	27,170	786,028
Trex Co., Inc.†	39,200	1,174,040

		1,960,068

Building Products - Air & Heating — 1.0%
Lennox International, Inc.	18,250	885,125

Chemicals - Diversified — 0.9%
Innospec, Inc.†	29,390	787,946

Commercial Services - Finance — 0.6%
Morningstar, Inc.	8,590	504,061

Communications Software — 1.3%
SolarWinds, Inc.†	53,220	1,194,789

Computer Data Security — 1.0%
Fortinet, Inc.†	21,830	891,537

Computer Software — 1.2%
DynaVox, Inc., Class A†	79,149	462,230
Envestnet, Inc.†	49,150	616,833

		1,079,063

Computers - Integrated Systems — 1.3%
Riverbed Technology, Inc.†	28,630	1,182,133

Decision Support Software — 0.5%
MSCI, Inc., Class A†	12,450	441,975

Diversified Manufacturing Operations — 2.5%
Acuity Brands, Inc.	20,290	1,146,791
Carlisle Cos., Inc.	25,090	1,079,121

		2,225,912

Drug Delivery Systems — 0.5%
Nektar Therapeutics†	48,600	466,074

Educational Software — 1.1%
Blackboard, Inc.†	29,540	1,034,195

Electronic Components-Misc. — 0.9%
Gentex Corp.	27,070	819,680

Security Description	Shares	Value (Note 2)

Electronic Components - Semiconductors — 2.7%
Cavium Networks, Inc.†	19,520	$842,873
Inphi Corp.†	38,330	919,537
Mellanox Technologies, Ltd.†	25,510	670,913

		2,433,323

Enterprise Software/Service — 4.3%
Concur Technologies, Inc.†	14,100	733,623
MedAssets, Inc.†	50,850	720,544
Omnicell, Inc.†	84,560	1,136,486
Taleo Corp., Class A†	39,140	1,263,831

		3,854,484

Finance - Investment Banker/Broker — 0.4%
Greenhill & Co., Inc.	5,100	366,333

Footwear & Related Apparel — 1.4%
CROCS, Inc.†	29,290	516,969
Deckers Outdoor Corp.†	8,410	741,930

		1,258,899

Hotels/Motels — 2.2%
Gaylord Entertainment Co.†	31,650	1,140,349
Morgans Hotel Group Co.†	95,930	852,818

		1,993,167

Human Resources — 1.3%
Heidrick & Struggles International, Inc.	43,160	1,175,247

Instruments-Scientific — 0.4%
Fluidigm Corp.†	27,500	388,575

Internet Application Software — 2.2%
DealerTrack Holdings, Inc.†	41,440	836,259
IntraLinks Holdings, Inc.†	41,570	1,171,859

		2,008,118

Internet Infrastructure Software — 1.4%
TIBCO Software, Inc.†	50,510	1,243,556

Internet Security — 1.1%
Sourcefire, Inc.†	35,420	959,882

Internet Telephone — 1.0%
BroadSoft, Inc.†	26,260	926,978

Investment Companies — 0.9%
PennantPark Investment Corp.	64,765	822,516

Investment Management/Advisor Services — 2.8%
Affiliated Managers Group, Inc.†	9,330	995,977
Cohen & Steers, Inc.	17,100	499,320
Financial Engines, Inc.†	42,000	1,025,220

		2,520,517

Lasers - System/Components — 0.9%
Cymer, Inc.†	15,900	804,540

Machinery - General Industrial — 2.2%
Middleby Corp.†	11,600	1,040,172
Wabtec Corp.	17,600	998,976

		2,039,148

Machinery - Pumps — 1.3%
Graco, Inc.	28,900	1,176,519

Medical Imaging Systems — 0.9%
MELA Sciences, Inc.†	43,300	113,879
Vital Images, Inc.†	44,770	671,102

		784,981

Medical Information Systems — 0.2%
ePocrates, Inc.†	9,950	215,915

VALIC Company II Small Cap Growth Fund

PORTFOLIO OF INVESTMENTS — February 28, 2011 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Medical Instruments — 2.0%
Bruker Corp.†	59,120	$1,134,513
Thoratec Corp.†	25,830	720,140

		1,854,653

Medical Products — 1.6%
Syneron Medical, Ltd.†	53,440	785,568
Tornier BV†	34,400	631,928

		1,417,496

Medical - Biomedical/Gene — 2.9%
Acorda Therapeutics, Inc.†	15,600	327,132
Aegerion Pharmaceuticals, Inc.†	36,500	542,390
Ariad Pharmaceuticals, Inc.†	66,020	396,780
Cubist Pharmaceuticals, Inc.†	17,530	384,433
Enzo Biochem, Inc.†	94,903	409,032
Halozyme Therapeutics, Inc.†	79,230	547,479

		2,607,246

Medical - Drugs — 1.5%
Cumberland Pharmaceuticals, Inc.†	42,800	261,936
Idenix Pharmaceuticals, Inc.†	69,100	233,558
Pharmasset, Inc.†	10,400	520,000
Sucampo Pharmaceuticals, Inc. Class A†	2,420	10,382
Viropharma, Inc.†	18,670	334,753

		1,360,629

Medical - HMO — 2.5%
Health Net, Inc.†	38,100	1,120,902
Healthspring, Inc.†	31,160	1,172,862

		2,293,764

Metal Processors & Fabrication — 0.8%
Commercial Metals Co.	42,180	703,141

MRI/Medical Diagnostic Imaging — 0.8%
Imris, Inc.†	95,630	710,531

Networking Products — 1.2%
Ixia†	19,300	338,715
LogMeIn, Inc.†	19,740	708,469

		1,047,184

Oil Companies - Exploration & Production — 2.5%
Concho Resources, Inc.†	4,450	474,014
Forest Oil Corp.†	29,390	1,043,051
Petroleum Development Corp.†	16,110	756,042

		2,273,107

Oil - Field Services — 1.1%
CARBO Ceramics, Inc.	8,100	1,004,157

Patient Monitoring Equipment — 2.0%
Insulet Corp.†	61,890	1,095,453
Masimo Corp.	22,845	688,548

		1,784,001

Power Converter/Supply Equipment — 1.0%
Generac Holdings, Inc.†	48,300	885,339

Private Corrections — 0.7%
Geo Group, Inc.†	25,120	638,802

Recreational Centers — 0.6%
Life Time Fitness, Inc.†	15,400	590,590

Rental Auto/Equipment — 1.6%
Avis Budget Group, Inc.†	93,000	1,424,760

Research & Development — 0.5%
AVEO Pharmaceuticals, Inc.†	31,580	435,172

Security Description	Shares	Value (Note 2)

Resort/Theme Parks — 0.9%
Vail Resorts, Inc.†	17,700	$863,760

Retail - Apparel/Shoe — 0.6%
Vera Bradley, Inc.†	17,050	585,668

Retail - Appliances — 0.4%
hhgregg, Inc.†	22,600	335,384

Retail - Automobile — 0.9%
Rush Enterprises, Inc., Class A†	41,600	780,832

Retail - Office Supplies — 1.1%
OfficeMax, Inc.†	70,690	971,281

Retail - Restaurants — 1.4%
BJ’s Restaurants, Inc.†	20,740	745,603
Bravo Brio Restaurant Group, Inc.†	31,710	546,363

		1,291,966

Retirement/Aged Care — 1.7%
Emeritus Corp.†	66,530	1,565,451

Satellite Telecom — 1.2%
DigitalGlobe, Inc.†	33,380	1,077,506

Schools — 1.0%
American Public Education, Inc.†	21,170	898,031

Seismic Data Collection — 0.5%
Global Geophysical Services, Inc.†	34,100	479,787

Semiconductor Components-Integrated Circuits — 2.5%
Hittite Microwave Corp.†	17,040	1,045,915
TriQuint Semiconductor, Inc.†	83,070	1,183,748

		2,229,663

Semiconductor Equipment — 1.1%
Varian Semiconductor Equipment Associates, Inc.†	21,360	1,019,086

Telecom Equipment - Fiber Optics — 0.4%
Finisar Corp.†	8,720	357,694

Telecom Services — 0.4%
Cbeyond, Inc.†	27,440	383,611

Theaters — 1.9%
National CineMedia, Inc.	55,990	1,057,651
Regal Entertainment Group, Class A	46,820	699,491

		1,757,142

Therapeutics — 1.1%
Onyx Pharmaceuticals, Inc.†	16,830	593,089
Theravance, Inc.†	17,280	393,639

		986,728

Transport - Truck — 1.8%
Marten Transport, Ltd.	27,500	587,125
Old Dominion Freight Line, Inc.†	34,455	1,060,525

		1,647,650

Web Hosting/Design — 1.3%
Rackspace Hosting, Inc.†	32,240	1,189,978

Wire & Cable Products — 1.2%
General Cable Corp.†	25,230	1,095,487

Wireless Equipment — 1.6%
Aruba Networks, Inc.†	18,490	563,021
Viasat, Inc.†	21,740	904,601

		1,467,622

Total Long-Term Investment Securities (cost $72,459,203)		88,918,491

VALIC Company II Small Cap Growth Fund

PORTFOLIO OF INVESTMENTS — February 28, 2011 (Unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

SHORT - TERM INVESTMENT SECURITIES — 1.2%
Time Deposits — 1.2%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 03/01/11 (cost $1,057,000)	$1,057,000	$1,057,000

TOTAL INVESTMENTS
(cost $73,516,203)(1)	99.4%	89,975,491
Other assets less liabilities	0.6	514,255

NET ASSETS —	100.0%	$90,489,746

†	Non-income producing security
(1)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2011 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock	$88,918,491	$—	$—	$88,918,491
Short-Term Investment Securities:
Time Deposits	—	1,057,000	—	1,057,000

Total	$88,918,491	$1,057,000	$—	$89,975,491

See Notes to Financial Statements

VALIC Company II Small Cap Value Fund

PORTFOLIO PROFILE — February 28, 2011 (Unaudited)

Industry Allocation*

Banks — Commercial	8.4%
Real Estate Investment Trusts	6.8
Oil Companies — Exploration & Production	4.0
Telecom Services	3.1
Semiconductor Equipment	2.6
Electronic Components — Misc.	2.2
Oil — Field Services	2.2
Distribution/Wholesale	2.1
Apparel Manufacturers	2.0
Electric — Integrated	2.0
Gas — Distribution	2.0
Machinery — General Industrial	1.9
Medical — Biomedical/Gene	1.9
Retail — Restaurants	1.8
Food — Misc.	1.8
Human Resources	1.7
Non-Ferrous Metals	1.7
Time Deposits	1.7
Transport — Truck	1.6
Insurance — Property/Casualty	1.6
Insurance — Life/Health	1.4
Building & Construction — Misc.	1.3
Retail — Apparel/Shoe	1.2
Gold Mining	1.2
Investment Companies	1.2
Footwear & Related Apparel	1.1
Savings & Loans/Thrifts	1.0
Rental Auto/Equipment	1.0
Repurchase Agreements	0.9
Consumer Products — Misc.	0.9
Airlines	0.9
Retail — Automobile	0.9
Finance — Investment Banker/Broker	0.9
Oil & Gas Drilling	0.8
Medical Labs & Testing Services	0.8
Computers — Periphery Equipment	0.8
Computer Software	0.7
Coal	0.7
Computers — Memory Devices	0.7
Enterprise Software/Service	0.7
Data Processing/Management	0.7
Retail — Jewelry	0.7
Paper & Related Products	0.7
Insurance — Multi-line	0.6
Oil Field Machinery & Equipment	0.6
Financial Guarantee Insurance	0.6
Retail — Regional Department Stores	0.6
Diversified Manufacturing Operations	0.6
Collectibles	0.6
Computers — Integrated Systems	0.6
Medical Products	0.6
Medical — Outpatient/Home Medical	0.6
Telecommunication Equipment	0.5
Retail — Office Supplies	0.5
Investment Management/Advisor Services	0.5
Home Furnishings	0.5
Lasers — System/Components	0.5
Metal Processors & Fabrication	0.5
Internet Application Software	0.5
Precious Metals	0.5
Building — Residential/Commercial	0.5
Finance — Consumer Loans	0.5
Consulting Services	0.4
Building — Mobile Home/Manufactured Housing	0.4
Insurance — Reinsurance	0.4
Medical — HMO	0.4
Auto/Truck Parts & Equipment — Original	0.4
Commercial Services — Finance	0.4
Chemicals — Specialty	0.4
Medical Sterilization Products	0.4
Food — Baking	0.4
Engineering/R&D Services	0.4

Diversified Operations/Commercial Services	0.3
Transport — Marine	0.3
Telephone — Integrated	0.3
Aerospace/Defense	0.3
Containers — Paper/Plastic	0.3
Electronic Components — Semiconductors	0.3
Medical — Hospitals	0.3
Television	0.3
Office Furnishings — Original	0.3
Networking Products	0.3
Internet Infrastructure Software	0.3
Building & Construction Products — Misc.	0.2
Chemicals — Diversified	0.2
Auction Houses/Art Dealers	0.2
Diversified Minerals	0.2
Medical — Drugs	0.2
Disposable Medical Products	0.2
Chemicals — Plastics	0.2
Transport — Equipment & Leasing	0.2
Computer Aided Design	0.2
Commercial Services	0.2
Machinery — Material Handling	0.2
Machinery — Farming	0.2
Silver Mining	0.2
Toys	0.2
Textile — Apparel	0.2
Industrial Automated/Robotic	0.2
Electronic Parts Distribution	0.1
Medical — Nursing Homes	0.1
Publishing — Books	0.1
Advanced Materials	0.1
Linen Supply & Related Items	0.1
Retail — Appliances	0.1
Drug Delivery Systems	0.1
Circuit Boards	0.1
Gambling (Non-Hotel)	0.1
Computer Services	0.1
Metal Products — Distribution	0.1
Municipal Bonds & Notes	0.1
Telecom Equipment — Fiber Optics	0.1
Food — Wholesale/Distribution	0.1
Wire & Cable Products	0.1
Funeral Services & Related Items	0.1
Electric Products — Misc.	0.1
Semiconductor Components — Integrated Circuits	0.1
Miscellaneous Manufacturing	0.1
Cosmetics & Toiletries	0.1
Real Estate Operations & Development	0.1
Rubber/Plastic Products	0.1
Transport — Air Freight	0.1
Retail — Home Furnishings	0.1
E-Commerce/Services	0.1
Water	0.1
Finance — Credit Card	0.1
Office Supplies & Forms	0.1
Auto Repair Centers	0.1
Multimedia	0.1
Power Converter/Supply Equipment	0.1
Multilevel Direct Selling	0.1
Physical Therapy/Rehabilitation Centers	0.1
Finance — Other Services	0.1
Finance — Auto Loans	0.1
Hotels/Motels	0.1
Retail — Major Department Stores	0.1
Entertainment Software	0.1
Applications Software	0.1
Building Products — Light Fixtures	0.1
Transport — Services	0.1

99.3%

*	Calculated as a percentage of net assets

VALIC Company II Small Cap Value Fund

PORTFOLIO OF INVESTMENTS — February 28, 2011 (Unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCK — 96.6%
Advanced Materials — 0.1%
Ceradyne, Inc.†	17,100	$653,733

Advertising Services — 0.0%
Marchex, Inc., Class B	17,200	154,628

Aerospace/Defense — 0.3%
Cubic Corp.	31,418	1,580,640

Aerospace/Defense - Equipment — 0.0%
GenCorp, Inc.†	37,000	192,030

Agricultural Operations — 0.0%
Andersons, Inc.	1,300	62,452
MGP Ingredients, Inc.	19,300	175,437

		237,889

Airlines — 0.9%
Alaska Air Group, Inc.†	7,900	469,655
Hawaiian Holdings, Inc.†	283,983	1,885,647
Pinnacle Airlines Corp.†	14,200	85,910
Republic Airways Holdings, Inc.†	76,918	487,660
Skywest, Inc.	58,680	968,220
United Continental Holdings, Inc.†	20,000	480,800

		4,377,892

Apparel Manufacturers — 2.0%
Carter’s, Inc.†	67,500	1,934,550
Hanesbrands, Inc.†	130,100	3,370,891
Oxford Industries, Inc.	19,900	479,988
The Jones Group, Inc.	167,800	2,231,740
Volcom, Inc.	123,000	2,201,700

		10,218,869

Applications Software — 0.1%
EPIQ Systems, Inc.	19,018	262,639

Auction House/Art Dealers — 0.2%
KAR Auction Services, Inc.†	86,500	1,214,460

Audio/Video Products — 0.0%
Audiovox Corp., Class A†	6,760	55,973

Auto Repair Centers — 0.1%
Midas, Inc.†	42,103	325,456

Auto/Truck Parts & Equipment - Original — 0.4%
ArvinMeritor, Inc.†	51,578	924,278
Autoliv, Inc.	4,880	365,463
Superior Industries International, Inc.	41,800	830,984

		2,120,725

Banks - Commercial — 8.4%
1st Source Corp.	17,328	339,109
1st United Bancorp, Inc.†	23,040	147,917
Associated Banc-Corp.	167,000	2,416,490
Bancfirst Corp.	14,140	594,445
Bank of Hawaii Corp.	28,880	1,361,981
Cathay General Bancorp	229,460	4,066,031
Centerstate Banks, Inc.	10,600	76,850
Century Bancorp, Inc. Class A	1,318	35,639
Chemical Financial Corp.	12,700	255,524
Citizens Republic Bancorp, Inc.†	54,600	45,913
City Holding Co.	31,000	1,061,750
Community Bank System, Inc.	23,980	603,337
Community Trust Bancorp, Inc.	19,680	563,045
Cullen/Frost Bankers, Inc.	8,020	469,651
CVB Financial Corp.	273,500	2,286,460
East West Bancorp, Inc.	187,900	4,363,038
F.N.B. Corp.	82,440	826,873
Financial Institutions, Inc.	10,800	208,332

Security Description	Shares	Value (Note 2)

Banks - Commercial (continued)
First BanCorp.†	10,028	$46,530
First Busey Corp.	34,580	175,321
First Citizens BancShares, Inc., Class A	1,340	270,680
First Commonwealth Financial Corp.	234,500	1,535,975
First Community Bancshares, Inc.	7,700	94,787
First Financial Bancorp	41,798	707,640
First Financial Bankshares, Inc.	4,420	221,884
First Interstate BancSystem, Inc.	11,900	169,991
First Merchants Corp.	7,980	70,942
First Midwest Bancorp, Inc.	77,900	940,253
First South Bancorp, Inc.	3,880	20,952
FirstMerit Corp.	70,675	1,205,009
Fulton Financial Corp.	439	4,781
Glacier Bancorp, Inc.	15,050	235,231
Heartland Financial USA, Inc.	9,640	163,591
Lakeland Bancorp, Inc.	9,917	95,501
Lakeland Financial Corp.	4,980	111,652
MainSource Financial Group, Inc.	30,600	304,164
MB Financial, Inc.	21,220	436,495
Metro Bancorp, Inc.†	10,500	128,730
Nara Bancorp., Inc.†	23,720	248,586
Oriental Financial Group, Inc.	46,400	555,408
S&T Bancorp, Inc.	3,880	86,524
Sierra Bancorp	3,020	32,737
Simmons First National Corp., Class A	17,120	492,714
Southwest Bancorp, Inc.†	35,680	507,726
State Bancorp, Inc.	10,400	109,408
Sterling Bancorp	298,875	3,000,705
Suffolk Bancorp	3,020	62,182
Susquehanna Bancshares, Inc.	69,100	660,596
SVB Financial Group†	52,020	2,818,443
TCF Financial Corp.	77,940	1,264,966
Tompkins Financial Corp.	7,048	288,968
Trustmark Corp.	25,500	597,975
UMB Financial Corp.	33,060	1,318,433
Umpqua Holdings Corp.	16,400	187,616
United Community Banks, Inc.†	28,540	39,100
Washington Trust Bancorp, Inc.	11,780	270,704
West Bancorporation, Inc.	3,280	24,961
West Coast Bancorp.†	44,500	149,965
Westamerica Bancorporation	9,724	501,564
Whitney Holding Corp.	35,680	505,942
Zions Bancorporation	89,500	2,090,720

		42,478,437

Broadcast Services/Program — 0.0%
Crown Media Holdings, Inc., Class A†	17,800	43,254

Building & Construction Products - Misc. — 0.2%
Gibraltar Industries, Inc.†	58,980	638,753
Interline Brands, Inc.†	4,900	107,359
NCI Building Systems, Inc.†	1,768	24,982
Quanex Building Products Corp.	13,720	259,171
Trex Co., Inc.†	6,578	197,011

		1,227,276

Building & Construction - Misc. — 1.3%
MasTec, Inc.†	362,300	6,746,026

Building Products - Light Fixtures — 0.1%
LSI Industries, Inc.	33,800	261,612

Building - Mobile Home/Manufactured Housing — 0.4%
Thor Industries, Inc.	66,500	2,210,460

Building - Residential/Commercial — 0.5%
MDC Holdings, Inc.	91,000	2,388,750

VALIC Company II Small Cap Value Fund

PORTFOLIO OF INVESTMENTS — February 28, 2011 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Chemicals - Diversified — 0.2%
Innophos Holdings, Inc.	28,400	$1,216,372

Chemicals - Plastics — 0.2%
A. Schulman, Inc.	6,765	150,589
PolyOne Corp.†	22,320	309,802
Spartech Corp.†	76,540	649,059

		1,109,450

Chemicals - Specialty — 0.4%
H.B. Fuller Co.	27,118	584,393
Minerals Technologies, Inc.	22,280	1,445,526

		2,029,919

Circuit Boards — 0.1%
Park Electrochemical Corp.	19,040	605,472

Coal — 0.7%
Cloud Peak Energy, Inc.†	41,700	854,850
International Coal Group, Inc.†	291,927	2,881,320

		3,736,170

Collectibles — 0.6%
RC2 Corp.†	137,950	2,994,895

Commercial Services — 0.2%
PHH Corp.†	39,880	984,238

Commercial Services - Finance — 0.4%
Advance America Cash Advance Centers, Inc.	39,840	214,339
Dollar Financial Corp.†	56,357	1,205,476
Euronet Worldwide, Inc.†	21,500	388,505
FleetCor Technologies, Inc.†	7,600	243,124
Global Cash Access Holdings, Inc.†	5,920	20,365

		2,071,809

Computer Aided Design — 0.2%
Aspen Technology, Inc.†	65,058	990,833

Computer Services — 0.1%
CIBER, Inc.†	40,160	187,547
Unisys Corp.†	11,046	410,470

		598,017

Computer Software — 0.7%
Avid Technology, Inc.†	170,000	3,750,200

Computers - Integrated Systems — 0.6%
Brocade Communications Systems, Inc.†	452,000	2,879,240

Computers - Memory Devices — 0.7%
Imation Corp.†	12,600	144,648
Quantum Corp.†	660	1,709
STEC, Inc.†	169,500	3,462,885

		3,609,242

Computers - Periphery Equipment — 0.8%
Electronics for Imaging, Inc.†	251,920	3,887,126

Consulting Services — 0.4%
FTI Consulting, Inc.†	68,000	2,243,320

Consumer Products - Misc. — 0.9%
American Greetings Corp., Class A	32,820	710,553
Blyth, Inc.	19,992	687,125
Central Garden and Pet Co., Class A†	177,460	1,634,406
Helen of Troy, Ltd.†	26,020	726,739
Prestige Brands Holdings, Inc.†	62,440	688,089

		4,446,912

Containers - Paper/Plastic — 0.3%
Rock-Tenn Co., Class A	21,780	1,495,197

Security Description	Shares	Value (Note 2)

Cosmetics & Toiletries — 0.1%
Inter Parfums, Inc.	23,540	$425,368

Data Processing/Management — 0.7%
CSG Systems International, Inc.†	53,842	1,052,611
Fair Isaac Corp.	19,020	531,609
Schawk, Inc.	106,500	1,924,455

		3,508,675

Diagnostic Equipment — 0.0%
Affymetrix, Inc.†	32,380	158,986
GenMark Diagnostics, Inc.†	16,600	71,546

		230,532

Disposable Medical Products — 0.2%
ICU Medical, Inc.†	26,500	1,112,735

Distribution/Wholesale — 2.1%
Beacon Roofing Supply, Inc.†	160,600	3,406,326
BlueLinx Holdings, Inc.†	15,260	59,056
School Specialty, Inc.†	169,500	2,601,825
United Stationers, Inc.†	37,800	2,548,476
WESCO International, Inc.†	33,058	1,924,637

		10,540,320

Diversified Manufacturing Operations — 0.6%
Koppers Holdings, Inc.	11,640	470,372
Leggett & Platt, Inc.	51,098	1,178,320
Standex International Corp.	16,400	562,028
Tredegar Corp.	42,660	832,723

		3,043,443

Diversified Minerals — 0.2%
Fronteer Gold, Inc.†	81,497	1,201,266

Diversified Operations/Commercial Services — 0.3%
Chemed Corp.	26,500	1,734,160

Drug Delivery Systems — 0.1%
Alkermes, Inc.†	43,600	624,788

E - Commerce/Services — 0.1%
Ancestry.com, Inc.†	6,340	208,332
United Online, Inc.	24,158	145,190

		353,522

E - Services/Consulting — 0.0%
Perficient, Inc.†	17,358	215,760

Electric Products - Misc. — 0.1%
AMETEK, Inc.	10,900	457,255

Electric - Integrated — 2.0%
Avista Corp.	62,880	1,403,482
Black Hills Corp.	12,140	374,155
El Paso Electric Co.†	54,100	1,520,210
NorthWestern Corp.	51,518	1,530,600
Pike Electric Corp.†	201,000	1,953,720
Portland General Electric Co.	26,900	629,998
Unisource Energy Corp.	18,440	672,322
Westar Energy, Inc.	77,500	2,015,000

		10,099,487

Electronic Components - Misc. — 2.2%
CTS Corp.	20,540	243,604
Jabil Circuit, Inc.	151,500	3,246,645
Methode Electronics, Inc.	30,280	354,276
OSI Systems, Inc.†	4,480	168,538
Plexus Corp.†	4,500	141,435
Sanmina-SCI Corp.†	207,974	3,248,554
Vishay Intertechnology, Inc.†	227,900	3,976,855

		11,379,907

VALIC Company II Small Cap Value Fund

PORTFOLIO OF INVESTMENTS — February 28, 2011 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Electronic Components - Semiconductors — 0.3%
Alpha & Omega Semiconductor, Ltd.†	4,400	$57,464
DSP Group, Inc.†	20,080	158,431
Inphi Corp.†	10,600	254,294
IXYS Corp.†	12,100	150,282
Lattice Semiconductor Corp.†	56,180	373,035
Microsemi Corp.†	12,400	273,172
MIPS Technologies, Inc.†	18,380	223,685

		1,490,363

Electronic Parts Distribution — 0.1%
Tech Data Corp.†	14,418	714,844

Energy - Alternate Sources — 0.0%
Gevo, Inc.†	1,900	37,449
Headwaters, Inc.†	10,020	50,801

		88,250

Engineering/R&D Services — 0.4%
EMCOR Group, Inc.†	55,798	1,777,724

Engines - Internal Combustion — 0.0%
Briggs & Stratton Corp.	6,600	132,858

Enterprise Software/Service — 0.7%
Lawson Software, Inc.†	310,501	3,148,480
MicroStrategy, Inc., Class A†	2,040	242,454
SciQuest, Inc.†	9,900	141,174

		3,532,108

Entertainment Software — 0.1%
THQ, Inc.†	46,400	267,264

Finance - Auto Loans — 0.1%
Credit Acceptance Corp.†	4,030	284,518

Finance - Consumer Loans — 0.5%
Ocwen Financial Corp.†	27,340	289,257
World Acceptance Corp.†	33,558	2,007,104

		2,296,361

Finance - Credit Card — 0.1%
CompuCredit Holdings Corp.†	49,567	330,116

Finance - Investment Banker/Broker — 0.9%
Investment Technology Group, Inc.†	15,600	298,740
KBW, Inc.	62,401	1,596,842
Oppenheimer Holdings, Inc., Class A	10,100	331,482
Piper Jaffray Cos., Inc.†	12,460	512,729
Raymond James Financial, Inc.	41,000	1,571,120

		4,310,913

Finance - Leasing Companies — 0.0%
Marlin Business Services Corp.†	3,840	42,624

Finance - Mortgage Loan/Banker — 0.0%
Doral Financial Corp.†	30,000	39,600

Finance - Other Services — 0.1%
Imperial Holdings, Inc.†	19,000	207,860
Netspend Holdings, Inc.†	6,200	81,282

		289,142

Financial Guarantee Insurance — 0.6%
MGIC Investment Corp.†	82,000	704,380
PMI Group, Inc.†	85,320	252,547
Radian Group, Inc.	302,100	2,132,826

		3,089,753

Food - Baking — 0.4%
Flowers Foods, Inc.	67,000	1,782,200

Security Description	Shares	Value (Note 2)

Food - Misc. — 1.8%
B&G Foods, Inc.	230,004	$3,450,060
Dole Food Co., Inc.†	40,320	594,720
J&J Snack Foods Corp.	29,000	1,275,130
M&F Worldwide Corp.†	4,080	101,225
RalCorp Holdings, Inc.†	46,000	2,983,100
Seaboard Corp.	200	464,040

		8,868,275

Food - Retail — 0.0%
Fresh Market, Inc.†	4,900	199,920

Food - Wholesale/Distribution — 0.1%
Nash Finch Co.	12,420	501,395

Footwear & Related Apparel — 1.1%
Deckers Outdoor Corp.†	55,700	4,913,854
Timberland Co., Class A†	12,140	448,451
Wolverine World Wide, Inc.	5,518	202,842

		5,565,147

Funeral Services & Related Items — 0.1%
Stewart Enterprises, Inc., Class A	60,220	458,876

Gambling (Non-Hotel) — 0.1%
Isle of Capri Casinos, Inc.†	65,080	601,990

Gas - Distribution — 2.0%
Laclede Group, Inc.	46,900	1,823,941
New Jersey Resources Corp.	4,160	174,013
Nicor, Inc.	37,260	1,965,092
Piedmont Natural Gas Co., Inc.	8,360	244,948
South Jersey Industries, Inc.	83,402	4,575,434
Southwest Gas Corp.	27,340	1,062,706
UGI Corp.	1,980	63,142

		9,909,276

Gold Mining — 1.2%
Detour Gold Corp.†	82,900	2,700,882
US Gold Corp.†	449,200	3,261,192

		5,962,074

Health Care Cost Containment — 0.0%
MedQuist, Inc.	4,100	36,695

Home Furnishings — 0.5%
Ethan Allen Interiors, Inc.	79,000	1,741,950
Furniture Brands International, Inc.†	73,020	319,828
La-Z-Boy, Inc.†	40,100	402,604

		2,464,382

Hotel/Motels — 0.1%
Wyndham Worldwide Corp.	8,700	272,136

Housewares — 0.0%
Lifetime Brands, Inc.†	4,400	52,844

Human Resources — 1.7%
AMN Healthcare Services, Inc.†	253,300	1,892,151
Cross Country Healthcare, Inc.†	78,248	651,023
Heidrick & Struggles International, Inc.	41,000	1,116,430
Resources Connection, Inc.	139,000	2,681,310
SFN Group, Inc.†	48,280	667,713
TrueBlue, Inc.†	111,900	1,807,185

		8,815,812

Industrial Automated/Robotic — 0.2%
Cognex Corp.	28,240	788,178

Instruments - Controls — 0.0%
Watts Water Technologies, Inc., Class A	3,760	147,054

VALIC Company II Small Cap Value Fund

PORTFOLIO OF INVESTMENTS — February 28, 2011 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Insurance Brokers — 0.0%
Crawford & Co., Class B†	24,318	$106,999

Insurance - Life/Health — 1.4%
American Equity Investment Life Holding Co.	121,298	1,601,134
CNO Financial Group, Inc.†	74,820	541,697
Delphi Financial Group, Inc., Class A	34,616	1,071,711
FBL Financial Group, Inc., Class A	4,106	128,271
StanCorp Financial Group, Inc.	71,808	3,303,168
Universal American Corp.	28,600	588,588

		7,234,569

Insurance - Multi-line — 0.6%
Horace Mann Educators Corp.	187,680	3,181,176

Insurance - Property/Casualty — 1.6%
AMERISAFE, Inc.†	106,700	2,129,732
Arch Capital Group, Ltd.†	6,200	561,100
Hallmark Financial Services, Inc.†	13,300	119,700
Harleysville Group, Inc.	29,560	1,080,418
Meadowbrook Insurance Group, Inc.	18,380	186,741
ProAssurance Corp.†	10,640	673,831
Selective Insurance Group, Inc.	177,388	3,224,914

		7,976,436

Insurance - Reinsurance — 0.4%
Axis Capital Holdings, Ltd.	11,740	426,397
Platinum Underwriters Holdings, Ltd.	41,900	1,747,230

		2,173,627

Internet Application Software — 0.5%
DealerTrack Holdings, Inc.†	116,500	2,350,970
S1 Corp.†	9,420	61,513

		2,412,483

Internet Financial Services — 0.0%
Online Resources Corp.†	14,600	95,630

Internet Infrastructure Software — 0.3%
TIBCO Software, Inc.†	51,040	1,256,605

Investment Companies — 1.2%
Fifth Street Finance Corp.	361,092	4,972,237
Gladstone Capital Corp.	16,240	184,974
Gladstone Investment Corp.	14,600	120,742
MCG Capital Corp.	65,040	474,792
NGP Capital Resources Co.	18,501	186,120

		5,938,865

Investment Management/Advisor Services — 0.5%
Affiliated Managers Group, Inc.†	7,120	760,060
GAMCO Investors, Inc., Class A	6,300	292,572
Janus Capital Group, Inc.	12,260	164,652
U.S. Global Investors, Inc., Class A	166,017	1,299,913

		2,517,197

Lasers - System/Components — 0.5%
Coherent, Inc.†	35,740	2,206,945
Newport Corp.†	14,922	248,451

		2,455,396

Leisure Products — 0.0%
Brunswick Corp.	9,500	218,785

Linen Supply & Related Items — 0.1%
G&K Services, Inc., Class A	19,960	647,103

Machinery - Farming — 0.2%
AGCO Corp.†	17,260	945,503

Security Description	Shares	Value (Note 2)

Machinery - General Industrial — 1.9%
Applied Industrial Technologies, Inc.	45,100	$1,445,004
Flow International Corp.†	652,764	2,604,528
Manitowoc Co., Inc.	164,800	3,264,688
Wabtec Corp.	40,000	2,270,400

		9,584,620

Machinery - Material Handling — 0.2%
Cascade Corp.	3,440	168,078
NACCO Industries, Inc., Class A	6,280	782,174

		950,252

Machinery - Pumps — 0.0%
Tecumseh Products Co., Class A†	4,380	52,691

Medical Information Systems — 0.0%
ePocrates, Inc.†	3,200	69,440

Medical Labs & Testing Services — 0.8%
Covance, Inc.†	69,000	3,893,670

Medical Laser Systems — 0.0%
LCA-Vision, Inc.†	28,900	204,323

Medical Products — 0.6%
Greatbatch, Inc.†	59,400	1,477,872
Invacare Corp.	20,700	612,099
Teleflex, Inc.	7,580	442,596
TomoTherapy, Inc.†	96,140	342,259

		2,874,826

Medical Sterilization Products — 0.4%
STERIS Corp.	58,000	1,963,300

Medical-Biomedical/Gene — 1.9%
Bio-Rad Laboratories, Inc., Class A†	22,300	2,545,768
Charles River Laboratories International, Inc.†	71,500	2,605,460
Incyte Corp., Ltd.†	217,149	2,970,598
Lexicon Pharmaceuticals, Inc.†	118,600	230,084
Medicines Co.†	57,700	1,003,403
Pacific Biosciences of California, Inc.†	9,900	155,826

		9,511,139

Medical-Drugs — 0.2%
Bionovo, Inc.†	21,444	17,177
PharMerica Corp.†	26,140	307,145
Viropharma, Inc.†	47,700	855,261

		1,179,583

Medical-HMO — 0.4%
Magellan Health Services, Inc.†	44,942	2,156,317

Medical-Hospitals — 0.3%
Health Management Associates, Inc., Class A†	141,500	1,415,000

Medical-Nursing Homes — 0.1%
Skilled Healthcare Group, Inc. Class A†	51,600	707,436

Medical-Outpatient/Home Medical — 0.6%
Amedisys, Inc.†	79,570	2,858,154

Metal Processors & Fabrication — 0.5%
CIRCOR International, Inc.	3,400	134,810
LB Foster Co., Class A†	5,500	231,000
Mueller Industries, Inc.	12,560	426,789
Worthington Industries, Inc.	84,840	1,642,502

		2,435,101

Metal Products-Distribution — 0.1%
A.M. Castle & Co.†	34,000	586,160

Miscellaneous Manufacturing — 0.1%
American Railcar Industries, Inc.†	21,400	432,494

VALIC Company II Small Cap Value Fund

PORTFOLIO OF INVESTMENTS — February 28, 2011 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Multilevel Direct Selling — 0.1%
Nu Skin Enterprises, Inc., Class A	9,540	$304,517

Multimedia — 0.1%
Demand Media, Inc.†	5,000	112,500
Journal Communications, Inc., Class A†	32,680	200,655

		313,155

Networking Products — 0.3%
Anixter International, Inc.	6,300	451,206
Black Box Corp.	19,580	747,760
NeoPhotonics Corp.†	3,300	60,555

		1,259,521

Non-Ferrous Metals — 1.7%
Uranerz Energy Corp.†	1,781,802	8,784,284

Office Furnishings-Original — 0.3%
HNI Corp.	21,420	679,657
Knoll, Inc.	9,960	205,873
Steelcase, Inc., Class A	45,938	446,058

		1,331,588

Office Supplies & Forms — 0.1%
ACCO Brands Corp.†	35,120	300,276
Standard Register Co.	7,876	27,093

		327,369

Oil & Gas Drilling — 0.8%
Hercules Offshore, Inc.†	732,380	3,617,957
Pioneer Drilling Co.†	28,840	326,469

		3,944,426

Oil Companies-Exploration & Production — 4.0%
Approach Resources, Inc.†	84,805	2,760,403
Brigham Exploration Co.†	102,100	3,734,818
Delta Petroleum Corp.†	5,280	6,178
Energy Partners, Ltd.†	83,300	1,363,621
Kodiak Oil & Gas Corp.†	438,000	3,315,660
McMoRan Exploration Co.†	161,800	2,831,500
Penn Virginia Corp.	19,300	314,011
Petroquest Energy, Inc.†	132,600	1,143,012
Resolute Energy Corp.†	89,400	1,620,822
Stone Energy Corp.†	30,220	915,061
Swift Energy Co.†	15,298	657,049
Vaalco Energy, Inc.†	70,460	565,089
W&T Offshore, Inc.	50,300	1,284,159

		20,511,383

Oil Field Machinery & Equipment — 0.6%
Complete Production Services, Inc.†	101,900	2,935,739
Gulf Island Fabrication, Inc.	7,800	241,566

		3,177,305

Oil Refining & Marketing — 0.0%
Alon USA Energy, Inc.	1,900	21,052

Oil-Field Services — 2.2%
Cal Dive International, Inc.†	282,960	1,946,765
Helix Energy Solutions Group, Inc.†	17,140	263,956
Key Energy Services, Inc.†	129,000	1,999,500
North American Energy Partners, Inc.†	157,470	2,077,029
Oceaneering International, Inc.†	29,000	2,425,270
Targa Resources Corp.	4,900	160,573
Tesco Corp.†	16,300	299,757
Tetra Technologies, Inc.†	137,600	1,900,256
Union Drilling, Inc.†	18,000	139,320

		11,212,426

Security Description	Shares	Value (Note 2)

Paper & Related Products — 0.7%
Boise, Inc.	6,280	$56,394
Buckeye Technologies, Inc.	12,378	324,304
Clearwater Paper Corp.†	3,600	285,480
Domtar Corp.	6,420	561,108
Neenah Paper, Inc.	28,640	557,621
P.H. Glatfelter Co.	124,000	1,526,440

		3,311,347

Physical Therapy/Rehabilitation Centers — 0.1%
U.S. Physical Therapy, Inc.†	14,700	290,619

Power Converter/Supply Equipment — 0.1%
Power-One, Inc.†	37,300	306,979

Precious Metals — 0.5%
North American Palladium, Ltd.†	343,700	2,399,026

Printing-Commercial — 0.0%
American Reprographics Co.†	15,700	139,730

Publishing-Books — 0.1%
Scholastic Corp.	22,300	700,220

Publishing-Periodicals — 0.0%
Dex One Corp.†	34,700	182,869

Radio — 0.0%
Cumulus Media, Inc., Class A†	12,200	59,536
Entercom Communications Corp., Class A†	13,540	177,103

		236,639

Real Estate Investment Trusts — 6.8%
American Capital Agency Corp.	11,000	323,950
Anworth Mortgage Asset Corp.	122,340	873,507
Apartment Investment & Management Co., Class A	35,679	915,166
Ashford Hospitality Trust, Inc.†	136,980	1,412,264
BioMed Realty Trust, Inc.	16,700	303,105
Brandywine Realty Trust	6,656	81,869
Capstead Mortage Corp.	125,700	1,651,698
CBL & Associates Properties, Inc.	72,740	1,298,409
Colonial Properties Trust	7,293	143,745
Cypress Sharpridge Investments, Inc.	8,500	105,910
DCT Industrial Trust, Inc.	347,640	1,953,737
Developers Diversified Realty Corp.	37,360	534,248
DiamondRock Hospitality Co.†	57,934	681,304
Dupont Fabros Technology, Inc.	7,740	189,011
EastGroup Properties, Inc.	4,560	207,617
Education Realty Trust, Inc.	206,371	1,702,561
FelCor Lodging Trust, Inc.†	63,600	481,452
First Industrial Realty Trust, Inc.†	22,718	254,669
Getty Realty Corp.	15,100	444,242
Home Properties, Inc.	70,000	4,124,400
Hospitality Properties Trust	35,040	805,920
LaSalle Hotel Properties	99,428	2,804,864
Lexington Realty Trust	129,476	1,226,138
LTC Properties, Inc.	18,020	526,544
MFA Financial, Inc.	135,658	1,149,023
Mission West Properties, Inc.	44,960	307,976
MPG Office Trust, Inc.†	79,500	314,025
Parkway Properties, Inc.	12,500	202,625
Pebblebrook Hotel Trust	15,400	337,876
Pennsylvania Real Estate Investment Trust	46,380	669,727
PS Business Parks, Inc.	24,100	1,519,264
RAIT Financial Trust	136,400	466,488
Ramco-Gershenson Properties Trust	36,660	495,277
Redwood Trust, Inc.	33,100	542,178
Resource Capital Corp.	24,600	182,286
Strategic Hotels & Resorts, Inc.†	26,938	175,097
Sunstone Hotel Investors, Inc.†	303,968	3,264,616

VALIC Company II Small Cap Value Fund

PORTFOLIO OF INVESTMENTS — February 28, 2011 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Real Estate Investment Trusts (continued)
Taubman Centers, Inc.	11,500	$638,020
U-Store-It Trust	135,460	1,388,465

		34,699,273

Real Estate Management/Services — 0.0%
United Capital Corp.†	900	24,732

Real Estate Operations & Development — 0.1%
Forestar Group, Inc.†	20,440	393,674

Recreational Vehicles — 0.0%
Arctic Cat, Inc.†	16,300	207,173

Rental Auto/Equipment — 1.0%
Electro Rent Corp.	12,700	203,327
Rent-A-Center, Inc.	31,340	1,036,101
United Rentals, Inc.†	126,640	3,923,307

		5,162,735

Retail-Apparel/Shoe — 1.2%
Aeropostale, Inc.†	80,000	2,075,200
AnnTaylor Stores Corp.†	16,540	383,893
Cache, Inc.†	7,300	28,908
Cato Corp., Class A	10,380	251,715
Finish Line, Inc., Class A	39,840	695,607
JOS. A. Bank Clothiers, Inc.†	51,300	2,365,443
Pacific Sunwear of California, Inc.†	48,140	217,111

		6,017,877

Retail-Appliances — 0.1%
Conn’s, Inc.†	142,091	632,305

Retail-Automobile — 0.9%
Copart, Inc.†	52,000	2,184,520
Group 1 Automotive, Inc.	50,500	2,133,625

		4,318,145

Retail-Convenience Store — 0.0%
Pantry, Inc.†	8,200	129,232

Retail-Hair Salons — 0.0%
Regis Corp.	7,820	137,085

Retail-Home Furnishings — 0.1%
Haverty Furniture Cos., Inc.	27,358	363,861

Retail-Jewelry — 0.7%
Signet Jewelers, Ltd.†	77,365	3,394,003

Retail-Leisure Products — 0.0%
MarineMax, Inc.†	12,460	112,514

Retail-Major Department Stores — 0.1%
Saks, Inc.†	22,100	270,725

Retail-Office Supplies — 0.5%
OfficeMax, Inc.†	198,000	2,720,520

Retail-Regional Department Stores — 0.6%
Bon-Ton Stores, Inc.†	36,400	570,024
Dillard’s, Inc., Class A	59,040	2,499,754

		3,069,778

Retail-Restaurants — 1.8%
Biglari Holdings, Inc.†	1,900	812,744
Bravo Brio Restaurant Group, Inc.†	22,700	391,121
CEC Entertainment, Inc.†	47,000	1,818,430
Domino’s Pizza, Inc.†	192,600	3,249,162
O’Charley’s, Inc.†	75,240	477,774
Papa John’s International, Inc.†	70,000	2,042,600
PF Chang’s China Bistro, Inc.	1,920	89,165
Ruby Tuesday, Inc.†	6,920	92,451
Ruth’s Hospitality Group, Inc.†	49,672	248,857

		9,222,304

Security Description	Shares	Value (Note 2)

Rubber/Plastic Products — 0.1%
Myers Industries, Inc.	37,658	$381,099

Savings & Loans/Thrifts — 1.0%
Astoria Financial Corp.	44,438	623,021
BankUnited, Inc.†	81,800	2,319,030
Capitol Federal Financial, Inc.	3,800	48,032
Dime Community Bancshares, Inc.	113,652	1,763,879
ESB Financial Corp.	3,600	49,896
First Financial Holdings, Inc.	4,100	43,706
OceanFirst Financial Corp.	9,720	134,719
Waterstone Financial, Inc.†	4,500	13,185
WSFS Financial Corp.	4,558	213,406

		5,208,874

Semiconductor Components-Integrated Circuits — 0.1%
Aeroflex Holding Corp.†	5,500	108,075
Emulex Corp.†	11,200	123,200
Integrated Device Technology, Inc.†	26,360	204,290

		435,565

Semiconductor Equipment — 2.6%
ATMI, Inc.†	87,000	1,586,880
Brooks Automation, Inc.†	25,180	316,009
Entegris, Inc.†	890,580	7,765,858
Novellus Systems, Inc.†	21,260	849,550
Photronics, Inc.†	10,700	95,658
Rudolph Technologies, Inc.†	6,980	77,338
Varian Semiconductor Equipment Associates, Inc.†	54,500	2,600,195

		13,291,488

Silver Mining — 0.2%
Hecla Mining Co.†	84,600	858,690

Steel Pipe & Tube — 0.0%
Mueller Water Products, Inc., Class A	53,540	217,372

Telecom Equipment-Fiber Optics — 0.1%
Oplink Communications, Inc.†	20,920	569,233

Telecom Services — 3.1%
Consolidated Communications Holdings, Inc.	24,113	441,027
Global Crossing, Ltd.†	19,200	302,400
USA Mobility, Inc.	52,100	777,332
Vonage Holdings Corp.†	3,261,498	14,415,821

		15,936,580

Telecommunication Equipment — 0.5%
Arris Group, Inc.†	35,400	467,280
Comtech Telecommunications Corp.	8,700	235,335
Plantronics, Inc.	58,520	2,041,763

		2,744,378

Telephone-Integrated — 0.3%
Frontier Communications Corp.	13,622	115,651
General Communication, Inc., Class A†	123,000	1,487,070

		1,602,721

Television — 0.3%
Belo Corp., Class A†	35,918	286,266
Sinclair Broadcast Group, Inc., Class A	87,140	1,127,592

		1,413,858

Textile-Apparel — 0.2%
Perry Ellis International, Inc.†	24,049	698,383
Unifi, Inc.†	4,866	92,405

		790,788

Theaters — 0.0%
Carmike Cinemas, Inc.†	2,500	17,950

VALIC Company II Small Cap Value Fund

PORTFOLIO OF INVESTMENTS — February 28, 2011 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Therapeutics — 0.0%
Nabi Biopharmaceuticals†	10,060	$56,940

Toys — 0.2%
JAKKS Pacific, Inc.†	45,598	849,947

Transport-Air Freight — 0.1%
Atlas Air Worldwide Holdings, Inc.†	5,438	371,307

Transport-Equipment & Leasing — 0.2%
Aircastle, Ltd.	29,200	352,736
Amerco, Inc.†	700	67,613
TAL International Group, Inc.	18,500	645,280

		1,065,629

Transport-Marine — 0.3%
DHT Holdings, Inc.	52,600	244,590
Excel Maritime Carriers, Ltd.†	38,300	199,926
Frontline, Ltd.	4,460	120,375
Horizon Lines, Inc., Class A	151,520	692,447
International Shipholding Corp.	10,678	260,970
Overseas Shipholding Group, Inc.	3,060	103,306

		1,621,614

Transport-Services — 0.1%
Pacer International, Inc.†	47,700	259,011

Transport-Truck — 1.6%
Arkansas Best Corp.	10,420	247,162
Celadon Group, Inc.†	9,020	131,782
Forward Air Corp.	72,000	2,133,360
Heartland Express, Inc.	7,200	119,448
Landstar System, Inc.	67,000	2,979,490
Saia, Inc.†	15,120	228,010
Swift Transporation Co.†	146,953	2,119,062
Werner Enterprises, Inc.	13,680	322,164

		8,280,478

Water — 0.1%
California Water Service Group	5,880	207,446
Consolidated Water Co., Ltd.	11,600	126,672

		334,118

Wire & Cable Products — 0.1%
Insteel Industries, Inc.	38,520	476,492

Security Description	Shares/ Principal Amount	Value (Note 2)

Wireless Equipment — 0.0%
InterDigital, Inc.	2,980	$142,086

Total Common Stock (cost $398,578,698)		490,030,560

U.S. GOVERNMENT TREASURIES — 0.1%
United States Treasury Notes 0.75% due 11/30/11(1) (cost $572,490)	$570,000	572,226

Total Long-Term Investment Securities (cost $399,151,188)		490,602,786

SHORT-TERM INVESTMENT SECURITIES — 1.7%
Time Deposits — 1.7%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 03/01/11 (cost $8,303,000)	8,303,000	8,303,000

REPURCHASE AGREEMENTS — 0.9%
Agreement with State Street Bank and Trust Co., bearing interest at 0.01%, dated 02/28/11, to be repurchased 03/01/11 in the amount of $1,930,001 and collateralized by $1,990,000 of United States Treasury Bills bearing interest at 0.07% due 05/26/11 and having an approximate value of $1,989,005.	1,930,000	1,930,000
State Street Bank and Trust Co. Joint Repurchase Agreement(2)	2,720,000	2,720,000

Total Repurchase Agreements
(cost $4,650,000)	4,650,000	4,650,000

TOTAL INVESTMENTS
(cost $412,104,188)(3)	99.3%	503,555,786
Other assets less liabilities	0.7	3,625,302

NET ASSETS —	100.0%	$507,181,088

†	Non-income producing security
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	See Note 2 for details of Joint Repurchase Agreements.
(3)	See Note 5 for cost of investments on a tax basis.

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of February 28, 2011	Unrealized Appreciation (Depreciation)
68	Long	Russell 2000 Mini Index	March 2011	$5,473,950	$5,595,720	$121,770

VALIC Company II Small Cap Value Fund

PORTFOLIO OF INVESTMENTS — February 28, 2011 (Unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2011 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Banks-Commercial	$42,478,437	$—	$—	$42,478,437
Real Estate Investments Trusts	34,699,273	—	—	34,699,273
Other Industries*	412,852,850	—	—	412,852,850
U.S. Government Treasuries	—	572,226	—	572,226
Short-Term Investment Securities:
Time Deposits	—	8,303,000	—	8,303,000
Repurchase Agreement	—	4,650,000	—	4,650,000
Other Financial Instruments@
Open Futures Contracts - Appreciation	121,770	—	—	121,770

Total	$490,152,330	$13,525,226	$—	$503,677,556

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.
@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

See Notes to Financial Statements

VALIC Company II Socially Responsible Fund

PORTFOLIO PROFILE — February 28, 2011 (Unaudited)

Industry Allocation*

Diversified Banking Institutions	4.7%
Cosmetics & Toiletries	4.3
Computers	4.2
Multimedia	4.0
Oil Companies — Exploration & Production	3.7
Medical — Drugs	3.6
Computer Services	3.1
Oil Companies — Integrated	3.1
Applications Software	2.8
Insurance — Multi-line	2.6
Pipelines	2.5
Food — Misc.	2.2
Repurchase Agreements	2.0
Banks — Super Regional	1.9
Oil — Field Services	1.9
Retail — Discount	1.8
Beverages — Non-alcoholic	1.8
Finance — Credit Card	1.8
Web Portals/ISP	1.8
Medical — Biomedical/Gene	1.8
Commercial Services — Finance	1.7
Wireless Equipment	1.6
Retail — Restaurants	1.5
Telephone — Integrated	1.5
Medical — HMO	1.5
Real Estate Investment Trusts	1.5
Industrial Gases	1.4
Networking Products	1.4
Insurance — Property/Casualty	1.3
Diversified Manufacturing Operations	1.3
Banks — Fiduciary	1.3
Retail — Drug Store	1.2
Cable/Satellite TV	1.2
Computers — Memory Devices	1.1
Gas — Distribution	1.0
Electric — Integrated	1.0
Electronic Components — Semiconductors	0.9
E-Commerce/Services	0.9
Insurance — Life/Health	0.9
Investment Management/Advisor Services	0.9
Oil Field Machinery & Equipment	0.8
Transport — Rail	0.8
Machinery — Construction & Mining	0.8
Medical Instruments	0.8
Pharmacy Services	0.7
Semiconductor Equipment	0.7
Semiconductor Components — Integrated Circuits	0.7
Banks — Commercial	0.6
Insurance Brokers	0.6
Machinery — Farming	0.6
E-Commerce/Products	0.5
Finance — Other Services	0.5
Oil & Gas Drilling	0.5
Retail — Building Products	0.5
Transport — Services	0.5
Chemicals — Specialty	0.5
U.S. Government Treasuries	0.4
Cruise Lines	0.3
Food — Wholesale/Distribution	0.3
Athletic Footwear	0.3
Cellular Telecom	0.3
Medical Products	0.3
Finance — Investment Banker/Broker	0.3
Engines — Internal Combustion	0.3
Metal — Iron	0.3
Tools — Hand Held	0.2
Electric — Generation	0.2
Medical — Wholesale Drug Distribution	0.2
Airlines	0.2

Office Automation & Equipment	0.2
Auto — Heavy Duty Trucks	0.2
Retail — Office Supplies	0.2
Vitamins & Nutrition Products	0.2
Food — Retail	0.2
Hazardous Waste Disposal	0.2
Coatings/Paint	0.2
Hotels/Motels	0.2
Printing — Commercial	0.2
Energy — Alternate Sources	0.2
Distribution/Wholesale	0.2
Machinery — Pumps	0.2
Machinery — General Industrial	0.2
Internet Security	0.2
Internet Infrastructure Software	0.2
Food — Confectionery	0.2
Advertising Agencies	0.2
Motorcycle/Motor Scooter	0.1
Apparel Manufacturers	0.1
Containers — Metal/Glass	0.1
Agricultural Chemicals	0.1
Broadcast Services/Program	0.1
Commercial Services	0.1
Computer Aided Design	0.1
Retail — Auto Parts	0.1
Quarrying	0.1
Schools	0.1
Retail — Automobile	0.1
Filtration/Separation Products	0.1
Human Resources	0.1
Telecom Equipment — Fiber Optics	0.1
Electronic Components — Misc.	0.1
Medical Labs & Testing Services	0.1
Electronic Forms	0.1
Telecommunication Equipment	0.1
Computers — Periphery Equipment	0.1
Enterprise Software/Service	0.1
Toys	0.1

99.9%

*	Calculated as a percentage of net assets

VALIC Company II Socially Responsible Fund

PORTFOLIO OF INVESTMENTS — February 28, 2011 (Unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCK — 97.5%
Advertising Agencies — 0.2%
Omnicom Group, Inc.	23,547	$1,198,542

Agricultural Chemicals — 0.1%
CF Industries Holdings, Inc.	7,476	1,056,209

Airlines — 0.2%
Southwest Airlines Co.	161,410	1,909,480

Apparel Manufacturers — 0.1%
Coach, Inc.	19,679	1,080,771

Applications Software — 2.8%
Citrix Systems, Inc.†	15,737	1,104,108
Intuit, Inc.†	25,382	1,334,586
Microsoft Corp.	680,748	18,094,282
Red Hat, Inc.†	11,250	464,400
Salesforce.com, Inc.†	9,639	1,274,950

		22,272,326

Athletic Footwear — 0.3%
NIKE, Inc., Class B	30,250	2,693,157

Audio/Video Products — 0.0%
Harman International Industries, Inc.	1,654	80,451

Auto - Heavy Duty Trucks — 0.2%
PACCAR, Inc.	35,646	1,786,934

Banks - Commercial — 0.6%
BB&T Corp.	100,644	2,777,774
M&T Bank Corp.	7,596	668,828
Marshall & Ilsley Corp.	5,164	40,124
Regions Financial Corp.	112,486	859,393
Zions Bancorporation	22,947	536,042

		4,882,161

Banks - Fiduciary — 1.3%
Bank of New York Mellon Corp.	136,606	4,151,456
Northern Trust Corp.	58,473	3,015,453
State Street Corp.	66,745	2,984,836

		10,151,745

Banks - Super Regional — 1.9%
Capital One Financial Corp.	86,417	4,300,974
Huntington Bancshares, Inc.	29,971	205,002
KeyCorp	120,381	1,100,282
PNC Financial Services Group, Inc.	56,978	3,515,542
SunTrust Banks, Inc.	29,641	894,269
US Bancorp	193,038	5,352,944

		15,369,013

Beverages - Non-alcoholic — 1.8%
Coca-Cola Co.	215,929	13,802,181
Dr Pepper Snapple Group, Inc.	18,148	654,417

		14,456,598

Broadcast Services/Program — 0.1%
Discovery Communications, Inc., Class A†	18,753	808,442
Scripps Networks Interactive Inc., Class A	4,407	228,899

		1,037,341

Building - Residential/Commercial — 0.0%
Pulte Group, Inc.†	295	2,035

Cable/Satellite TV — 1.2%
Cablevision Systems Corp., Class A	18,486	681,209
DIRECTV, Class A†	100,346	4,612,906
Time Warner Cable, Inc.	55,956	4,038,904

		9,333,019

Security Description	Shares	Value (Note 2)

Cellular Telecom — 0.3%
MetroPCS Communications, Inc.†	59,835	$861,624
Sprint Nextel Corp.†	371,627	1,624,010

		2,485,634

Chemicals - Specialty — 0.5%
Eastman Chemical Co.	1,558	145,533
Ecolab, Inc.	25,371	1,234,046
International Flavors & Fragrances, Inc.	15,074	858,464
Sigma-Aldrich Corp.	21,306	1,361,240

		3,599,283

Coatings/Paint — 0.2%
Sherwin-Williams Co.	19,198	1,576,540

Commercial Services — 0.1%
Iron Mountain, Inc.	34,455	895,830

Commercial Services - Finance — 1.7%
Automatic Data Processing, Inc.	98,749	4,937,450
H&R Block, Inc.	69,316	1,052,910
Mastercard, Inc., Class A	5,390	1,296,618
Paychex, Inc.	82,009	2,757,963
Visa, Inc., Class A	29,014	2,119,473
Western Union Co.	43,513	956,851

		13,121,265

Computer Aided Design — 0.1%
Autodesk, Inc.†	20,107	845,499

Computer Services — 3.1%
Cognizant Technology Solutions Corp., Class A†	28,174	2,165,735
International Business Machines Corp.	139,466	22,576,756

		24,742,491

Computers — 4.2%
Apple, Inc.†	64,140	22,654,889
Dell, Inc.†	156,473	2,476,968
Hewlett-Packard Co.	186,372	8,131,410

		33,263,267

Computers - Memory Devices — 1.1%
EMC Corp.†	169,745	4,618,762
NetApp, Inc.†	38,543	1,991,131
SanDisk Corp.†	24,238	1,202,205
Western Digital Corp.†	19,390	592,946

		8,405,044

Computers - Periphery Equipment — 0.1%
Lexmark International, Inc., Class A†	12,641	474,417

Containers - Metal/Glass — 0.1%
Ball Corp.	15,456	557,962
Owens-Illinois, Inc.†	16,453	501,652

		1,059,614

Cosmetics & Toiletries — 4.3%
Estee Lauder Cos., Inc., Class A	3,070	289,839
Procter & Gamble Co.	539,112	33,991,011

		34,280,850

Cruise Lines — 0.3%
Carnival Corp.	64,927	2,770,435

Distribution/Wholesale — 0.2%
Fastenal Co.	23,614	1,467,138

Diversified Banking Institutions — 4.7%
Bank of America Corp.	731,330	10,450,706
Citigroup, Inc.†	2,220,991	10,394,238
JPMorgan Chase & Co.	355,729	16,608,987

		37,453,931

VALIC Company II Socially Responsible Fund

PORTFOLIO OF INVESTMENTS — February 28, 2011 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Diversified Manufacturing Operations — 1.3%
Danaher Corp.	92,277	$4,669,216
Ingersoll-Rand PLC	62,329	2,823,504
Parker Hannifin Corp.	32,793	2,924,480

		10,417,200

E-Commerce/Products — 0.5%
Amazon.com, Inc.†	25,129	4,354,604

E-Commerce/Services — 0.9%
eBay, Inc.†	107,000	3,585,035
Expedia, Inc.	54,513	1,082,628
NetFlix, Inc.†	3,546	732,852
priceline.com, Inc.†	4,069	1,846,838

		7,247,353

Electric-Generation — 0.2%
AES Corp.†	159,799	1,976,714

Electric-Integrated — 1.0%
Northeast Utilities	74,044	2,520,458
Pepco Holdings, Inc.	115,858	2,170,020
TECO Energy, Inc.	194,160	3,516,238

		8,206,716

Electronic Components-Misc. — 0.1%
Jabil Circuit, Inc.	30,119	645,450

Electronic Components-Semiconductors — 0.9%
Advanced Micro Devices, Inc.†	90,625	834,656
Altera Corp.	31,288	1,309,716
Broadcom Corp., Class A	54,071	2,228,807
LSI Corp.†	64,280	404,321
Microchip Technology, Inc.	36,932	1,363,160
NVIDIA Corp.†	49,261	1,116,254

		7,256,914

Electronic Forms — 0.1%
Adobe Systems, Inc.†	17,290	596,505

Energy-Alternate Sources — 0.2%
First Solar, Inc.†	10,172	1,499,251

Engines-Internal Combustion — 0.3%
Cummins, Inc.	22,463	2,271,459

Enterprise Software/Service — 0.1%
CA, Inc.	17,945	444,677

Filtration/Separation Products — 0.1%
Pall Corp.	13,378	727,228

Finance-Credit Card — 1.8%
American Express Co.	294,350	12,824,829
Discover Financial Services	69,489	1,511,386

		14,336,215

Finance-Investment Banker/Broker — 0.3%
Charles Schwab Corp.	122,668	2,327,012

Finance-Other Services — 0.5%
CME Group, Inc.	7,465	2,323,705
NYSE Euronext	53,345	1,973,765

		4,297,470

Food-Confectionery — 0.2%
Hershey Co.	24,293	1,271,010

Food-Misc. — 2.2%
ConAgra Foods, Inc.	21,356	494,605
General Mills, Inc.	36,964	1,372,843
H.J. Heinz Co.	33,931	1,704,015

Security Description	Shares	Value (Note 2)

Food-Misc. (continued)
Kraft Foods, Inc., Class A	401,771	$12,792,389
Sara Lee Corp.	85,110	1,457,083

		17,820,935

Food-Retail — 0.2%
Safeway, Inc.	19,657	428,916
Whole Foods Market, Inc.	20,300	1,188,768

		1,617,684

Food-Wholesale/Distribution — 0.3%
Sysco Corp.	97,602	2,712,360

Gas-Distribution — 1.0%
CenterPoint Energy, Inc.	224,357	3,558,302
NiSource, Inc.	246,378	4,720,602

		8,278,904

Hazardous Waste Disposal — 0.2%
Stericycle, Inc.†	18,516	1,600,153

Hotels/Motels — 0.2%
Starwood Hotels & Resorts Worldwide, Inc.	19,391	1,184,790
Wyndham Worldwide Corp.	11,674	365,163

		1,549,953

Human Resources — 0.1%
Monster Worldwide, Inc.†	19,329	331,492
Robert Half International, Inc.	11,771	375,495

		706,987

Industrial Gases — 1.4%
Air Products & Chemicals, Inc.	47,883	4,405,236
Praxair, Inc.	65,917	6,550,831

		10,956,067

Insurance Brokers — 0.6%
AON Corp.	30,564	1,608,889
Marsh & McLennan Cos., Inc.	103,100	3,138,364

		4,747,253

Insurance-Life/Health — 0.9%
Aflac, Inc.	34,820	2,049,505
Principal Financial Group, Inc.	8,419	288,435
Prudential Financial, Inc.	71,852	4,730,017

		7,067,957

Insurance - Multi-line — 2.6%
ACE, Ltd.	67,890	4,294,043
Allstate Corp.	134,857	4,285,756
Cincinnati Financial Corp.	35,327	1,202,884
Genworth Financial, Inc., Class A†	23,493	310,812
Hartford Financial Services Group, Inc.	81,427	2,410,239
Loews Corp.	80,891	3,498,536
MetLife, Inc.	102,739	4,865,719

		20,867,989

Insurance - Property/Casualty — 1.3%
Chubb Corp.	54,348	3,297,837
Progressive Corp.	63,583	1,324,434
Travelers Cos., Inc.	101,453	6,080,078

		10,702,349

Internet Infrastructure Software — 0.2%
Akamai Technologies, Inc.†	15,775	592,036
F5 Networks, Inc.†	6,249	737,444

		1,329,480

VALIC Company II Socially Responsible Fund

PORTFOLIO OF INVESTMENTS — February 28, 2011 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Internet Security — 0.2%
Symantec Corp.†	74,702	$1,346,877

Investment Management/Advisor Services — 0.9%
Ameriprise Financial, Inc.	35,994	2,279,140
Franklin Resources, Inc.	14,654	1,840,836
Invesco, Ltd.	59,181	1,588,418
Legg Mason, Inc.	1,381	50,061
T. Rowe Price Group, Inc.	16,653	1,115,418

		6,873,873

Machinery - Construction & Mining — 0.8%
Caterpillar, Inc.	62,112	6,393,188

Machinery - Farming — 0.6%
Deere & Co.	51,068	4,603,780

Machinery - General Industrial — 0.2%
Roper Industries, Inc.	16,193	1,362,317

Machinery - Pumps — 0.2%
Flowserve Corp.	11,683	1,460,024

Medical Instruments — 0.8%
Boston Scientific Corp.†	158,800	1,137,008
Intuitive Surgical, Inc.†	413	135,443
Medtronic, Inc.	118,658	4,736,828

		6,009,279

Medical Labs & Testing Services — 0.1%
Quest Diagnostics, Inc.	11,033	626,123

Medical Products — 0.3%
Stryker Corp.	38,182	2,415,393
Varian Medical Systems, Inc.†	859	59,512

		2,474,905

Medical - Biomedical/Gene — 1.8%
Amgen, Inc.†	118,712	6,093,487
Biogen Idec, Inc.†	24,634	1,684,966
Celgene Corp.†	59,914	3,181,433
Gilead Sciences, Inc.†	77,608	3,025,160

		13,985,046

Medical - Drugs — 3.6%
Abbott Laboratories	270,996	13,034,907
Allergan, Inc.	29,328	2,175,258
Bristol-Myers Squibb Co.	485,127	12,521,128
Forest Laboratories, Inc.†	25,113	813,661

		28,544,954

Medical - Generic Drugs — 0.0%
Mylan, Inc.†	9,193	210,244

Medical - HMO — 1.5%
Aetna, Inc.	13,812	516,016
CIGNA Corp.	19,952	839,380
Coventry Health Care, Inc.†	14,646	442,309
Humana, Inc.†	14,471	940,760
UnitedHealth Group, Inc.	143,893	6,126,964
WellPoint, Inc.†	44,378	2,949,806

		11,815,235

Medical - Wholesale Drug Distribution — 0.2%
Cardinal Health, Inc.	46,371	1,930,888

Metal - Iron — 0.3%
Cliffs Natural Resources, Inc.	22,099	2,145,150

Motorcycle/Motor Scooter — 0.1%
Harley-Davidson, Inc.	26,929	1,099,242

Security Description	Shares	Value (Note 2)

Multimedia — 4.0%
News Corp., Class A	402,663	$6,994,256
Time Warner, Inc.	257,024	9,818,317
Viacom, Inc., Class B	96,938	4,329,251
Walt Disney Co.	244,284	10,684,982

		31,826,806

Networking Products — 1.4%
Cisco Systems, Inc.†	425,161	7,890,988
Juniper Networks, Inc.†	65,357	2,875,708

		10,766,696

Non-Ferrous Metals — 0.0%
Titanium Metals Corp.†	19,024	361,266

Office Automation & Equipment — 0.2%
Xerox Corp.	176,393	1,896,225

Oil & Gas Drilling — 0.5%
Diamond Offshore Drilling, Inc.	12,173	952,294
Helmerich & Payne, Inc.	10,284	668,357
Nabors Industries, Ltd.†	35,216	1,002,599
Noble Corp.	33,722	1,507,711

		4,130,961

Oil Companies - Exploration & Production — 3.7%
Apache Corp.	48,302	6,019,395
Cabot Oil & Gas Corp.	1,023	46,710
Chesapeake Energy Corp.	49,297	1,755,466
Denbury Resources, Inc.†	39,441	955,656
Devon Energy Corp.	78,978	7,221,748
EOG Resources, Inc.	29,843	3,351,667
EQT Corp.	47,622	2,347,765
Newfield Exploration Co.†	12,243	891,168
Noble Energy, Inc.	23,396	2,167,874
Pioneer Natural Resources Co.	15,533	1,589,647
QEP Resources, Inc.	36,935	1,460,779
Range Resources Corp.	7,420	402,906
Southwestern Energy Co.†	26,920	1,062,802

		29,273,583

Oil Companies - Integrated — 3.1%
Hess Corp.	67,058	5,836,058
Marathon Oil Corp.	283,932	14,083,027
Murphy Oil Corp.	64,388	4,734,450

		24,653,535

Oil Field Machinery & Equipment — 0.8%
Cameron International Corp.†	28,279	1,672,137
FMC Technologies, Inc.†	16,685	1,569,224
National Oilwell Varco, Inc.	43,273	3,443,233

		6,684,594

Oil Refining & Marketing — 0.0%
Tesoro Corp.†	10,888	258,917

Oil-Field Services — 1.9%
Halliburton Co.	86,156	4,044,163
Schlumberger, Ltd.	120,481	11,255,335

		15,299,498

Pharmacy Services — 0.7%
Express Scripts, Inc.†	52,932	2,975,837
Medco Health Solutions, Inc.†	40,575	2,501,043

		5,476,880

Pipelines — 2.5%
El Paso Corp.	218,362	4,061,533
Oneok, Inc.	64,718	4,178,841

VALIC Company II Socially Responsible Fund

PORTFOLIO OF INVESTMENTS — February 28, 2011 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Pipelines (continued)
Spectra Energy Corp.	261,307	$6,989,962
Williams Cos., Inc.	148,668	4,513,561

		19,743,897

Printing-Commercial — 0.2%
R.R. Donnelley & Sons Co.	81,298	1,513,769

Quarrying — 0.1%
Vulcan Materials Co.	16,816	771,014

Real Estate Investment Trusts — 1.5%
AvalonBay Communities, Inc.	6,166	746,271
Boston Properties, Inc.	8,386	804,385
Equity Residential	30,870	1,701,246
HCP, Inc.	9,431	358,378
Host Hotels & Resorts, Inc.	68,651	1,263,178
ProLogis	48,645	790,968
Public Storage	9,129	1,024,730
Simon Property Group, Inc.	32,801	3,609,422
Vornado Realty Trust	14,196	1,324,913

		11,623,491

Real Estate Management/Services — 0.0%
CB Richard Ellis Group, Inc., Class A†	7,852	196,614

Retail-Auto Parts — 0.1%
AutoZone, Inc.†	3,200	825,440

Retail-Automobile — 0.1%
CarMax, Inc.†	20,718	732,796

Retail-Building Products — 0.5%
Lowe’s Cos., Inc.	153,029	4,004,769

Retail-Discount — 1.8%
Costco Wholesale Corp.	11,607	868,088
Target Corp.	20,885	1,097,507
Wal-Mart Stores, Inc.	241,729	12,565,073

		14,530,668

Retail-Drug Store — 1.2%
CVS Caremark Corp.	155,817	5,151,310
Walgreen Co.	96,976	4,202,940

		9,354,250

Retail-Major Department Stores — 0.0%
J.C. Penney Co., Inc.	6,507	227,485
Nordstrom, Inc.	1,687	76,353

		303,838

Retail-Office Supplies — 0.2%
Staples, Inc.	79,924	1,702,381

Retail-Regional Department Stores — 0.0%
Macy’s, Inc.	2,448	58,507

Retail-Restaurants — 1.5%
McDonald’s Corp.	125,114	9,468,628
Starbucks Corp.	77,448	2,554,235

		12,022,863

Schools — 0.1%
Apollo Group, Inc., Class A†	15,142	685,327
DeVry, Inc.	1,252	67,921

		753,248

Semiconductor Components-Integrated Circuits — 0.7%
Analog Devices, Inc.	52,571	2,096,531
Linear Technology Corp.	91,630	3,166,733

		5,263,264

Security Description	Shares/ Principal Amount	Value (Note 2)

Semiconductor Equipment — 0.7%
Applied Materials, Inc.	226,739	$3,725,322
KLA-Tencor Corp.	34,835	1,700,644

		5,425,966

Telecom Equipment-Fiber Optics — 0.1%
JDS Uniphase Corp.†	26,497	653,681

Telecommunication Equipment — 0.1%
Tellabs, Inc.	102,356	551,699

Telephone-Integrated — 1.5%
CenturyLink, Inc.	82,313	3,389,649
Frontier Communications Corp.	453,720	3,852,083
Qwest Communications International, Inc.	261,647	1,784,433
Windstream Corp.	234,852	2,945,044

		11,971,209

Tools-Hand Held — 0.2%
Stanley Black & Decker, Inc.	26,070	1,976,888

Toys — 0.1%
Hasbro, Inc.	9,653	433,421

Transport-Rail — 0.8%
Norfolk Southern Corp.	99,328	6,513,930

Transport-Services — 0.5%
C.H. Robinson Worldwide, Inc.	27,935	2,022,214
Expeditors International of Washington, Inc.	35,041	1,674,960

		3,697,174

Vitamins & Nutrition Products — 0.2%
Mead Johnson Nutrition Co.	27,265	1,631,810

Web Portals/ISP — 1.8%
Google, Inc., Class A†	20,048	12,297,443
Yahoo!, Inc.†	114,321	1,874,865

		14,172,308

Wireless Equipment — 1.6%
American Tower Corp., Class A†	58,538	3,158,711
QUALCOMM, Inc.	158,359	9,435,029

		12,593,740

Total Long-Term Investment Securities
(cost $634,869,116)		776,117,590

SHORT - TERM INVESTMENT SECURITIES — 0.4%
U.S. Government Treasuries — 0.4%
United States Treasury Bills 0.14% due 03/17/11(1) (cost $2,999,813)	$3,000,000	2,999,813

REPURCHASE AGREEMENT — 2.0%
State Street Bank and Trust Co. Joint Repurchase Agreement(2) (cost $16,031,000)	16,031,000	16,031,000

TOTAL INVESTMENTS
(cost $653,899,929)(3)	99.9%	795,148,403
Other assets less liabilities	0.1	731,008

NET ASSETS —	100.0%	$795,879,411

†	Non-income producing security
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	See Note 2 for details of Joint Repurchase Agreements.
(3)	See Note 5 for cost of investments on a tax basis.

VALIC Company II Socially Responsible Fund

PORTFOLIO OF INVESTMENTS — February 28, 2011 (Unaudited) — (continued)

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of February 28, 2011	Unrealized Appreciation (Depreciation)
306	Long	S&P 500 E-Mini Index	March 2011	$19,424,744	$20,289,330	$864,586

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2011 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock	$776,117,590	$—	$—	$776,117,590
Short-Term Investment Securities:
U.S. Government Treasuries	—	2,999,813	—	2,999,813
Repurchase Agreement	—	16,031,000	—	16,031,000
Other Financial Instruments@
Open Futures Contracts - Appreciation	864,586	—	—	864,586

Total	$776,982,176	$19,030,813	$—	$796,012,989

@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

See Notes to Financial Statements

VALIC Company II Strategic Bond Fund

PORTFOLIO PROFILE — February 28, 2011 (Unaudited)

Industry Allocation*

Sovereign	16.6%
Federal National Mtg. Assoc.	7.3
Diversified Financial Services	7.1
Repurchase Agreements	5.2
Federal Home Loan Mtg. Corp.	3.8
United States Treasury Notes	3.8
Oil Companies — Exploration & Production	3.2
Diversified Banking Institutions	2.7
Medical — Hospitals	2.1
Telephone — Integrated	1.8
Banks — Commercial	1.8
Pipelines	1.6
Independent Power Producers	1.4
Cable/Satellite TV	1.3
Electric — Generation	1.2
Casino Hotels	1.1
United States Treasury Bonds	1.1
Insurance — Multi-line	1.1
Building — Residential/Commercial	1.0
Telecom Services	1.0
Coal	1.0
Special Purpose Entities	0.9
Paper & Related Products	0.9
Auto/Truck Parts & Equipment — Original	0.9
Government National Mtg. Assoc.	0.9
Banks — Super Regional	0.9
Cellular Telecom	0.8
Rental Auto/Equipment	0.8
Broadcast Services/Program	0.7
Electric — Integrated	0.7
Steel — Producers	0.7
Containers — Metal/Glass	0.6
Electronic Components — Semiconductors	0.6
Real Estate Investment Trusts	0.6
Oil Companies — Integrated	0.6
Retail — Restaurants	0.6
Funeral Services & Related Items	0.5
Real Estate Operations & Development	0.5
Retail — Regional Department Stores	0.5
Transport — Services	0.5
Chemicals — Diversified	0.5
Containers — Paper/Plastic	0.5
Insurance — Mutual	0.5
Consumer Products — Misc.	0.5
Web Hosting/Design	0.5
Distribution/Wholesale	0.5
Commercial Services	0.5
Retail — Drug Store	0.4
Building Products — Cement	0.4
Oil — Field Services	0.4
Finance — Auto Loans	0.4
Computers — Memory Devices	0.4
Chemicals — Specialty	0.4
Advertising Services	0.4
Decision Support Software	0.4
Retail — Apparel/Shoe	0.4
Gambling (Non-Hotel)	0.4
Finance — Other Services	0.4
Energy — Alternate Sources	0.3
Building & Construction Products — Misc.	0.3
Building — Heavy Construction	0.3
Computer Services	0.3
Multimedia	0.3
Electronic Components — Misc.	0.3
Office Automation & Equipment	0.3
Consulting Services	0.3
Marine Services	0.3
Chemicals — Plastics	0.3
Music	0.3

Retail — Toy Stores	0.3
Oil Refining & Marketing	0.3
Retail — Jewelry	0.3
Food — Canned	0.2
Transport — Air Freight	0.2
Medical — Biomedical/Gene	0.2
Cosmetics & Toiletries	0.2
Airlines	0.2
Food — Retail	0.2
Diversified Manufacturing Operations	0.2
Non-Hazardous Waste Disposal	0.2
Banks — Money Center	0.2
Insurance — Life/Health	0.2
MRI/Medical Diagnostic Imaging	0.2
Firearms & Ammunition	0.2
Publishing — Books	0.2
Hazardous Waste Disposal	0.2
Auto — Heavy Duty Trucks	0.2
Machinery — Farming	0.2
Home Furnishings	0.2
Finance — Investment Banker/Broker	0.2
Retail — Propane Distribution	0.2
Advanced Materials	0.2
Capacitors	0.2
Medical Products	0.2
Gold Mining	0.2
Enterprise Software/Service	0.2
Dialysis Centers	0.2
Oil & Gas Drilling	0.2
Food — Meat Products	0.2
Aerospace/Defense	0.2
Gas — Transportation	0.2
Printing — Commercial	0.2
Seismic Data Collection	0.2
Metal — Aluminum	0.1
Circuit Boards	0.1
Medical — HMO	0.1
Wire & Cable Products	0.1
Medical Instruments	0.1
Food — Misc.	0.1
Casino Services	0.1
Sovereign Agency	0.1
Financial Guarantee Insurance	0.1
Diamonds/Precious Stones	0.1
Motion Pictures & Services	0.1
Investment Companies	0.1
Storage/Warehousing	0.1
Forestry	0.1
Transport — Marine	0.1
Import/Export	0.1
Petrochemicals	0.1
Networking Products	0.1
Banks — Fiduciary	0.1
Applications Software	0.1
Transport — Rail	0.1
Electric — Distribution	0.1
Wireless Equipment	0.1

101.0%

*	Calculated as a percentage of net assets

VALIC Company II Strategic Bond Fund

PORTFOLIO PROFILE — February 28, 2011 (Unaudited) — (continued)

Credit Quality†#

Government — Agency	12.7%
Government — Treasury	5.1
AAA	5.0
AA	1.7
A	5.1
BBB	14.6
BB	21.2
B	22.0
CCC	6.2
Below C	0.2
Not Rated@	6.2

100.0%

@	Represent debt issues that either have no rating, or the rating is unavailable from the data source.
†	Source: Standard and Poors
#	Calculated as percentage of total debt issues, excluding short-term securities.

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2011 (Unaudited)

Security Description	Principal Amount(9)	Value (Note 2)

ASSET BACKED SECURITIES — 6.1%
Diversified Financial Services — 6.1%
Avis Budget Rental Car Funding AESOP LLC Series 2010-5A, Class A 3.15% due 03/20/16*	$500,000	$499,395
Banc of America Large Loan, Inc. Series RC30, Class A5B 5.33% due 12/16/43*(2)(6)	1,000,000	1,017,071
Banc of America Large Loan, Inc. VRS Series UB2, Class A4B6 5.68% due 04/24/49*(2)	650,000	673,151
Banc of America Large Loan, Inc. VRS Series 2010-UB3, Class A4B3 5.90% due 02/15/51*(2)	2,000,000	2,113,368
Bank of America Commercial Mtg., Inc. Series 2006-5, Class AM 5.45% due 09/10/47(2)	500,000	516,657
Cajun Global LLC Series 2011-1A, Class A2 6.00% due 02/20/41*(1)	500,000	506,560
Citibank Credit Card Issuance Trust Series 2008-A1, Class A1 5.35% due 02/07/20	1,500,000	1,668,266
Citigroup Mtg. Loan Trust, Inc. VRS Series 2007-AMC1, Class A2A 0.30% due 12/25/36	987,446	890,808
Commercial Mtg. Pass Through Certs. Series 2005-C6, Class B VRS 5.24% due 06/10/44(2)	1,000,000	945,737
Credit Suisse Mtg. Capital Certs., Series 2007-1, Class 5A13 6.00% due 02/25/37(3)	910,614	798,732
DBUBS Mtg. Trust VRS Series 2011-LC1A, Class F 5.56% due 11/10/46*(2)	2,500,000	2,279,331
Dominos Pizza Master Issuer LLC Series 2007-1, Class A2 5.26% due 04/25/37*	275,000	283,250
Entergy Arkansas Restoration Funding LLC Series 2010A, Class A1 2.30% due 08/01/21	200,000	195,922
Extended Stay America Trust Series 2010-ESHA, Class D 5.50% due 11/05/15*(2)	1,000,000	1,049,247
FDIC Structured Sale Guaranteed Notes Series 2010-S1, Class 2A 3.25% due 04/25/38*(3)	2,566,277	2,638,108
GMAC Mtg. Corp Loan Trust Series 2010-1, Class A 4.25% due 07/25/40*(3)	159,708	161,846
GS Mtg. Securities Trust VRS Series 2007-GG10, Class A4 5.80% due 08/10/45(2)	4,250,000	4,540,036
JP Morgan Mtg. Acquisition Corp. VRS Series 2006-CH2, Class AV3 0.36% due 10/25/36	1,500,000	1,230,127
LB - UBS Commercial Mtg. Trust VRS Series 2007-C7, Class AM 6.17% due 09/15/45(2)	1,500,000	1,540,638
Merrill Lynch/Countrywide Commercial Mtg. Trust, VRS Series 2007-8, Class AM 5.96% due 08/12/49(2)	500,000	508,408
Morgan Stanley Capital I Pass Through Certs. VRS Series 2006-HQ9, Class B 5.83% due 07/05/44(2)	1,112,000	1,101,636

Security Description	Principal Amount(9)	Value (Note 2)

Diversified Financial Services (continued)
Morgan Stanley Capital I VRS Series 2005-IQ10, Class B 5.31% due 09/15/42(2)	$150,000	$145,416
Morgan Stanley Capital I VRS Series 2006-HQ9, Class AJ 5.79% due 07/12/44(2)	1,000,000	1,027,540
Morgan Stanley Re - remic Trust VRS Series 2009-GG10, Class A4B 5.80% due 08/12/45*(2)	1,000,000	1,040,057
Morgan Stanley Re - remic Trust VRS Series 2010-GG10, Class A4B 5.80% due 08/15/45*(2)	1,500,000	1,560,085
Sierra Receivables Funding Co. Series 2010-3A, Class A 3.51% due 11/20/25*	168,954	166,501
Sonic Capital LLC Series 2006-1A, Class A2 5.10% due 12/20/31*	262,136	269,672
Soundview Home Equity Loan Trust VRS Series 2007-OPT1, Class 2A1 0.34% due 06/25/37	660,259	579,316

Total Asset Backed Securities
(cost $28,736,981)		29,946,881

CONVERTIBLE BONDS & NOTES — 0.0%
Telecom Services — 0.0%
ICO North America, Inc. Senior Sec. Notes 7.50% due 08/15/09†(1)(5)(6)(11)(13) (cost $140,000)	140,000	156,800

U.S. CORPORATE BONDS & NOTES — 47.2%
Advanced Materials — 0.2%
Polymer Group, Inc. Senior Sec. Notes 7.75% due 02/01/19*	900,000	937,125

Advertising Services — 0.4%
Checkout Holding Corp. Senior Notes zero coupon due 11/15/15*	1,065,000	684,263
Visant Corp. Company Guar. Notes 10.00% due 10/01/17	1,035,000	1,120,387

		1,804,650

Aerospace/Defense — 0.2%
Spirit Aerosystems, Inc. Company Guar. Notes 7.50% due 10/01/17	795,000	844,688

Agricultural Chemicals — 0.0%
Incitec Pivot Finance LLC Company Guar. Notes 6.00% due 12/10/19*	30,000	31,318

Airlines — 0.2%
Continental Airlines, Inc. Pass Through Certs. Series 2000-2, Class C 8.31% due 04/02/11	10,012	10,062
Delta Air Lines, Inc. Senior Sec. Notes 9.50% due 09/15/14*	878,000	957,020
Delta Air Lines, Inc. Sec. Notes 12.25% due 03/15/15*	175,000	200,375

		1,167,457

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2011 (Unaudited) — (continued)

Security Description	Principal Amount(9)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Applications Software — 0.1%
Microsoft Corp. Senior Notes 4.00% due 02/08/21	$99,000	$99,320
SS&C Technologies, Inc. Company Guar. Notes 11.75% due 12/01/13	250,000	258,125

		357,445

Auto - Heavy Duty Trucks — 0.2%
Navistar International Corp. Company Guar. Notes 8.25% due 11/01/21	915,000	1,013,363

Auto/Truck Parts & Equipment - Original — 0.9%
Cooper - Standard Automotive, Inc. Company Guar. Notes 8.50% due 05/01/18	930,000	1,004,400
Dana Holding Corp. Senior Notes 6.50% due 02/15/19	125,000	126,250
Dana Holding Corp. Senior Notes 6.75% due 02/15/21	1,000,000	1,012,500
Johnson Controls, Inc. Senior Notes 5.70% due 03/01/41	180,000	183,636
Lear Corp. Company Guar. Notes 8.13% due 03/15/20	1,745,000	1,954,400

		4,281,186

Auto/Truck Parts & Equipment - Replacement — 0.0%
Exide Corp. Escrow Notes 10.00% due 04/15/05†(1)(6)	150,000	0

Banks - Commercial — 0.7%
BB&T Corp. Senior Notes 3.20% due 03/15/16	340,000	339,524
Branch Banking & Trust Co. FRS Sub. Notes 0.61% due 05/23/17	168,000	153,839
CIT Group, Inc. Senior Sec. Notes 7.00% due 05/01/17	1,028,138	1,035,849
Credit Suisse New York Sub. Notes 6.00% due 02/15/18	463,000	494,378
First Horizon National Corp. Senior Notes 5.38% due 12/15/15	305,000	317,868
KeyBank NA Sub. Notes 7.41% due 10/15/27	52,000	58,137
Regions Financial Corp. Senior Notes 5.75% due 06/15/15	167,000	167,000
US Bank NA FRS Sub. Notes 3.78% due 04/29/20	300,000	306,735
Wachovia Bank NA Sub. Notes 6.00% due 11/15/17	282,000	316,006

		3,189,336

Security Description	Principal Amount(9)	Value (Note 2)

Banks - Fiduciary — 0.1%
State Street Capital Trust IV FRS Ltd. Guar. Notes 1.30% due 06/15/37	$454,000	$368,278

Banks - Super Regional — 0.8%
BAC Capital Trust XV FRS Ltd. Guar. Notes 1.10% due 06/01/56	10,000	6,807
Bank of America NA Sub. Notes 5.30% due 03/15/17	309,000	322,021
Fifth Third Bancorp. Senior Notes 3.63% due 01/25/16	185,000	185,686
Huntington Bancshares, Inc. Sub. Notes 7.00% due 12/15/20	183,000	200,465
JPMorgan Chase Bank NA Sub. Notes 5.88% due 06/13/16	175,000	193,530
PNC Preferred Funding Trust II FRS Jr. Sub. Bonds 6.11% due 03/15/12*(7)	30,000	23,700
SunTrust Banks, Inc. Senior Notes 6.00% due 09/11/17	135,000	145,198
SunTrust Banks, Inc. Sub. Notes 6.00% due 02/15/26	28,000	27,114
Wachovia Capital Trust III FRS Ltd. Guar. Notes 5.80% due 03/15/11(7)	1,359,000	1,236,690
Wachovia Corp. FRS Senior Notes 0.57% due 06/15/17	330,000	315,490
Wells Fargo & Co. Senior Notes 3.68% due 06/15/16	240,000	245,132
Wells Fargo & Co. FRS Senior Notes 0.50% due 10/28/15	392,000	381,285
Wells Fargo & Co. FRS Jr. Sub. Bonds 7.98% due 03/15/18(7)	150,000	160,500
Wells Fargo Bank NA FRS Sub. Notes 0.49% due 05/16/16	290,000	268,775

		3,712,393

Brewery — 0.0%
Anheuser - Busch InBev Worldwide, Inc. Company Guar. Notes 4.38% due 02/15/21	118,000	118,418

Broadcast Services/Program — 0.7%
Clear Channel Communications, Inc. Company Guar. Notes 9.00% due 03/01/21*	1,250,000	1,270,312
Clear Channel Communications, Inc. Company Guar. Notes 10.75% due 08/01/16	720,000	702,000
Fisher Communications, Inc. Company Guar. Notes 8.63% due 09/15/14	562,000	577,455

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2011 (Unaudited) — (continued)

Security Description	Principal Amount(9)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Broadcast Services/Program (continued)
Nexstar Broadcasting, Inc./Mission Broadcasting, Inc. Senior Sec.Notes 8.88% due 04/15/17	$1,000,000	$1,085,000

		3,634,767

Building & Construction Products - Misc. — 0.1%
Interline Brands, Inc. Company Guar. Notes 7.00% due 11/15/18	450,000	466,875

Building Products - Cement — 0.3%
Cemex Finance LLC Senior Sec. Notes 9.50% due 12/14/16	1,505,000	1,614,063

Building - Heavy Construction — 0.2%
New Enterprise Stone & Lime Co. Senior Notes 11.00% due 09/01/18*	1,020,000	1,042,950

Building - Residential/Commercial — 1.0%
Beazer Homes USA, Inc. Senior Notes 9.13% due 05/15/19*	675,000	696,093
K. Hovnanian Enterprises, Inc. Senior Sec. Notes 10.63% due 10/15/16	625,000	677,344
KB Home Company Guar. Notes 9.10% due 09/15/17	400,000	428,000
Lennar Corp. Company Guar. Notes 6.95% due 06/01/18	650,000	648,375
M/I Homes, Inc. Company Guar. Notes 8.63% due 11/15/18*	620,000	630,850
Standard Pacific Corp. Company Guar. Notes 8.38% due 05/15/18*	875,000	927,500
Standard Pacific Corp. Sec. Notes 8.38% due 05/15/18	990,000	1,049,400

		5,057,562

Cable/Satellite TV — 1.3%
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 7.00% due 01/01/19	985,000	1,002,238
Comcast Corp. Company Guar. Notes 5.90% due 03/15/16	800,000	889,608
COX Communications, Inc. Notes 7.13% due 10/01/12	125,000	136,063
CSC Holdings LLC Senior Notes 8.63% due 02/15/19	750,000	864,375
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 6.38% due 06/15/15	135,000	139,219
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 7.63% due 05/15/16	135,000	148,500
Echostar DBS Corp. Company Guar. Notes 7.75% due 05/31/15	1,305,000	1,425,712

Security Description	Principal Amount(9)	Value (Note 2)

Cable/Satellite TV (continued)
Insight Communications Co., Inc. Senior Notes 9.38% due 07/15/18*	$1,775,000	$1,956,937

		6,562,652

Capacitors — 0.2%
Kemet Corp. Senior Sec. Notes 10.50% due 05/01/18	825,000	936,375

Casino Hotels — 1.1%
CityCenter Holdings LLC/CityCenter Finance Corp. Senior Sec. Notes 10.75% due 01/15/17*(8)	1,225,000	1,280,125
Eldorado Casino (Shreveport) 1st Mtg. Notes 10.00% due 08/01/12(6)(8)	1,437,426	1,376,335
Eldorado Resorts LLC Senior Notes 9.00% due 04/15/14(1)(6)	250,000	223,038
Harrah’s Operating Co., Inc. Senior Sec. Notes 11.25% due 06/01/17	935,000	1,061,225
MGM Resorts International, Inc. Senior Sec. Notes 11.13% due 11/15/17	480,000	553,200
Turning Stone Resort Casino Enterprise Senior Notes 9.13% due 09/15/14*	920,000	945,300

		5,439,223

Casino Services — 0.1%
Chukchansi Economic Development Authority Senior Notes 8.00% due 11/15/13*	715,000	536,250

Cellular Telecom — 0.4%
Cricket Communications, Inc. Company Guar. Notes 7.75% due 10/15/20	1,250,000	1,196,875
Nextel Communications, Inc. Company Guar. Notes 7.38% due 08/01/15	750,000	751,875

		1,948,750

Chemicals - Diversified — 0.3%
Dow Chemical Co. Senior Notes 4.25% due 11/15/20	148,000	142,626
PPG Industries, Inc. Senior Notes 1.90% due 01/15/16	53,000	50,283
PPG Industries, Inc. Senior Notes 3.60% due 11/15/20	235,000	221,340
PPG Industries, Inc. Senior Notes 5.50% due 11/15/40	108,000	106,435
Solutia, Inc. Company Guar. Notes 7.88% due 03/15/20	945,000	1,039,500

		1,560,184

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2011 (Unaudited) — (continued)

Security Description	Principal Amount(9)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Chemicals - Specialty — 0.4%
Eastman Chemical Co. Debentures 7.25% due 01/15/24	$408,000	$467,893
Huntsman International LLC Company Guar. Notes 8.63% due 03/15/21*	1,225,000	1,359,750

		1,827,643

Circuit Boards — 0.1%
Viasystems, Inc. Senior Sec. Notes 12.00% due 01/15/15*	510,000	577,575

Coal — 1.0%
Arch Coal, Inc. Company Guar. Notes 8.75% due 08/01/16	825,000	920,906
Consol Energy, Inc. Company Guar. Notes 8.00% due 04/01/17	160,000	173,600
Consol Energy, Inc. Company Guar. Notes 8.25% due 04/01/20	830,000	915,075
Foresight Energy LLC/Foresight Energy Corp. Company Guar. Notes 9.63% due 08/15/17*	1,075,000	1,155,625
Patriot Coal Corp. Company Guar. Notes 8.25% due 04/30/18	1,510,000	1,615,700

		4,780,906

Commercial Services — 0.5%
Ceridian Corp. Company Guar. Notes 11.25% due 11/15/15	2,100,000	2,199,750

Commercial Services - Finance — 0.0%
Moody’s Corp. Senior Notes 5.50% due 09/01/20	44,000	44,604

Computer Services — 0.3%
Affiliated Computer Services, Inc. Senior Notes 5.20% due 06/01/15	156,000	167,347
Compucom Systems, Inc. Senior Sub. Notes 12.50% due 10/01/15*	900,000	972,000
International Business Machines Corp. Senior Notes 6.22% due 08/01/27	280,000	326,533

		1,465,880

Computers - Memory Devices — 0.2%
Spansion LLC Company Guar. Notes 7.88% due 11/15/17*	870,000	887,400

Consulting Services — 0.3%
FTI Consulting, Inc. Company Guar. Notes 6.75% due 10/01/20*	1,350,000	1,350,000

Consumer Products - Misc. — 0.5%
American Achievement Corp. Senior Sec. Notes 10.88% due 04/15/16*	960,000	964,800

Security Description	Principal Amount(9)	Value (Note 2)

Consumer Products - Misc. (continued)
Kimberly - Clark Corp. Senior Notes 5.30% due 03/01/41	$252,000	$255,780
Reynolds Group Issuer, Inc Company Guar. Notes 9.00% due 04/15/19*	1,015,000	1,058,137

		2,278,717

Containers - Metal/Glass — 0.6%
Ball Corp. Company Guar. Notes 7.38% due 09/01/19	1,416,000	1,539,900
Crown Americas LLC/Crown Americas Capital Corp. III Senior Notes 6.25% due 02/01/21*	850,000	858,500
Crown Cork & Seal Co., Inc. Senior Notes 7.38% due 12/15/26	755,000	749,337

		3,147,737

Containers - Paper/Plastic — 0.5%
Berry Plastics Corp. Senior Sec. Notes 8.25% due 11/15/15	325,000	348,156
Berry Plastics Corp. Senior Sec. Notes 9.50% due 05/15/18	310,000	310,775
Graphic Packaging International, Inc. Company Guar. Notes 9.50% due 06/15/17	400,000	444,000
Packaging Dynamics Corp. Senior Sec. Notes 8.75% due 02/01/16*	1,225,000	1,254,094

		2,357,025

Cosmetics & Toiletries — 0.2%
Revlon Consumer Products Corp. Senior Sec. Notes 9.75% due 11/15/15	1,100,000	1,193,500

Decision Support Software — 0.4%
PGS Solutions Company Guar. Notes 9.63% due 02/15/15	1,855,000	1,757,612

Dialysis Centers — 0.2%
DaVita, Inc. Company Guar. Notes 6.63% due 11/01/20	875,000	887,031

Distribution/Wholesale — 0.5%
American Tire Distributors, Inc. Senior Sec. Notes 9.75% due 06/01/17*	1,025,000	1,132,625
McJunkin Red Man Corp. Senior Sec. Notes 9.50% due 12/15/16*	1,100,000	1,089,000

		2,221,625

Diversified Banking Institutions — 2.0%
Bank of America Corp. FRS Senior Notes 1.72% due 01/30/14	135,000	136,691
Bank of America Corp. Sub. Notes 5.42% due 03/15/17	6,000	6,147

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2011 (Unaudited) — (continued)

Security Description	Principal Amount(9)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Bank of America Corp. FRS Jr. Sub. Notes 8.00% due 01/30/18(7)	$2,095,000	$2,211,671
Bank of America Corp. FRS Jr. Sub. Notes 8.13% due 05/15/18(7)	1,005,000	1,060,968
Citigroup, Inc. Sub. Notes 5.00% due 09/15/14	443,000	465,815
Citigroup, Inc. Senior Notes 5.38% due 08/09/20	181,000	187,639
Citigroup, Inc. Sub. Notes 6.00% due 10/31/33	140,000	133,599
GMAC LLC Sub. Notes 8.00% due 12/31/18	1,500,000	1,657,500
Goldman Sachs Group, Inc. Senior Notes 3.63% due 02/07/16	360,000	359,334
Goldman Sachs Group, Inc. Sub. Notes 5.63% due 01/15/17	162,000	171,655
Goldman Sachs Group, Inc. Senior Notes 5.95% due 01/18/18	171,000	185,643
Goldman Sachs Group, Inc. Senior Notes 6.25% due 02/01/41	347,000	353,128
JPMorgan Chase & Co. Senior Notes 3.45% due 03/01/16	212,000	212,950
JPMorgan Chase & Co. Senior Notes 4.40% due 07/22/20	677,000	660,997
JPMorgan Chase & Co. Sub. Notes 6.13% due 06/27/17	365,000	400,269
JPMorgan Chase & Co. FRS Sub. Notes 1.55% due 09/01/15	162,000	161,720
JPMorgan Chase & Co. FRS Jr. Sub Notes 7.90% due 04/30/18(7)	150,000	163,277
JPMorgan Chase Capital XXIII FRS Ltd. Guar. Bonds 1.31% due 05/15/77	65,000	50,773
Morgan Stanley Sub. Notes 4.75% due 04/01/14	239,000	249,884
Morgan Stanley Senior Notes 5.55% due 04/27/17	595,000	629,311
Morgan Stanley Senior Notes 5.95% due 12/28/17	195,000	208,146
Nationsbank Corp. Sub. Notes 7.25% due 10/15/25	49,000	52,591

		9,719,708

Security Description	Principal Amount(9)	Value (Note 2)

Diversified Financial Services — 1.0%
Citigroup Capital XXI FRS Company Guar. Bonds 8.30% due 12/21/57	$3,095,000	$3,187,850
General Electric Capital Corp. Senior Notes 2.25% due 11/09/15	371,000	359,443
General Electric Capital Corp. Senior Notes 4.38% due 09/16/20	290,000	281,690
General Electric Capital Corp. Sub. Notes 5.30% due 02/11/21	290,000	297,924
General Electric Capital Corp. Senior Notes 5.88% due 01/14/38	162,000	162,531
General Electric Capital Corp. Senior Notes 6.15% due 08/07/37	740,000	764,571

		5,054,009

Diversified Manufacturing Operations — 0.2%
General Electric Co. Senior Notes 5.25% due 12/06/17	85,000	93,114
Harland Clarke Holdings Corp. Company Guar. Notes 9.50% due 05/15/15	700,000	687,750
Harsco Corp. Senior Notes 2.70% due 10/15/15	377,000	369,118

		1,149,982

E - Commerce/Services — 0.0%
Expedia, Inc. Company Guar. Notes 5.95% due 08/15/20	188,000	190,115

Electric - Distribution — 0.1%
Oglethorpe Power Corp. 1st. Mtg. Notes 5.38% due 11/01/40	360,000	344,807

Electric - Generation — 1.0%
AES Corp. Senior Notes 8.00% due 10/15/17	815,000	884,275
AES Corp. Senior Notes 8.00% due 06/01/20	400,000	438,000
Allegheny Energy Supply Co. LLC Senior Notes 6.75% due 10/15/39*	343,000	334,491
Edison Mission Energy Senior Notes 7.00% due 05/15/17	1,450,000	1,178,125
Edison Mission Energy Senior Notes 7.63% due 05/15/27	370,000	270,100
Homer City Funding LLC Senior Sec. Notes 8.14% due 10/01/19	217,750	209,584
Midwest Generation LLC Pass Through Certs., Series B 8.56% due 01/02/16	205,040	212,216

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2011 (Unaudited) — (continued)

Security Description	Principal Amount(9)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Electric - Generation (continued)
Reliant Energy Mid - Atlantic Power Holdings LLC Pass Through Certs., Series B 9.24% due 07/02/17	$487,325	$521,438
Reliant Energy Mid - Atlantic Power Holdings LLC Pass Through Certs., Series C 9.68% due 07/02/26	300,000	321,000
Sithe/Independence Funding Corp. Senior Sec. Notes 9.00% due 12/30/13	713,252	737,909

		5,107,138

Electric - Integrated — 0.5%
Ameren Energy Generating Co. Senior Notes 6.30% due 04/01/20	196,000	197,820
Cleco Power LLC Senior Notes 6.00% due 12/01/40	187,000	178,998
Commonwealth Edison Co. 1st Mtg. Bonds 1.63% due 01/15/14	152,000	151,622
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/33	336,000	365,040
Exelon Generation Co. LLC Senior Notes 5.75% due 10/01/41	480,000	450,519
Great Plains Energy, Inc. Senior Notes 2.75% due 08/15/13	135,000	136,799
Mirant Mid - Atlantic LLC Pass Through Certs., Series B 9.13% due 06/30/17	237,024	258,356
Southern Energy, Inc. Escrow Notes 7.90% due 07/15/09†(1)(6)	725,000	0
Teco Finance, Inc. Company Guar. Notes 6.57% due 11/01/17	96,000	108,890
Texas Competitive Electric Holdings Co. LLC Company Guar. Notes, Series A 10.25% due 11/01/15	1,480,000	832,500

		2,680,544

Electronic Components - Misc. — 0.3%
Jabil Circuit, Inc. Senior Notes 7.75% due 07/15/16	675,000	764,437
Jabil Circuit, Inc. Senior Notes 8.25% due 03/15/18	575,000	654,063

		1,418,500

Electronic Components - Semiconductors — 0.6%
Broadcom Corp. Senior Notes 1.50% due 11/01/13*	174,000	172,743
Broadcom Corp. Senior Notes 2.38% due 11/01/15*	174,000	168,340
Freescale Semiconductor, Inc. Company Guar. Notes 9.13% due 12/15/14(8)	500,000	522,500

Security Description	Principal Amount(9)	Value (Note 2)

Electronic Components - Semiconductors (continued)
Freescale Semiconductor, Inc. Senior Sec. Notes 9.25% due 04/15/18*	$1,255,000	$1,399,325
Freescale Semiconductor, Inc. Senior Sec. Notes 10.13% due 03/15/18*	560,000	641,200
National Semiconductor Corp. Senior Notes 6.60% due 06/15/17	214,000	236,333

		3,140,441

Electronics - Military — 0.0%
L - 3 Communications Corp. Company Guar. Notes 4.95% due 02/15/21	170,000	172,478

Energy - Alternate Sources — 0.3%
Headwaters, Inc. Sec. Notes 11.38% due 11/01/14	1,375,000	1,615,625

Enterprise Software/Service — 0.2%
Mantech International Corp. Company Guar. Notes 7.25% due 04/15/18	850,000	888,250

Finance - Auto Loans — 0.4%
Ford Motor Credit Co., LLC Senior Notes 5.75% due 02/01/21	407,000	401,801
Ford Motor Credit Co., LLC Senior Notes 12.00% due 05/15/15	1,190,000	1,502,818

		1,904,619

Finance - Commercial — 0.0%
Textron Financial Corp. Senior Notes 5.40% due 04/28/13	153,000	161,400

Finance - Credit Card — 0.0%
Capital One Capital III, Ltd. Guar. Bonds 7.69% due 08/15/36	108,000	111,105

Finance - Investment Banker/Broker — 0.1%
Jefferies Group, Inc. Senior Notes 3.88% due 11/09/15	280,000	278,661
Lehman Brothers Holdings Capital Trust VII FRS Ltd. Guar. Notes 5.86% due 05/31/12†(4)(7)(13)	101,000	10
Lehman Brothers Holdings, Inc. Senior Notes 5.50% due 04/04/16†(4)(13)	97,000	24,614
Lehman Brothers Holdings, Inc. Sub. Notes 6.75% due 12/28/17†(4)(13)	111,000	11
Lehman Brothers Holdings, Inc. Sub. Notes 7.50% due 05/11/38†(4)(13)	143,000	14
Merrill Lynch & Co., Inc. Sub. Notes 6.05% due 05/16/16	283,000	301,617

		604,927

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2011 (Unaudited) — (continued)

Security Description	Principal Amount(9)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Finance - Other Services — 0.3%
ERAC USA Finance LLC Company Guar. Notes 2.25% due 01/10/14*	$221,000	$220,723
National Rural Utilities Cooperative Finance Corp. Notes 3.05% due 03/01/16	173,000	174,712
SquareTwo Financial Corp. Senior Sec. Notes 11.63% due 04/01/17*	940,000	942,350

		1,337,785

Financial Guarantee Insurance — 0.1%
Assured Guaranty Municipal Holdings, Inc. FRS Company Guar. Notes 6.40% due 12/15/36*	800,000	504,000

Firearms & Ammunition — 0.2%
FGI Operating Co, Inc. Senior Sec. Notes 10.25% due 08/01/15	986,000	1,053,788

Food - Canned — 0.2%
Blue Merger Sub, Inc. Senior Notes 7.63% due 02/15/19*	1,200,000	1,212,000

Food - Meat Products — 0.2%
Smithfield Foods, Inc. Senior Sec. Notes 10.00% due 07/15/14	725,000	855,500

Food - Misc. — 0.1%
Kraft Foods, Inc. Senior Notes 6.50% due 02/09/40	414,000	445,832

Food - Retail — 0.1%
Ahold Finance USA LLC Company Guar. Notes 6.88% due 05/01/29	241,000	264,672
Ingles Markets, Inc. Senior Notes 8.88% due 05/15/17	400,000	430,000

		694,672

Funeral Services & Related Items — 0.5%
Carriage Services, Inc. Company Guar. Notes 7.88% due 01/15/15	1,425,000	1,446,375
Service Corp. International Senior Notes 8.00% due 11/15/21	1,000,000	1,095,000

		2,541,375

Gambling (Non - Hotel) — 0.4%
Downstream Development Authority Senior Sec. Notes 12.00% due 10/15/15*	1,415,000	1,485,750
Waterford Gaming LLC Senior Notes 8.63% due 09/15/14*	663,000	232,050

		1,717,800

Gas - Distribution — 0.0%
Southern Union Co. Senior Notes 7.60% due 02/01/24	198,000	218,391

Security Description	Principal Amount(9)	Value (Note 2)

Gas - Transportation — 0.2%
Sabine Pass LNG LP Senior Sec. Notes 7.25% due 11/30/13	$820,000	$832,300

Hazardous Waste Disposal — 0.2%
Clean Harbors, Inc. Senior Sec. Notes 7.63% due 08/15/16	954,000	1,013,625

Home Furnishings — 0.2%
Norcraft Cos., LP/Norcraft Finance Corp. Senior Sec. Notes 10.50% due 12/15/15	900,000	963,000

Independent Power Producers — 1.4%
Calpine Corp. Senior Sec. Notes 7.88% due 07/31/20*	995,000	1,052,212
Calpine Corp. Escrow Notes 8.75% due 07/15/13†(1)(6)	1,615,000	0
Dynegy - Roseton/Danskammer Pass Through Certs. Series B 7.67% due 11/08/16	2,325,000	2,261,062
GenOn Escrow Corp. Senior Notes 9.50% due 10/15/18*	850,000	890,375
NGC Corp. Capital Trust I Company Guar. Bonds 8.32% due 06/01/27	750,000	390,000
NRG Energy, Inc. Company Guar. Notes 7.38% due 02/01/16	475,000	491,625
NRG Energy, Inc. Company Guar. Notes 7.63% due 01/15/18*	575,000	598,719
NRG Energy, Inc. Company Guar. Notes 8.25% due 09/01/20*	925,000	973,563

		6,657,556

Insurance - Life/Health — 0.2%
Jefferson - Pilot Corp. Senior Notes 4.75% due 01/30/14	145,000	152,386
Nationwide Financial Services, Inc. Senior Notes 5.90% due 07/01/12	187,000	194,749
Protective Life Corp. Senior Notes 8.45% due 10/15/39	396,000	440,572
Prudential Financial, Inc. Senior Notes 4.50% due 11/15/20	304,000	300,388

		1,088,095

Insurance - Multi - line — 0.6%
Hartford Financial Services Group, Inc. Senior Notes 5.50% due 10/15/16	160,000	168,536
Hartford Financial Services Group, Inc. FRS Jr. Sub. Debentures 8.13% due 06/15/68	1,600,000	1,768,000
MetLife, Inc. Senior Notes 6.75% due 06/01/16	250,000	290,207

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2011 (Unaudited) — (continued)

Security Description	Principal Amount(9)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Insurance - Multi - line (continued)
Metropolitan Life Global Funding I Senior Sec. Notes 2.88% due 09/17/12*	$280,000	$286,327
Nationwide Mutual Insurance Co. Sub. Notes 9.38% due 08/15/39*	280,000	333,789

		2,846,859

Insurance - Mutual — 0.5%
Liberty Mutual Group, Inc. Senior Notes 5.75% due 03/15/14*	135,000	143,484
Liberty Mutual Group, Inc. Senior Notes 6.50% due 03/15/35*	182,000	165,609
Liberty Mutual Group, Inc. Company Guar. Notes 7.80% due 03/07/87*	295,000	295,000
Liberty Mutual Group, Inc. FRS Company Guar. Notes 10.75% due 06/15/88*	1,290,000	1,680,225

		2,284,318

Investment Companies — 0.1%
Fox Acquisition Sub LLC Senior Notes 13.38% due 07/15/16*	410,000	456,638

Machinery - Farming — 0.2%
Case New Holland, Inc. Senior Notes 7.88% due 12/01/17*	745,000	832,538
CNH America LLC Company Guar. Notes 7.25% due 01/15/16	130,000	142,025

		974,563

Marine Services — 0.3%
Great Lakes Dredge & Dock Corp. Company Guar. Notes 7.38% due 02/01/19*	1,300,000	1,329,250

Medical Instruments — 0.1%
Accellent, Inc. Senior Sec. Notes 8.38% due 02/01/17	525,000	556,500

Medical Products — 0.2%
Becton Dickinson and Co. Senior Notes 7.00% due 08/01/27	244,000	291,470
Universal Hospital Services, Inc. Senior Sec. Notes 8.50% due 06/01/15(8)	600,000	627,000

		918,470

Medical - Biomedical/Gene — 0.2%
Bio - Rad Laboratories, Inc. Senior Sub. Notes 8.00% due 09/15/16	1,090,000	1,199,000

Medical - Drugs — 0.0%
Schering - Plough Corp Senior Notes 6.00% due 09/15/17	191,000	220,889

Security Description	Principal Amount(9)	Value (Note 2)

Medical - HMO — 0.1%
Aetna, Inc. Senior Notes. 6.75% due 12/15/37	$280,000	$319,513
UnitedHealth Group, Inc. Senior Notes 5.25% due 03/15/11	145,000	145,220
UnitedHealth Group, Inc. Senior Notes 5.95% due 02/15/41	108,000	109,976

		574,709

Medical - Hospitals — 2.1%
Capella Healthcare, Inc. Company Guar. Notes 9.25% due 07/01/17*	1,000,000	1,075,000
HCA, Inc. Senior Notes 7.50% due 11/15/95	1,625,000	1,332,500
HCA, Inc. Senior Sec. Notes 8.50% due 04/15/19	3,160,000	3,539,200
Select Medical Corp. Company Guar. Notes 7.63% due 02/01/15	2,150,000	2,184,937
Tenet Healthcare Corp. Senior Notes 9.25% due 02/01/15	2,025,000	2,224,969

		10,356,606

Medical - Wholesale Drug Distribution — 0.0%
AmerisourceBergen Corp. Company Guar. Notes 5.63% due 09/15/12	139,000	147,688

Motion Pictures & Services — 0.1%
NAI Entertainment Holdings LLC Senior Sec. Notes 8.25% due 12/15/17*	425,000	456,875

MRI/Medical Diagnostic Imaging — 0.2%
Radnet Management, Inc. Company Guar. Notes 10.38% due 04/01/18	1,085,000	1,087,713

Multimedia — 0.3%
Haights Cross Operating Co. FRS Ltd. Guar. Notes 16.00% due 03/15/14†(1)(6)	57,636	56,051
Historic TW, Inc. Company Guar. Notes 6.63% due 05/15/29	140,000	151,544
NBC Universal, Inc. Senior Notes 2.88% due 04/01/16*	310,000	299,363
NBC Universal, Inc. Senior Notes 6.40% due 04/30/40*	200,000	208,951
News America, Inc. Company Guar. Notes 6.20% due 12/15/34	395,000	407,332
Time Warner Cos., Inc. Company Guar. Notes 6.95% due 01/15/28	286,000	318,434

		1,441,675

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2011 (Unaudited) — (continued)

Security Description	Principal Amount(9)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Music — 0.3%
WMG Acquisition Corp. Senior Sec. Notes 9.50% due 06/15/16	$1,240,000	$1,320,600

Networking Products — 0.1%
Juniper Networks, Inc. Senior Notes 3.10% due 03/15/16	82,000	82,150
Juniper Networks, Inc. Senior Notes 4.60% due 03/15/21	82,000	82,405
Juniper Networks, Inc. Senior Notes 5.95% due 03/15/41	220,000	221,593

		386,148

Non - Ferrous Metals — 0.0%
Renco Metals, Inc. Company Guar. Notes 11.50% due 07/01/03†(1)(6)(11)(14)	75,000	0

Non - Hazardous Waste Disposal — 0.2%
Allied Waste North America, Inc. Company Guar. Notes 6.88% due 06/01/17	173,000	188,138
Allied Waste North America, Inc. Company Guar. Notes 7.13% due 05/15/16	54,000	56,295
Casella Waste Systems, Inc. Company Guar. Notes 7.75% due 02/15/19*	300,000	307,500
Casella Waste Systems, Inc. Senior Sec. Notes 11.00% due 07/15/14	525,000	595,875

		1,147,808

Office Automation & Equipment — 0.3%
CDW LLC/CDW Finance Corp. Company Guar. Notes 11.00% due 10/12/15	1,300,000	1,413,750

Oil & Gas Drilling — 0.1%
Pride International, Inc. Senior Notes 6.88% due 08/15/20	550,000	613,250

Oil Companies - Exploration & Production — 2.7%
Alta Mesa Holdings/Alta Mesa Finance Services Corp. Senior Notes 9.63% due 10/15/18*	855,000	865,687
Carrizo Oil & Gas, Inc. Company Guar. Notes 8.63% due 10/15/18*	775,000	823,437
Chaparral Energy, Inc. Company Guar. Notes 8.25% due 09/01/21*	2,000,000	2,035,000
Chesapeake Energy Corp. Company Guar. Notes 6.13% due 02/15/21	425,000	433,500
Chesapeake Energy Corp. Company Guar. Notes 6.63% due 08/15/20	1,250,000	1,312,500
Chesapeake Energy Corp. Company Guar. Notes 6.88% due 08/15/18	360,000	383,400

Security Description	Principal Amount(9)	Value (Note 2)

Oil Companies - Exploration & Production (continued)
Denbury Resources, Inc. Company Guar. Notes 6.38% due 08/15/21	$445,000	$449,450
Encore Acquisition Co. Company Guar. Notes 9.50% due 05/01/16	490,000	553,700
Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 7.63% due 04/15/21*	450,000	474,750
Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 7.75% due 11/01/15*	670,000	696,800
Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 9.00% due 06/01/16*	200,000	210,000
Kerr - McGee Corp. Company Guar. Notes 7.88% due 09/15/31	255,000	296,349
Linn Energy LLC/Linn Energy Finance Corp. Senior Notes 8.63% due 04/15/20*	1,850,000	2,062,750
Pioneer Natural Resources Co. Company Guar. Notes 7.20% due 01/15/28	295,000	312,815
Pioneer Natural Resources Co. Senior Notes 7.50% due 01/15/20	515,000	578,239
Plains Exploration & Production Co. Company Guar. Notes 7.75% due 06/15/15	250,000	262,500
Plains Exploration & Production Co. Company Guar. Notes 10.00% due 03/01/16	325,000	368,875
QEP Resources, Inc. Senior Notes 6.88% due 03/01/21	725,000	759,437
Range Resources Corp. Company Guar. Notes 6.75% due 08/01/20	95,000	100,344
SM Energy Co. Senior Notes 6.63% due 02/15/19*	170,000	171,913
W&T Offshore, Inc. Company Guar. Notes 8.25% due 06/15/14*	110,000	111,925

		13,263,371

Oil Companies - Integrated — 0.1%
Hess Corp. Senior Notes 7.88% due 10/01/29	330,000	406,360
Marathon Petroleum Corp. Company Guar. Notes 6.50% due 03/01/41*	209,000	211,736

		618,096

Oil Refining & Marketing — 0.3%
Reliance Holdings USA, Inc. Company Guar. Notes 4.50% due 10/19/20*	250,000	236,681
Western Refining, Inc. Senior Sec. Notes 11.25% due 06/15/17*	945,000	1,067,850

		1,304,531

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2011 (Unaudited) — (continued)

Security Description	Principal Amount(9)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Oil - Field Services — 0.4%
Basic Energy Services, Inc. Company Guar. Notes 7.75% due 02/15/19*	$210,000	$217,875
Exterran Holdings, Inc. Company Guar. Notes 7.25% due 12/01/18*	615,000	630,375
Helix Energy Solutions Group, Inc. Company Guar. Notes 9.50% due 01/15/16*	1,045,000	1,086,800

		1,935,050

Paper & Related Products — 0.8%
Caraustar Industries, Inc. Senior Sec. Notes 10.00% due 08/15/14(6)(8)	94,431	89,237
Georgia - Pacific LLC Company Guar. Notes 5.40% due 11/01/20*	95,000	94,499
Mercer International, Inc. Company Guar. Notes 9.50% due 12/01/17*	430,000	464,400
Verso Paper Holdings LLC/Verso Paper, Inc. Senior Sec. Notes 8.75% due 02/01/19*	1,590,000	1,661,550
Verso Paper Holdings LLC/Verso Paper, Inc. Senior Sec. Notes 11.50% due 07/01/14	300,000	330,750
Westvaco Corp. Company Guar. Notes 8.20% due 01/15/30	1,150,000	1,233,266

		3,873,702

Pipelines — 1.6%
CenterPoint Energy Resources Corp. Senior Notes 4.50% due 01/15/21*	416,000	411,605
Copano Energy LLC/Copano Energy Finance Corp. Company Guar. Notes 7.75% due 06/01/18	600,000	624,000
El Paso Corp. Senior Notes 6.50% due 09/15/20*	100,000	107,500
El Paso Natural Gas Co. Senior Notes 8.38% due 06/15/32	195,000	242,041
Energy Transfer Equity LP Company Guar. Notes 7.50% due 10/15/20	950,000	1,029,562
Enterprise Products Operating LLC Company Guar. Notes 3.20% due 02/01/16	160,000	159,705
Enterprise Products Operating LLC Company Guar. Notes 5.20% due 09/01/20	90,000	92,788
Enterprise Products Operating LLC Company Guar. Notes 5.95% due 02/01/41	360,000	350,155
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 7.88% due 12/15/18*	750,000	768,750
Kinder Morgan Energy Partners LP Senior Notes 6.38% due 03/01/41	75,000	75,452

Security Description	Principal Amount(9)	Value (Note 2)

Pipelines (continued)
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. Company Guar. Notes 6.50% due 08/15/21	$800,000	$799,000
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. Company Guar. Notes 6.75% due 11/01/20	310,000	317,750
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. Company Guar. Notes 8.75% due 04/15/18	565,000	618,675
Plains All American Pipeline LP/PAA Finance Corp. Company Guar. Notes 5.00% due 02/01/21	217,000	217,653
Plains All American Pipeline LP/PAA Finance Corp. Company Guar. Notes 5.63% due 12/15/13	260,000	284,930
Plains All American Pipeline LP/PAA Finance Corp. Company Guar. Notes 6.50% due 05/01/18	249,000	279,499
Regency Energy Partners LP/Regency Energy Finance Corp. Company Guar. Notes 6.88% due 12/01/18	520,000	546,000
Regency Energy Partners LP/Regency Energy Finance Corp. Company Guar. Notes 9.38% due 06/01/16	400,000	447,500
Southern Star Central Corp. Senior Notes 6.75% due 03/01/16	350,000	357,000

		7,729,565

Printing - Commercial — 0.2%
Valassis Communications, Inc. Company Guar. Notes 6.63% due 02/01/21*	770,000	760,375

Publishing - Books — 0.2%
TL Acquisitions, Inc. Senior Notes 10.50% due 01/15/15*	990,000	1,027,125

Real Estate Investment Trusts — 0.6%
Brandywine Operating Partnership LP Company Guar. Notes 5.70% due 05/01/17	78,000	81,299
Developers Diversified Realty Corp. Senior Notes 7.88% due 09/01/20	700,000	819,652
DuPont Fabros Technology LP Company Guar. Notes 8.50% due 12/15/17	925,000	1,019,813
HCP, Inc. Senior Notes 3.75% due 02/01/16	175,000	176,581
HCP, Inc. Senior Notes 5.38% due 02/01/21	189,000	193,182
Sabra Health Care LP/Sabra Capital Corp. Company Guar. Notes 8.13% due 11/01/18*	720,000	759,600

		3,050,127

Real Estate Operations & Development — 0.3%
First Industrial LP Senior Notes 5.75% due 01/15/16	1,255,000	1,197,289

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2011 (Unaudited) — (continued)

Security Description	Principal Amount(9)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Real Estate Operations & Development (continued)
Regency Centers LP Company Guar. Notes 4.80% due 04/15/21	$198,000	$195,723

		1,393,012

Recycling — 0.0%
Aleris International, Inc. Escrow Notes 9.00% due 12/15/14†(1)(6)	1,625,000	163

Rental Auto/Equipment — 0.8%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. Company Guar. Notes 9.63% due 03/15/18	650,000	726,375
Hertz Corp. Company Guar. Notes 7.50% due 10/15/18*	800,000	847,000
RSC Equipment Rental, Inc./RSC Holdings III LLC Senior Notes 8.25% due 02/01/21*	1,000,000	1,057,500
RSC Equipment Rental, Inc./RSC Holdings III LLC Senior Notes 9.50% due 12/01/14	228,000	239,400
United Rentals North America, Inc. Company Guar. Notes 8.38% due 09/15/20	900,000	952,875

		3,823,150

Retail - Apparel/Shoe — 0.4%
Giraffe Acquisition Corp. Senior Notes 9.13% due 12/01/18*	965,000	984,300
Limited Brands, Inc. Senior Notes 6.95% due 03/01/33	470,000	437,100
Limited Brands, Inc. Company Guar. Notes 7.00% due 05/01/20	75,000	79,500
Limited Brands, Inc. Company Guar. Notes 8.50% due 06/15/19	210,000	240,450

		1,741,350

Retail - Discount — 0.0%
Family Dollar Stores, Inc. Senior Notes 5.00% due 02/01/21	174,000	172,117

Retail - Drug Store — 0.4%
CVS Caremark Corp. Senior Notes 6.25% due 06/01/27	471,000	515,501
CVS Pass - Through Trust Company Guar. Notes 5.77% due 01/31/33*	179,660	181,989
Rite Aid Corp. Senior Sec. Notes 10.25% due 10/15/19	975,000	1,073,719
Rite Aid Corp. Senior Sec. Notes 10.38% due 07/15/16	350,000	376,250

		2,147,459

Retail - Jewelry — 0.3%
Claire’s Escrow Corp. Senior Sec.Notes 8.88% due 03/15/19*	1,250,000	1,254,687

Security Description	Principal Amount(9)	Value (Note 2)

Retail - Propane Distribution — 0.2%
Ferrellgas LP/Ferrellgas Finance Corp. Senior Notes 6.50% due 05/01/21*	$415,000	$404,625
Inergy LP/Inergy Finance Corp. Senior Notes 6.88% due 08/01/21*	320,000	327,200
Inergy LP/Inergy Finance Corp. Company Guar. Notes 7.00% due 10/01/18*	215,000	222,794

		954,619

Retail - Regional Department Stores — 0.5%
Macy’s Retail Holdings, Inc. Company Guar. Notes 6.38% due 03/15/37	225,000	222,750
Macy’s Retail Holdings, Inc. Company Guar. Notes 6.65% due 07/15/24	440,000	442,200
Macy’s Retail Holdings, Inc. Company Guar. Notes 6.90% due 04/01/29	1,365,000	1,365,000
Macy’s Retail Holdings, Inc. Company Guar. Notes 7.45% due 10/15/16	360,000	395,100

		2,425,050

Retail - Restaurants — 0.6%
Dave & Buster’s, Inc. Company Guar. Notes 11.00% due 06/01/18	250,000	280,000
DineEquity, Inc. Senior Notes 9.50% due 10/30/18*	925,000	1,001,312
Landry’s Restaurants, Inc. Senior Sec. Notes 11.63% due 12/01/15	870,000	943,950
Wendy’s/Arby’s Restaurants LLC Company Guar. Notes 10.00% due 07/15/16	450,000	500,625

		2,725,887

Retail - Toy Stores — 0.3%
Toys R Us Property Co. II LLC Senior Sec. Notes 8.50% due 12/01/17	1,200,000	1,305,000

Rubber/Plastic Products — 0.0%
Venture Holdings Co. LLC Company Guar. Notes 11.00% due 06/01/07†(1)(6)(11)(13)	25,000	0

Savings & Loans/Thrifts — 0.0%
Amsouth Bank NA Sub. Notes 4.85% due 04/01/13	140,000	140,343

Seismic Data Collection — 0.2%
Geokinetics Holdings USA, Inc. Senior Sec. Notes 9.75% due 12/15/14	745,000	730,100

Special Purpose Entities — 0.4%
Capital One Capital V Ltd. Guar. Notes 10.25% due 08/15/39	775,000	841,844
Goldman Sachs Capital III FRS Company Guar. Notes 1.08% due 09/01/12(7)	178,000	139,203

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2011 (Unaudited) — (continued)

Security Description	Principal Amount(9)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Special Purpose Entities (continued)
Local TV Finance LLC Senior Notes 9.25% due 06/15/15*(8)	$273,848	$265,632
Nexeo Solutions LLC/Nexeo Solutions Finance Corp. Senior Sub.Notes 8.38% due 03/01/18*	850,000	864,875

		2,111,554

Steel - Producers — 0.3%
Ryerson, Inc. Senior Sec. Notes 12.00% due 11/01/15	450,000	483,750
Steel Dynamics, Inc. Company Guar. Notes 6.75% due 04/01/15	185,000	189,163
Steel Dynamics, Inc. Company Guar. Notes 7.75% due 04/15/16	895,000	950,937

		1,623,850

Storage/Warehousing — 0.1%
Mobile Mini, Inc. Company Guar. Notes 7.88% due 12/01/20*	425,000	452,625

Telecom Services — 0.8%
Cincinnati Bell Telephone Co. LLC Company Guar. Notes 7.18% due 12/15/23	25,000	20,625
Cincinnati Bell Telephone Co. LLC Company Guar. Notes 7.20% due 11/29/23	125,000	103,125
Cincinnati Bell Telephone Co. LLC Company Guar. Notes 7.27% due 12/11/23	250,000	206,250
Clearwire Communications LLC/Clearwire Finance, Inc. Senior Sec. Notes 12.00% due 12/01/15*	75,000	81,750
Embarq Corp. Senior Notes 7.08% due 06/01/16	217,000	246,954
PAETEC Escrow Corp. Senior Notes 9.88% due 12/01/18*	290,000	312,475
PAETEC Holding Corp. Senior Sec. Notes 8.88% due 06/30/17	1,200,000	1,302,000
Qwest Corp. Senior Notes 8.88% due 03/15/12	636,000	682,905
SBA Telecommunications, Inc. Company Guar. Notes 8.25% due 08/15/19	680,000	749,700

		3,705,784

Telephone - Integrated — 1.3%
Cincinnati Bell, Inc. Company Guar. Notes 8.25% due 10/15/17	775,000	782,750
Cincinnati Bell, Inc. Company Guar. Notes 8.38% due 10/15/20	550,000	543,125
Frontier Communications Corp. Senior Notes 8.13% due 10/01/18	625,000	694,531

Security Description	Principal Amount(9)	Value (Note 2)

Telephone - Integrated (continued)
Frontier Communications Corp. Senior Notes 8.25% due 04/15/17	$250,000	$276,250
Frontier Communications Corp. Senior Notes 8.50% due 04/15/20	250,000	277,500
Level 3 Financing, Inc. Company Guar. Notes 10.00% due 02/01/18	700,000	713,125
Qwest Communications International, Inc. Company Guar. Notes, Series B 7.50% due 02/15/14	105,000	106,575
Qwest Communications International, Inc. Company Guar. Notes 8.00% due 10/01/15	885,000	965,756
Sprint Capital Corp. Company Guar. Notes 6.88% due 11/15/28	975,000	878,719
Sprint Capital Corp. Company Guar. Notes 8.75% due 03/15/32	525,000	546,000
Verizon Virginia, Inc. Senior Notes 4.63% due 03/15/13	125,000	132,307
Windstream Corp. Company Guar. Notes 7.88% due 11/01/17	250,000	271,563

		6,188,201

Television — 0.0%
Young Broadcasting, Inc. Escrow Notes 8.75% due 01/15/14†(1)(6)	230,000	0
Young Broadcasting, Inc. Escrow Notes 10.00% due 03/01/11†(1)(6)	510,000	0

		0

Tools - Hand Held — 0.0%
Snap - On, Inc. Senior Notes 4.25% due 01/15/18	177,000	179,744

Transport - Air Freight — 0.2%
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class A-2 6.88% due 07/02/11	68,574	67,202
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class A-1 7.20% due 01/02/19	355,150	344,496
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class B 7.63% due 01/02/15	402,760	354,428
Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class A 8.71% due 01/02/19	440,712	436,305

		1,202,431

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2011 (Unaudited) — (continued)

Security Description	Principal Amount(9)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Transport - Equipment & Leasing — 0.0%
GATX Corp. Senior Notes 3.50% due 07/15/16	$160,000	$158,299

Transport - Services — 0.3%
Bristow Group, Inc. Company Guar. Notes 7.50% due 09/15/17	1,055,000	1,110,388
Ryder System, Inc. Senior Notes 3.15% due 03/02/15	116,000	117,217
Ryder System, Inc. Senior Notes 3.60% due 03/01/16	117,000	116,095

		1,343,700

Web Hosting/Design — 0.5%
Equinix, Inc. Senior Notes 8.13% due 03/01/18	2,050,000	2,224,250

Wire & Cable Products — 0.1%
Coleman Cable, Inc. Company Guar. Notes 9.00% due 02/15/18	550,000	573,375

Wireless Equipment — 0.1%
Motorola, Inc. Senior Notes 6.50% due 09/01/25	168,000	174,175
Motorola, Inc. Senior Notes 6.63% due 11/15/37	59,220	63,285

		237,460

Total U.S. CORPORATE BONDS & NOTES
(cost $223,441,615)		231,111,141

FOREIGN CORPORATE BONDS & NOTES — 8.0%
Banks - Commercial — 0.9%
Banco ABC Brasil SA Sub. Notes 7.88% due 04/08/20*	430,000	419,250
Banco Cruzeiro do Sul SA Sub. Notes 8.88% due 09/22/20*	450,000	442,644
Banco Internacional del Peru SAA Senior Notes 5.75% due 10/07/20*	290,000	276,950
Bangkok Bank PCL Senior Notes 4.80% due 10/18/20*	450,000	427,836
Barclays Bank PLC FRS Jr. Sub. Bonds 5.93% due 12/15/16*(7)	225,000	207,563
Barclays Bank PLC Sub. Notes 6.05% due 12/04/17*	140,000	144,931
Barclays Bank PLC FRS Jr. Sub. Notes 6.86% due 06/15/32*(7)	124,000	115,320
Credit Suisse AG Sub. Notes 5.40% due 01/14/20	181,000	183,387
Groupe BPCE FRS Jr. Sub Notes 3.80% due 03/30/11(7)	78,000	52,509

Security Description	Principal Amount(9)	Value (Note 2)

Banks - Commercial (continued)
HSBC Bank PLC Senior Notes 2.00% due 01/19/14*	$58,000	$58,085
HSBC Bank PLC Senior Notes 4.75% due 01/19/21*	190,000	190,219
ICICI Bank, Ltd. Senior Notes 5.75% due 11/16/20*	435,000	417,208
ING Bank NV Senior Notes 2.00% due 10/18/13*	204,000	201,995
Intesa Sanpaolo SpA FRS Notes 2.71% due 02/24/14*	170,000	169,759
Nordea Bank AB Senior Notes 2.13% due 01/14/14*	200,000	199,782
Nordea Bank AB FRS Jr. Sub. Bonds 8.38% due 03/25/15(7)	120,000	129,600
Rabobank Nederland NV Company Guar. Notes 2.13% due 10/13/15	226,000	218,545
Westpac Banking Corp. FRS Jr. Sub. Notes 0.65% due 09/30/11(7)	570,000	353,400

		4,208,983

Banks - Money Center — 0.2%
ABN Amro Bank NV FRS Senior Notes 2.07% due 01/30/14*	348,000	348,191
ABN Amro Bank NV Senior Notes 3.00% due 01/31/14*	287,000	286,337
Lloyds TSB Bank PLC FRS Senior Notes 2.65% due 01/24/14	330,000	338,632
Lloyds TSB Bank PLC Company Guar. Notes 6.50% due 09/14/20*	166,000	160,136

		1,133,296

Building & Construction Products - Misc. — 0.2%
Corp GEO SAB de CV Company Guar. Notes 9.25% due 06/30/20*	240,000	270,600
Desarrolladora Homex SAB de CV Company Guar. Notes 9.50% due 12/11/19*	400,000	457,000
Urbi Desarrollos Urbanos SAB de CV Company Guar. Notes 9.50% due 01/21/20*	330,000	377,850

		1,105,450

Building Products - Cement — 0.1%
Rearden G Holdings EINS GmbH Company Guar. Notes 7.88% due 03/30/20*	330,000	348,150

Building - Heavy Construction — 0.1%
Empresas ICA SAB de CV Company Guar. Notes 8.90% due 02/04/21*	430,000	440,750

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2011 (Unaudited) — (continued)

Security Description	Principal Amount(9)		Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Cellular Telecom — 0.4%
Telefonica Moviles Chile SA Senior Notes 2.88% due 11/09/15*		$117,000	$111,734
Vimpel Communications Via VIP Finance Ireland, Ltd. OJSC Notes 7.75% due 02/02/21*		1,925,000	1,990,065

			2,101,799

Chemicals - Diversified — 0.2%
OXEA Finance/Cy SCA Senior Sec. Notes 9.50% due 07/15/17*		745,000	817,060

Chemicals - Plastics — 0.3%
Montell Finance Co. BV Company Guar. Notes 8.10% due 03/15/27*		1,175,000	1,327,750

Computers - Memory Devices — 0.2%
Seagate HDD Cayman Company Guar. Notes 7.75% due 12/15/18*		930,000	953,250

Diamonds/Precious Stones — 0.1%
ALROSA Finance SA Company Guar. Notes 7.75% due 11/03/20*		435,000	459,261

Diversified Banking Institutions — 0.1%
BNP Paribas Bank Guar. Notes 3.60% due 02/23/16		76,000	76,462
BNP Paribas Bank Guar. Notes 4.80% due 06/24/15*		135,000	141,010
Credit Agricole SA FRS Jr. Sub. Bonds 6.64% due 05/31/17*(7)		46,000	41,055
Natixis FRS Sub. Notes 0.55% due 01/15/19		100,000	85,633

			344,160

Diversified Minerals — 0.0%
BHP Billiton Finance USA, Ltd. Company Guar. Notes 6.42% due 03/01/26		119,000	136,829

Electric - Generation — 0.2%
AES Andres Dominicana / Itabo Dominicana Company Guar. Notes 9.50% due 11/12/20*		445,000	477,262
Emgesa SA ESP Senior Notes 8.75% due 01/25/21*	COP	1,002,000,000	541,511

			1,018,773

Electric - Integrated — 0.2%
Dubai Electricity & Water Authority Senior Notes 7.38% due 10/21/20*		450,000	420,750
Iberdrola Finance Ireland Ltd. Company Guar. Notes 3.80% due 09/11/14*		344,000	346,776

			767,526

Security Description	Principal Amount(9)	Value (Note 2)

Finance - Other Services — 0.1%
DTEK Finance BV Company Guar. Notes 9.50% due 04/28/15*	$340,000	$357,850

Food - Retail — 0.1%
Cencosud SA Company Guar. Notes 5.50% due 01/20/21*	474,000	460,473

Forestry — 0.1%
China Forestry Holdings, Ltd. Company Guar. Notes 7.75% due 11/17/15*	430,000	236,458
Sino - Forest Corp. Company Guar. Notes 6.25% due 10/21/17*	199,000	198,291

		434,749

Gold Mining — 0.2%
Gold Fields Orogen Holding BVI, Ltd. Company Guar. Notes 4.88% due 10/07/20*	958,000	914,873

Import/Export — 0.1%
Marfrig Overseas, Ltd. Company Guar. Notes 9.50% due 05/04/20*	420,000	432,600

Independent Power Producers — 0.0%
AES Drax Energy, Ltd. Sec. Notes 11.50% due 08/30/10†(1)(6)(11)(15)	175,000	0

Insurance - Multi - line — 0.5%
Aegon NV FRS Jr. Sub. Notes 3.54% due 07/15/14(7)	62,000	41,084
Catlin Insurance Co., Ltd. FRS Jr. Sub. Notes 7.25% due 01/19/17*(7)	2,010,000	1,924,575
XL Capital, Ltd. Senior Notes 5.25% due 09/15/14	219,000	231,210
XL Capital, Ltd. Senior Notes 6.38% due 11/15/24	142,000	143,081

		2,339,950

Insurance - Reinsurance — 0.0%
Validus Holdings, Ltd. Senior Notes 8.88% due 01/26/40	191,000	208,317

Metal - Aluminum — 0.1%
Novelis, Inc. Company Guar. Notes 8.75% due 12/15/20*	525,000	578,812

Metal - Diversified — 0.0%
Xstrata Canada Corp. Company Guar. Notes 7.35% due 06/05/12	196,000	209,722

Oil & Gas Drilling — 0.1%
Transocean, Inc. Company Guar. Notes 4.95% due 11/15/15	245,000	259,215

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2011 (Unaudited) — (continued)

Security Description	Principal Amount(9)	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Oil Companies - Exploration & Production — 0.5%
Alliance Oil Co., Ltd. Senior Notes 9.88% due 03/11/15*	$420,000	$452,550
Compton Petroleum Finance Corp. Company Guar. Notes 10.00% due 09/15/17	690,740	545,685
KazMunayGas National Co. Senior Notes 6.38% due 04/09/21*	440,000	447,150
OPTI Canada, Inc. Senior Sec. Notes 7.88% due 12/15/14	1,215,000	662,175
OPTI Canada, Inc. Senior Sec. Notes 8.25% due 12/15/14	235,000	128,075

		2,235,635

Oil Companies - Integrated — 0.5%
BP Capital Markets PLC Company Guar. Notes 3.13% due 10/01/15	319,000	323,541
BP Capital Markets PLC Company Guar. Notes 3.88% due 03/10/15	265,000	277,644
ConocoPhillips Canada Funding Co. I Notes 5.63% due 10/15/16	330,000	372,206
ENI SpA Senior Notes 5.70% due 10/01/40*	363,000	338,515
Norsk Hydro A/S Company Guar. Notes 7.15% due 11/15/25	387,000	474,037
Total Capital SA Company Guar. Notes 2.30% due 03/15/16	517,000	502,898

		2,288,841

Paper & Related Products — 0.1%
Inversiones CMPC SA Notes 4.75% due 01/19/18*	247,000	237,644
PE Paper Escrow GmbH Senior Sec. Notes 12.00% due 08/01/14*	275,000	319,687

		557,331

Petrochemicals — 0.1%
Braskem Finance, Ltd. Company Guar. Notes 7.00% due 05/07/20*	410,000	423,325

Pipelines — 0.0%
TransCanada Pipelines, Ltd. FRS Jr. Sub. Notes 6.35% due 05/15/67	222,000	225,639

Real Estate Operations & Development — 0.2%
Country Garden Holdings Co. Senior Notes 11.13% due 02/23/18*	355,000	354,290
Country Garden Holdings Co. Senior Notes 11.25% due 04/22/17*	445,000	458,350

Security Description	Principal Amount(9)	Value (Note 2)

Real Estate Operations & Development (continued)
Shimao Property Holdings, Ltd. Company Guar. 9.65% due 08/03/17	$310,000	$301,770

		1,114,410

Semiconductor Equipment — 0.0%
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co. Company Guar. Notes 10.50% due 04/15/18	160,000	180,800

Sovereign Agency — 0.1%
Eskom Holdings, Ltd. Senior Notes 5.75% due 01/26/21*	510,000	508,725

Special Purpose Entities — 0.5%
Alfa Bank OJSC Via Alfa Bond Issuance PLC Company Guar. Notes 7.88% due 09/25/17*	350,000	361,620
Hellas Telecommunications Luxembourg II FRS Sub. Notes 6.03% due 01/15/15*†(4)(13)	560,000	1,400
LBG Capital No.1 PLC FRS Bank Guar. Notes 8.00% due 06/15/20*(7)	2,325,000	2,192,475
SMFG Preferred Capital, Ltd. FRS Jr. Sub. Notes 6.08% due 01/25/17*(7)	121,000	120,395

		2,675,890

Steel - Producers — 0.4%
ArcelorMittal Senior Notes 3.75% due 03/01/16	195,000	194,167
ArcelorMittal Senior Notes 6.75% due 03/01/41	294,000	291,578
Essar Steel Algoma, Inc. Senior Sec. Notes 9.38% due 03/15/15*	875,000	875,000
Severstal OAO Via Steel Capital SA Notes 6.70% due 10/25/17*	450,000	428,110

		1,788,855

SupraNational Banks — 0.0%
Asian Development Bank Senior Bonds 5.82% due 06/16/28	112,000	123,912

Telecom Services — 0.2%
Wind Acquisition Finance SA Senior Sec. Notes 7.25% due 02/15/18*	1,135,000	1,171,887

Telephone - Integrated — 0.5%
Axtel SAB de CV Company Guar. Notes 9.00% due 09/22/19	360,000	346,500
British Telecommunications PLC Bonds 9.88% due 12/15/30	170,000	235,728
Telecom Italia Capital SA Company Guar. Bonds 5.25% due 10/01/15	423,000	430,098

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2011 (Unaudited) — (continued)

Security Description	Principal Amount(9)		Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Telephone - Integrated (continued)
Telefonica Emisiones SAU FRS Company Guar. Notes 0.64% due 02/04/13		$295,000	$291,340
Telefonica Emisiones SAU Company Guar. Notes 3.99% due 02/16/16		330,000	331,261
Telefonica Emisiones SAU Company Guar. Notes 5.46% due 02/16/21		155,000	157,349
Telemar Norte Leste SA Senior Notes 5.50% due 10/23/20*		400,000	385,600
Virgin Media Finance PLC Company Guar. Notes 8.38% due 10/15/19		420,000	476,175

			2,654,051

Transport - Marine — 0.1%
SCF Capital, Ltd. Company Guar. Notes 5.38% due 10/27/17*		445,000	434,141

Transport - Rail — 0.1%
Canadian Pacific Railway Co. Notes 6.50% due 05/15/18		300,000	346,213

Transport - Services — 0.2%
Inversiones Alsacia SA Company Guar. Notes 8.00% due 08/18/18*		550,000	557,020
Transnet, Ltd. Senior Notes 4.50% due 02/10/16*		485,000	492,798

			1,049,818

Total Foreign Corporate Bonds & Notes
(cost $39,126,989)			39,139,071

FOREIGN GOVERNMENT AGENCIES — 16.6%
Sovereign — 16.6%
Dominican Republic Senior Notes 7.50% due 05/06/21*		330,000	339,900
Federal Republic of Brazil Notes 4.88% due 01/22/21		550,000	558,250
Federal Republic of Brazil Senior Notes 5.63% due 01/07/41		996,000	976,080
Federal Republic of Brazil Senior Bonds 7.13% due 01/20/37		430,000	507,400
Federal Republic of Brazil Notes 8.00% due 01/15/18		1,407,778	1,650,619
Federal Republic of Brazil Bonds 8.25% due 01/20/34		450,000	592,425
Federal Republic of Brazil Notes 8.75% due 02/04/25		1,410,000	1,896,450
Federal Republic of Brazil Senior Bonds 10.25% due 01/10/28	BRL	2,500,000	1,541,652

Security Description	Principal Amount(9)		Value (Note 2)

Sovereign (continued)
Federal Republic of Brazil Notes 11.00% due 08/17/40		$780,000	$1,049,100
Federal Republic of Brazil Senior Bonds 12.50% due 01/05/22	BRL	950,000	671,475
Federal Republic of Germany Bonds 4.25% due 07/04/39	EUR	590,000	903,713
Gabonese Republic Bonds 8.20% due 12/12/17		460,000	506,598
Government of Australia Bonds 5.75% due 06/15/11	AUD	1,940,000	1,980,365
Government of Australia Bonds 6.00% due 02/15/17	AUD	550,000	578,350
Government of Bermuda Senior Notes 5.60% due 07/20/20*		265,000	274,224
Government of Canada Bonds 4.25% due 06/01/18	CAD	2,290,000	2,542,111
Government of Canada Bonds 5.75% due 06/01/29	CAD	2,040,000	2,675,087
Government of Finland Senior Bonds 4.38% due 07/04/19	EUR	175,000	260,738
Government of Japan Senior Bonds 2.10% due 03/20/27	JPY	117,600,000	1,499,912
Government of Poland Bonds 5.00% due 10/24/13	PLN	2,560,000	887,546
Kingdom of Norway Bonds 4.25% due 05/19/17	NOK	14,940,000	2,785,818
Kingdom of Norway Bonds 5.00% due 05/15/15	NOK	11,110,000	2,129,641
Kingdom of Sweden Bonds 4.25% due 03/12/19	SEK	8,460,000	1,426,296
Kingdom of Sweden Bonds 5.39% due 08/12/15	SEK	19,345,000	3,240,355
Republic of Argentina Notes 5.25% due 12/31/38(10)		1,552,637	652,108
Republic of Argentina Senior Bonds 8.28% due 12/31/33		1,833,040	1,576,414
Republic of Belarus Bonds 8.75% due 08/03/15		1,710,000	1,680,075
Republic of Colombia Senior Bonds 6.13% due 01/18/41		380,000	384,750
Republic of Colombia Bonds 7.38% due 09/18/37		800,000	944,000

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2011 (Unaudited) — (continued)

Security Description	Principal Amount(9)		Value (Note 2)

FOREIGN GOVERNMENT AGENCIES (continued)
Sovereign (continued)
Republic of Colombia Senior Bonds 8.13% due 05/21/24		$250,000	$315,250
Republic of El Salvador Senior Bonds 8.25% due 04/10/32		300,000	330,000
Republic of Hungary Senior Notes 6.25% due 01/29/20		500,000	512,859
Republic of Indonesia Bonds 5.88% due 03/13/20		760,000	814,150
Republic of Indonesia Senior Bonds 6.88% due 01/17/18		730,000	828,550
Republic of Indonesia Senior Bonds 8.50% due 10/12/35		810,000	1,044,900
Republic of Indonesia Senior Notes 11.63% due 03/04/19		670,000	967,312
Republic of Ivory Coast Bonds 2.50% due 12/31/32(4)		940,000	352,500
Republic of Peru Senior Bonds 5.63% due 11/18/50		615,000	571,950
Republic of Peru Senior Bonds 6.55% due 03/14/37		740,000	814,000
Republic of Peru Senior Bonds 7.35% due 07/21/25		749,000	904,418
Republic of Peru Bonds 7.84% due 08/12/20	PEN	2,628,000	1,065,278
Republic of Peru Senior Bonds 8.75% due 11/21/33		380,000	513,000
Republic of South Africa Senior Notes 5.88% due 05/30/22		900,000	956,250
Republic of South Africa Bonds 13.50% due 09/15/15	ZAR	4,850,000	847,350
Republic of South Korea Bonds 7.13% due 04/16/19		850,000	1,005,758
Republic of Sri Lanka Senior Notes 6.25% due 10/04/20		500,000	492,500
Republic of the Philippines Bonds 6.25% due 01/14/36	PHP	33,000,000	681,387
Republic of the Philippines Senior Bonds 6.50% due 01/20/20		960,000	1,096,800
Republic of the Philippines Senior Bonds 7.75% due 01/14/31		480,000	585,600
Republic of the Philippines Senior Bonds 10.63% due 03/16/25		795,000	1,202,437

Security Description	Principal Amount(9)		Value (Note 2)

Sovereign (continued)
Republic of Turkey Bonds 5.63% due 03/30/21		$1,000,000	$995,000
Republic of Turkey Bonds 6.00% due 01/14/41		525,000	473,813
Republic of Turkey Notes 6.75% due 04/03/18		940,000	1,026,950
Republic of Turkey Senior Notes 6.88% due 03/17/36		920,000	940,700
Republic of Turkey Bonds 7.00% due 09/26/16		465,000	519,056
Republic of Turkey Senior Notes 7.00% due 06/05/20		2,060,000	2,284,025
Republic of Turkey Senior Notes 7.38% due 02/05/25		810,000	910,238
Republic of Turkey Senior Notes 7.50% due 11/07/19		580,000	662,650
Republic of Turkey Senior Notes 8.00% due 02/14/34		467,000	541,720
Republic of Venezuela Bonds 5.75% due 02/26/16		910,000	652,925
Republic of Venezuela Senior Bonds 8.50% due 10/08/14		1,000,000	878,500
Republic Of Venezuela Bonds 12.75% due 08/23/22		450,000	380,250
Russian Federation Senior Bonds 5.00% due 04/29/20*		1,700,000	1,696,600
Russian Federation Senior Bonds 7.50% due 03/31/30(10)		2,403,075	2,779,156
Russian Federation Bonds 7.85% due 03/10/18*(1)	RUB	40,000,000	1,385,516
Russian Federation Notes 12.75% due 06/24/28		1,440,000	2,492,064
Swiss Confederation Bonds 3.00% due 05/12/19	CHF	1,005,000	1,187,991
Switzerland Government Bond Bonds 2.50% due 03/12/16	CHF	690,000	784,039
Ukraine Government Bonds 7.75% due 09/23/20		740,000	740,925
Ukraine Government Senior Notes 7.95% due 02/23/21*		1,150,000	1,151,921
United Mexican States Senior Notes 5.13% due 01/15/20		1,528,000	1,600,580

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2011 (Unaudited) — (continued)

Security Description	Principal Amount(9)	Value (Note 2)

FOREIGN GOVERNMENT AGENCIES (continued)
Sovereign (continued)
United Mexican States Bonds 7.25% due 12/15/16	MXN 17,530,000	$1,468,160
United Mexican States Senior Notes 7.50% due 04/08/33	740,000	893,550
United Mexican States Notes 8.13% due 12/30/19	770,000	989,450
United Mexican States Senior Bonds 8.30% due 08/15/31	710,000	944,300

Total Foreign Government Agencies
(cost $79,630,193)		80,993,780

MUNICIPAL BONDS & NOTES — 0.0%
Texas State Transportation Commission Bonds Series B 5.18% due 04/01/30 (cost $65,000)	65,000	64,245

U.S. GOVERNMENT AGENCIES — 12.0%
Federal Home Loan Mtg. Corp. — 3.8%
4.50% due 02/01/20	188,946	199,808
4.50% due 08/01/20	70,551	74,607
4.50% due 03/01/23	475,807	500,038
4.50% due 01/01/39	309,818	315,897
4.50% due 06/01/40	1,296,855	1,326,353
5.00% due 09/01/18	250,324	268,340
5.00% due 07/01/20	164,450	175,772
5.00% due 05/01/34	366,176	386,479
5.00% due 02/01/35	44,727	47,179
5.00% due 07/01/35	172,759	182,014
5.00% due 11/01/35	448,261	472,275
5.00% due 03/01/38	369,677	387,402
5.00% due 09/01/38	1,149,864	1,204,277
5.00% due 03/01/39	1,205,810	1,264,643
5.00% due 08/01/39	3,166,402	3,321,490
5.50% due 06/01/22	270,118	291,239
5.50% due 07/01/35	150,200	161,569
5.50% due 05/01/37	348,182	372,360
5.50% due 06/01/37	13,176	14,091
5.50% due 10/01/37	1,796,240	1,920,975
5.50% due 12/01/37	229,133	245,045
5.50% due 01/01/38	297,571	318,793
5.50% due 02/01/38	333,420	356,574
5.50% due March TBA	1,000,000	1,067,188
6.00% due 01/01/30	17,182	18,941
6.00% due 02/01/32	33,286	36,695
6.00% due 05/01/37	11,261	12,249
6.00% due 10/01/37	190,767	207,502
6.00% due 10/01/39	1,709,299	1,858,176
6.50% due 07/01/29	2,382	2,698
6.50% due 12/01/35	448	505
6.50% due 02/01/36	76,607	86,180
6.50% due 11/01/37	247,952	277,075
7.00% due 06/01/29	7,991	9,154
Federal Home Loan Mtg. Corp. FRS REMIC Series 2626, Class SP 6.39% due 02/15/18	11,574,816	1,001,892

		18,385,475

Security Description	Principal Amount(9)	Value (Note 2)

Federal National Mtg. Assoc. — 7.3%
4.00% due 06/01/39	$868,089	$859,117
4.00% due 09/01/40	2,845,752	2,809,228
4.50% due 06/01/19	157,815	166,838
4.50% due 01/01/39	178,239	181,903
4.50% due 12/01/39	2,776,680	2,844,176
4.50% due 04/01/40	4,510,843	4,612,035
4.50% due 07/01/40	989,696	1,013,754
4.50% due 08/01/40	1,874,202	1,912,732
5.00% due 03/15/16	163,000	182,715
5.00% due 01/01/23	361,842	384,606
5.00% due 04/01/23	307,378	326,715
5.00% due 01/01/37	65,597	68,896
5.00% due 03/01/37	99,042	104,176
5.00% due 05/01/37	17,762	18,655
5.00% due 06/01/37	296,256	311,155
5.00% due 07/01/37	372,246	390,966
5.00% due 09/01/39	2,259,392	2,376,901
5.00% due 05/01/40	950,877	996,765
5.50% due 03/01/18	9,735	10,532
5.50% due 11/01/22	117,289	126,618
5.50% due 01/01/29	37,268	40,240
5.50% due 05/01/29	11,749	12,664
5.50% due 06/01/34	176,477	190,110
5.50% due 09/01/36	1,036,728	1,111,637
5.50% due 11/01/36	3,550	3,806
5.50% due 11/01/36	25,352	27,184
5.50% due 04/01/37	216,977	232,383
5.50% due 08/01/37	3,630,184	3,887,943
5.50% due 03/01/38	199,565	213,517
5.50% due 03/01/38	111,029	118,791
6.00% due 02/01/32	48,081	53,012
6.00% due 10/01/34	1,829	2,013
6.00% due 07/01/37	110,365	120,132
6.00% due 08/01/37	344,761	375,274
6.00% due 10/01/37	408,214	446,894
6.00% due 11/01/38	2,550,563	2,776,299
6.00% due 12/01/38	3,407,687	3,707,152
6.50% due 12/01/31	45,102	51,090
6.50% due 02/01/35	69,676	78,230
6.50% due 07/01/36	128,432	143,878
6.50% due 11/01/37	518,772	579,705
6.50% due 10/01/38	1,854,465	2,082,134
8.50% due 08/01/31	3,230	3,788

		35,956,359

Government National Mtg. Assoc. — 0.9%
5.50% due 08/15/39	1,609,472	1,746,560
6.00% due 08/15/39	2,228,351	2,470,619

		4,217,179

Tennessee Valley Authority — 0.0%
Tennessee Valley Authority Senior Notes 3.88% due 02/15/21	150,000	150,997

Total U.S. Government Agencies
(cost $57,705,730)		58,710,010

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2011 (Unaudited) — (continued)

Security Description	Shares/ Principal Amount(9)	Value (Note 2)

U.S. GOVERNMENT TREASURIES — 4.9%
United States Treasury Bonds — 1.1%
2.13% due 02/15/40 TIPS(17)	$486,720	$506,493
3.88% due 08/15/40	1,017,000	913,075
4.25% due 11/15/40	307,000	294,480
4.38% due 02/15/38	204,000	201,386
4.38% due 11/15/39	190,000	186,497
4.50% due 05/15/38	503,000	506,458
4.50% due 08/15/39	1,112,000	1,115,127
4.63% due 02/15/40	161,000	164,673
5.25% due 11/15/28	1,127,000	1,275,976
8.13% due 08/15/19	117,000	161,433

		5,325,598

United States Treasury Notes — 3.8%
1.38% due 11/30/15	80,000	77,625
2.13% due 12/31/15	135,000	135,369
2.38% due 02/28/15	5,104,000	5,244,360
2.63% due 02/29/16	1,000,000	1,023,359
2.63% due 11/15/20	1,178,000	1,102,166
2.75% due 02/28/13	105,000	109,340
2.75% due 02/15/19	860,000	843,068
3.00% due 02/28/17	6,056,000	6,223,012
3.25% due 05/31/16	1,100,000	1,155,602
3.38% due 07/31/13	449,000	476,466
3.38% due 11/15/19	246,000	249,440
3.50% due 02/15/18	234,000	244,530
3.50% due 05/15/20	274,000	278,474
3.63% due 08/15/19	52,000	53,950
3.63% due 02/15/21	350,000	356,180
3.88% due 05/15/18	57,000	60,883
4.50% due 11/15/15	536,000	597,012
4.63% due 11/15/16	130,000	145,732

		18,376,568

Total U.S. Government Treasuries
(cost $23,934,140)		23,702,166

COMMON STOCK — 0.1%
Banks - Commercial — 0.1%
Lloyds Banking Group PLC†(12)	219,033	221,040

Food - Misc. — 0.0%
Wornick Co.†(1)(5)(6)	1,722	103,673

Gambling (Non - Hotel) — 0.0%
Shreveport Gaming Holdings, Inc.†(1)(5)(6)	1,280	17,472

Medical - Outpatient/Home Medical — 0.0%
Critical Care Systems International, Inc.†(1)(5)(6)	5,372	135

Multimedia — 0.0%
Haights Cross Communication, Inc.†(1)(5)(6)	5,965	14,644

Retail - Music Store — 0.0%
MTS, Inc.†(1)(5)(6)	3,863	0

Total Common Stock
(cost $435,831)		356,964

PREFERRED STOCK — 0.9%
Banks - Commercial — 0.1%
CoBank ACB 11.00%*	5,396	305,380

Banks - Super Regional — 0.1%
US Bancorp FRS 7.19%	433	362,637
Wachovia Capital Trust IX 6.38%	4,350	108,272

		470,909

Security Description	Shares/ Principal Amount(9)	Value (Note 2)

Diversified Banking Institutions — 0.6%
Ally Financial, Inc. 7.00%*	1,989	$1,895,579
Goldman Sachs Group, Inc. 6.13%	39,600	964,260
HSBC Holdings PLC 8.00%	7,200	194,400

		3,054,239

Diversified Financial Services — 0.0%
General Electric Capital Corp. 5.50%(10)	6,436	168,816

Finance - Investment Banker/Broker — 0.1%
JP Morgan Chase Capital XXIX 6.70%	13,680	351,850

Finance - Mortgage Loan/Banker — 0.0%
Federal Home Loan Mgt. Corp. FRS 8.38%	5,100	9,894

Special Purpose Entity — 0.0%
Structured Repackaged Asset-Backed Trust Securities FRS 3.00%	9,200	194,580

Total Preferred Stock
(cost $4,302,904)		4,555,668

WARRANTS — 0.0%
Publishing - Periodicals — 0.0%
Reader’s Digest Association, Inc. Expires 02/19/14†(1)(6)	3,043	0

Television — 0.0%
Ion Media Networks, Inc. Expires 12/18/16†*(1)(6)	157	26,690

Total Warrants
(cost $3,151)		26,690

Total Long - Term Investment Securities
(cost $457,522,534)		468,763,416

REPURCHASE AGREEMENT — 5.2%
Agreement with State Street Bank and Trust Co., bearing interest at 0.01%, dated 02/28/11, to be repurchased 03/01/11 in the amount of $25,462,007 and collateralized by $25,462,000 of United States Treasury Notes, bearing interest at 1.38% due 05/15/13 and having an approximate value of $26,229,428 (cost $25,462,000)	$25,462,000	25,462,000

TOTAL INVESTMENTS
(cost $482,984,534)(16)	101.0%	494,225,416
Liabilities in excess of other assets	(1.0)	(4,857,084)

NET ASSETS —	100.0%	$489,368,332

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 28, 2011, the aggregate value of these securities was $119,281,867 representing 24.4% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
†	Non-income producing security
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(2)	Commercial Mortgage Backed Security
(3)	Collateralized Mortgage Obligation

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2011 (Unaudited) — (continued)

(4)	Bond in default
(5)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of February 28, 2011, the Strategic Bond Fund held the following restricted securities:

Name	Acquisition Date	Principal Amount/ Shares	Acquisition Cost	Market Value	Market Value Per Share	Value as a % of Net Assets
Critical Care Systems International, Inc. Common Stock	06/17/04	635	$0
	11/09/04	4,737	0

		5,372	0	$135	$0.02	0.00%

Haights Cross Communication, Inc. Common Stock	03/26/10	2,983	23,474
	03/26/10	1,491	11,737
	03/26/10	1,491	11,737

		5,965	46,948	14,644	2.45	0.00

ICO North America, Inc. Senior Sec. Notes 7.50% due 08/15/09	08/11/05	$125,000	125,000
	02/15/08	5,000	5,000
	09/11/08	5,000	5,000
	02/15/09	5,000	5,000

		140,000	140,000	156,800	112.00	0.03

MTS, Inc. Common Stock	03/16/04	3,863	0	0	0.00	0.00

Shreveport Gaming Holdings, Inc. Common Stock	07/21/05	257	5,885
	07/29/05	1,023	23,552

		1,280	29,437	17,472	13.65	0.01

Wornick Co. Common Stock	08/08/08	1,722	225,265	103,673	60.20	0.02

				$292,723		0.06%

(6)	Illiquid security. At February 28, 2011, the aggregate value of these securities was $3,081,309 representing 0.6% of net assets.
(7)	Perpetual maturity — maturity date reflects the next call date.
(8)	Income may be received in cash or additional shares at the discretion of the issuer.
(9)	Denominated in United States dollars unless otherwise indicated.
(10)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(11)	Bond is in default and did not pay principal at maturity.
(12)	Security was valued using fair value procedures at February 28, 2011. The aggregate value of these securities was $221,040 representing 0.0% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.
(13)	Company has filed Chapter 11 bankruptcy protection.
(14)	Company has filed Chapter 7 bankruptcy protection.
(15)	Company has filed bankruptcy in country of issuance.
(16)	See Note 5 for cost of investments on a tax basis.
(17)	Principal amount of security is adjusted for inflation.

FDIC—Federal Deposit Insurance Corporation

REMIC—Real Estate Mortgage Investment Conduit

TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

TIPS—Treasury Inflation Protected Securities

FRS—Floating Rate Security

VRS—Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at February 28, 2011.

The dates shown on debt obligations are the original maturity dates.

Currency Legend

AUD—Australian Dollar

BRL—Brazilian Real

CAD—Canadian Dollar

CHF—Swiss Franc

COP—Colombian Peso

EUR—Euro Dollar

JPY—Japanese Yen

MXN—Mexican Peso

NOK—Norwegian Krone

PEN—Peruvian Nuevo Sol

PHP—Philippine Peso

PLN—Polish Zloty

RUB—Russian Ruble

SEK—Swedish Krona

ZAR—South African Rand

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2011 (Unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2011 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Asset Backed Securities	$—	$29,440,321		$506,560	$29,946,881
Convertible Bonds & Notes	—	—		156,800	156,800
U.S. Corporate Bonds & Notes	—	224,668,989		6,442,152	231,111,141
Foreign Corporate Bonds & Notes	—	39,139,071		0	39,139,071
Foreign Government Agencies	—	79,608,264		1,385,516	80,993,780
Municipal Bonds & Notes	—	64,245		—	64,245
U.S. Government Agencies	—	58,710,010		—	58,710,010
U.S. Government Treasuries	—	23,702,166		—	23,702,166
Common Stock	—	221,040	#	135,924	356,964
Preferred Stock	4,555,668	—		—	4,555,668
Warrants	—	—		26,690	26,690
Repurchase Agreement	—	25,462,000		—	25,462,000

Total	$4,555,668	$481,016,106		$8,653,642	$494,225,416

#	Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these securities were classified as Level 2 instead of Level 1. The aggregate value of these securities was $221,040 representing 0.0% of net assets. See Note 2.

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

	Asset Backed Securities	Convertible Bonds & Notes	U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes	Foreign Government Agencies	Common Stock	Warrants
Balance as of 08/31/2010	$—	$121,800	$3,766,446	$33,000	$—	$302,460	$0
Accrued discounts/premiums	—	—	27,390	—	—	—	—
Realized gain (loss)	—	—	117,136	38,000	—	46,702	(18,990)
Change in unrealized appreciation (depreciation)(1)	6,560	35,000	65,618	(33,000)	10,137	(54,559)	45,680
Net purchases (sales)	500,000	—	(1,019,435)	(38,000)	1,375,379	(158,679)	0
Transfers in and/or out of Level 3(2)	—	—	3,484,997	—	—	—	—

Balance as of 02/28/2011	$506,560	$156,800	$6,442,152	$0	$1,385,516	$135,924	$26,690

(1)	The total change in unrealized appreciation (depreciation) included in the statement of operations attributable to level 3 investments still held at February 28, 2011 includes:

Asset Backed Securities	Convertible Bonds & Notes	U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes	Foreign Government Agencies	Common Stock	Warrants
$6,560	$35,000	$(19,465)	$—	$10,137	$(4,688)	$26,690

(2)	The Fund’s policy is to recognize transfers in and transfers out as of the end of the reporting period.

See Notes to Financial Statements

VALIC Company II

STATEMENT OF ASSETS AND LIABILITIES — February 28, 2011 (Unaudited)

	AGGRESSIVE GROWTH LIFESTYLE FUND	CAPITAL APPRECIATION FUND	CONSERVATIVE GROWTH LIFESTYLE FUND	CORE BOND FUND	HIGH YIELD BOND FUND	INTERNATIONAL SMALL CAP EQUITY
ASSETS:
Investments at value (unaffiliated)*	$–	$47,724,197	$–	$326,606,123	$267,716,549	$631,875,892
Investments at value (affiliated)*	167,332,007	–	105,549,436	–	–	–
Repurchase agreements (cost approximates value)	–	–	–	158,000	11,100,000	6,727,000

Total investments	167,332,007	47,724,197	105,549,436	326,764,123	278,816,549	638,602,892

Cash	206,168	299	164,437	927,032	37,698	942
Foreign cash*	–	–	–	–	–	10,629,601
Receivable for:
Trust shares sold	353,252	6,434	154,109	524,058	380,890	230,928
Dividends and interest	–	80,088	–	2,865,174	5,268,645	804,835
Investments sold	–	–	–	2,767,386	–	3,942,088
Prepaid expenses and other assets	2,269	3,482	1,747	6,464	6,156	12,980
Due from investment adviser for expense reimbursements/fee waivers	9,882	8,317	8,566	26,811	14,060	185,448
Variation margin on futures contracts	–	–	–	–	–	–

TOTAL ASSETS	167,903,578	47,822,817	105,878,295	333,881,048	284,523,998	654,409,714

LIABILITIES:
Payable for:
Trust shares reacquired	10,274	47,970	9,743	14,654	18,361	37,901
Investments purchased	342,979	–	144,366	5,136,350	561,800	7,876,943
Investment advisory and management fees	12,602	20,260	8,028	118,863	134,786	401,970
Shareholder services	–	9,209	–	61,773	53,764	123,218
Administrative service fees	–	2,578	–	17,296	15,054	34,501
Transfer agent fees and expenses	707	1,254	761	1,278	1,270	1,141
Trustees’ fees and expenses	2,631	9,946	2,184	5,864	6,825	17,454
Other accrued expenses	34,664	38,383	36,127	47,790	131,202	214,457
Accrued foreign tax on capital gains	–	–	–	–	–	169,954

TOTAL LIABILITIES	403,857	129,600	201,209	5,403,868	923,062	8,877,539

NET ASSETS	$167,499,721	$47,693,217	$105,677,086	$328,477,180	$283,600,936	$645,532,175

NET ASSETS REPRESENTED BY:
Trust shares at par value of $0.01 per share	$188,685	$47,046	$92,900	$309,823	$379,179	$467,080
Additional paid in capital	166,326,128	59,708,150	95,871,412	317,558,862	299,552,990	727,249,741
Accumulated undistributed net investment income (loss)	3,748,822	99,921	3,262,394	5,128,434	9,157,787	(2,550,940)
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, securities sold short, foreign exchange transactions and capital gain distributions from underlying funds	(36,529,400)	(20,129,512)	(7,072,801)	250,246	(38,961,941)	(183,860,378)
Unrealized appreciation (depreciation) on investments	33,765,486	7,967,612	13,523,181	5,229,815	13,472,921	104,254,744
Unrealized appreciation (depreciation) on futures contracts and options contracts	–	–	–	–	–	–
Unrealized foreign exchange gain (loss) on other assets and liabilities	–	–	–	–	–	141,882
Accrued capital gains tax on unrealized appreciation (depreciation)	–	–	–	–	–	(169,954)

NET ASSETS	$167,499,721	$47,693,217	$105,677,086	$328,477,180	$283,600,936	$645,532,175

SHARES OF BENEFICIAL INTEREST:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	18,868,541	4,704,607	9,289,979	30,982,259	37,917,903	46,708,042
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$8.88	$10.14	$11.38	$10.60	$7.48	$13.82

* Cost
Investments (unaffiliated)	$–	$39,756,585	$–	$321,376,308	$254,243,628	$527,621,148

Investments (affiliated)	$133,566,521	$–	$92,026,255	$–	$–	$–

Foreign cash	$–	$–	$–	$–	$–	$10,507,008

See Notes to Financial Statements

VALIC Company II

STATEMENT OF ASSETS AND LIABILITIES — February 28, 2011 (Unaudited) — (continued)

	LARGE CAP VALUE FUND	MID CAP GROWTH FUND	MID CAP VALUE FUND	MODERATE GROWTH LIFESTYLE FUND	MONEY MARKET II FUND
ASSETS:
Investments at value (unaffiliated)*	$173,634,747	$164,997,592	$621,264,178	$–	$171,398,610
Investments at value (affiliated)*	–	–	–	255,237,653	–
Repurchase agreements (cost approximates value)	–	8,372,000	4,442,000	–	23,972,000

Total investments	173,634,747	173,369,592	625,706,178	255,237,653	195,370,610

Cash	73,368	693	1,134	227,348	589
Foreign cash*	–	3,447	35	–	–
Receivable for:
Trust shares sold	118,142	212,731	133,029	439,611	1,342,205
Dividends and interest	299,394	65,354	717,416	–	100,755
Investments sold	1,526,006	896,521	6,155,785	–	–
Prepaid expenses and other assets	7,968	14,581	43,545	3,575	8,279
Due from investment adviser for expense reimbursements/fee waivers	–	40,519	112,061	11,974	61,719
Variation margin on futures contracts	–	–	–	–	–

TOTAL ASSETS	175,659,625	174,603,438	632,869,183	255,920,161	196,884,157

LIABILITIES:
Payable for:
Trust shares reacquired	10,101	41,986	35,128	15,135	1,091,108
Investments purchased	1,561,945	1,357,876	4,788,760	424,476	–
Investment advisory and management fees	66,355	97,795	340,481	19,285	35,376
Shareholder services	33,177	32,872	120,067	–	35,377
Administrative service fees	9,289	9,204	33,619	–	9,905
Transfer agent fees and expenses	1,131	1,102	3,886	707	494
Trustees’ fees and expenses	8,941	5,810	20,824	3,442	9,603
Other accrued expenses	80,650	20,520	146,872	38,630	51,285
Accrued foreign tax on capital gains	–	–	–	–	–

TOTAL LIABILITIES	1,771,589	1,567,165	5,489,637	501,675	1,233,148

NET ASSETS	$173,888,036	$173,036,273	$627,379,546	$255,418,486	$195,651,009

NET ASSETS REPRESENTED BY:
Trust shares at par value of $0.01 per share	$147,111	$202,680	$353,051	$204,610	$1,959,199
Additional paid in capital	256,182,906	159,173,744	589,925,338	232,201,142	193,989,962
Accumulated undistributed net investment income (loss)	817,161	(242,664)	(245,342)	6,315,025	(5,309)
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, securities sold short, foreign exchange transactions and capital gain distributions from underlying funds	(111,903,934)	(8,015,011)	(76,633,741)	(29,444,141)	(292,843)
Unrealized appreciation (depreciation) on investments	28,644,792	21,917,430	113,977,861	46,141,850	–
Unrealized appreciation (depreciation) on futures contracts and options contracts	–	–	–	–	–
Unrealized foreign exchange gain (loss) on other assets and liabilities	–	94	2,379	–	–
Accrued capital gains tax on unrealized appreciation (depreciation)	–	–	–	–	–

NET ASSETS	$173,888,036	$173,036,273	$627,379,546	$255,418,486	$195,651,009

SHARES OF BENEFICIAL INTEREST:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	14,711,090	20,268,013	35,305,069	20,460,999	195,919,939
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$11.82	$8.54	$17.77	$12.48	$1.00

* Cost
Investments (unaffiliated)	$144,989,955	$143,080,162	$507,286,317	$–	$171,398,610

Investments (affiliated)	$–	$–	$–	$209,095,803	$–

Foreign cash	$–	$3,339	$35	$–	$–

See Notes to Financial Statements

VALIC Company II

STATEMENT OF ASSETS AND LIABILITIES — February 28, 2011 (Unaudited) — (continued)

	SMALL CAP GROWTH FUND	SMALL CAP VALUE FUND	SOCIALLY RESPONSIBLE FUND	STRATEGIC BOND FUND
ASSETS:
Investments at value (unaffiliated)*	$89,975,491	$498,905,786	$779,117,403	$468,763,416
Investments at value (affiliated)*	–	–	–	–
Repurchase agreements (cost approximates value)	–	4,650,000	16,031,000	25,462,000

Total investments	89,975,491	503,555,786	795,148,403	494,225,416

Cash	85	2,648	9,324	175,883
Foreign cash*	–	–	–	1,657,048
Receivable for:
Trust shares sold	132,690	255,450	167,067	267,819
Dividends and interest	6,711	300,326	967,142	7,204,707
Investments sold	614,588	8,031,538	–	6,860,827
Prepaid expenses and other assets	4,346	20,869	13,621	8,335
Due from investment adviser for expense reimbursements/fee waivers	8,544	33,761	44,833	21,622
Variation margin on futures contracts	–	7,878	111,690	–

TOTAL ASSETS	90,742,455	512,208,256	796,462,080	510,421,657

LIABILITIES:
Payable for:
Trust shares reacquired	4,324	32,494	101,598	235,995
Investments purchased	128,941	4,475,644	–	20,403,160
Investment advisory and management fees	58,551	253,415	152,317	201,977
Shareholder services	17,221	95,992	152,317	93,317
Administrative service fees	4,821	26,878	42,649	26,129
Transfer agent fees and expenses	1,287	1,094	1,222	2,174
Trustees’ fees and expenses	2,509	12,844	18,211	9,982
Other accrued expenses	35,055	128,807	114,355	80,591
Accrued foreign tax on capital gains	–	–	–	–

TOTAL LIABILITIES	252,709	5,027,168	582,669	21,053,325

NET ASSETS	$90,489,746	$507,181,088	$795,879,411	$489,368,332

NET ASSETS REPRESENTED BY:
Trust shares at par value of $0.01 per share	$62,478	$354,676	$678,673	$439,371
Additional paid in capital	75,764,128	423,087,274	893,807,307	475,199,521
Accumulated undistributed net investment income (loss)	(277,500)	(1,527,515)	4,774,794	12,823,060
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, securities sold short, foreign exchange transactions and capital gain distributions from underlying funds	(1,518,648)	(6,306,715)	(245,494,423)	(10,381,234)
Unrealized appreciation (depreciation) on investments	16,459,288	91,451,598	141,248,474	11,240,882
Unrealized appreciation (depreciation) on futures contracts and options contracts	–	121,770	864,586	–
Unrealized foreign exchange gain (loss) on other assets and liabilities	–	–	–	46,732
Accrued capital gains tax on unrealized appreciation (depreciation)	–	–	–	–

NET ASSETS	$90,489,746	$507,181,088	$795,879,411	$489,368,332

SHARES OF BENEFICIAL INTEREST:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	6,247,818	35,467,614	67,867,290	43,937,066
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$14.48	$14.30	$11.73	$11.14

* Cost
Investments (unaffiliated)	$73,516,203	$407,454,188	$637,868,929	$457,522,534

Investments (affiliated)	$–	$–	$–	$–

Foreign cash	$–	$–	$–	$1,638,886

See Notes to Financial Statements

VALIC Company II

STATEMENT OF OPERATIONS — For the Six Months Ended February 28, 2011 (Unaudited)

	AGGRESSIVE GROWTH LIFESTYLE FUND	CAPITAL APPRECIATION FUND	CONSERVATIVE GROWTH LIFESTYLE FUND	CORE BOND FUND	HIGH YIELD BOND FUND
INVESTMENT INCOME:
Dividends (unaffiliated)	$–	$295,323	$–	$123,505	$44,112
Dividends (affiliated)	3,823,203	–	3,311,582	–	–
Interest (unaffiliated)	80	18	76	6,143,465	11,561,564

Total investment income*	3,823,283	295,341	3,311,658	6,266,970	11,605,676

EXPENSES:
Investment advisory and management fees	72,782	125,101	47,967	693,980	843,895
Administrative service fee	–	15,922	–	100,239	94,115
Shareholder services fee	–	56,864	–	357,995	336,126
Transfer agent fees and expenses	703	1,054	703	1,054	1,054
Custodian and accounting fees	8,962	8,451	8,886	37,158	19,121
Reports to shareholders	16,290	1,138	9,175	23,398	29,608
Audit and tax fees	12,761	14,400	13,476	14,778	15,266
Legal fees	12,046	9,127	10,384	15,663	19,472
Trustees’ fees and expenses	7,713	1,500	1,632	14,849	16,518
Interest expense	–	174	–	443	4
Other expenses	3,579	7,101	3,554	4,105	6,698

Total expenses before fee waivers, expense reimbursements, fees paid indirectly	134,836	240,832	95,777	1,263,662	1,381,877

Fees waived and expenses reimbursed by investment advisor (Note 3)	(62,055)	(47,494)	(47,811)	(161,037)	(91,153)
Fees paid indirectly (Note 7)	–	–	–	–	–

Net expenses	72,781	193,338	47,966	1,102,625	1,290,724

Net investment income (loss)	3,750,502	102,003	3,263,692	5,164,345	10,314,952

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	–	3,292,387	–	3,980,886	5,196,082
Net realized gain (loss) on investments (affiliated)	1,869,166	–	2,160,908	–	–
Net realized gain (loss) from capital gain distributions from underlying funds (affiliated)	368,702	–	124,864	–	–
Net realized gain (loss) on futures contracts	–	–	–	–	–
Net realized foreign exchange gain (loss) on other assets and liabilities	–	–	–	–	–
Net increase from payment by affiliates (Note 3)	–	–	–	–	–

Net realized gain (loss) on investments and foreign currencies	2,237,868	3,292,387	2,285,772	3,980,886	5,196,082

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	–	7,277,040	–	(3,318,723)	9,981,409
Change in unrealized appreciation (depreciation) on investments (affiliated)	22,408,442	–	6,222,610	–	–
Change in unrealized appreciation (depreciation) on futures contracts	–	–	–	–	–
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	–	–	–	–	–
Change in accrued capital gains tax on unrealized appreciation (depreciation)	–	–	–	–	–

Net unrealized gain (loss) on investments and foreign currencies	22,408,442	7,277,040	6,222,610	(3,318,723)	9,981,409

Net realized and unrealized gain (loss) on investments and foreign currencies	24,646,310	10,569,427	8,508,382	662,163	15,177,491

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$28,396,812	$10,671,430	$11,772,074	$5,826,508	$25,492,443

* Net of foreign withholding taxes on interest and dividends of	$–	$–	$–	$1,693	$2,171

** Net of foreign withholding taxes on capital gains of	$–	$–	$–	$–	$–

See Notes to Financial Statements

VALIC Company II

STATEMENT OF OPERATIONS — For the Six Months Ended February 28, 2011 (Unaudited) — (continued)

	INTERNATIONAL SMALL CAP EQUITY	LARGE CAP VALUE FUND	MID CAP GROWTH FUND	MID CAP VALUE FUND	MODERATE GROWTH LIFESTYLE FUND	MONEY MARKET II FUND
INVESTMENT INCOME:
Dividends (unaffiliated)	$3,859,587	$1,462,173	$466,402	$4,061,629	$–	$–
Dividends (affiliated)	–	–	–	–	6,430,341	–
Interest (unaffiliated)	935	1,393	258	695	83	236,492

Total investment income*	3,860,522	1,463,566	466,660	4,062,324	6,430,424	236,492

EXPENSES:
Investment advisory and management fees	2,495,985	404,215	635,057	1,970,474	112,644	241,957
Adiminstrative service fee	214,060	56,590	59,786	193,463	–	67,748
Shareholder services fee	764,499	202,108	213,523	690,939	–	241,957
Transfer agent fees and expenses	937	937	937	2,576	703	469
Custodian and accounting fees	285,685	23,582	14,424	114,690	7,400	11,045
Reports to shareholders	96,054	61,086	18,927	154,428	25,200	17,042
Audit and tax fees	19,820	14,241	14,524	14,262	12,763	16,050
Legal fees	37,713	18,160	14,255	27,655	14,546	17,363
Trustees’ fees and expenses	38,135	1,500	11,372	33,397	11,259	12,377
Interest expense	731	677	839	–	–	–
Other expenses	18,805	8,752	8,200	8,555	3,612	11,844

Total expenses before fee waivers, expense reimbursements, fees paid indirectly	3,972,424	791,848	991,844	3,210,439	188,127	637,852

Fees waived and expenses reimbursed by investment advisor (Note 3)	(914,428)	(137,020)	(265,866)	(308,496)	(75,482)	(411,047)
Fees paid indirectly (Note 7)	–	(12,572)	(19,802)	(52,550)	–	–

Net expenses	3,057,996	642,256	706,176	2,849,393	112,645	226,805

Net investment income (loss)	802,526	821,310	(239,516)	1,212,931	6,317,779	9,687

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	38,419,899	8,297,627	38,365,249	47,364,067	–	253
Net realized gain (loss) on investments (affiliated)	–	–	–	–	4,349,026	–
Net realized gain (loss) from capital gain distributions from underlying funds (affiliated)	–	–	–	–	438,621	–
Net realized gain (loss) on futures contracts	–	–	–	–	–	–
Net realized foreign exchange gain (loss) on other assets and liabilities	(248,934)	–	(3,894)	(29,108)	–	–
Net increase from payment by affiliates (Note 3)	–	–	–	–	–	75,000

Net realized gain (loss) on investments and foreign currencies	38,170,965	8,297,627	38,361,355	47,334,959	4,787,647	75,253

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	90,262,356	32,049,992	14,754,649	96,447,781	–	–
Change in unrealized appreciation (depreciation) on investments (affiliated)	–	–	–	–	25,864,354	–
Change in unrealized appreciation (depreciation) on futures contracts	–	–	–	–	–	–
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	133,552	–	122	1,803	–	–
Change in accrued capital gains tax on unrealized appreciation (depreciation)	40,948	–	–	–	–	–

Net unrealized gain (loss) on investments and foreign currencies	90,436,856	32,049,992	14,754,771	96,449,584	25,864,354	–

Net realized and unrealized gain (loss) on investments and foreign currencies	128,607,821	40,347,619	53,116,126	143,784,543	30,652,001	75,253

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$129,410,347	$41,168,929	$52,876,610	$144,997,474	$36,969,780	$84,940

* Net of foreign withholding taxes on interest and dividends of	$199,941	$2,794	$477	$48,996	$–	$–

** Net of foreign withholding taxes on capital gains of	$65,269	$–	$–	$–	$–	$–

See Notes to Financial Statements

VALIC Company II

STATEMENT OF OPERATIONS — For the Six Months Ended February 28, 2011 (Unaudited) — (continued)

	SMALL CAP GROWTH FUND	SMALL CAP VALUE FUND	SOCIALLY RESPONSIBLE FUND	STRATEGIC BOND FUND
INVESTMENT INCOME:
Dividends (unaffiliated)	$125,822	$3,031,091	$6,878,541	$137,054
Dividends (affiliated)	–	–	–	–
Interest (unaffiliated)	97	5,063	2,699	15,235,044

Total investment income*	125,919	3,036,154	6,881,240	15,372,098

EXPENSES:
Investment advisory and management fees	297,181	1,440,431	936,421	1,289,126
Adiminstrative service fee	24,474	152,453	262,198	166,593
Shareholder services fee	87,406	544,476	936,421	594,974
Transfer agent fees and expenses	1,054	937	937	1,639
Custodian and accounting fees	14,782	85,884	40,589	71,315
Reports to shareholders	4,997	45,160	96,889	59,841
Audit and tax fees	13,916	14,248	14,241	15,266
Legal fees	9,284	21,925	36,491	24,750
Trustees’ fees and expenses	213	26,321	45,302	27,824
Interest expense	–	12	–	–
Other expenses	8,338	18,218	17,487	8,263

Total expenses before fee waivers, expense reimbursements, fees paid indirectly	461,645	2,350,065	2,386,976	2,259,591

Fees waived and expenses reimbursed by investment advisor (Note 3)	(56,081)	(281,059)	(289,392)	(141,484)
Fees paid indirectly (Note 7)	(4,191)	(19,230)	–	–

Net expenses	401,373	2,049,776	2,097,584	2,118,107

Net investment income (loss)	(275,454)	986,378	4,783,656	13,253,991

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	6,055,831	32,154,761	31,225,579	14,030,593
Net realized gain (loss) on investments (affiliated)	–	–	–	–
Net realized gain (loss) from capital gain distributions from underlying funds (affiliated)	–	–	–	–
Net realized gain (loss) on futures contracts	–	1,014,843	1,862,238	–
Net realized foreign exchange gain (loss) on other assets and liabilities	–	–	–	117,633
Net increase from payment by affiliates (Note 3)	–	–	–	–

Net realized gain (loss) on investments and foreign currencies	6,055,831	33,169,604	33,087,817	14,148,226

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	16,067,336	108,977,047	137,492,127	(5,113,208)
Change in unrealized appreciation (depreciation) on investments (affiliated)	–	–	–	–
Change in unrealized appreciation (depreciation) on futures contracts	–	275,398	972,312	–
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	–	–	–	24,309
Change in accrued capital gains tax on unrealized appreciation (depreciation)	–	–	–	–

Net unrealized gain (loss) on investments and foreign currencies	16,067,336	109,252,445	138,464,439	(5,088,899)

Net realized and unrealized gain (loss) on investments and foreign currencies	22,123,167	142,422,049	171,552,256	9,059,327

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$21,847,713	$143,408,427	$176,335,912	$22,313,318

* Net of foreign withholding taxes on interest and dividends of	$–	$–	$–	$5,222

** Net of foreign withholding taxes on capital gains of	$–	$–	$–	$–

See Notes to Financial Statements

VALIC Company II

STATEMENT OF CHANGES IN NET ASSETS

	AGGRESSIVE GROWTH LIFESTYLE FUND		CAPITAL APPRECIATION FUND		CONSERVATIVE GROWTH LIFESTYLE FUND		CORE BOND FUND
	For the Six Months Ended February 28, 2011 (Unaudited)	For the Year Ended August 31, 2010	For the Six Months Ended February 28, 2011 (Unaudited)	For the Year Ended August 31, 2010	For the Six Months Ended February 28, 2011 (Unaudited)	For the Year Ended August 31, 2010	For the Six Months Ended February 28, 2011 (Unaudited)	For the Year Ended August 31, 2010
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$3,750,502	$3,254,877	$102,003	$245,495	$3,263,692	$2,752,938	$5,164,345	$8,233,394
Net realized gain (loss) on investments and foreign currencies	2,237,868	6,084,170	3,292,387	1,395,367	2,285,772	4,003,727	3,980,886	6,435,977
Net unrealized gain (loss) on investments and foreign currencies	22,408,442	(2,055,308)	7,277,040	1,733,969	6,222,610	(246,147)	(3,318,723)	9,424,385

Net increase (decrease) in net assets resulting from operations	28,396,812	7,283,739	10,671,430	3,374,831	11,772,074	6,510,518	5,826,508	24,093,756

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(3,191,507)	(1,628,806)	(170,287)	(458,586)	(2,696,341)	(1,939,732)	(8,197,945)	(8,876,771)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	19,638,995	23,304,679	(3,409,298)	(10,824,776)	14,092,965	20,279,022	87,271,102	68,389,328

TOTAL INCREASE (DECREASE) IN NET ASSETS	44,844,300	28,959,612	7,091,845	(7,908,531)	23,168,698	24,849,808	84,899,665	83,606,313
NET ASSETS:
Beginning of period	122,655,421	93,695,809	40,601,372	48,509,903	82,508,388	57,658,580	243,577,515	159,971,202

End of period†	$167,499,721	$122,655,421	$47,693,217	$40,601,372	$105,677,086	$82,508,388	$328,477,180	$243,577,515

† Includes accumulated undistributed net investment income (loss) of	$3,748,822	$3,189,827	$99,921	$168,205	$3,262,394	$2,695,043	$5,128,434	$8,162,034

See Notes to Financial Statements

VALIC Company II

STATEMENT OF CHANGES IN NET ASSETS — (continued}

	HIGH YIELD BOND FUND		INTERNATIONAL SMALL CAP EQUITY		LARGE CAP VALUE FUND		MID CAP GROWTH FUND
	For the Six Months Ended February 28, 2011 (Unaudited)	For the Year Ended August 31, 2010	For the Six Months Ended February 28, 2011 (Unaudited)	For the Year Ended August 31, 2010	For the Six Months Ended February 28, 2011 (Unaudited)	For the Year Ended August 31, 2010	For the Six Months Ended February 28, 2011 (Unaudited)	For the Year Ended August 31, 2010
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$10,314,952	$19,813,752	$802,526	$5,509,226	$821,310	$2,237,936	$(239,516)	$(568,362)
Net realized gain (loss) on investments and foreign currencies	5,196,082	3,135,730	38,170,965	79,571,510	8,297,627	11,673,492	38,361,355	22,995,750
Net unrealized gain (loss) on investments and foreign currencies	9,981,409	14,191,558	90,436,856	(62,165,193)	32,049,992	(12,582,893)	14,754,771	(7,927,113)

Net increase (decrease) in net assets resulting from operations	25,492,443	37,141,040	129,410,347	22,915,543	41,168,929	1,328,535	52,876,610	14,500,275

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(20,097,831)	(18,592,117)	(6,066,669)	(8,411,268)	(2,048,446)	(2,822,618)	–	–

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	17,156,206	51,255,186	(19,137,480)	(35,903,630)	(11,010,568)	(10,438,605)	(43,204,106)	(9,977,544)

TOTAL INCREASE (DECREASE) IN NET ASSETS	22,550,818	69,804,109	104,206,198	(21,399,355)	28,109,915	(11,932,688)	9,672,504	4,522,731
NET ASSETS:
Beginning of period	261,050,118	191,246,009	541,325,977	562,725,332	145,778,121	157,710,809	163,363,769	158,841,038

End of period†	$283,600,936	$261,050,118	$645,532,175	$541,325,977	$173,888,036	$145,778,121	$173,036,273	$163,363,769

† Includes accumulated undistributed net investment income (loss) of	$9,157,787	$18,940,666	$(2,550,940)	$2,713,203	$817,161	$2,044,297	$(242,664)	$(3,148)

See Notes to Financial Statements

VALIC Company II

STATEMENT OF CHANGES IN NET ASSETS — (continued)

	MID CAP VALUE FUND		MODERATE GROWTH LIFESTYLE FUND		MONEY MARKET II FUND		SMALL CAP GROWTH FUND
	For the Six Months Ended February 28, 2011 (Unaudited)	For the Year Ended August 31, 2010	For the Six Months Ended February 28, 2011 (Unaudited)	For the Year Ended August 31, 2010	For the Six Months Ended February 28, 2011 (Unaudited)	For the Year Ended August 31, 2010	For the Six Months Ended February 28, 2011 (Unaudited)	For the Year Ended August 31, 2010
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$1,212,931	$2,865,354	$6,317,779	$5,904,199	$9,687	$22,595	$(275,454)	$(402,837)
Net realized gain (loss) on investments and foreign currencies	47,334,959	36,906,484	4,787,647	9,745,997	75,253	243,367	6,055,831	4,847,195
Net unrealized gain (loss) on investments and foreign currencies	96,449,584	3,200,042	25,864,354	(2,751,076)	–	–	16,067,336	(285,735)

Net increase (decrease) in net assets resulting from operations	144,997,474	42,971,880	36,969,780	12,899,120	84,940	265,962	21,847,713	4,158,623

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(3,681,651)	(5,491,988)	(5,796,656)	(3,392,906)	(9,687)	(22,595)	–	–

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	35,485,634	(65,359,042)	31,404,805	41,548,016	(18,231,212)	(39,678,241)	20,885,336	1,288,170

TOTAL INCREASE (DECREASE) IN NET ASSETS	176,801,457	(27,879,150)	62,577,929	51,054,230	(18,155,959)	(39,434,874)	42,733,049	5,446,793
NET ASSETS:
Beginning of period	450,578,089	478,457,239	192,840,557	141,786,327	213,806,968	253,241,842	47,756,697	42,309,904

End of period†	$627,379,546	$450,578,089	$255,418,486	$192,840,557	$195,651,009	$213,806,968	$90,489,746	$47,756,697

† Includes accumulated undistributed net investment income (loss) of	$(245,342)	$2,223,378	$6,315,025	$5,793,902	$(5,309)	$(5,309)	$(277,500)	$(2,046)

See Notes to Financial Statements

VALIC Company II

STATEMENT OF CHANGES IN NET ASSETS — (continued)

	SMALL CAP VALUE FUND		SOCIALLY RESPONSIBLE FUND		STRATEGIC BOND FUND
	For the Six Months Ended February 28, 2011 (Unaudited)	For the Year Ended August 31, 2010	For the Six Months Ended February 28, 2011 (Unaudited)	For the Year Ended August 31, 2010	For the Six Months Ended February 28, 2011 (Unaudited)	For the Year Ended August 31, 2010
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$986,378	$1,998,158	$4,783,656	$8,518,174	$13,253,991	$23,243,497
Net realized gain (loss) on investments and foreign currencies	33,169,604	6,195,577	33,087,817	38,656,305	14,148,226	16,190,619
Net unrealized gain (loss) on investments and foreign currencies	109,252,445	11,806,286	138,464,439	(5,037,399)	(5,088,899)	15,255,565

Net increase (decrease) in net assets resulting from operations	143,408,427	20,000,021	176,335,912	42,137,080	22,313,318	54,689,681

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(4,667,231)	(3,699,201)	(8,195,892)	(11,153,884)	(24,935,131)	(19,122,627)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	21,023,119	(14,435,451)	(44,826,339)	(14,549,650)	29,371,147	75,554,122

TOTAL INCREASE (DECREASE) IN NET ASSETS	159,764,315	1,865,369	123,313,681	16,433,546	26,749,334	111,121,176
NET ASSETS:
Beginning of period	347,416,773	345,551,404	672,565,730	656,132,184	462,618,998	351,497,822

End of period†	$507,181,088	$347,416,773	$795,879,411	$672,565,730	$489,368,332	$462,618,998

† Includes accumulated undistributed net investment income (loss) of	$(1,527,515)	$2,153,338	$4,774,794	$8,187,030	$12,823,060	$24,504,200

See Notes to Financial Statements

VALIC Company II

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1 — Organization

VALIC Company II (the “Series” or “VC II”) was organized as a Delaware business trust on May 6, 1998, by The Variable Annuity Life Insurance Company (“VALIC” or the “Adviser”). VALIC, the investment adviser to VC II, is an indirect wholly-owned subsidiary of American International Group, Inc. (“AIG”). VC II is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company. The Series consists of 15 separate mutual funds (collectively the “Funds” or each a “Fund”), each of which issues its own class of shares of beneficial interest:

Aggressive Growth Lifestyle Fund*	Mid Cap Value Fund
Capital Appreciation Fund	Moderate Growth Lifestyle Fund*
Conservative Growth Lifestyle Fund*	Money Market II Fund
Core Bond Fund	Small Cap Growth Fund
High Yield Bond Fund	Small Cap Value Fund
International Small Cap Equity Fund	Socially Responsible Fund
Large Cap Value Fund	Strategic Bond Fund
Mid Cap Growth Fund

*	The Lifestyle Funds represent “Fund of Funds” which invest in either the VALIC Company I (“VC I”) or VC II Mutual Funds.

Each Fund is diversified as defined by the 1940 Act.

Indemnifications. Under VC II’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, VC II enters into contracts that contain the obligation to indemnify others. The Funds maximum exposure under these arrangements is unknown. Currently, however, VC II expects the risk of loss to be remote.

Note 2 — Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates and those differences could be significant. The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements:

A. Security Valuation

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange, securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Fund uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Fund’s shares, and the Fund may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. If the Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board of Trustees (the “Board” or the “Trustees”) to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. For foreign equity securities, the Fund uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

Non-convertible bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. The pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spreads models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a vendor quote is unavailable, the securities may be priced at the mean of two independent quotes obtained from brokers.

Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, are amortized to maturity based on the value determined on the 61st day.

Senior Secured Floating Rate Loans (“Loans”) for which an active secondary market exists to a reliable degree, will be valued at the mean of the last available bid and ask prices in the market for such Loans, as provided by a third party pricing service.

Futures contracts and options traded on national securities exchanges are valued as of the close of the exchange upon which they trade. Forward contracts are valued at the 4:00 p.m. eastern time forward rate. Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) in what is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or the over-the-counter market.

VALIC Company II

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (continued)

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

For the Money Market II Fund, securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization/accretion to maturity of any discount or premium. In accordance with rule 2a-7 under the 1940 Act, the Board has adopted procedures intended to stabilize the Money Market II Fund’s net asset value per share at $1.00. These procedures include the determination, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Money Market II Fund’s market-based net asset value per share deviates from the Fund’s amortized cost per share. The calculation of such deviation is referred to as “shadow pricing.” For purposes of these market-based valuations, securities for which market quotations are not readily available are fair valued, as determined pursuant to procedures adopted in good faith by the Board.

Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures adopted in good faith by the Board. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

The various inputs that may be used to determine the value of the Funds’ investments are summarized into three broad levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical securities

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indicies, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.)

Level 3 — Significant unobservable inputs (includes inputs that reflect the Funds’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of the inputs used to value the Funds’ net assets as of February 28, 2011 are reported on a schedule following the Portfolio of Investments.

B. Derivative Instruments

The following tables present the value of derivatives held as of February 28, 2011, by their primary underlying risk exposure and respective location on the Statement of Assets and Liabilities and the effect of derivatives on the Statement of Operations for the six months ending February 28, 2011:

	Small Cap Value Fund
	Asset Derivatives		Liability Derivatives
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Fair Value	Statements of Assets and Liabilities Location	Fair Value
Equity contracts(2)(3)	Variation margin on futures contracts	$7,878	Variation margin on futures contracts	$—

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Equity contracts(2)(3)	Net realized gain (loss) on futures contracts/Change in unrealized appreciation (depreciation) on futures contracts	$1,014,843	$275,398

(1)	The Fund’s derivative contracts held during the six months ended February 28, 2011, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $5,268,070.
(3)	The variation margin on futures contracts is included in the cumulative appreciation (depreciation) of $121,770 as reported in the Portfolio of Investments.

VALIC Company II

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (continued)

	Socially Responsible Fund
	Asset Derivatives		Liability Derivatives
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Fair Value	Statements of Assets and Liabilities Location	Fair Value
Equity contracts(2)(3)	Variation margin on futures contracts	$111,690	Variation margin on futures contracts	$—

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Equity contracts(2)(3)	Net realized gain (loss) on futures contracts/Change in unrealized appreciation (depreciation) on futures contracts	$1,862,238	$972,312

(1)	The Fund’s derivative contracts held during the six months ended February 28, 2011, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $13,141,964.
(3)	The variation margin on futures is included in the cumulative appreciation (depreciation) of $864,586 as reported in the Portfolio of Investments.

Forward Foreign Currency Contracts. Certain Funds may enter into forward foreign currency contracts (“forward contracts”) for various purposes, including to facilitate settlement of foreign currency denominated Fund transactions, to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates or to enhance return. As of February 28, 2011, none of the Funds had open forward contracts.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the change in market value is recorded by the Fund as unrealized gain or loss on the Statement of Assets and Liabilities. On the settlement date, the Fund records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to the Funds of entering into forward contracts include counterparty risk and market risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. Currency transactions are also subject to risks different from those of other Fund transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Futures Contracts. Certain of the Funds may enter into futures contracts for various purposes, including to increase or decrease exposure to equity or bond markets, or to hedge against changes in interest rates, prices of stocks, bonds or other instruments, currency rates, to manage duration and yield curve positioning or to enhance income or total return. During the six months ended February 28, 2011, the Small Cap Value Fund and Socially Responsible Fund used equity futures contracts to increase exposure to equity markets. As of February 28, 2011, the following Funds had open futures contracts: Small Cap Value Fund and Socially Responsible Fund, which are reported on a schedule following each Fund’s Portfolio of Investments.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Fund will be required to segregate an initial margin payment of cash or other liquid securities with the Futures Commission Merchant (the “broker”). Common futures contracts include interest rate futures, single stock futures, stock index futures and currency futures. An interest rate futures contract is a contract to buy or sell specified debt securities at a future time for a fixed price. A single stock futures contract is a contract to buy a single stock at a future time for a fixed price. A stock index futures contract is similar in economic effect to a single stock futures contract, except that rather than being based on a specific security it is based on a specified index of stocks and not the stocks themselves. A currency futures contract is a contract to buy or sell a specific foreign currency at a future time for a fixed price.

A Fund’s participation in the futures markets involves certain risks, including imperfect correlation between movements in the price of futures contracts and movements in the price of the securities hedged or used for cover. Pursuant to a contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Funds as unrealized appreciation or depreciation on the Statement of Assets and Liabilities. When a contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts may be conducted through regulated exchanges that minimize counterparty credit risks or they may be unlisted, or traded over-the-counter.

The primary risk to the Funds of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security(ies). Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

C. Structured Securities

Certain of the Funds may invest in structured securities for various purposes, including managing exposure to fluctuations in currency exchange rates, interest rates, commodity prices, indices or other financial indicators or for speculation. As of February 28, 2011, the Core Bond Fund held one structured security.

Structured securities include notes, bonds or debentures that provide for the payment of principal of, and/or interest in, amounts determined by reference to changes in the value of specific currencies, interest rates, commodities, indices or other financial indicators (the “Reference”) or the relative change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. The terms of structured securities may provide that under certain circumstances no principal is due at maturity and, therefore, may result in the loss of a Fund’s entire investment in the structured security.

VALIC Company II

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (continued)

Structured securities may be positively or negatively indexed, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, the change in interest rate or the value of the security at maturity may be a multiple of the change in the value of the Reference (i.e. leveraged structured securities). Consequently, leveraged structured securities entail a greater degree of market risk than other types of debt obligations. Structured securities may also be more volatile, less liquid and more difficult to accurately price than less complex fixed income investments (i.e. investment grade corporate bonds).

The risks of investing in a particular structured security will depend on the terms of the investment; however, structured securities generally will expose the Fund to counterparty risk, illiquidity risk and market risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contract. Structured securities are typically sold in private placement transactions with no active trading market. Market risk is the risk that there will be an unfavorable change in the Reference. Investments in structured securities may be more volatile than their underlying instruments; however, generally any loss is limited to the amount of the original investment.

D. Repurchase Agreements

The Funds along with other affiliated registered investment companies, pursuant to procedures adopted by the Board and applicable guidance from the Securities and Exchange Commission, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. For repurchase agreements and joint repurchase agreements, the Funds’ custodian takes possession of the collateral pledged for investments in such repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis, plus accrued interest, to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

As of February 28, 2011, the following funds held an undivided interest in the joint repurchase agreement with State Street Bank and Trust Co.:

Fund	Percentage Ownership	Principal Amount
Money Market II	4.32%	$9,366,000
Small Cap Value	1.26	2,720,000
Socially Responsible	7.40	16,031,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

State Street Bank and Trust Co., dated February 28, 2011, bearing interest at a rate of 0.01% per annum, with a principal amount of $216,731,000, a repurchase price of $216,731,060, and maturity date of March 1, 2011. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Notes	3.13%	04/30/17	$211,975,000	$221,068,341

As of February 28, 2011, the following funds held an undivided interest in the joint repurchase agreement with UBS Securities, LLC:

Fund	Percentage Ownership	Principal Amount
Money Market II	9.74%	$14,606,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

UBS Securities, LLC, dated February 28, 2011, bearing interest at a rate of 0.17% per annum, with a principal amount of $150,000,000, a repurchase price of $150,000,708 and maturity date of March 1, 2011. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Notes	1.13%	01/15/12	$151,861,100	$153,000,058

E. Foreign Currency Translation

The books and records of the Series are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.

The Series does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period. Similarly, the Series does not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the period.

Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statement of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and the settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Series books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rate.

F. Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders

Security transactions are recorded on a trade date basis. Realized gains and losses on securities sold are determined on the basis of identified cost. Dividend income and capital gain distributions received are recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Funds are informed

VALIC Company II

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (continued)

after the ex-dividend date. Distributions received from the Fund’s investments in U.S. real estate investment trusts (“REITS”) often include a “return of capital” which is recorded by the Funds as a reduction to the cost basis of the securities held. Interest income is accrued daily except when collection is not expected. For financial statement purposes, the Funds amortize all premiums and accrete all discounts on fixed income securities. Funds which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends and capital gains at various rates. India, Thailand and certain other countries tax regulations require that taxes be paid on capital gains realized by the Fund.

Common expenses incurred by the Series are allocated among the Funds based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Fund as incurred on a specific identification basis. For the Lifestyle Funds, the expenses included in the accompanying financial statements reflect the expenses of the Lifestyle Funds and do not include any expenses associated with the underlying Funds.

Dividends from net investment income, if any, are normally declared and paid annually, except for the Money Market II Fund, which declares daily and pays monthly. Distributions from net realized capital gains, if any, are normally declared and paid annually.

The Funds record dividends and distributions to their shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized gains are determined and presented in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These “book/ tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net investment income (loss), net realized gain (loss) and net assets are not affected by these reclassifications.

Each Fund intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal tax provision is required. Each Fund is considered a separate entity for tax purposes. The Funds file U.S. federal and certain state income tax returns. With few exceptions, the Funds are no longer subject to U.S. federal and state tax examinations by tax authorities for returns ending before 2007.

Note 3 — Advisory Fees and Other Transactions with Affiliates

VALIC, serves as investment adviser to VC II. Certain officers and trustees of VC II are officers and directors of VALIC or affiliates of VALIC. VALIC receives from VC II a monthly fee based on each Fund’s average daily net asset value at the following annual rates:

Aggressive Growth Lifestyle Fund	0.10%
Capital Appreciation Fund	0.55% on first $1 billion
0.525% on asset over $1 billion
Conservative Growth Lifestyle Fund	0.10%
Core Bond Fund	0.50% on the first $200 million
0.45% on the next $300 million
0.40% on assets over $500 million
High Yield Bond Fund	0.65% on the first $150 million
0.60% on the next $350 million
0.55% on assets over $500 million
International Small Cap Equity Fund	0.90% on the first $100 million
0.80% on the next $650 million
0.75% on assets over $750 million
Large Cap Value Fund	0.50% on the first $500 million
0.475% on assets over $500 million
Mid Cap Growth Fund	0.80% on the first $50 million
0.75% on the next $50 million
0.70% on the next $150 million
0.65% on the next $250 million
0.60% on assets over $500 million
Mid Cap Value Fund	0.75% on the first $100 million
0.725% on the next $150 million
0.70% on the next $250 million
0.675% on the next $250 million
0.65% on the assets over $750 million
Moderate Growth Lifestyle Fund	0.10%
Money Market II Fund	0.25%

VALIC Company II

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (continued)

Small Cap Growth Fund	0.85% on the first $100 million
0.80% on assets over $100 million
Small Cap Value Fund	0.75% on the first $50 million
0.65% on the assets over $50 million
Socially Responsible Fund	0.25% on the first $1 billion
0.24% on assets over $1 billion
Strategic Bond Fund	0.60% on the first $200 million
0.50% on the next $300 million
0.45% on assets over $500 million

VALIC entered into sub-advisory agreements with the following:

Bridgeway Capital Management, Inc.—subadviser for the Capital Appreciation Fund.

Columbia Management Investment Advisers, LLC (“Columbia”)(1)—subadviser for a portion of the Mid Cap Growth Fund.

Invesco Advisers, Inc. (“Invesco”)—subadviser for a portion of International Small Cap Equity Fund.

Janus Capital Management, LLC (“Janus”)—subadviser for a portion of the Large Cap Value Fund.

J.P. Morgan Investment Management, Inc. (“JPMIM”)—subadviser for the Small Cap Growth Fund and a portion of the Small Cap Value Fund.

Metropolitan West Capital Management, LLC (“MetWest Capital”)—subadviser for a portion of the Small Cap Value Fund.

Nuveen Asset Management, LLC (“Nuveen”)(2)—subadviser for a portion of the Mid Cap Value Fund.

PineBridge Investments, LLC (“PineBridge”)—subadviser for the Strategic Bond Fund, Core Bond Fund, Aggressive, Moderate and Conservative Growth Lifestyle Funds and a portion of the International Small Cap Equity Fund.

SunAmerica Asset Management Corp. (“SunAmerica”)—subadviser for the Money Market II Fund, Socially Responsible Fund, and a portion of the Small Cap Value Fund.

The Boston Co. Asset Management, LLC (“The Boston Co.”)—subadviser for a portion of the Large Cap Value Fund.

Tocqueville Asset Management, LP (“Tocqueville”)(3)—Subadviser for a portion of the Mid Cap Value Fund.

Wellington Management Co. LLP—subadviser for the High Yield Bond Fund and a portion of the Mid Cap Value Fund.

(1)	Effective December 1, 2010, Columbia replaced Invesco as the subadviser of the Mid Cap Growth Fund.
(2)	Effective close of business December 31, 2010, U.S. Bank, N.A. sold the long-term asset management business of FAF Advisors, Inc. to Nuveen. FAF Advisors, Inc.’s long-term asset management business has been integrated into a subsidiary of Nuveen. Nuveen serves as a co-sub-adviser to the Fund as of January 1, 2011. The sub-advisory fee did not change as a result of the change of control.
(3)	Effective March 21, 2011, Tocqueville was engaged as the 3rd subadviser of the Mid Cap Value Fund.

The subadvisers are compensated for their services by VALIC.

VALIC contractually agreed to waive fees and/or reimburse expenses, if necessary, at or below the following percentages of each Fund’s average net assets through December 31, 2011. For the purposes of waived fee and/or reimbursed expense calculations, annual fund operating expenses shall not include extraordinary expenses, as determined under generally accepted accounting principles, or acquired fund fees and expenses. The contractual expense waivers and fee reimbursements will continue indefinitely, subject to termination by the Board, including a majority of the Trustees who are not deemed to be interested persons of the Fund or VALIC as defined by Section 2(a)(19) of the 1940 Act (“the Disinterested Directors”).

Fund	Maximum Expense Limitation
Aggressive Growth Lifestyle	0.10%
Capital Appreciation	0.85%
Conservative Growth Lifestyle	0.10%
Core Bond	0.77%
High Yield Bond	0.96%
International Small Cap Equity	1.00%
Large Cap Value	0.81%
Mid Cap Growth	0.85%
Mid Cap Value	1.05%
Moderate Growth Lifestyle	0.10%
Money Market II	0.55%
Small Cap Growth	1.16%
Small Cap Value	0.95%
Socially Responsible	0.56%
Strategic Bond	0.89%

VALIC Company II

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (continued)

For the period ended February 28, 2011, pursuant to the contractual expense limitations in the above table, VALIC waived fees and/or reimbursed expenses as follows:

Fund	Amount
Aggressive Growth Lifestyle	$62,055
Capital Appreciation	47,494
Conservative Growth Lifestyle	47,811
Core Bond	161,037
High Yield Bond	91,153
International Small Cap Equity	914,428
Large Cap Value	137,020
Mid Cap Growth	265,866
Mid Cap Value	308,496
Moderate Growth Lifestyle	75,482
Money Market II	105,548
Small Cap Growth	56,081
Small Cap Value	281,059
Socially Responsible	289,392
Strategic Bond	141,484

VALIC may also voluntarily waive fees and/or reimburse expenses, including to avoid a negative yield on the Money Market II Fund. The voluntary waivers and/or reimbursements may be terminated at any time at the option of VALIC. The exact amount of the voluntary waivers and/or reimbursements may change on a day-to-day basis. There is no guarantee that the Money Market II Fund will be able to avoid a negative yield. For the period ended February 28, 2011, VALIC voluntarily waived fees and/or reimbursed expenses of $305,499 for the Money Market II Fund.

VC II, on behalf of each Fund, other than the Lifestyle Funds, has entered into an Administrative Services Agreement with SunAmerica (“Administrator”). SunAmerica receives from each Fund, other than the Lifestyle Funds, an annual fee of 0.07% based on the average daily net asset value of the Fund. Pursuant to the Administrative Services Agreement, SunAmerica provides administrative services to the Board, regulatory reporting, internal legal and compliance services, fund accounting and related portfolio accounting services, all necessary office space, equipment, personnel, compensation and facilities for handling the affairs of the Funds and other services. Without limiting the generality of the foregoing, the Administrator (or its appointed service provider): assists with the preparation of prospectuses, statements of additional information, registration statements, and proxy materials; develops and prepares communications to shareholders, including the annual and semi-annual reports to shareholders; coordinates and supervises the preparation and filing of Fund tax returns; assists with the design, development, and operation of the Funds; prepares the Funds’ financial statements; determines the net asset value of the Funds’ shares; supervises the Funds’ transfer agent with respect to the payment of dividends and other distributions to shareholders; and calculates performance data of the Funds. During the period ended February 28, 2011, VC II accrued $1,407,641 for accounting and administrative services.

VC II, on behalf of each Fund, has entered into a Transfer Agency and Services Agreement with VALIC. VALIC receives from the Series and VCI an annual fee of $132,510, which is allocated to each Fund based on shareholder accounts. Under this agreement, VALIC provides services which include the issuance and redemption of shares, payment of dividends between VC II and their “Institutional” shareholders and certain shareholder reporting services including confirmation of transactions, statements of accounts and tax reporting. In addition to the above, VALIC provides “Blue Sky” registration and reporting for the Fund to offer shares in applicable states and to effect and maintain, as the case may be, including but not limited to, the qualification of shares of the Fund that are sold outside of the variable annuity or variable universal life and are for sale under the securities laws of the jurisdictions to qualified plans. For the period ended February 28, 2011, VC II accrued $15,694 in transfer agency and services fees.

VC II, on behalf of each Fund, other than the Lifestyle Funds, has entered into a Shareholder Services Agreement with VALIC. Under the agreement, VALIC provides record keeping, account maintenance, and other administrative and shareholder services for contract owners and participants. VALIC receives from each Fund, other than the Lifestyle Funds, an annual fee of 0.25% based on average daily net assets of the Fund. For the period ended February 28, 2011, VC II accrued $5,027,288 in shareholder service expenses.

On January 23, 2001, the Board ratified a Deferred Compensation Plan for its independent trustees who are not officers, directors, or employees of VALIC, or an affiliate of VALIC. The effective date of the plan was January 1, 2001. The first deferred payment was made in March of 2001. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred may be invested in up to six different affiliated mutual funds that are specified in the plan as selected by the trustees. Obligations under the deferred compensation plan represents unsecured claims against the general assets of the Funds. For the period ended February 28, 2011, VC II has deferred $6,880 of trustee compensation.

On January 23, 2001, the Board approved a retirement plan for its independent trustees who are not officers, directors, or employees of VALIC or an affiliate of VALIC. The Series and VC I are responsible for the payment of the retirement benefits, as well as all administration expenses of the plan. Generally, benefits vested under the plan are payable for a ten-year period upon retirement and are based upon each Trustee’s years of service. In the event of a Trustee’s death prior to complete distribution of benefits, the Trustee’s beneficiary or estate will be entitled to receive installment payments or a discounted lump-sum payments of the remaining benefits.

Effective April 27, 2009, the Retirement Plan was terminated. As a result of terminating the retirement plan, (1) the Retirement Plan was frozen as to future accruals for active Participants as of December 31, 2008, and (2) permits active Participants to elect to receive a distribution of their entire Retirement Plan account balance in 2010. On May 24, 2010, VC II made lump sum payments to the Directors in accordance with the terms of the Retirement Plan.

VALIC Company II

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (continued)

The following amounts for the retirement plan liability are included in the Trustees’ fees and expenses line on the Statement of Assets and Liabilities and the amounts for the retirement plan expenses are included in the Trustees’ fees and expenses on the Statement of Operations:

	Retirement Plan Liability as of February 28, 2011	Retirement Plan Expense	Retirement Plan Payments
Fund		For the period ended February 28, 2011
Aggressive Growth Lifesyle	$—	$—	$—
Capital Appreciation	50	—	33
Conservative Growth Lifestyle	—	—	—
Core Bond	217	—	145
High Yield Bond	263	—	176
International Small Cap Equity	671	—	448
Large Cap Value	180	—	120
Mid Cap Growth	208	—	139
Mid Cap Value	599	—	399
Moderate Growth Lifestyle	—	—	—
Money Market II	257	—	171
Small Cap Growth	55	—	36
Small Cap Value	440	—	293
Socially Responsible	822	—	549
Strategic Bond	474	—	317

At February 28, 2011, VALIC, through its insurance company separate accounts, owned over five percent of the outstanding shares of the following Funds:

Fund	VALIC
Aggressive Growth Lifestyle	100.00%
Capital Appreciation	100.00%
Conservative Growth Lifestyle	100.00%
Core Bond	100.00%
High Yield Bond	99.93%
International Small Cap Equity	100.00%
Large Cap Value	100.00%
Mid Cap Growth	100.00%
Mid Cap Value	99.21%
Moderate Growth Lifestyle	100.00%
Money Market II	100.00%
Small Cap Growth	100.00%
Small Cap Value	100.00%
Socially Responsible	100.00%
Strategic Bond	99.84%

As disclosed in the portfolio of investments, certain Funds own securities issued by AIG or an affiliate thereof. As of February 28, 2011, the following Funds recorded realized gains (losses) and income on security transactions of AIG and subsidiaries of AIG as follows:

Fund	Security	Income	Capital Gain Distribution Received
Aggressive Growth Lifestyle	Various VC I and VC II Funds*	$3,823,203	$368,702
Conservative Growth Lifestyle	Various VC I and VC II Funds*	3,311,582	124,864
Moderate Growth Lifestyle	Various VC I and VC II Funds*	6,430,341	438,621

Fund	Security	Market Value at 08/31/10	Cost of Purchases	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Market Value at 02/28/11
Aggressive Growth Lifestyle	Various VC I and VC II Funds*	$122,557,707	$38,484,365†	$17,987,673	$1,869,166	22,408,442	$167,332,007
Conservative Growth Lifestyle	Various VC I and VC II Funds*	82,443,160	31,539,134†	16,816,376	2,160,908	6,222,610	105,549,436
Moderate Growth Lifestyle	Various VC I and VC II Funds*	192,742,951	60,894,942†	28,613,620	4,349,026	25,864,354	255,237,653

*	See Portfolio of Investments for details.
†	Includes reinvestment of distributions paid.

As a result of losses on medium-term notes issued by Cheyne Finance LLC, that were previously held in the Money Market II Fund, VALIC made capital contributions to the Money Market II Fund in the amounts of $75,000 and $221,000 for the periods ended February 28, 2011 and August 31, 2010, respectively.

VALIC Company II

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (continued)

On September 22, 2008, American International Group, Inc. (“AIG”), the ultimate parent of VALIC, the Funds’ investment adviser, American General Distributors, Inc., the Funds’ distributor and SunAmerica, the subadviser to the Money Market II Fund, Small Cap Value Fund, Socially Responsible Fund and the Funds’ administrator, entered into a revolving credit facility (“FRBNY Credit Facility”) with the Federal Reserve Bank of New York (“NY Fed”). In connection with the FRBNY Credit Facility, on March 4, 2009, AIG issued its Series C Perpetual, Convertible, Participating Preferred Stock (the “Series C Preferred Stock”) to the AIG Credit Facility Trust, a trust established for the sole benefit of the United States Treasury (the “Trust”). The Series C Preferred Stock was entitled to approximately 77.8% of the voting power of AIG’s outstanding stock.

On January 14, 2011, AIG completed a series of previously announced integrated transactions (the “Recapitalization”) to recapitalize AIG. In the Recapitalization, AIG repaid the NY Fed approximately $21 billion in cash, representing all amounts owing under the FRBNY Credit Facility and the facility was terminated. Also as part of the Recapitalization, (i) the Series C Preferred Stock was exchanged for shares of AIG Common Stock, which was then transferred to the U.S. Department of the Treasury, and the Trust, which had previously held all shares of the Series C Preferred Stock, was terminated, and, (ii) AIG’s Series E Preferred Shares and Series F Preferred Shares were exchanged for shares of AIG Common Stock and a new Series G Preferred Shares (which functions as a $2 billion commitment to provide funding that AIG will have the discretion and option to use). As a result of the Recapitalization, the United States Treasury held a majority of outstanding shares of AIG Common Stock.

Note 4 — Investment Activity

The cost of purchases and proceeds from sales and maturities of long-term investments, during the period ended February 28, 2011, were as follows:

Fund	Purchases of investment securities (excluding U.S. government securities)	Sales of investment securities (excluding U.S. government securities)	Purchase of U.S. government securities	Sales of U.S. government securities
Aggressive Growth Lifestyle	$38,484,365	$17,987,673	$—	$—
Capital Appreciation	12,844,339	16,815,681	—	—
Conservative Growth Lifestyle	31,539,134	16,816,376	—	—
Core Bond	224,408,572	164,961,815	98,184,705	63,796,651
High Yield Bond	73,958,772	58,621,261	—	—
International Small Cap Equity	212,090,730	240,858,880	—	—
Large Cap Value	61,692,639	73,582,669	—	—
Mid Cap Growth	218,179,176	253,663,472	—	—
Mid Cap Value	295,085,206	262,879,474	—	—
Moderate Growth Lifestyle	60,894,942	28,613,620	—	—
Small Cap Growth	45,170,571	25,839,471	—	—
Small Cap Value	290,861,076	275,922,626	572,490	930,000
Socially Responsible	258,707,782	309,264,294	—	—
Strategic Bond	335,481,392	292,686,323	43,148,365	27,975,277

Note 5 — Federal Income Taxes

The following tables detail the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statements of Assets and Liabilities due to temporary book/tax differences primarily arising from wash sales, post October losses, investments in passive foreign investment companies, and derivative transactions.

The information in the following table is presented on the basis of cost for federal income tax purposes at February 28, 2011:

Fund	Identified Cost of Investments Owned	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Aggressive Growth Lifestyle	$160,323,858	$33,765,485	$(26,757,337)	$7,008,148
Capital Appreciation	39,772,240	9,037,969	(1,086,012)	7,951,957
Conservative Growth Lifestyle	95,099,666	13,523,181	(3,073,411)	10,449,770
Core Bond	321,925,531	8,861,222	(4,022,630)	4,838,592
High Yield Bond	267,293,925	23,714,280	(12,191,656)	11,522,624
International Small Cap Equity	538,468,782	114,703,503	(14,569,393)	100,134,110
Large Cap Value	150,770,590	29,364,580	(6,500,423)	22,864,157
Mid Cap Growth	151,809,303	23,556,553	(1,996,264)	21,560,289
Mid Cap Value	519,125,757	120,440,138	(13,859,717)	106,580,421
Moderate Growth Lifestyle	225,410,716	46,141,850	(16,314,913)	29,826,937
Money Market II	195,370,610	—	—	—
Small Cap Growth	74,540,942	18,850,448	(3,415,899)	15,434,549
Small Cap Value	419,403,400	98,383,193	(14,230,807)	84,152,386
Socially Responsible	694,376,024	146,231,240	(45,458,861)	100,772,379
Strategic Bond	484,774,125	19,458,348	(10,007,057)	9,451,291

VALIC Company II

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (continued)

The tax character of distributions paid may differ from the Statement of Changes in Net Assets due to short-term capital gains being treated as ordinary income distributions for tax purposes. The tax basis distributable earnings at August 31, 2010 and the tax character of distributions paid during the year ended August 31, 2010 were as follows:

	Distributable Earnings			Tax Distributions
Fund	Ordinary Income	Long-Term Gains/ Capital Loss Carryover And Other Losses	Unrealized Appreciation (Depreciation)*	Ordinary Income	Long-Term Capital Gains
Aggressive Growth Lifestyle	$3,191,507	$(11,799,124)	$(15,400,293)	$1,628,806	$—
Capital Appreciation	170,287	(23,406,244)	674,917	458,586	—
Conservative Growth Lifestyle	2,696,341	(6,227,414)	4,227,160	1,939,732	—
Core Bond	8,197,945	(3,339,416)	8,157,315	8,876,771	—
High Yield Bond	20,097,831	(40,555,956)	1,541,215	18,592,117	—
International Small Cap Equity	6,066,669	(219,901,505)	9,669,182	8,411,268	—
Large Cap Value	2,048,446	(107,900,299)	(9,185,835)	2,822,618	—
Mid Cap Growth	—	(46,019,225)	6,805,611	—	—
Mid Cap Value	3,681,651	(117,945,422)	10,133,401	5,491,988	—
Moderate Growth Lifestyle	5,796,656	(17,916,871)	3,962,583	3,392,906	—
Money Market II	—	(367,854)	—	22,595	—
Small Cap Growth	—	(6,285,157)	(632,787)	—	—
Small Cap Value	4,667,231	(7,690,530)	(24,824,661)	3,699,201	—
Socially Responsible	8,195,892	(218,370,738)	(36,719,748)	11,153,884	—
Strategic Bond	24,935,131	(22,778,196)	14,586,922	19,122,627	—

*	Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency.

As of August 31, 2010, the Funds indicated below have capital loss carryforwards, which expire in the year indicated and are available to offset future capital gains, if any:

	Capital Loss Carryforward
Fund	2011	2012	2013	2014	2015	2016	2017	2018
Aggressive Growth Lifestyle	$—	$—	$—	$—	$—	$—	$1,066,859	$10,732,265
Capital Appreciation	6,282,529	2,100,734	408,479	—	—	—	2,028,851	12,585,651
Conservative Growth Lifestyle	—	—	—	—	—	—	1,938,895	4,288,519
Core Bond	—	—	—	—	—	—	3,339,416	—
High Yield Bond	—	—	—	—	—	463,115	7,727,996	32,364,845
International Small Cap Equity	—	—	—	—	—	—	92,725,555	127,175,950
Large Cap Value	—	—	—	—	—	4,785,556	57,169,847	45,944,896
Mid Cap Growth	—	—	—	—	—	—	26,766,815	19,252,410
Mid Cap Value	—	—	—	—	—	—	64,571,883	53,373,539
Moderate Growth Lifestyle	—	—	—	—	—	—	2,577,826	15,339,045
Money Market II	—	—	—	—	—	—	367,854	—
Small Cap Growth	—	—	—	—	—	—	2,808,475	3,476,682
Small Cap Value	—	—	—	—	—	—	5,812,436	1,878,094
Socially Responsible	—	—	—	—	—	—	98,423,478	119,947,260
Strategic Bond	—	—	—	—	—	87,486	9,412,743	13,277,967

VALIC Company II

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (continued)

Under the tax law, capital losses related to securities and foreign currency realized after October 31 and prior to the Fund’s fiscal year end may be deferred as occurring on the first day of the following year. For the fiscal year ended August 31, 2010, the Funds elected to defer capital losses as follows:

Fund	Deferred Post-October Capital Loss	Deferred Post-October Currency Loss
Aggressive Growth Lifestyle	$210,807	$—
Capital Appreciation	—	—
Conservative Growth Lifestyle	57,748	—
Core Bond	—	—
High Yield Bond	1,644,330	—
International Small Cap Equity	—	1,343,645
Large Cap Value	6,520,626	—
Mid Cap Growth	—	—
Mid Cap Value	—	73,876
Moderate Growth Lifestyle	—	—
Money Market II	242	—
Small Cap Growth	264,583	—
Small Cap Value	27,148,456	—
Socially Responsible	19,843,134	—
Strategic Bond	—	—

Note 6 — Capital Share Transactions

Tranactions in capital shares of each Fund were as follows:

	Aggressive Growth Lifestyle				Capital Appreciation
	For the six months ended February 28, 2011 (Unaudited)		For the year ended August 31, 2010		For the six months ended February 28, 2011 (Unaudited)		For the year ended August 31, 2010
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	2,841,604	$23,948,294	4,506,202	$33,912,710	232,886	$2,186,269	483,753	$4,069,383
Reinvested dividends	376,357	3,191,507	217,464	1,628,806	17,628	170,287	54,464	458,586
Shares redeemed	(897,954)	(7,500,806)	(1,629,542)	(12,236,837)	(615,164)	(5,765,854)	(1,925,286)	(15,352,745)

Net increase (decrease)	2,320,007	$19,638,995	3,094,124	$23,304,679	(364,650)	$(3,409,298)	(1,387,069)	$(10,824,776)

	Conservative Growth Lifestyle				Core Bond
	For the six months ended February 28, 2011 (Unaudited)		For the year ended August 31, 2010		For the six months ended February 28, 2011 (Unaudited)		For the year ended August 31, 2010
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,940,125	$21,356,203	3,149,945	$32,073,737	9,043,577	$96,743,141	10,107,278	$103,315,190
Reinvested dividends	245,568	2,696,341	194,362	1,939,732	789,023	8,197,945	903,948	8,876,771
Shares redeemed	(897,127)	(9,959,579)	(1,346,849)	(13,734,447)	(1,660,280)	(17,669,984)	(4,255,199)	(43,802,633)

Net increase (decrease)	1,288,566	$14,092,965	1,997,458	$20,279,022	8,172,320	$87,271,102	6,756,027	$68,389,328

	High Yield Bond				International Small Cap Equity
	For the six months ended February 28, 2011 (Unaudited)		For the year ended August 31, 2010		For the six months ended February 28, 2011 (Unaudited)		For the year ended August 31, 2010
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	2,360,830	$17,588,084	8,347,737	$59,667,841	1,222,939	$16,232,676	3,076,691	$35,253,517
Reinvested dividends	2,806,960	20,097,831	2,714,178	18,592,117	458,901	6,066,669	742,389	8,411,268
Shares redeemed	(2,702,334)	(20,529,709)	(3,798,023)	(27,004,772)	(3,178,794)	(41,436,825)	(7,002,879)	(79,568,415)

Net increase (decrease)	2,465,456	$17,156,206	7,263,892	$51,255,186	(1,496,954)	$(19,137,480)	(3,183,799)	$(35,903,630)

VALIC Company II

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (continued)

	Large Cap Value				Mid Cap Growth
	For the six months ended February 28, 2011 (Unaudited)		For the year ended August 31, 2010		For the six months ended February 28, 2011 (Unaudited)		For the year ended August 31, 2010
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	507,436	$5,521,483	1,301,568	$12,848,212	960,815	$7,868,337	1,948,812	$12,614,830
Reinvested dividends	186,562	2,048,446	288,611	2,822,618	—	—	—	—
Shares redeemed	(1,734,020)	(18,580,497)	(2,664,449)	(26,109,435)	(6,705,224)	(51,072,443)	(3,391,298)	(22,592,374)

Net increase (decrease)	(1,040,022)	$(11,010,568)	(1,074,270)	$(10,438,605)	(5,744,409)	$(43,204,106)	(1,442,486)	$(9,977,544)

	Mid Cap Value				Moderate Growth Lifestyle
	For the six months ended February 28, 2011 (Unaudited)		For the year ended August 31, 2010		For the six months ended February 28, 2011 (Unaudited)		For the year ended August 31, 2010
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	3,313,767	$53,300,446	2,861,185	$39,379,374	3,067,311	$36,688,121	5,415,994	$58,823,311
Reinvested dividends	221,120	3,681,651	397,394	5,491,988	483,861	5,796,656	315,913	3,392,906
Shares redeemed	(1,326,517)	(21,496,463)	(7,796,237)	(110,230,404)	(922,653)	(11,079,972)	(1,908,130)	(20,668,201)

Net increase (decrease)	2,208,370	$35,485,634	(4,537,658)	$(65,359,042)	2,628,519	$31,404,805	3,823,777	$41,548,016

	Money Market II				Small Cap Growth
	For the six months ended February 28, 2011 (Unaudited)		For the year ended August 31, 2010		For the six months ended February 28, 2011 (Unaudited)		For the year ended August 31, 2010
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	40,236,417	$40,236,413	64,832,762	$64,832,914	1,970,603	$26,271,932	1,206,011	$12,383,987
Reinvested dividends	9,687	9,687	22,595	22,595	—	—	—	—
Shares redeemed	(58,477,316)	(58,477,312)	(104,533,734)	(104,533,750)	(403,956)	(5,386,596)	(1,070,476)	(11,095,817)

Net increase (decrease)	(18,231,212)	$(18,231,212)	(39,678,377)	$(39,678,241)	1,566,647	$20,885,336	135,535	$1,288,170

	Small Cap Value				Socially Responsible
	For the six months ended February 28, 2011 (Unaudited)		For the year ended August 31, 2010		For the six months ended February 28, 2011 (Unaudited)		For the year ended August 31, 2010
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	2,638,520	$33,734,334	3,022,790	$32,659,181	1,993,402	$21,625,235	5,329,875	$51,833,705
Reinvested dividends	351,713	4,667,231	347,343	3,699,201	745,081	8,195,892	1,141,646	11,153,884
Shares redeemed	(1,347,926)	(17,378,446)	(4,526,247)	(50,793,833)	(6,893,569)	(74,647,466)	(7,928,619)	(77,537,239)

Net increase (decrease)	1,642,307	$21,023,119	(1,156,114)	$(14,435,451)	(4,155,086)	$(44,826,339)	(1,457,098)	$(14,549,650)

	Strategic Bond
	For the six months ended February 28, 2011 (Unaudited)		For the year ended August 31, 2010
	Shares	Amount	Shares	Amount
Shares sold	2,587,518	$29,353,686	8,058,740	$86,339,594
Reinvested dividends	2,304,541	24,935,131	1,845,813	19,122,627
Shares redeemed	(2,203,858)	(24,917,670)	(2,799,571)	(29,908,099)

Net increase (decrease)	2,688,201	$29,371,147	7,104,982	$75,554,122

Note 7 — Expense Reductions

Through expense offset arrangements, resulting from broker commission recapture, a portion of the Fund’s expenses have been reduced. For the period ended February 28, 2011, the amount of expense reductions received by each fund, used to offset the Fund’s non-affiliated expenses, were as follows:

Fund	Expense Reductions
Large Cap Value	$12,572
Mid Cap Growth	19,802
Mid Cap Value	52,550
Small Cap Growth	4,191
Small Cap Value	19,230

VALIC Company II

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (continued)

Note 8 — Investment Concentration

The High Yield Bond Fund’s investment in high yield securities, whether rated or unrated, may be considered speculative and subject to greater market fluctuations and risk of loss of income and principal than lower-yielding, higher-rated, fixed-income securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high yield securities, because such securities are generally unsecured and are often subordinated to other creditors of the issuer.

The Funds may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. Government. As a result of the Core Bond Fund, Money Market II Fund and Strategic Bond Fund’s concentration in such investments, it may be subject to risks associated with the U.S. Government agencies or instrumentalities. At the end of the period, the Funds had 28.6%, 44.2% and 12.0%, respectively, of their total net assets invested in such securities.

Some of the Funds may invest internationally, including in “emerging market” countries. Emerging market securities involve risks not typically associated with investing in securities of issuers in more developed markets. These investments are subject to various risk factors including market, credit, exchange rate and sovereign risk. The markets in which these securities trade can be volatile and at times illiquid. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce portfolio risk by increasing the diversification of portfolio investments, the value of the investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. These risks are primary risks of the International Small Cap Equity Fund. At the end of the period, the International Small Cap Equity Fund had 23.0% of its net assets invested in equity securities domiciled in Japan.

Each Fund, except the Money Market II Fund, the Lifestyle Funds and the Small Cap Value Fund, may invest in international bonds, which include U.S. dollar-denominated bonds issued by foreign corporations for which the primary trading market is in the United States (“Yankee Bonds”), or for which the primary trading market is abroad (“Euro Bonds”). International bonds may involve special risks and considerations not typically associated with investing in U.S. companies, including differences in accounting, auditing and financial reporting standards; generally higher commission rates on foreign portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country); and political instability which could affect U.S. investments in foreign countries. As a result of the Strategic Bond Fund’s concentration in such investments, it may be subject to risks associated with the international bonds. At the end of the period, the Fund had 24.6% of its total net assets invested in such securities.

Note 9 — Lines of Credit

The Series and VCI have established an $85 million committed and $40 million uncommitted line of credit with State Street Bank & Trust Company, the Funds’ custodian. Interest is currently payable at the greater of (i) Federal Funds Rate plus 125 basis points or (ii) overnight LIBOR plus 125 basis points on the committed line and State Street’s discretionary bid rate on the uncommitted line of credit. There is also a commitment fee of 15 basis points per annum for the daily unused portion of the committed line of credit, which is included in other expenses on the Statement of Operations. Borrowings under the line of credit will commence when the Fund’s shortfall exceeds $100,000.

For the period ended February 28, 2011, the following Funds had borrowings:

Fund	Days Outstanding	Interest Charges	Average Debt Utilized	Weighted Average Interest
Capital Appreciation	3	$174	$1,395,535	1.50%
Core Bond	6	443	1,786,996	1.49
High Yield Bond	1	4	101,266	1.48
International Small Cap Equity	70	731	252,996	1.49
Large Cap Value	57	677	287,460	1.49
Mid Cap Growth	20	839	1,015,516	1.49
Small Cap Value	1	12	302,693	1.48

As of February 28, 2011, none of the Funds had outstanding borrowings.

Note 10 — Interfund Lending Agreement

Pursuant to the exemptive relief granted by the Securities and Exchange Commission, the Funds are permitted to participate in an interfund lending program among investment companies advised by VALIC or an affiliate. The interfund lending program allows the participating Funds to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating funds receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the period ended February 28, 2011, none of the Funds participated in this program.

VALIC Company II

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (continued)

Note 11 — Security Transactions with Affiliated Portfolios

The Funds are permitted to transfer securities by purchasing from and/or selling to other affiliated Funds under certain conditions approved by the Board of Trustees of VALIC Company II. The affiliated Funds involved in such transactions must have a common investment adviser (or affiliated investment adviser), common Trustees, and/or common officers in compliance with Rule 17a-7 of the 1940 Act. Pursuant to the Act, such a transaction must be either a purchase or a sale, for no consideration other than cash payment against prompt delivery of the security at the current market price. No brokerage commission or fee (except for customary transfer fees), or other renumeration is paid in connection with such transactions.

For the period ended February 28, 2011, the following Funds engaged in security transactions with affiliated Funds:

Fund	Cost of Purchases	Proceed from Sales	Realized Gain/Loss
Core Bond	$1,033,633	$—	$—
Mid Cap Value	—	216,194	(29,273)

During the period, the following Funds incurred brokerage commissions with affiliated brokers which are affiliates of a sub-advisor.

Affiliated Broker	Large Cap Value	Mid Cap Value	Small Cap Value
BNY Convergex	$70	$—	$—
Pershing LLC	1,261	—	—
Bank of America Securities LLC	—	18,572	—
Merrill Lynch International	—	1,125	—
Merrill Lynch Pierce Fenner & Smith, Inc.	—	116,771	—
Merrill Lynch Professional Clearing Corp.	—	3,304	—
J.P. Morgan Securities, Inc.	—	—	9,293
J.P. Morgan Clearing Corp.	—	—	66,565
Wells Fargo Securities LLC	—	—	31,083

VALIC Company II

FINANCIAL HIGHLIGHTS

Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

	Aggressive Growth Lifestyle Fund												Capital Appreciation Fund
	Six Months Ended February 28, 2011(g)		Year Ended August 31,										Six Months Ended February 28, 2011(g)		Year Ended August 31,
			2010		2009		2008		2007		2006				2010	2009	2008	2007		2006

PER SHARE DATA
Net asset value at beginning of period	$7.41		$6.96		$10.63		$12.59		$11.71		$10.98		$8.01		$7.51	$10.24	$10.83	$8.90		$8.90

Income (loss) from investment operations:
Net investment income (loss)(d)	0.21		0.22		0.14		0.24		0.23		0.15		0.02		0.05	0.05	0.01	0.04		0.02
Net realized and unrealized gain (loss) on investments and foreign currencies	1.44		0.35		(1.71)		(1.25)		1.64		1.00		2.15		0.54	(2.77)	(0.57)	1.91		(0.01)
Net increase from payments by affiliates	–		–		–		–		–		–		–		–	–	–	0.00		–

Total income (loss) from investment operations	1.65		0.57		(1.57)		(1.01)		1.87		1.15		2.17		0.59	(2.72)	(0.56)	1.95		0.01

Distributions from:
Net investment income	(0.18)		(0.12)		(0.22)		(0.19)		–		(0.18)		(0.04)		(0.09)	(0.01)	(0.03)	(0.02)		(0.01)
Net realized gain on securities	–		–		(1.88)		(0.76)		(0.99)		(0.24)		–		–	–	–	–		–

Total distributions	(0.18)		(0.12)		(2.10)		(0.95)		(0.99)		(0.42)		(0.04)		(0.09)	(0.01)	(0.03)	(0.02)		(0.01)

Net asset value at end of period	$8.88		$7.41		$6.96		$10.63		$12.59		$11.71		$10.14		$8.01	$7.51	$10.24	$10.83		$8.90

TOTAL RETURN(a)	22.39%		8.11%		(10.48)%		(8.92)%		16.53%		10.65%		27.06%		7.79%	(26.59)%	(5.18)%	21.90	%(e)	0.06%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.10	%(f)(h)	0.10	%(f)	0.10	%(f)	0.10	%(f)	0.10	%(f)	0.10	%(f)	0.85	%(h)	0.85%	0.85%	0.85%	0.85%		0.85%
Ratio of expenses to average net assets(c)	0.19	%(f)(h)	0.20	%(f)	0.26	%(f)	0.23	%(f)	0.23	%(f)	0.29	%(f)	1.06	%(h)	1.08%	1.06%	1.01%	1.03%		1.03%
Ratio of expense reductions to average net assets	–		–		–		–		–		–		–		–	–	–	0.00%		–
Ratio of net investment income (loss) to average net assets(b)	5.15	%(f)(h)	2.92	%(f)	2.16	%(f)	2.15	%(f)	1.93	%(f)	1.31	%(f)	0.45	%(h)	0.56%	0.74%	0.05%	0.38%		0.21%
Ratio of net investment income (loss) to average net assets(c)	5.07	%(f)(h)	2.81	%(f)	2.01	%(f)	2.02	%(f)	1.80	%(f)	1.12	%(f)	0.24	%(h)	0.33%	0.53%	(0.11)%	0.19%		0.03%
Portfolio turnover rate	12%		43%		151%		119%		53%		79%		29%		61%	54%	57%	32%		169%
Number of shares outstanding at end of period (000’s)	18,869		16,549		13,454		8,603		6,530		4,612		4,705		5,069	6,456	8,763	7,779		7,797
Net assets at the end of period (000’s)	$167,500		$122,655		$93,696		$91,464		$82,221		$53,987		$47,693		$40,601	$48,510	$89,774	$84,269		$69,412

(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes expense reimbursements, but excludes expense reductions.
(c)	Excludes expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance was increased by less than 0.01% from a reimbursement by an affiliate.
(f)	Does not include underlying fund expenses that the Fund bears indirectly.
(g)	Unaudited
(h)	Annualized

VALIC Company II

FINANCIAL HIGHLIGHTS — (continued)

Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

	Conservative Growth Lifestyle Fund												Core Bond Fund
	Six Months Ended February 28, 2011(g)		Year Ended August 31,										Six Months Ended February 28, 2011(g)		Year Ended August 31,
			2010		2009		2008		2007		2006				2010	2009	2008	2007		2006

PER SHARE DATA
Net asset value at beginning of period	$10.31		$9.60		$10.23		$11.29		$10.70		$10.81		$10.68		$9.96	$10.08	$10.17	$10.09		$10.06

Income (loss) from investment operations:
Net investment income (loss)(d)	0.37		0.39		0.33		0.27		0.19		0.15		0.18		0.42	0.51	0.51	0.48		0.49
Net realized and unrealized gain (loss) on investments and foreign currencies	1.00		0.63		(0.53)		(0.72)		0.99		0.42		0.03		0.82	0.09	(0.28)	(0.11)		(0.31)
Net increase from payments by affiliates	–		–		–		–		–		–		–		–	–	–	–		–

Total income (loss) from investment operations	1.37		1.02		(0.20)		(0.45)		1.18		0.57		0.21		1.24	0.60	0.23	0.37		0.18

Distributions from:
Net investment income	(0.30)		(0.31)		(0.26)		(0.16)		–		(0.18)		(0.29)		(0.52)	(0.72)	(0.32)	(0.29)		(0.13)
Net realized gain on securities	–		–		(0.17)		(0.45)		(0.59)		(0.50)		–		–	–	–	–		(0.02)

Total distributions	(0.30)		(0.31)		(0.43)		(0.61)		(0.59)		(0.68)		(0.29)		(0.52)	(0.72)	(0.32)	(0.29)		(0.15)

Net asset value at end of period	$11.38		$10.31		$9.60		$10.23		$11.29		$10.70		$10.60		$10.68	$9.96	$10.08	$10.17		$10.09

TOTAL RETURN(a)	13.42%		10.69%		(1.36)%		(4.36)%		11.28%		5.50%		2.00%		12.95%	6.87%	2.24%	3.67%		1.82%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.10	%(e)(h)	0.10	%(e)	0.10	%(e)	0.10	%(e)	0.10	%(e)	0.10	%(e)	0.77	%(h)	0.77%	0.77%	0.77%	0.77%		0.77%
Ratio of expenses to average net assets(c)	0.20	%(e)(h)	0.23	%(e)	0.31	%(e)	0.27	%(e)	0.28	%(e)	0.33	%(e)	0.88	%(h)	0.90%	0.98%	0.93%	0.93%		1.03%
Ratio of expense reductions to average net assets	–		–		–		–		–		–		–		–	–	–	–		–
Ratio of net investment income (loss) to average net assets(b)	6.80	%(e)(h)	3.93	%(e)	3.84	%(e)	2.58	%(e)	1.75	%(e)	1.38	%(e)	3.61	%(h)	4.23%	5.38%	4.97%	4.84%		4.91%
Ratio of net investment income (loss) to average net assets(c)	6.70	%(e)(h)	3.81	%(e)	3.63	%(e)	2.40	%(e)	1.57	%(e)	1.15	%(e)	3.49	%(h)	4.10%	5.17%	4.80%	4.68%		4.66%
Portfolio turnover rate	18%		40%		180%		107%		75%		81%		82%		178%	134%	158%	180	%(f)	206	%(f)
Number of shares outstanding at end of period (000’s)	9,290		8,001		6,004		5,715		4,332		3,488		30,982		22,810	16,054	20,731	20,671		10,802
Net assets at the end of period (000’s)	$105,677		$82,508		$57,659		$58,445		$48,897		$37,309		$328,477		$243,578	$159,971	$209,052	$210,322		$109,007

(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes expense reimbursements, but excludes expense reductions.
(c)	Excludes expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	Does not include underlying fund expenses that the Fund bears indirectly.
(f)	Portfolio turnover includes “to be announced” (“TBA”) transactions. Previously, portfolio turnover was calculated prior to including TBA transactions and was as follows:

Fund	2007	2006
Core Bond	155%	202%
(g)	Unaudited
(h)	Annualized

VALIC Company II

FINANCIAL HIGHLIGHTS — (continued)

Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

	High Yield Bond Fund								International Small Cap Equity Fund
	Six Months Ended February 28, 2011(h)		Year Ended August 31,						Six Months Ended February 28, 2011(h)		Year Ended August 31,
			2010	2009	2008	2007	2006				2010	2009	2008	2007		2006

PER SHARE DATA
Net asset value at beginning of period	$7.36		$6.78	$8.43	$9.10	$9.32	$8.87		$11.23		$10.95	$14.58	$19.78	$16.80		$14.05

Income (loss) from investment operations:
Net investment income (loss)(d)	0.28		0.60	0.68	0.72	0.69	0.63		0.02		0.11	0.16	0.16	0.16		0.11
Net realized and unrealized gain (loss) on investments and foreign currencies	0.43		0.60	(1.61)	(0.87)	(0.26)	0.07		2.70		0.33	(2.92)	(3.62)	3.68		2.87
Net increase from payments by affiliates	–		–	–	–	–	0.00		–		–	–	–	0.00		0.00

Total income (loss) from investment operations	0.71		1.20	(0.93)	(0.15)	0.43	0.70		2.72		0.44	(2.76)	(3.46)	3.84		2.98

Distributions from:
Net investment income	(0.59)		(0.62)	(0.72)	(0.50)	(0.44)	(0.16)		(0.13)		(0.16)	(0.14)	(0.11)	(0.06)		(0.03)
Net realized gain on securities	–		–	–	(0.02)	(0.21)	(0.09)		–		–	(0.73)	(1.63)	(0.80)		(0.20)

Total distributions	(0.59)		(0.62)	(0.72)	(0.52)	(0.65)	(0.25)		(0.13)		(0.16)	(0.87)	(1.74)	(0.86)		(0.23)

Net asset value at end of period	$7.48		$7.36	$6.78	$8.43	$9.10	$9.32		$13.82		$11.23	$10.95	$14.58	$19.78		$16.80

TOTAL RETURN(a)	9.94%		18.42%	(7.97)%	(1.79)%	4.62%	8.16	%(f)	24.28%		4.04%	(17.61)%	(18.68)%	23.44	%(g)	21.36	%(e)

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.96	%(i)	0.97%	0.99%	0.99%	0.99%	0.99%		1.00	%(i)	1.00%	1.00%	1.00%	1.00%		1.00%
Ratio of expenses to average net assets(c)	1.03	%(i)	1.06%	1.16%	1.13%	1.16%	1.19%		1.30	%(i)	1.26%	1.32%	1.31%	1.29%		1.37%
Ratio of expense reductions to average net assets	–		–	–	–	–	–		–		–	–	–	–		–
Ratio of net investment income (loss) to average net assets(b)	7.67	%(i)	8.44%	11.11%	8.25%	7.63%	7.07%		0.26	%(i)	0.94%	1.71%	0.97%	0.84%		0.72%
Ratio of net investment income (loss) to average net assets(c)	7.60	%(i)	8.35%	10.94%	8.12%	7.46%	6.87%		(0.04	)%(i)	0.69%	1.40%	0.66%	0.55%		0.35%
Portfolio turnover rate	22%		47%	91%	57%	47%	53%		35%		126%	132%	101%	72%		69%
Number of shares outstanding at end of period (000’s)	37,918		35,452	28,189	24,516	21,225	11,377		46,708		48,205	51,389	42,957	37,205		25,445
Net assets at the end of period (000’s)	$283,601		$261,050	$191,246	$206,712	$193,127	$106,070		$645,532		$541,326	$562,725	$626,351	$735,844		$427,437

(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes expense reimbursements, but excludes expense reductions.
(c)	Excludes expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by less than 0.01% from reimbursements for losses realized on the disposal of investments in violation of investment restrictions.
(f)	The Fund’s performance figure was increased by less than 0.01% from a reimbursement by an affiliate.
(g)	The Fund’s performance figure was increased by 0.06% from a reimbursement for losses realized on the disposal of investments in violation of investment restrictions.
(h)	Unaudited
(i)	Annualized

VALIC Company II

FINANCIAL HIGHLIGHTS — (continued)

Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

	Large Cap Value Fund								Mid Cap Growth Fund
	Six Months Ended February 28, 2011(f)		Year Ended August 31,						Six Months Ended February 28, 2011(f)		Year Ended August 31,
			2010	2009	2008	2007	2006				2010	2009	2008	2007	2006

PER SHARE DATA
Net asset value at beginning of period	$9.26		$9.37	$12.51	$15.74	$14.58	$13.72		$6.28		$5.79	$7.42	$9.36	$8.15	$7.56

Income (loss) from investment operations:
Net investment income (loss)(d)	0.05		0.14	0.15	0.20	0.18	0.21		(0.01)		(0.02)	(0.01)	(0.02)	(0.02)	(0.01)
Net realized and unrealized gain (loss) on investments and foreign currencies	2.65		(0.07)	(3.00)	(2.51)	1.67	1.50		2.27		0.51	(1.59)	(0.97)	1.80	0.60
Net increase from payments by affiliates	–		–	–	–	–	0.00		–		–	–	–	–	–

Total income (loss) from investment operations	2.70		0.07	(2.85)	(2.31)	1.85	1.71		2.26		0.49	(1.60)	(0.99)	1.78	0.59

Distributions from:
Net investment income	(0.14)		(0.18)	(0.29)	(0.14)	(0.07)	(0.06)		–		–	–	–	–	–
Net realized gain on securities	–		–	–	(0.78)	(0.62)	(0.79)		–		–	(0.03)	(0.95)	(0.57)	–

Total distributions	(0.14)		(0.18)	(0.29)	(0.92)	(0.69)	(0.85)		–		–	(0.03)	(0.95)	(0.57)	–

Net asset value at end of period	$11.82		$9.26	$9.37	$12.51	$15.74	$14.58		$8.54		$6.28	$5.79	$7.42	$9.36	$8.15

TOTAL RETURN(a)	29.26%		0.61%	(22.55)%	(15.47)%	12.89%	12.98	%(e)	35.99%		8.46%	(21.43)%	(11.98)%	22.57%	7.80%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.81	%(g)	0.81%	0.81%	0.81%	0.81%	0.81%		0.85	%(g)	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of expenses to average net assets(c)	0.98	%(g)	0.93%	0.97%	0.92%	0.89%	0.97%		1.16	%(g)	1.15%	1.25%	1.17%	1.25%	1.34%
Ratio of expense reductions to average net assets	0.02	%(g)	0.00%	0.01%	0.01%	–	–		0.02	%(g)	0.01%	0.05%	0.02%	0.01%	–
Ratio of net investment income (loss) to average net assets(b)	1.00	%(g)	1.41%	1.70%	1.41%	1.16%	1.54%		(0.30	)%(g)	(0.33)%	(0.29)%	(0.28)%	(0.26)%	(0.15)%
Ratio of net investment income (loss) to average net assets(c)	0.83	%(g)	1.29%	1.53%	1.30%	1.08%	1.38%		(0.61	)%(g)	(0.63)%	(0.69)%	(0.60)%	(0.66)%	(0.64)%
Portfolio turnover rate	39%		224%	182%	183%	105%	103%		133%		76%	116%	125%	121%	142%
Number of shares outstanding at end of period (000’s)	14,711		15,751	16,825	24,675	26,589	12,192		20,268		26,012	27,455	28,873	9,052	7,929
Net assets at the end of period (000’s)	$173,888		$145,778	$157,711	$308,635	$418,508	$177,737		$173,036		$163,364	$158,841	$214,201	$84,765	$64,583

(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes expense reimbursements, but excludes expense reductions.
(c)	Excludes expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by less than 0.01% from reimbursements for losses realized on the disposal of investments in violation of investment restrictions.
(f)	Unaudited
(g)	Annualized

VALIC Company II

FINANCIAL HIGHLIGHTS — (continued)

Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

	Mid Cap Value Fund							Moderate Growth Lifestyle Fund
	Six Months Ended February 28, 2011(f)		Year Ended August 31,					Six Months Ended February 28, 2011(f)		Year Ended August 31,
			2010	2009	2008	2007	2006			2010		2009		2008		2007		2006

PER SHARE DATA
Net asset value at beginning of period	$13.61		$12.71	$15.31	$20.09	$18.75	$18.27	$10.81		$10.12		$11.40		$13.04		$12.44		$12.04

Income (loss) from investment operations:
Net investment income (loss)(d)	0.04		0.08	0.13	0.07	0.10	0.08	0.33		0.37		0.25		0.29		0.21		0.16
Net realized and unrealized gain (loss) on investments and foreign currencies	4.23		0.97	(2.40)	(3.11)	3.14	1.79	1.64		0.55		(0.96)		(1.08)		1.49		0.70
Net increase from payments by affiliates	–		–	–	–	–	–	–		–		–		–		–		–

Total income (loss) from investment operations	4.27		1.05	(2.27)	(3.04)	3.24	1.87	1.97		0.92		(0.71)		(0.79)		1.70		0.86

Distributions from:
Net investment income	(0.11)		(0.15)	(0.06)	(0.09)	(0.07)	(0.01)	(0.30)		(0.23)		(0.26)		(0.17)		(0.12)		(0.06)
Net realized gain on securities	–		–	(0.27)	(1.65)	(1.83)	(1.38)	–		–		(0.31)		(0.68)		(0.98)		(0.40)

Total distributions	(0.11)		(0.15)	(0.33)	(1.74)	(1.90)	(1.39)	(0.30)		(0.23)		(0.57)		(0.85)		(1.10)		(0.46)

Net asset value at end of period	$17.77		$13.61	$12.71	$15.31	$20.09	$18.75	$12.48		$10.81		$10.12		$11.40		$13.04		$12.44

TOTAL RETURN(a)	31.39%		8.21%	(14.17)%	(16.05)%	18.15%	10.74%	18.38%		9.07%		(5.33)%		(6.70)%		14.18%		7.21%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	1.05	%(g)	1.05%	1.05%	1.05%	1.05%	1.05%	0.10	%(e)(g)	0.10	%(e)	0.10	%(e)	0.10	%(e)	0.10	%(e)	0.10	%(e)
Ratio of expenses to average net assets(c)	1.16	%(g)	1.11%	1.17%	1.13%	1.11%	1.20%	0.17	%(e)(g)	0.18	%(e)	0.22	%(e)	0.20	%(e)	0.20	%(e)	0.24	%(e)
Ratio of expense reductions to average net assets	0.02	%(g)	0.02%	0.03%	0.01%	0.02%	0.01%	–		–		–		–		–		–
Ratio of net investment income (loss) to average net assets(b)	0.42	%(g)	0.54%	1.22%	0.43%	0.47%	0.40%	5.61	%(e)(g)	3.45	%(e)	2.81	%(e)	2.42	%(e)	1.64	%(e)	1.35	%(e)
Ratio of net investment income (loss) to average net assets(c)	0.31	%(g)	0.48%	1.10%	0.35%	0.41%	0.25%	5.54	%(e)(g)	3.37	%(e)	2.69	%(e)	2.32	%(e)	1.54	%(e)	1.21	%(e)
Portfolio turnover rate	49%		81%	84%	72%	59%	76%	13%		34%		175%		108%		64%		70%
Number of shares outstanding at end of period (000’s)	35,305		33,097	37,634	40,372	26,139	19,331	20,461		17,832		14,009		12,783		9,401		7,122
Net assets at the end of period (000’s)	$627,380		$450,578	$478,457	$618,150	$525,119	$362,379	$255,418		$192,841		$141,786		$145,705		$122,551		$88,558

(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes expense reimbursements, but excludes expense reductions.
(c)	Excludes expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	Does not include underlying fund expenses that the Fund bears indirectly.
(f)	Unaudited
(g)	Annualized

VALIC Company II

FINANCIAL HIGHLIGHTS — (continued)

Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

	Money Market II Fund								Small Cap Growth Fund
	Six Months Ended February 28, 2011(f)		Year Ended August 31,						Six Months Ended February 28, 2011(f)		Year Ended August 31,
			2010		2009	2008	2007	2006			2010	2009	2008	2007	2006

PER SHARE DATA
Net asset value at beginning of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00	$10.20		$9.31	$11.46	$14.59	$12.68	$12.19

Income (loss) from investment operations:
Net investment income (loss)(d)	0.00		0.00		0.01	0.03	0.05	0.04	(0.05)		(0.08)	(0.07)	(0.09)	(0.09)	(0.07)
Net realized and unrealized gain (loss) on investments and foreign currencies	0.00		0.00		(0.00)	(0.00)	–	–	4.33		0.97	(1.96)	(2.20)	2.00	0.56
Net increase from payments by affiliates	0.00		0.00		–	–	–	–	–		–	–	–	–	–

Total income (loss) from investment operations	0.00		0.00		0.01	0.03	0.05	0.04	4.28		0.89	(2.03)	(2.29)	1.91	0.49

Distributions from:
Net investment income	(0.00)		(0.00)		(0.01)	(0.03)	(0.05)	(0.04)	–		–	–	–	–	–
Net realized gain on securities	–		–		–	–	–	–	–		–	(0.12)	(0.84)	–	–

Total distributions	(0.00)		(0.00)		(0.01)	(0.03)	(0.05)	(0.04)	–		–	(0.12)	(0.84)	–	–

Net asset value at end of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00	$14.48		$10.20	$9.31	$11.46	$14.59	$12.68

TOTAL RETURN(a)	0.00	%(e)	0.01	%(e)	0.89%	3.08%	4.88%	4.09%	41.96%		9.56%	(17.44)%	(16.52)%	15.06%	4.02%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.23	%(g)	0.37%		0.55%	0.55%	0.55%	0.56%	1.16	%(g)	1.16%	1.16%	1.16%	1.16%	1.16%
Ratio of expenses to average net assets(c)	0.66	%(g)	0.64%		0.75%	0.67%	0.64%	0.67%	1.32	%(g)	1.36%	1.49%	1.39%	1.35%	1.40%
Ratio of expense reduction to average net assets	–		–		–	–	–	–	0.01	%(g)	0.01%	0.01%.	0.00%	0.01%	–
Ratio of net investment income (loss) to average net assets(b)	0.01	%(g)	0.01%		0.94%	3.04%	4.78%	4.13%	(0.80	)%(g)	(0.83)%	(0.88)%	(0.75)%	(0.67)%	(0.55)%
Ratio of net investment income (loss) to average net assets(c)	(0.41	)%(g)	(0.26)%		0.73%	2.93%	4.69%	4.02%	(0.96	)%(g)	(1.03)%	(1.21)%	(0.98)%	(0.86)%	(0.79)%
Portfolio turnover rate	N/A		N/A		N/A	N/A	N/A	N/A	38%		80%	83%	158%	58%	69%
Number of shares outstanding at end of period (000’s)	195,920		214,151		253,830	329,922	337,050	151,326	6,248		4,681	4,546	4,195	3,884	3,892
Net assets at the end of period (000’s)	$195,651		$213,807		$253,242	$329,212	$337,050	$151,326	$90,490		$47,757	$42,310	$48,061	$56,678	$49,354

(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes expense reimbursements, but excludes expense reductions.
(c)	Excludes expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by less than 0.01% from the effect of payments by an affiliate (Note 3).
(f)	Unaudited
(g)	Annualized

VALIC Company II

FINANCIAL HIGHLIGHTS — (continued)

Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

	Small Cap Value Fund								Socially Responsible Fund
	Six Months Ended February 28, 2011(g)		Year Ended August 31,						Six Months Ended February 28, 2011(g)		Year Ended August 31,
			2010	2009	2008	2007		2006			2010	2009	2008	2007		2006

PER SHARE DATA
Net asset value at beginning of period	$10.27		$9.88	$13.75	$15.35	$15.06		$15.61	$9.34		$8.93	$11.39	$13.49	$12.06		$11.21

Income (loss) from investment operations:
Net investment income (loss)(d)	0.03		0.06	0.15	0.17	0.12		0.11	0.07		0.12	0.14	0.18	0.19		0.17
Net realized and unrealized gain (loss) on investments and foreign currencies	4.13		0.43	(3.28)	(0.98)	1.27		1.25	2.44		0.44	(2.37)	(1.46)	1.51		0.96
Net increase from payments by affiliates	–		–	–	–	0.00		–	–		–	–	–	0.00		–

Total income (loss) from investment operations	4.16		0.49	(3.13)	(0.81)	1.39		1.36	2.51		0.56	(2.23)	(1.28)	1.70		1.13

Distributions from:
Net investment income	(0.13)		(0.10)	(0.12)	(0.09)	(0.07)		(0.02)	(0.12)		(0.15)	(0.19)	(0.12)	(0.06)		(0.05)
Net realized gain on securities	–		–	(0.62)	(0.70)	(1.03)		(1.89)	–		–	(0.04)	(0.70)	(0.21)		(0.23)

Total distributions	(0.13)		(0.10)	(0.74)	(0.79)	(1.10)		(1.91)	(0.12)		(0.15)	(0.23)	(0.82)	(0.27)		(0.28)

Net asset value at end of period	$14.30		$10.27	$9.88	$13.75	$15.35		$15.06	$11.73		$9.34	$8.93	$11.39	$13.49		$12.06

TOTAL RETURN(a)	40.65%		4.96%	(21.71)%	(5.23)%	9.22	%(e)	9.69%	26.96%		6.23%	(19.20)%	(10.04)%	14.22	%(f)	10.16%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.95	%(h)	0.95%	0.95%	0.95%	0.95%		0.95%	0.56	%(h)	0.56%	0.56%	0.56%	0.56%		0.56%
Ratio of expenses to average net assets(c)	1.08	%(h)	1.14%	1.11%	1.11%	1.11%		1.21%	0.64	%(h)	0.63%	0.69%	0.65%	0.63%		0.71%
Ratio of expense reductions to average net assets	0.01	%(h)	0.01%	0.00%	0.01%	0.00%		–	–		–	0.02%	0.02%	0.03%		–
Ratio of net investment income (loss) to average net assets(b)	0.44	%(h)	0.52%	1.77%	1.02%	0.77%		0.74%	1.28	%(h)	1.20%	1.79%	1.46%	1.45%		1.52%
Ratio of net investment income (loss) to average net assets(c)	0.32	%(h)	0.33%	1.60%	0.86%	0.61%		0.49%	1.20	%(h)	1.13%	1.67%	1.37%	1.38%		1.37%
Portfolio turnover rate	67%		132%	32%	39%	33%		58%	35%		98%	86%	120%	152%		172%
Number of shares outstanding at end of period (000’s)	35,468		33,825	34,981	22,274	16,918		7,622	67,867		72,022	73,479	80,127	68,651		24,486
Net assets at the end of period (000’s)	$507,181		$347,417	$345,551	$306,357	$259,704		$114,809	$795,879		$672,566	$656,132	$912,992	$925,906		$295,231

(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes expense reimbursements, but excludes expense reductions.
(c)	Excludes expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by less than 0.01% from a gain realized on the disposal of investments in violation of investment restrictions.
(f)	The Fund’s performance was increased by less than 0.01% from a reimbursement by an affiliate.
(g)	Unaudited
(h)	Annualized

VALIC Company II

FINANCIAL HIGHLIGHTS — (continued)

Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

	Strategic Bond Fund
	Six Months Ended February 28, 2011(g)		Year Ended August 31,
			2010	2009	2008	2007		2006

PER SHARE DATA
Net asset value at beginning of period	$11.22		$10.29	$11.10	$11.33	$11.36		$11.08

Income (loss) from investment operations:
Net investment income (loss)(d)	0.31		0.60	0.66	0.65	0.61		0.58
Net realized and unrealized gain (loss) on investments and foreign currencies	0.21		0.85	(0.60)	(0.29)	(0.12)		0.04
Net increase from payments by affiliates	–		–	–	–	–		0.00

Total income (loss) from investment operations	0.52		1.45	0.06	0.36	0.49		0.62

Distributions from:
Net investment income	(0.60)		(0.52)	(0.87)	(0.51)	(0.40)		(0.16)
Net realized gain on securities	–		–	–	(0.08)	(0.12)		(0.18)

Total distributions	(0.60)		(0.52)	(0.87)	(0.59)	(0.52)		(0.34)

Net asset value at end of period	$11.14		$11.22	$10.29	$11.10	$11.33		$11.36

TOTAL RETURN(a)	4.76%		14.51%	2.23%	3.13%	4.32%		5.75	%(e)

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.89	%(h)	0.89%	0.89%	0.89%	0.89%		0.89%
Ratio of expenses to average net assets(c)	0.95	%(h)	0.95%	1.05%	1.00%	1.02%		1.12%
Ratio of expense reductions to average net assets	–		–	–	–	–		–
Ratio of net investment income (loss) to average net assets(b)	5.57	%(h)	5.65%	7.01%	5.81%	5.49%		5.38%
Ratio of net investment income (loss) to average net assets(c)	5.51	%(h)	5.59%	6.85%	5.70%	5.35%		5.16%
Portfolio turnover rate	70%		141%	129%	127%	126	%(f)	105	%(f)
Number of shares outstanding at end of period (000’s)	43,937		41,249	34,144	31,963	25,743		17,195
Net assets at the end of period (000’s)	$489,368		$462,619	$351,498	$354,895	$291,727		$195,413

(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes expense reimbursements, but excludes expense reductions.
(c)	Excludes expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by less than 0.01% from a reimbursement by an affiliate.
(f)	Portfolio turnover includes “to be announced” (“TBA”) transactions. Previously, portfolio turnover was calculated prior to including TBA transactions and was as follows:

Fund	2007	2006
Strategic Bond	120%	104%
(g)	Unaudited
(h)	Annualized

VALIC Company II

APPROVAL OF ADVISORY AGREEMENTS (Unaudited)

October 25-26, 2010 Board of Trustees Meeting

At a meeting held on October 25-26, 2010, the Board of Trustees (the “Board”), including a majority of the disinterested Trustees as defined by the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), approved (1) a new investment sub-advisory agreement between The Variable Annuity Life Insurance Company (“VALIC”) and Columbia Management Investment Advisers, LLC (“CMIA”) with respect to the Mid Cap Growth Fund (the “CMIA Sub-Advisory Agreement”) and (2) a new investment sub-advisory agreement between VALIC and Nuveen Asset Management, LLC (“Nuveen”) with respect to the Mid Cap Value Fund (the “Nuveen Sub-Advisory Agreement”). The CMIA Sub-Advisory Agreement and Nuveen Sub-Advisory Agreement are collectively referred to as the “Sub-Advisory Agreements.”

With respect to the Mid Cap Value Fund, the Board was advised that the Fund’s co-sub-adviser, FAF Advisors, Inc. (“FAF”), along with its parent, U.S. Bank National Association, had entered into an agreement whereby Nuveen Investments, Inc. (“Nuveen Investments”) would acquire FAF’s long-term asset management business (the “Transaction”). In addition, management reported that FAF’s long-term asset management business would be combined with the asset management business of Nuveen Asset Management, Inc., a subsidiary of Nuveen Investments, which would then form Nuveen Asset Management LLC (“Nuveen”). The Transaction, which became effective on December 31, 2010, constituted an “assignment,” as the term is defined by Section 2(a)(4) of the 1940 Act. The Board was advised that as required by the 1940 Act, the investment sub-advisory agreement between VALIC and FAF provided for the automatic termination upon such an assignment.

With respect to the Mid Cap Growth Fund, the Board considered that management was proposing that CMIA replace Invesco Advisers, Inc. (“Invesco”) as the Fund’s sub-adviser.

The Board received materials relating to certain factors the Board considered in determining to approve the Sub-Advisory Agreements. Those factors included: (1) the nature, extent and quality of services to be provided by Nuveen and CMIA; (2) Nuveen’s and CMIA’s sub-advisory fee rate compared to the sub-advisory fee rates of a peer group of funds with similar investment objectives (“Subadvisory Expense Group”), as selected by Lipper, Inc., an independent third-party provider of investment company data; (3) the investment performance of each Fund compared to performance of comparable funds in its Lipper or Morningstar category (“Performance Group”) and against the Funds’ respective benchmarks (each a “Benchmark”) and the investment performance of a comparable fund managed by CMIA against the Fund’s Morningstar category, Benchmark and the Fund’s performance; (4) the costs of services and the benefits potentially to be derived by Nuveen and CMIA, (5) whether the Funds will benefit from possible economies of scale by engaging Nuveen and CMIA as sub-advisers; (6) the profitability of Nuveen and CMIA; and (7) the terms of the Sub-Advisory Agreements.

In considering approval of the Nuveen Sub-Advisory Agreement, the Board took into account information and materials that the Board had received and considered in connection with its recent approval of the renewal of the sub-advisory agreement with FAF in August 2010. That approval, on which the Board voted at its meeting held in person on August 2-3, 2010, followed a lengthy process during which the Board considered a variety of factors, including, for example, the experience and qualification of FAF’s personnel, the Mid Cap Value Fund’s performance and expenses, and FAF’s compliance program.

In addition to presentations made by members of management at the October 2010 meeting, representatives of Nuveen Investments, FAF and CMIA made presentations to the Board at the October 2010 meeting and answered questions posed by the Trustees and by management.

The Independent Trustees were separately represented by counsel that is independent of VALIC in connection with their consideration of the approval of the Sub-Advisory Agreements. The matters discussed below were also considered separately by the Independent Trustees in executive session.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of services to be provided to the Funds by Nuveen and CMIA, respectively. The Board also considered that Nuveen’s and CMIA’s management of the Funds is subject to the oversight of VALIC and the Board, and the Funds must be managed in accordance with their respective investment objectives, policies and restrictions as set forth in the Funds’ prospectus and statement of additional information. The Board considered information provided to them regarding the services to be provided by Nuveen and CMIA. The Board considered the qualifications, background and responsibilities of Nuveen’s and CMIA’s investment and compliance personnel who would be responsible for providing investment management services to the Funds. The Board took into account the financial condition of Nuveen/FAF and its future parent company, Nuveen Investments. The Board also took into account the financial condition of CMIA.

The Board noted that the change of sub-adviser from FAF to Nuveen would not result in a result in a change to the Mid Cap Value Fund’s principal investment objective, principal investment strategy or principal investment risks. It also noted that Nuveen and FAF representatives attended the meeting and reported that the personnel responsible for managing the day-to-day investments of the Fund were not expected to change in the foreseeable future as a result of the Transaction and that the Transaction was not expected to have a material effect on FAF/Nuveen’s ability to manage the Fund.

With respect to the Mid Cap Growth Fund, the Board noted that the change of sub-adviser from Invesco to CMIA would not result in a change to the Fund’s principal investment objective and considered certain proposed changes to the Fund’s principal investment strategies.

The Board, including a majority of the Independent Trustees, concluded that the scope and quality of advisory services to be provided by Nuveen and CMIA under their respective Sub-Advisory Agreements would be satisfactory.

Fees and Expenses; Investment Performance. With respect to the Mid Cap Value Fund, the Board noted that the sub-advisory fee rate payable to Nuveen is the same as the rate payable to FAF. The Board also received and reviewed the Fund’s sub-advisory fee rates compared against the Subadvisory Expense Group. The Board also noted that the Fund’s actual sub-advisory fees were above the median of its Subadvisory Expense Group. The Board took into account management’s discussion of the Fund’s expenses, and noted that the Fund’s advisory fee rate would also remain the same.

With respect to the Mid Cap Growth Fund, the Board received and reviewed information regarding the Fund’s sub-advisory fee rate compared against the Subadvisory Expense Group. The Board considered that the Fund’s current sub-advisory fee rate payable to Invesco was above the median of the Subadvisory Expense Group and that following the change of subadvisers the Fund’s sub-advisory fee rate payable to CMIA would be at the median of the Subadvisory Expense Group. The Board considered that since the sub-advisory fees for the Fund would decrease VALIC would retain more of its advisory fees, which are remaining the same, and would earn more in fees than what VALIC currently

VALIC Company II

APPROVAL OF ADVISORY AGREEMENTS (Unaudited) — (continued)

earns as the adviser of the Fund. The Board noted that although VALIC would retain a greater percentage of its advisory fee payable by the Fund, such increase would not materially impact VALIC’s profit margin.

The Board took into account that the sub-advisory fee rate each payable to Nuveen and CMIA contain breakpoints. The Board also considered that the sub-advisory fees are paid by VALIC out of the advisory fees it receives from the Funds and that the sub-advisers are not paid by the Funds. The Board concluded that the sub-advisory fees payable to Nuveen and CMIA are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.

The Board also considered FAF’s past performance with respect to its portion of the Mid Cap Value Fund for the one- and three-year periods ended August 31, 2010 and noted that the FAF portfolio managers would continue to manage the Fund as Nuveen employees. The Board noted that the FAF portion of the Fund outperformed the Benchmark and Performance Group for the three- year period ended August 31, 2010, and underperformed the benchmark and outperformed the Performance Group for the one- year period ended August 31, 2010. The Board took into account management’s discussion of the Fund’s performance, and concluded that the Fund’s overall performance was satisfactory in light of all factors considered.

The Trustees then considered the performance of the Mid Cap Growth Fund. It was noted that the Trustees review regularly detailed performance information about the Fund. It was noted that based on performance presented by management that the Fund had underperformed its Benchmark, the Russell Midcap Growth Index, for the year-to-date, one- and three-year periods ended September 30, 2010. The Trustees also considered the Fund’s performance versus its Morningstar category. The Board considered that the performance of a comparable fund managed by CMIA, the Columbia Mid Cap Growth Fund, had outperformed the Benchmark and its Morningstar peer category for the year-to-date, one- and three-year periods ended September 30, 2010.

Cost of Services and Benefits Derived and Profitability/Economies of Scale. The Board was provided information related to the cost of services and benefits derived in connection with the Sub-Advisory Agreements. Management reported that it believed that any indirect costs are inconsequential to the analysis of the adequacy of the advisory and sub-advisory fees and that any collateral benefits derived as a result of providing advisory services to the Fund are de minimis. Because sub-advisory fees are paid by VALIC and not by the Fund, the Trustees determined that the costs of the services to be provided by Nuveen and CMIA and the profitability to Nuveen and CMIA from their relationship with the Fund was not a material factor in their deliberations with respect to consideration of approval of the Sub-Advisory Agreements. For similar reasons, the Board also concluded that the potential for economies of scale in Nuveen’s and CMIA’s management of the Fund was not a material factor in approving the Sub-Advisory Agreements although the Board noted that the proposed sub-advisory fees had breakpoints.

Terms of the Sub-Advisory Agreements. The Board reviewed the terms of the Sub-Advisory Agreements, including the duties and responsibilities undertaken by Nuveen and CMIA. It was noted that there were no material differences between the terms of the Nuveen Sub-Advisory Agreement and the sub-advisory agreement between VALIC and FAF and that there were no material differences between the terms of the CMIA Sub-Advisory Agreement and the sub-advisory agreement between VALIC and Invesco. The Board concluded that the terms of the Sub-Advisory Agreements were reasonable.

Conclusions. In reaching its decision to approve the Sub-Advisory Agreements, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials it reviewed, the representations made to it, the considerations described above, and their deliberations, the Board, including a majority of the Independent Trustees, concluded that it was in the best interests of the Fund and its shareholders to approve the Sub-Advisory Agreements.

January 24-25, 2011 Board of Trustees Meeting

At an in-person meeting held on January 24-25, 2011, the Board, including the Independent Trustees, approved an investment sub-advisory agreement between VALIC and Tocqueville Asset Management, L.P. (“Tocqueville” or “Sub-adviser”) with respect to the VC II Mid Cap Value Fund (“Mid Cap Value” or “Fund”) (the “Tocqueville Sub-Advisory Agreements”). In connection with the approval of the Tocqueville Sub-advisory Agreement, the Board considered that Tocqueville would be added as a third sub-adviser to Mid Cap Value.

The Board received materials relating to certain factors the Board considered in determining to approve the Tocqueville Sub-advisory Agreement. Those factors included: (1) the nature, extent and quality of services to be provided by the Tocqueville; (2) Tocqueville’s sub-advisory fee rate compared to the sub-advisory fee rates of a peer group of funds with similar investment objectives (“Subadvisory Expense Group”), as selected by Lipper, Inc., an independent third-party provider of investment company data; (3) the investment performance of the Fund compared to performance of comparable funds in its Morningstar category (“Performance Group”) and against the Fund’s benchmark (the “Benchmark”), and the investment performance of a comparable fund managed by Tocqueville against the relevant Fund’s Performance Group, Benchmark and the Fund’s performance; (4) the costs of services and the benefits potentially to be derived by the Tocqueville, (5) whether the Fund would benefit from possible economies of scale by engaging the Tocqueville; (6) the profitability of Tocqueville; and (7) the terms of the Tocqueville Sub-advisory Agreement.

In considering whether to approve the Tocqueville Sub-advisory Agreement, the Board also took into account presentations made at the January 2011 meeting by members of management as well as presentations made by representatives from Tocqueville who responded to questions posed by the Board and management. The Independent Trustees were separately represented by counsel that is independent of VALIC in connection with their consideration of the approval of the Tocqueville Sub-advisory Agreement. The matters discussed below were also considered separately by the Independent Trustees in executive session.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of services to be provided to the Fund by Tocqueville. The Board also considered that Tocqueville’s management of the Fund is subject to the oversight of VALIC and the Board, and the Fund must be managed in accordance with its investment objective, policies and restrictions as set forth in the Fund’s prospectus and statement of additional information. The Board considered information provided to it regarding the services to be provided by Tocqueville. The Board considered the qualifications, background and responsibilities of Tocqueville’s investment and compliance personnel who would be responsible for providing investment management services to the Fund. The Board considered the investment strategies, investment style and investment processes that would be implemented by Tocqueville’s portfolio team. The Board took into account the financial condition of Tocqueville.

VALIC Company II

APPROVAL OF ADVISORY AGREEMENTS (Unaudited) — (continued)

The Board, including a majority of the Independent Trustees, concluded that the scope and quality of advisory services to be provided by Tocqueville under the Tocqueville Sub-advisory Agreement would be satisfactory.

Fees and Expenses; Investment Performance. The Board received and reviewed the Fund’s sub-advisory fee rates compared against the relevant Subadvisory Expense Group/Universe. The Board also considered that VALIC negotiated the sub-advisory fee rates at arms-length and that the sub-advisory fees are paid by VALIC out of the advisory fees it receives from the Fund. The Board considered that the subadvisory fee rate payable to Tocqueville contains breakpoints. Tocqueville provided and the Board also considered expense information of comparable accounts managed by Tocqueville. It was noted that the Board reviews regularly detailed performance information about the Fund. The Board received and reviewed information prepared by management regarding the Fund’s investment performance compared against their Benchmarks and their respective Performance Groups. It was noted that all performance information presented was as of the period ended November 30, 2010.

The Board noted that the sub-advisory fees payable to Tocqueville and the proposed aggregate sub-advisory fee rates payable to all three sub-advisers of the Fund would be above the median of its Subadvisory Expense Group and Subadvisory Expense Universe. The Board also noted that the sub-advisory fee payable to Tocqueville is higher than the sub-advisory fees paid to the Fund’s other sub-advisers. The Board took into account management’s discussion of the Fund’s expenses, and noted that the Fund’s advisory fee rate would remain the same.

With respect to the Fund’s performance, the Board considered management has closely monitored the Fund’s performance for more than six months. The Board considered that the performance of a comparable fund managed by Tocqueville had outperformed the Performance Group for the one-, three- and five- year periods. The Board also noted that the comparable fund managed by Tocqueville underperformed the Benchmark for the one- year period and outperformed the Benchmark for the three- and five- year periods. The Board also considered information presented by management regarding the hypothetical performance of the Fund had it been sub-advised by Tocqueville with the proposed allocations among Tocqueville and the Fund’s current sub-advisers, Wellington Management Company, LLP and Nuveen.

The Board concluded that the sub-advisory fees payable to Tocqueville are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered. The Board also took into account management’s discussion of the Fund’s performance and concluded that the engagement of Tocqueville could benefit the Fund’s performance.

Cost of Services and Benefits Derived and Profitability/Economies of Scale. The Board was provided information related to the cost of services and benefits derived in connection with the Tocqueville Sub-advisory Agreement. Management reported that it believed that any indirect costs are inconsequential to the analysis of the adequacy of the advisory and sub-advisory fees and that any collateral benefits derived as a result of providing advisory services to the Fund are de minimis. Because sub-advisory fees are paid by VALIC and not by the Fund, the Board determined that the costs of the services to be provided by Tocqueville and the profitability to Tocqueville from its relationship with the Fund was not a material factor in its deliberations with respect to consideration of approval of the Tocqueville Sub-advisory Agreement. For similar reasons, the Board also concluded that the potential for economies of scale in Tocqueville’s management of the Fund was not a material factor in approving the Tocqueville Sub-advisory Agreement although the Board noted that each proposed sub-advisory fee schedule contained breakpoints.

Terms of the Tocqueville Sub-advisory Agreement. The Board reviewed the terms of the Tocqueville Sub-advisory Agreement, including the duties and responsibilities undertaken by Tocqueville. The Board also reviewed the terms of payment for services to be rendered by Tocqueville and noted that VALIC would compensate Tocqueville out of the advisory fees it receives from the Fund. The Board noted that the Tocqueville Sub-advisory Agreement provide that Tocqueville will pay all of its own expenses in connection with the performance of their respective duties as well as the cost of maintaining the staff and personnel as necessary for it to perform its obligations. The Board also considered the termination and liability provisions of the Tocqueville Sub-advisory Agreement and other terms contained therein. The Board concluded that the terms of the Tocqueville Sub-advisory Agreement were reasonable.

Conclusions. In reaching its decision to approve the Tocqueville Sub-advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials it reviewed, the representations made to it, the considerations described above, and its deliberations, the Board, including a majority of the Independent Trustees, concluded that it was in the best interests of the Fund and its shareholders to approve the respective Tocqueville Sub-advisory Agreement.

VALIC Company II

SUPPLEMENTS TO PROSPECTUS (Unaudited)

Supplement to the Prospectus dated January 1, 2011

Mid Cap Value Fund. On January 25, 2011, the Board of Trustees (the “Board”) of VALIC Company II (“VC II”) approved the engagement of Tocqueville Asset Management, L.P. (“Tocqueville”) as sub-adviser to the Fund. The Board approved a new investment sub-advisory agreement between The Variable Annuity Life Insurance Company (“VALIC”) and Tocqueville (the “Tocqueville Sub-advisory Agreement”). With respect to the Tocqueville Sub-advisory Agreement, the Board has authority, pursuant to an exemptive order granted by the Securities and Exchange Commission, to enter into sub-advisory agreements without a shareholder vote; however, an information statement explaining the change of sub-adviser will be mailed to the shareholders of the Fund. The effective date of the Tocqueville Sub-advisory Agreement is on or about March 14, 2011.

There will be no changes to the Fund’s principal investment objective, investment strategies or principal investment risks or the fees paid by the Fund. Nuveen Asset Management, LLC (“Nuveen”) and Wellington Management Company, LLP (“Wellington”) will continue to manage a portion of the Fund’s assets. Following the effective date of the Tocqueville Sub-Advisory Agreement, Wellington will manage approximately 45% of the Fund’s assets, Tocqueville will manage approximately 30% of the Fund’s assets and Nuveen will manage approximately 25% of the Fund’s assets. The percentage of the Fund’s assets that each sub-adviser manages may, at VALIC’s discretion, change from time-to-time. The following changes will become effective upon the effective date of the Tocqueville Sub-Advisory Agreement.

Upon the effectiveness of the Tocqueville Sub-advisory Agreement, in the section titled About VC II’s Management – Investment Sub-Advisers, all references to Invesco as the sub-adviser of the Mid Cap Growth Fund are deleted in their entirety, and the following disclosure is added regarding Tocqueville:

The “Investment Adviser” section of the Fund Summary is amended to reflect the addition of Tocqueville as a co-sub-adviser of the Fund, and the addition of J. Dennis Delafield, Vincent Sellecchia and Donald Wang, as portfolio managers of the Fund.

In the section titled “About VC I’s Management – Investment Sub-Advisers,” the following disclosure is added:

Mid Cap Value Fund

Tocqueville Asset Management L.P. (“Tocqueville”)

40 West 57th Street, 19th Floor, New York, New York 10019

Tocqueville is a Delaware limited partnership and has been in the asset management business since 1985. As of December 31, 2010, Tocqueville had more than $10.9 billion in assets under management.

A portion of the Mid Cap Value Fund is managed by J. Dennis Delafield, Vincent Sellecchia and Donald Wang, Mr. Delafield, a Limited Partner/Managing Director and Portfolio Manager/Analyst at Tocqueville, has 52 years of experience in the investment business. He founded Delafield Asset Management, Inc. (“Delafield”) in 1980 and then joined Reich & Tang Asset Management, LLC (“Reich & Tang”) upon its acquisition of Delafield in 1993. Mr. Delafield served as Managing Director of Reich & Tang until September 2009 when it merged with Tocqueville. Mr. Sellecchia, a Limited Partner/Managing Director and Portfolio Manager/Analyst at Tocqueville, has 33 years of investment experience. Mr. Sellecchia joined Tocqueville in 2009. Previously, Mr. Sellecchia was with Reich & Tang from 1993 following its acquisition of Delafield. Prior thereto, he worked at Delafield since its inception in 1980. Mr. Wang, a Limited Partner and Portfolio Manager/Analyst at Tocqueville, has 20 years of investment experience. Mr. Wang joined Tocqueville in 2009. Previously, he worked at Reich & Tang Asset Management, LLC from 1999 as a Portfolio Manager and Analyst of its small cap equity team. Messrs. Delafield, Sellecchia and Wang each hold the chartered financial analyst designation.

Date: February 8, 2011

Supplement to the Prospectus dated January 1, 2011

Mid Cap Value Fund. The “Principal Investment Strategies” section of the Fund Summary is amended to include the following:

The sub-advisers may routinely hold up to 20% of the Fund’s assets in cash, U.S. Government securities and repurchase agreements while seeking to make opportunistic investments in companies that the portfolio managers believe to represent special situations, such as when a company is undergoing change that might cause its market value to grow at a rate faster than the market generally.

In addition, the “Principal Investment Risks” is amended to include the following risk:

Special Situations Risk: Small- and Medium-sized companies are often involved in “special situations.” Securities of such companies may decline in value and adversely affect the Fund’s performance if the anticipated benefits of the special situation do not materialize.

Risks of Investing in Money Market Securities: An investment in the Fund is subject to the risk that the value of its investments in high-quality short-term obligations (“money market securities”) may be subject to changes in interest rates, changes in the rating of any money market security and in the ability of an issuer to make payments of interest and principal.

U.S. Government Obligations Risk: Unlike U.S. Treasury obligations, securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government and are therefore subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.

Date: March 23, 2011

VALIC Company II

BOARD OF TRUSTEES

Thomas J. Brown

Judith L. Craven

William F. Devin

Timothy J. Ebner

Gustavo E. Gonzales, Jr.

Peter A. Harbeck

John W. Lancaster

Kenneth J. Lavery

John E. Maupin, Jr.

CUSTODIAN

State Street Bank and Trust Company

225 Franklin Street

Boston, Massachusetts 02110

INVESTMENT ADVISER

The Variable Annuity

Life Insurance Company (VALIC)

2929 Allen Parkway

Houston, Texas 77019

INVESTMENT SUBADVISERS

Bridgeway Capital Management, Inc.

5615 Kirby Dr., Suite 518

Houston, Texas 77005

Columbia Management Investment Advisers, LLC

100 Federal Street

Boston, Massachusetts 02110

Invesco Advisers, Inc.

1555 Peachtree Street, N.E.

Atlanta, Georgia 30309

J.P. Morgan Investment Management Inc.

245 Park Avenue

New York, New York 10167

Janus Capital Management, LLC

151 Detroit Street

Denver, Colorado 80206

Metropolitan West Capital Management, LLC

610 Newport Center Drive, Suite 100

Newport Beach, CA 92660

Nuveen Asset Management, LLC

333 W. Wacker Drive

Chicago, Illinois 60606

PineBridge Investments LLC

70 Pine Street

New York, NY 10270

SunAmerica Asset Management Corp.

Haborside Financial Center

3200 Plaza 5

Jersey City, New Jersey 07311

The Boston Company Asset Management, LLC

BNY Melton Center

201 Washington St.

Boston, MA 02108

Tocqueville Asset Management LP

1675 Broadway

New York, New York 10019

Wellington Management Co. LLP

75 State Street

Boston, Massachusetts 02109

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP

1201 Louisiana Street, Suite 2900

Houston, Texas 77002

TRANSFER AND SHAREHOLDER SERVICE AGENT

The Variable Annuity

Life Insurance Company (VALIC)

2929 Allen Parkway

Houston, Texas 77019

OFFICERS

Kurt Bernlohr,

President and Principal Executive Officer

John Packs,

Vice President and Senior Investment Officer

Gregory R. Kingston,

Treasurer and Principal Financial Officer

Nori L. Gabert,

Vice President, Chief Legal Officer and Secretary

Gregory N. Bressler,

Vice President

Cynthia A. Gibbons Skrehot,

Vice President and Chief Compliance Officer

Donna Handel,

Vice President and Assistant Treasurer

Diedre L. Shepherd,

Assistant Treasurer

Mark Matthes,

Assistant Secretary

Matthew J. Hackethal,

Anti-Money Laundering Compliance Officer

Thomas M. Ward,

Vice President

DISCLOSURE OF QUARTERLY FUND PORTFOLIO HOLDINGS

VC II is required to file its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for its first and third fiscal quarters on Form N-Q. VC II’s Forms N-Q are available on the U.S. Securities and Exchange Commission’s website at www.sec.gov. You can also review and obtain copies of Forms N-Q at the U.S. Securities and Exchange Commission’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330).

VOTING PROXIES ON VALIC COMPANY II PORTFOLIO SECURITIES

A description of the policies and procedures that VC II uses to determine how to vote proxies related to securities held in the Fund’s portfolios, which is available in VC II’s Statement of Additional Information, may be obtained without charge upon request, by calling 800-448-2542. This information is also available from the EDGAR database on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

PROXY VOTING RECORD ON VALIC COMPANY II PORTFOLIO SECURITIES

Information regarding how VC II voted proxies relating to securities held in the VC II Funds portfolios during the most recent twelve month period ended June 30, is available, once filed with the U.S. Securities and Exchange Commission without charge, upon request, by calling 800-448-2542 or on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

This report is for the information of the shareholders and variable contract owners investing in VC II. It is authorized for distribution to other persons only when preceded or accompanied by an effective prospectus which contains information on how to purchase shares and other pertinent information.

If you would like further information about this material or products issued by VALIC or American General Life Insurance Company, please contact your financial professional.

The accompanying report has not been audited by independent accountants and accordingly no opinion has been expressed thereon.

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Securities and investment advisory services are offered by VALIC Financial Advisors, Inc., member FINRA and an SEC-registered investment advisor.

VALIC represents The Variable Annuity Life Insurance Company and its subsidiaries, VALIC Financial Advisors, Inc. and VALIC Retirement Services Company.

Copyright © The Variable Annuity Life Insurance Company. All rights reserved. VC 10855 (12/2010) 79619 EE

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Copyright © The Variable Annuity Life Insurance Company.

All rights reserved.

VC 23800 (12/2010) J80543 EE

VALIC Company II P.O. Box 3206 Houston, TX 77253-3206	PRSRT STD U.S. POSTAGE PAID DAVENPORT, IA PERMIT NO. 291

VC 11288 (02/2011) J74500

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

Included in Item 1 to the Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407)(as required by 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item 10.

Item 11.	Controls and Procedures.

(a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.3a-3(d))) that occurred during the registrant’s the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)	(1) Not applicable.

(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(3) Not applicable.

(b)	Certification pursuant to Rule 30a-2 (b) under the Investment Company Act of 1940 (17 CFR 270.30a-2 (a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VALIC Company II

By:	/s/ Kurt W. Bernlohr
Kurt W. Bernlohr
President

Date: May 3, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kurt W. Bernlohr
Kurt W. Bernlohr
President

Date: May 3, 2011

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date: May 3, 2011